UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2010

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Intermediate Bond
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Class A	.86%
Actual		$ 1,000.00	$ 1,056.20	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Class T	.82%
Actual		$ 1,000.00	$ 1,057.40	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Class B	1.57%
Actual		$ 1,000.00	$ 1,052.60	$ 7.99
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Class C	1.58%
Actual		$ 1,000.00	$ 1,052.60	$ 8.04
HypotheticalA		$ 1,000.00	$ 1,016.96	$ 7.90
Institutional Class	.57%
Actual		$ 1,000.00	$ 1,058.60	$ 2.91
HypotheticalA		$ 1,000.00	$ 1,021.97	$ 2.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
U.S. Government and U.S. Government Agency Obligations† 39.8%	U.S. Government and U.S. Government Agency Obligations† 33.7%
AAA 11.7%	AAA 9.7%
AA 9.0%	AA 6.2%
A 10.0%	A 13.3%
BBB 19.6%	BBB 26.8%
BB and Below 2.7%	BB and Below 4.9%
Not Rated 0.3%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 6.9%	Short-Term Investments and Net Other Assets 5.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2010
6 months ago
Years	5.0	4.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	3.7	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010 *	As of August 31, 2009 **
Corporate Bonds 37.8%	Corporate Bonds 47.0%
U.S. Government and U.S. Government Agency Obligations† 39.8%	U.S. Government and U.S. Government Agency Obligations† 33.7%
Asset-Backed Securities 6.4%	Asset-Backed Securities 3.3%
CMOs and Other Mortgage Related Securities 7.6%	CMOs and Other Mortgage Related Securities 10.5%
Municipal Bonds 0.4%	Municipal Bonds 0.2%
Other Investments 1.1%	Other Investments 0.3%
Short-Term Investments and Net Other Assets 6.9%	Short-Term Investments and Net Other Assets 5.0%

* Foreign investments	12.1%	** Foreign investments	11.0%
* Futures and Swaps	14.4%	** Futures and Swaps	17.0%

† Includes FDIC Guaranteed Corporate Securities

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
4.875% 6/15/10	$ 65,000	$ 65,698
5.75% 9/8/11	844,000	894,379
5.875% 3/15/11	422,000	439,537
		1,399,614
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	530,000	539,808
Household Durables - 0.3%
Fortune Brands, Inc.:
5.125% 1/15/11	665,000	686,237
6.375% 6/15/14	750,000	816,654
Whirlpool Corp. 6.125% 6/15/11	700,000	731,859
		2,234,750
Media - 1.4%
AOL Time Warner, Inc.:
6.75% 4/15/11	431,000	455,925
6.875% 5/1/12	368,000	406,027
Comcast Cable Communications, Inc. 6.75% 1/30/11	77,000	80,815
Comcast Corp.:
4.95% 6/15/16	283,000	294,709
5.15% 3/1/20	653,000	658,941
5.5% 3/15/11	58,000	60,593
COX Communications, Inc.:
4.625% 6/1/13	674,000	714,658
6.25% 6/1/18 (d)	113,000	121,726
News America, Inc.:
4.75% 3/15/10	37,000	37,016
5.3% 12/15/14	132,000	145,205
6.9% 3/1/19	750,000	861,550
Time Warner Cable, Inc.:
5.4% 7/2/12	369,000	395,967
5.85% 5/1/17	996,000	1,070,971
6.2% 7/1/13	351,000	388,404
6.75% 7/1/18	1,114,000	1,245,930
Time Warner, Inc. 5.875% 11/15/16	651,000	714,338
Viacom, Inc.:
4.375% 9/15/14	658,000	689,161
6.125% 10/5/17	679,000	745,442
		9,087,378
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.2%
Staples, Inc. 7.375% 10/1/12	$ 1,301,000	$ 1,450,279
TOTAL CONSUMER DISCRETIONARY		14,711,829
CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
3% 10/15/12	1,020,000	1,048,103
7.2% 1/15/14 (d)	1,000,000	1,147,700
Diageo Capital PLC 5.2% 1/30/13	157,000	171,030
FBG Finance Ltd. 5.125% 6/15/15 (d)	443,000	470,985
		2,837,818
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
0.5556% 6/1/10 (h)	346,000	346,127
6.036% 12/10/28	337,130	336,709
		682,836
Food Products - 0.5%
Cargill, Inc. 6% 11/27/17 (d)	106,000	115,284
General Mills, Inc.:
5.2% 3/17/15	650,000	709,745
5.65% 2/15/19	239,000	257,417
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	682,826
5.625% 11/1/11	1,424,000	1,512,140
6.75% 2/19/14	82,000	93,132
		3,370,544
Personal Products - 0.1%
Avon Products, Inc. 4.8% 3/1/13	600,000	640,033
Tobacco - 0.3%
Altria Group, Inc. 9.7% 11/10/18	1,249,000	1,570,699
Reynolds American, Inc. 6.75% 6/15/17	442,000	476,982
		2,047,681
TOTAL CONSUMER STAPLES		9,578,912
ENERGY - 3.9%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 9.75% 3/15/19 (d)	356,000	451,104
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co. 6.15% 9/15/19	$ 425,000	$ 478,517
Transocean Ltd. 5.25% 3/15/13	523,000	564,901
Weatherford International Ltd.:
4.95% 10/15/13	263,000	281,081
5.15% 3/15/13	1,417,000	1,507,500
		3,283,103
Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp. 5.95% 9/15/16	966,000	1,056,211
BW Group Ltd. 6.625% 6/28/17 (d)	446,000	414,241
Canadian Natural Resources Ltd.:
5.15% 2/1/13	679,000	730,967
5.7% 5/15/17	175,000	189,087
Cenovus Energy, Inc. 5.7% 10/15/19 (d)	650,000	685,734
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	13,627	13,920
Duke Capital LLC 6.25% 2/15/13	151,000	165,014
Duke Energy Field Services:
5.375% 10/15/15 (d)	184,000	198,111
6.875% 2/1/11	422,000	443,765
7.875% 8/16/10	191,000	197,000
El Paso Natural Gas Co. 5.95% 4/15/17	141,000	148,990
Enbridge Energy Partners LP:
5.875% 12/15/16	273,000	295,659
6.5% 4/15/18	358,000	394,120
EnCana Corp. 6.3% 11/1/11	151,000	162,802
EnCana Holdings Finance Corp. 5.8% 5/1/14	436,000	484,430
Enterprise Products Operating LP:
4.6% 8/1/12	706,000	749,699
5.6% 10/15/14	295,000	321,448
5.65% 4/1/13	105,000	114,324
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	583,000	622,221
Lukoil International Finance BV 6.656% 6/7/22 (d)	246,000	236,160
Midcontinent Express Pipel LLC 5.45% 9/15/14 (d)	800,000	834,503
Nexen, Inc.:
5.05% 11/20/13	634,000	682,310
5.2% 3/10/15	137,000	145,734
NGPL PipeCo LLC 6.514% 12/15/12 (d)	1,138,000	1,254,340
Pemex Project Funding Master Trust 1.5536% 6/15/10 (d)(h)	188,000	188,000
Petro-Canada 6.05% 5/15/18	326,000	352,800
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	$ 700,000	$ 706,091
7.875% 3/15/19	620,000	713,000
Petroleum Export Ltd. 4.633% 6/15/10 (d)	2,444	2,423
Plains All American Pipeline LP:
4.25% 9/1/12	1,000,000	1,046,576
5.75% 1/15/20	962,000	1,003,122
7.75% 10/15/12	356,000	402,026
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	405,900	442,278
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	329,000	342,871
5.832% 9/30/16 (d)	270,000	285,404
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	411,000	456,203
Southeast Supply Header LLC 4.85% 8/15/14 (d)	862,000	893,715
Suncor Energy, Inc. 6.1% 6/1/18	916,000	995,367
Texas Eastern Transmission LP 6% 9/15/17 (d)	1,096,000	1,205,029
TransCanada PipeLines Ltd. 6.35% 5/15/67 (h)	358,000	336,441
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	437,751
Valero Energy Corp. 4.5% 2/1/15	358,000	359,829
XTO Energy, Inc.:
4.9% 2/1/14	752,000	817,328
5% 1/31/15	264,000	288,303
5.65% 4/1/16	181,000	202,798
5.9% 8/1/12	672,000	739,755
		22,757,900
TOTAL ENERGY		26,041,003
FINANCIALS - 18.2%
Capital Markets - 2.9%
Bear Stearns Companies, Inc.:
0.3889% 10/22/10 (h)	353,000	353,143
4.5% 10/28/10	277,000	284,060
5.3% 10/30/15	177,000	188,120
5.35% 2/1/12	65,000	69,511
6.95% 8/10/12	204,000	227,202
BlackRock, Inc. 6.25% 9/15/17	1,105,000	1,223,386
Goldman Sachs Group, Inc.:
5.95% 1/18/18	1,602,000	1,681,301
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.15% 4/1/18	$ 298,000	$ 314,781
6.875% 1/15/11	47,000	49,389
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)	489,000	493,984
6.5% 6/15/12	630,000	631,188
Lazard Group LLC:
6.85% 6/15/17	580,000	589,087
7.125% 5/15/15	208,000	221,302
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	1,578,000	1,672,727
6.875% 4/25/18	618,000	651,155
Morgan Stanley:
0.4994% 1/9/12 (h)	844,000	827,896
0.5494% 1/9/14 (h)	825,000	788,245
4.1% 1/26/15	1,320,000	1,317,800
4.75% 4/1/14	120,000	121,978
5.05% 1/21/11	460,000	476,269
5.45% 1/9/17	200,000	203,801
5.95% 12/28/17	383,000	394,762
6% 5/13/14	570,000	616,526
6.6% 4/1/12	863,000	938,791
6.75% 4/15/11	126,000	133,119
7.3% 5/13/19	603,000	666,746
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	1,200,000	1,213,542
State Street Corp. 4.3% 5/30/14	120,000	126,214
The Bank of New York, Inc.:
4.95% 1/14/11	5,000	5,186
4.95% 11/1/12	583,000	632,758
UBS AG Stamford Branch:
3.875% 1/15/15	700,000	700,164
5.75% 4/25/18	1,684,000	1,737,073
		19,551,206
Commercial Banks - 5.9%
American Express Bank FSB 5.5% 4/16/13	2,014,000	2,154,205
American Express Centurion Bank 5.2% 11/26/10	37,000	38,128
ANZ National International Ltd.:
2.375% 12/21/12 (d)	1,680,000	1,688,855
6.2% 7/19/13 (d)	221,000	243,390
Bank of Nova Scotia 3.4% 1/22/15	1,650,000	1,684,049
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of Tokyo-Mitsubishi UFJ Ltd. 3.85% 1/22/15 (d)	$ 1,300,000	$ 1,333,582
Bank One Corp. 5.25% 1/30/13	140,000	150,988
Barclays Bank PLC 2.5% 1/23/13	1,680,000	1,678,989
BB&T Corp. 6.5% 8/1/11	187,000	198,966
Chase Manhattan Corp. 7.875% 6/15/10	257,000	261,977
Commonwealth Bank of Australia:
2.9% 9/17/14 (d)	3,000,000	3,033,138
3.75% 10/15/14 (d)	1,640,000	1,661,274
Credit Suisse New York Branch:
5% 5/15/13	1,026,000	1,103,767
5.5% 5/1/14	410,000	447,897
6% 2/15/18	1,543,000	1,620,963
DBS Bank Ltd. (Singapore) 0.47% 5/16/17 (d)(h)	845,580	803,301
Export-Import Bank of Korea:
5.125% 2/14/11	441,000	454,006
5.25% 2/10/14 (d)	114,000	121,088
5.5% 10/17/12	340,000	364,683
Fifth Third Bancorp 4.5% 6/1/18	19,000	16,980
HBOS PLC 6.75% 5/21/18 (d)	509,000	469,608
HSBC Holdings PLC 0.4544% 10/6/16 (h)	130,000	124,915
ING Bank NV 2.65% 1/14/13 (d)	1,310,000	1,317,146
JPMorgan Chase Bank 6% 10/1/17	422,000	453,629
KeyBank NA 7% 2/1/11	169,000	176,994
Korea Development Bank 4.625% 9/16/10	369,000	374,514
Lloyds TSB Bank PLC:
4.375% 1/12/15 (d)	650,000	639,142
5.8% 1/13/20 (d)	650,000	628,974
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (d)(h)	82,159	76,676
National Australia Bank Ltd. 2.35% 11/16/12 (d)	1,783,000	1,810,342
PNC Funding Corp.:
0.3888% 1/31/12 (h)	979,000	965,334
3.625% 2/8/15	717,000	721,030
Rabobank Nederland NV 2.65% 8/17/12 (d)	4,040,000	4,145,569
Santander Issuances SA Unipersonal:
0.6134% 6/20/16 (d)(h)	129,255	124,255
5.805% 6/20/16 (d)(h)	734,000	724,278
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	2,245,000	2,283,980
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(h)	442,000	437,459
Union Planters Corp. 7.75% 3/1/11	91,000	91,606
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
UnionBanCal Corp. 5.25% 12/16/13	$ 100,000	$ 105,269
Wachovia Bank NA 4.875% 2/1/15	283,000	294,189
Wachovia Corp.:
0.3789% 4/23/12 (h)	90,000	88,946
0.3813% 10/15/11 (h)	622,000	618,694
5.625% 10/15/16	513,000	531,011
Wells Fargo & Co. 3.75% 10/1/14	1,840,000	1,862,194
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	110,000	112,283
Westpac Banking Corp. 2.25% 11/19/12	1,670,000	1,678,477
		39,916,740
Consumer Finance - 1.6%
Capital One Bank USA NA 8.8% 7/15/19	475,000	570,798
Capital One Financial Corp.:
5.7% 9/15/11	366,000	384,726
7.375% 5/23/14	540,000	619,025
Discover Financial Services:
0.7843% 6/11/10 (h)	694,000	692,034
6.45% 6/12/17	345,000	333,701
General Electric Capital Corp.:
2.8% 1/8/13	1,045,000	1,054,046
3.5% 8/13/12	2,000,000	2,060,716
5.9% 5/13/14	1,375,000	1,508,810
6.375% 11/15/67 (h)	1,275,000	1,134,750
Household Finance Corp. 6.375% 10/15/11	341,000	362,894
HSBC Finance Corp. 5.25% 1/14/11	306,000	315,870
MBNA Corp. 7.5% 3/15/12	324,000	354,445
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	706,000	706,177
ORIX Corp. 5.48% 11/22/11	58,000	59,539
SLM Corp.:
0.4536% 3/15/11 (h)	17,000	16,364
0.4789% 10/25/11 (h)	354,000	333,740
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	71,259	74,488
		10,582,123
Diversified Financial Services - 3.1%
Bank of America Corp. 7.4% 1/15/11	1,308,000	1,377,460
BB&T Corp. 3.375% 9/25/13	750,000	769,207
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	1,090,000	1,101,714
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
0.34% 5/18/11 (h)	$ 424,000	$ 419,993
5.3% 10/17/12	1,594,000	1,674,629
6.5% 1/18/11	225,000	234,200
6.5% 8/19/13	2,729,000	2,935,432
Deutsche Bank AG London Branch 2.375% 1/11/13	1,320,000	1,322,707
International Lease Finance Corp.:
5.65% 6/1/14	1,519,000	1,289,566
6.625% 11/15/13	411,000	361,680
JPMorgan Chase & Co.:
4.891% 9/1/15 (h)	542,000	546,895
5.75% 1/2/13	334,000	363,167
6.75% 2/1/11	65,000	68,409
Kreditanstalt fuer Wiederaufbau 3.5% 5/16/13	2,300,000	2,420,895
New York Life Global Fund 2.25% 12/14/12 (d)	650,000	657,086
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	164,000	145,551
5.35% 4/15/12 (d)	101,000	99,653
5.5% 1/15/14 (d)	128,000	122,244
5.7% 4/15/17 (d)	256,000	226,696
TECO Finance, Inc. 7% 5/1/12	1,125,000	1,221,726
TIAA Global Markets, Inc. 4.875% 1/12/11 (d)	54,000	55,526
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	489,000	500,011
USAA Capital Corp. 3.5% 7/17/14 (d)	932,000	936,600
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(h)	1,008,000	907,200
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(h)	527,000	477,968
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(h)	805,000	724,500
		20,960,715
Insurance - 1.7%
Allstate Corp. 6.2% 5/16/14	526,000	592,036
Assurant, Inc.:
5.625% 2/15/14	289,000	301,230
6.75% 2/15/34	297,000	277,586
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	88,533
Berkshire Hathaway, Inc. 3.2% 2/11/15	1,000,000	1,009,870
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	225,000	202,500
Jackson National Life Global Funding 5.375% 5/8/13 (d)	114,000	121,722
Liberty Mutual Group, Inc. 6.5% 3/15/35 (d)	90,000	76,512
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (d)(h)	$ 1,474,000	$ 1,457,786
MetLife, Inc.:
5% 6/15/15	175,000	184,669
6.125% 12/1/11	177,000	190,833
Metropolitan Life Global Funding I:
4.625% 8/19/10 (d)	498,000	505,435
5.125% 4/10/13 (d)	113,000	122,051
5.125% 6/10/14 (d)	483,000	518,353
Monumental Global Funding II 5.65% 7/14/11 (d)	274,000	286,933
Monumental Global Funding III 5.5% 4/22/13 (d)	332,000	353,873
Pacific Life Global Funding 5.15% 4/15/13 (d)	1,141,000	1,209,512
Prudential Financial, Inc.:
3.625% 9/17/12	643,000	660,107
5.15% 1/15/13	327,000	348,144
5.4% 6/13/35	68,000	60,618
5.5% 3/15/16	64,000	67,321
6.2% 1/15/15	90,000	99,035
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(h)	505,000	462,381
Symetra Financial Corp. 6.125% 4/1/16 (d)	782,000	762,955
The Chubb Corp. 5.75% 5/15/18	311,000	338,964
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	189,000	190,569
Unum Group 7.125% 9/30/16	650,000	693,783
		11,183,311
Real Estate Investment Trusts - 0.8%
AvalonBay Communities, Inc.:
4.95% 3/15/13	55,000	58,146
5.5% 1/15/12	196,000	206,762
6.625% 9/15/11	22,000	23,449
Camden Property Trust:
5.375% 12/15/13	99,000	103,913
5.875% 11/30/12	447,000	468,791
Developers Diversified Realty Corp.:
4.625% 8/1/10	597,000	596,453
5% 5/3/10	338,000	338,170
5.25% 4/15/11	367,000	365,751
5.375% 10/15/12	194,000	191,487
Duke Realty LP:
4.625% 5/15/13	103,000	104,275
5.875% 8/15/12	85,000	88,990
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
6% 9/15/17	$ 129,000	$ 120,689
6.25% 1/15/17	74,000	72,831
Federal Realty Investment Trust:
5.4% 12/1/13	83,000	87,468
6% 7/15/12	442,000	473,569
6.2% 1/15/17	94,000	96,890
HRPT Properties Trust:
5.75% 11/1/15	134,000	135,387
6.25% 6/15/17	186,000	181,063
6.65% 1/15/18	93,000	91,836
UDR, Inc. 5.5% 4/1/14	1,102,000	1,137,313
Washington (REIT) 5.95% 6/15/11	549,000	564,973
		5,508,206
Real Estate Management & Development - 1.3%
AMB Property LP 5.9% 8/15/13	389,000	406,311
Arden Realty LP 5.2% 9/1/11	256,000	268,121
Brandywine Operating Partnership LP:
5.625% 12/15/10	718,000	731,711
5.7% 5/1/17	361,000	340,090
5.75% 4/1/12	327,000	336,868
Colonial Properties Trust 4.8% 4/1/11	1,000	984
Duke Realty LP:
5.4% 8/15/14	481,000	488,608
5.625% 8/15/11	498,000	517,587
6.25% 5/15/13	1,162,000	1,226,875
ERP Operating LP:
5.375% 8/1/16	240,000	247,471
5.5% 10/1/12	384,000	410,663
5.75% 6/15/17	853,000	883,697
Liberty Property LP:
5.125% 3/2/15	128,000	127,438
5.5% 12/15/16	224,000	219,732
6.625% 10/1/17	551,000	563,415
Mack-Cali Realty LP:
5.05% 4/15/10	126,000	126,351
7.75% 2/15/11	205,000	215,315
Post Apartment Homes LP:
5.45% 6/1/12	205,000	205,745
6.3% 6/1/13	362,000	376,392
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Reckson Operating Partnership LP 5.15% 1/15/11	$ 8,000	$ 8,043
Regency Centers LP:
4.95% 4/15/14	92,000	88,372
5.25% 8/1/15	322,000	326,193
5.875% 6/15/17	160,000	159,242
Simon Property Group LP:
4.2% 2/1/15	234,000	236,787
4.6% 6/15/10	88,000	88,861
4.875% 8/15/10	102,000	103,614
5.3% 5/30/13	12,000	12,799
Tanger Properties LP 6.15% 11/15/15	4,000	4,139
		8,721,424
Thrifts & Mortgage Finance - 0.9%
Bank of America Corp.:
4.9% 5/1/13	669,000	702,659
5.65% 5/1/18	1,125,000	1,122,176
7.375% 5/15/14	969,000	1,089,602
Countrywide Financial Corp. 5.8% 6/7/12	440,000	468,572
Countrywide Home Loans, Inc. 4% 3/22/11	717,000	738,504
Independence Community Bank Corp.:
2.0706% 4/1/14 (h)	801,000	790,806
4.9% 9/23/10	256,000	261,478
US Central Federal Credit Union 1.9% 10/19/12	990,000	1,000,967
		6,174,764
TOTAL FINANCIALS		122,598,489
HEALTH CARE - 0.6%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	446,000	494,808
Health Care Providers & Services - 0.3%
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	250,129
6.3% 8/15/14	546,000	556,765
Express Scripts, Inc.:
5.25% 6/15/12	505,000	541,065
6.25% 6/15/14	299,000	334,707
7.25% 6/15/19	194,000	225,769
		1,908,435
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.3%
Merck & Co., Inc. 5% 6/30/19	$ 348,000	$ 364,978
Novartis Capital Corp. 4.125% 2/10/14	442,000	471,103
Roche Holdings, Inc. 5% 3/1/14 (d)	897,000	971,440
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	145,000	157,972
		1,965,493
TOTAL HEALTH CARE		4,368,736
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (d)	398,000	402,828
6.4% 12/15/11 (d)	151,000	162,568
Bombardier, Inc. 6.3% 5/1/14 (d)	1,181,000	1,213,478
		1,778,874
Airlines - 0.5%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	56,245	55,964
Continental Airlines, Inc.:
6.648% 3/15/19	448,920	433,208
6.795% 2/2/20	34,443	31,516
6.82% 5/1/18	33,503	31,409
6.9% 7/2/19	126,201	125,097
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	53,090	50,966
7.57% 11/18/10	2,456,000	2,495,910
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	297,476	250,623
8.36% 7/20/20	221,150	204,011
		3,678,704
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12	106,000	116,398
6% 10/15/17	442,000	488,136
		604,534
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (d)	92,000	95,909
TOTAL INDUSTRIALS		6,158,021
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 445,000	$ 482,529
6% 10/1/12	585,000	633,263
6.55% 10/1/17	356,000	391,776
		1,507,568
Office Electronics - 0.2%
Xerox Corp.:
4.25% 2/15/15	1,200,000	1,227,238
5.5% 5/15/12	241,000	256,555
		1,483,793
Semiconductors & Semiconductor Equipment - 0.1%
National Semiconductor Corp. 0.5036% 6/15/10 (h)	265,429	265,020
TOTAL INFORMATION TECHNOLOGY		3,256,381
MATERIALS - 1.4%
Chemicals - 0.5%
Dow Chemical Co.:
4.85% 8/15/12	1,265,000	1,346,532
8.55% 5/15/19	769,000	929,654
E.I. du Pont de Nemours & Co. 3.25% 1/15/15	660,000	666,167
Lubrizol Corp. 8.875% 2/1/19	140,000	176,425
		3,118,778
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	277,000	295,362
Containers & Packaging - 0.1%
Pactiv Corp.:
5.875% 7/15/12	259,000	278,103
6.4% 1/15/18	264,000	283,870
		561,973
Metals & Mining - 0.8%
Anglo American Capital PLC:
9.375% 4/8/14 (d)	459,000	554,383
9.375% 4/8/19 (d)	630,000	805,829
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	298,000	319,895
5.5% 4/1/14	709,000	784,594
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	302,000	334,113
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	$ 493,000	$ 542,181
6.5% 7/15/18	939,000	1,058,692
8.95% 5/1/14	536,000	650,410
Vale Overseas Ltd. 6.25% 1/23/17	350,000	370,550
		5,420,647
TOTAL MATERIALS		9,396,760
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.9%
AT&T Broadband Corp. 8.375% 3/15/13	390,000	452,789
AT&T, Inc. 6.7% 11/15/13	177,000	201,621
British Telecommunications PLC 9.125% 12/15/10 (c)	512,000	543,998
CenturyTel, Inc. 6.15% 9/15/19	592,000	609,484
Deutsche Telekom International Financial BV 5.25% 7/22/13	370,000	398,819
France Telecom SA 7.75% 3/1/11 (c)	143,000	152,578
SBC Communications, Inc.:
5.1% 9/15/14	328,000	357,091
5.875% 2/1/12	412,000	444,073
5.875% 8/15/12	148,000	162,330
Sprint Capital Corp. 7.625% 1/30/11	43,000	43,860
Telecom Italia Capital SA:
4.875% 10/1/10	173,000	176,425
4.95% 9/30/14	484,000	505,236
5.25% 10/1/15	395,000	414,559
6.999% 6/4/18	271,000	297,195
Telefonica Emisiones SAU 6.421% 6/20/16	234,000	261,888
Verizon New England, Inc. 6.5% 9/15/11	158,000	168,271
Verizon New York, Inc. 6.875% 4/1/12	888,000	973,443
		6,163,660
Wireless Telecommunication Services - 0.4%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14 (d)	1,246,000	1,302,572
Sprint Nextel Corp. 6% 12/1/16	172,000	148,780
Verizon Wireless Capital LLC 5.55% 2/1/14	358,000	394,319
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5% 12/16/13	$ 346,000	$ 372,492
5.5% 6/15/11	597,000	629,851
		2,848,014
TOTAL TELECOMMUNICATION SERVICES		9,011,674
UTILITIES - 2.8%
Electric Utilities - 1.4%
AmerenUE 6.4% 6/15/17	451,000	499,456
Cleveland Electric Illuminating Co. 5.65% 12/15/13	621,000	676,602
Commonwealth Edison Co. 5.4% 12/15/11	958,000	1,024,956
EDP Finance BV:
4.9% 10/1/19 (d)	200,000	194,145
5.375% 11/2/12 (d)	301,000	324,077
6% 2/2/18 (d)	525,000	550,446
Enel Finance International SA 5.7% 1/15/13 (d)	168,000	182,675
Exelon Corp. 4.9% 6/15/15	415,000	433,751
FirstEnergy Solutions Corp.:
4.8% 2/15/15	160,000	166,839
6.05% 8/15/21	372,000	383,362
Illinois Power Co. 6.125% 11/15/17	62,000	67,053
Mid-American Energy Co. 5.65% 7/15/12	50,000	54,359
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,713,158
6.5% 8/1/18	237,000	260,420
Oncor Electric Delivery Co. 6.375% 5/1/12	412,000	447,492
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	122,522
Pepco Holdings, Inc.:
4% 5/15/10	337,000	339,185
6.45% 8/15/12	563,000	608,319
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	620,000	536,300
Progress Energy, Inc. 7.1% 3/1/11	511,000	539,057
Sierra Pacific Power Co. 5.45% 9/1/13	235,000	255,014
		9,379,188
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	67,000	70,787
Texas Eastern Transmission Corp. 7.3% 12/1/10	638,000	666,443
		737,230
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	$ 310,000	$ 337,788
Exelon Generation Co. LLC:
5.2% 10/1/19	1,000,000	1,017,852
5.35% 1/15/14	231,000	249,417
PPL Energy Supply LLC 6.3% 7/15/13	1,500,000	1,661,331
PSEG Power LLC 7.75% 4/15/11	108,000	115,237
		3,381,625
Multi-Utilities - 0.8%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	20,000	20,670
7.5% 9/1/10	25,000	25,837
Dominion Resources, Inc.:
4.75% 12/15/10	593,000	610,897
6.3% 9/30/66 (h)	726,000	671,550
7.5% 6/30/66 (h)	493,000	488,070
DTE Energy Co. 7.05% 6/1/11	315,000	333,774
KeySpan Corp. 7.625% 11/15/10	86,000	90,026
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	441,000	484,700
National Grid PLC 6.3% 8/1/16	223,000	247,183
NiSource Finance Corp.:
5.25% 9/15/17	402,000	406,211
5.4% 7/15/14	203,000	216,146
5.45% 9/15/20	43,000	42,830
6.4% 3/15/18	200,000	214,752
7.875% 11/15/10	229,000	239,066
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	931,000	858,848
WPS Resources Corp. 6.11% 12/1/66 (h)	133,000	115,710
		5,066,270
TOTAL UTILITIES		18,564,313
TOTAL NONCONVERTIBLE BONDS (Cost $204,869,009)		223,686,118
U.S. Government and Government Agency Obligations - 31.1%

Other Government Related - 0.9%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	520,000	530,985
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
Bank of America Corp.: - continued
3.125% 6/15/12 (FDIC Guaranteed) (e)	$ 18,000	$ 18,781
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (e)	1,600,000	1,615,002
2.25% 12/10/12 (FDIC Guaranteed) (e)	1,710,000	1,743,465
General Electric Capital Corp. 2% 9/28/12 (FDIC Guaranteed) (e)	2,010,000	2,038,827
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (e)	9,000	9,420
TOTAL OTHER GOVERNMENT RELATED		5,956,480
U.S. Government Agency Obligations - 5.7%
Fannie Mae:
1% 4/4/12	7,290,000	7,287,011
1.75% 2/22/13	417,000	419,374
2.5% 5/15/14	9,250,000	9,378,973
4.375% 7/17/13	3,637,000	3,949,295
5% 2/16/12	11,996,000	12,948,926
Federal Home Loan Bank:
1.625% 11/21/12	2,065,000	2,076,190
1.625% 3/20/13	1,210,000	1,210,394
1.75% 8/22/12	1,250,000	1,264,558
Freddie Mac:
2.125% 3/23/12	84,000	86,014
2.125% 9/21/12	40,000	40,795
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		38,661,530
U.S. Treasury Obligations - 24.5%
U.S. Treasury Notes:
1.375% 1/15/13	570,000	571,247
1.375% 2/15/13	380,000	380,356
2.375% 9/30/14 (f)	60,500,000	61,175,886
2.375% 2/28/15	4,219,000	4,232,205
2.625% 7/31/14	10,000,000	10,246,090
2.625% 12/31/14	2,165,000	2,204,241
3.125% 10/31/16	6,510,000	6,571,539
3.125% 1/31/17	18,759,000	18,863,056
3.375% 11/15/19	25,500,000	25,005,938
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.75% 11/15/18	$ 15,850,000	$ 16,193,010
4% 8/15/18	18,750,000	19,567,388
TOTAL U.S. TREASURY OBLIGATIONS		165,010,956
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $209,351,405)		209,628,966
U.S. Government Agency - Mortgage Securities - 6.6%

Fannie Mae - 5.0%
2.22% 4/1/36 (h)	1,908,041	1,949,807
2.367% 1/1/35 (h)	887,456	908,422
2.439% 10/1/33 (h)	25,307	25,890
2.494% 7/1/35 (h)	29,011	29,662
2.571% 12/1/34 (h)	96,455	98,507
2.593% 2/1/33 (h)	58,360	59,625
2.6% 10/1/33 (h)	65,923	67,292
2.787% 8/1/35 (h)	299,964	311,680
2.788% 7/1/34 (h)	131,195	135,733
2.799% 10/1/33 (h)	69,074	71,828
2.869% 6/1/34 (h)	293,468	304,119
3.013% 3/1/35 (h)	10,336	10,601
3.047% 7/1/35 (h)	206,129	213,461
3.124% 10/1/35 (h)	146,970	150,933
3.173% 3/1/35 (h)	35,421	36,466
3.201% 1/1/40 (h)	673,254	686,483
3.265% 9/1/34 (h)	606,987	625,963
3.349% 1/1/40 (h)	1,091,760	1,118,561
3.358% 7/1/34 (h)	34,763	35,835
3.38% 7/1/35 (h)	249,141	257,451
3.487% 5/1/35 (h)	140,393	145,359
3.495% 7/1/34 (h)	1,506,475	1,557,871
3.518% 4/1/35 (h)	1,234,420	1,282,581
3.569% 7/1/35 (h)	1,907,566	1,953,910
3.589% 12/1/39 (h)	223,958	230,835
3.682% 2/1/34 (h)	19,155	19,866
3.704% 11/1/36 (h)	429,179	444,787
3.721% 9/1/39 (h)	194,577	201,541
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.727% 11/1/36 (h)	$ 458,034	$ 476,164
3.739% 3/1/34 (h)	60,126	61,939
3.777% 10/1/39 (h)	516,800	533,471
3.951% 9/1/35 (h)	1,250,139	1,296,824
4% 8/1/18	1,380,421	1,443,648
4.06% 3/1/35 (h)	41,320	42,278
4.06% 7/1/35 (h)	336,758	349,393
4.239% 12/1/33 (h)	2,054,403	2,115,436
4.288% 6/1/36 (h)	79,489	82,323
4.372% 10/1/37 (h)	25,180	26,184
4.424% 3/1/35 (h)	228,228	236,122
4.43% 3/1/35 (h)	94,329	97,362
4.5% 6/1/18 to 3/1/35	3,931,185	4,127,339
4.555% 2/1/35 (h)	1,558,101	1,606,491
5.15% 5/1/35 (h)	890,113	912,848
5.515% 7/1/37 (h)	194,001	201,400
6% 5/1/16 to 4/1/17	321,620	346,656
6.5% 12/1/13 to 3/1/35	4,468,934	4,864,002
7% 11/1/11 to 6/1/33	1,042,896	1,132,948
7.5% 8/1/17 to 3/1/28	357,885	394,905
8.5% 5/1/21 to 9/1/25	56,502	63,412
9.5% 2/1/25	9,155	10,085
10.5% 8/1/20	13,222	15,656
11% 8/1/15	854	865
12.5% 12/1/13 to 4/1/15	6,681	7,825
TOTAL FANNIE MAE		33,380,645
Freddie Mac - 1.6%
3.425% 3/1/35 (h)	205,257	211,394
3.519% 12/1/39 (h)	671,756	689,498
3.526% 1/1/35 (h)	132,986	136,910
3.618% 2/1/40 (h)	1,125,000	1,159,271
3.852% 3/1/35 (h)	452,613	469,214
4.021% 6/1/35 (h)	112,519	116,855
4.237% 5/1/35 (h)	676,000	698,801
4.399% 3/1/33 (h)	13,452	14,129
4.5% 8/1/18	2,278,584	2,407,816
4.875% 4/1/35 (h)	518,241	532,692
5% 3/1/19	3,439,025	3,672,699
5.495% 1/1/36 (h)	531,564	551,696
5.681% 10/1/35 (h)	129,181	135,680
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 9/1/24 to 8/1/27	$ 51,967	$ 58,966
11.5% 10/1/15	3,205	3,631
TOTAL FREDDIE MAC		10,859,252
Government National Mortgage Association - 0.0%
7% 7/15/28 to 11/15/28	223,500	246,132
7.5% 2/15/28 to 10/15/28	4,676	5,162
8% 6/15/24 to 10/15/24	4,988	5,519
8.5% 5/15/17 to 10/15/21	66,884	75,047
11% 7/20/19 to 8/20/19	3,354	4,023
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		335,883
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $43,320,691)		44,575,780
Asset-Backed Securities - 6.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6988% 4/25/35 (h)	155,386	60,259
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9788% 7/25/36 (h)	70,572	202
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9788% 2/25/34 (h)	18,976	17,893
Class M2, 1.8788% 2/25/34 (h)	60,000	31,401
Series 2005-HE2 Class M2, 0.6788% 4/25/35 (h)	26,513	23,466
Series 2006-HE2 Class M3, 0.5688% 5/25/36 (h)	19,686	513
Series 2006-OP1:
Class M4, 0.5988% 4/25/36 (h)	19,400	498
Class M5, 0.6188% 4/25/36 (h)	12,692	93
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.3588% 5/20/13 (h)	225,592	219,813
Series 2006-A6 Class A6, 0.2588% 9/20/13 (h)	105,276	102,579
Series 2006-A7 Class A7, 0.2488% 10/20/12 (h)	103,271	100,625
Series 2006-C1 Class C1, 0.7088% 10/20/14 (h)	26,771	586
Series 2007-A4 Class A4, 0.2588% 4/22/13 (h)	93,495	91,100
Series 2007-D1 Class D, 1.6288% 1/22/13 (d)(h)	1,065,000	0
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (d)(h)	37,069	37,049
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	$ 1,110,000	$ 1,121,695
Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	280,000	284,860
Class A4, 3% 10/15/15 (d)	280,000	287,417
Ally Master Owner Trust Series 2010-1 Class A, 1.9796% 1/15/15 (d)(h)	1,320,000	1,320,000
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	20,414	20,539
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/30/14	128,000	124,398
Series 2007-2M Class A3, 5.22% 4/8/10	26,127	26,491
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9288% 12/25/33 (h)	12,586	7,971
Series 2004-R11 Class M1, 0.8888% 11/25/34 (h)	65,222	21,718
Series 2004-R2 Class M3, 0.7788% 4/25/34 (h)	17,493	1,885
Series 2005-R2 Class M1, 0.6788% 4/25/35 (h)	176,341	126,101
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6206% 3/1/34 (h)	4,092	2,928
Series 2004-W11 Class M2, 0.9288% 11/25/34 (h)	63,962	30,130
Series 2004-W7 Class M1, 0.7788% 5/25/34 (h)	185,706	87,713
Series 2006-W4 Class A2C, 0.3888% 5/25/36 (h)	172,062	54,660
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0538% 4/25/34 (h)	228,192	129,456
Series 2006-HE2 Class M1, 0.5988% 3/25/36 (h)	33,000	1,757
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(d)(h)	842,000	0
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (d)	500,000	522,443
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	400,000	406,762
Series 2009-3A Class A3, 1.67% 12/16/13 (d)	1,100,000	1,110,211
Bank of America Credit Card Master Trust Series 2007-B4 Class B4, 0.3219% 9/15/12 (h)	920,000	918,642
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 0.9788% 2/25/35 (h)	427,000	145,241
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (h)	173,861	168,645
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (h)	187,293	177,929
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (h)	43,783	42,048
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	$ 277,000	$ 282,203
Class C, 5.31% 6/15/12	203,000	207,452
Series 2007-1 Class C, 5.38% 11/15/12	72,000	74,971
Series 2007-SN1 Class D, 6.05% 1/17/12	35,000	34,721
Series 2007-SN2 Class A4, 1.2619% 5/16/11 (d)(h)	2,550,000	2,555,401
Capital One Auto Finance Trust:
Series 2007-B Class A3A, 5.03% 4/15/12	42,460	42,844
Series 2007-C Class A4, 5.23% 7/15/14	660,000	697,702
Capital One Multi-Asset Execution Trust:
Series 2007-C3 Class C3, 0.5219% 4/15/13 (d)(h)	331,000	329,847
Series 2008-A3 Class A3, 5.05% 2/15/16	400,000	434,848
Series 2008-A4 Class A4, 1.5319% 3/15/13 (h)	700,000	700,233
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6788% 7/20/39 (d)(h)	52,147	5,606
Class B, 0.9788% 7/20/39 (d)(h)	30,070	1,579
Class C, 1.3288% 7/20/39 (d)(h)	38,684	387
CarMax Auto Owner Trust:
Series 2007-2 Class C, 5.61% 11/15/13	105,000	106,830
Series 2009-2 Class A3, 1.74% 4/15/14	380,000	382,434
Carmax Auto Owner Trust Series 2010-1 Class A3, 1.56% 7/15/14	230,000	230,373
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5288% 7/25/36 (h)	130,038	25,877
Series 2006-NC2 Class M7, 1.0788% 6/25/36 (h)	48,500	921
Series 2006-NC3 Class M10, 2.2288% 8/25/36 (d)(h)	215,000	5,404
Series 2006-NC4 Class M1, 0.5288% 10/25/36 (h)	28,000	5,609
Series 2006-RFC1 Class M9, 2.0988% 5/25/36 (h)	21,243	861
Series 2007-RFC1 Class A3, 0.3688% 12/25/36 (h)	205,465	69,980
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4088% 5/20/17 (d)(h)	20,505	18,127
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	70,737	63,211
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14	300,000	326,239
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	25,704	25,711
Citibank Credit Card Issuance Trust:
Series 2007-B6 Class B6, 5% 11/8/12	900,000	920,929
Series 2009-A5 Class A5, 2.25% 12/23/14	2,070,000	2,083,780
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (d)	1,100,000	1,115,591
Asset-Backed Securities - continued
	Principal Amount	Value
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.4988% 5/25/37 (h)	$ 87,242	$ 3,849
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3488% 1/25/37 (h)	17	17
Series 2007-11 Class 2A1, 0.2888% 6/25/47 (h)	16,648	16,106
Series 2007-4 Class A1A, 0.3513% 9/25/37 (h)	95,857	92,945
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	37,648	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1988% 4/25/34 (h)	18,137	4,606
Series 2004-4 Class M2, 1.0238% 6/25/34 (h)	50,135	17,294
Series 2005-3 Class MV1, 0.6488% 8/25/35 (h)	136,384	124,510
Series 2005-AB1 Class A2, 0.4388% 8/25/35 (h)	21,866	20,042
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (d)	92,919	94,677
Series 2007-B Class A3, 5.47% 11/15/11 (d)	14,523	14,589
Series 2007-C Class A3, 5.43% 5/15/12 (d)	21,937	22,237
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	536,000	461,480
Discover Card Master Trust I Series 2007-1 Class B, 0.3319% 8/15/12 (h)	248,000	247,911
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	167,237	170,710
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5874% 5/28/35 (h)	4,436	3,847
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4038% 8/25/34 (h)	33,155	11,701
Series 2006-3 Class 2A3, 0.3888% 11/25/36 (h)	581,111	184,523
First Franklin Mortgage Loan Trust Series 2006-FF12 Class A2, 0.2688% 9/25/36 (h)	7,219	7,134
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	850,000	888,208
Series 2006-C:
Class B, 5.3% 6/15/12	78,000	82,048
Class D, 6.89% 5/15/13 (d)	439,000	464,041
Series 2007-A Class D, 7.05% 12/15/13 (d)	310,000	332,225
Series 2009-B Class A3, 2.79% 8/15/13	500,000	512,773
Series 2009-D Class A4, 2.98% 8/15/14	300,000	309,435
Series 2009-E Class A3, 1.51% 1/15/14	700,000	702,817
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.7819% 6/15/13 (h)	88,000	84,836
Series 2010-1 Class A, 1.8822% 12/15/14 (d)(h)	1,200,000	1,205,666
Asset-Backed Securities - continued
	Principal Amount	Value
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	$ 9,000	$ 9,126
Series 2007-1:
Class A4, 5.03% 2/16/15	62,000	63,927
Class C, 5.43% 2/16/15	77,000	72,658
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7188% 1/25/35 (h)	81,136	26,446
Class M4, 0.9088% 1/25/35 (h)	41,438	5,520
Series 2006-D Class M1, 0.4588% 11/25/36 (h)	40,000	736
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (d)(h)	335,000	217,750
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	275,576	206,682
GE Business Loan Trust:
Series 2003-1 Class A, 0.6619% 4/15/31 (d)(h)	35,927	31,616
Series 2006-2A:
Class A, 0.4119% 11/15/34 (d)(h)	287,026	218,140
Class B, 0.5119% 11/15/34 (d)(h)	104,142	36,450
Class C, 0.6119% 11/15/34 (d)(h)	171,877	48,126
Class D, 0.9819% 11/15/34 (d)(h)	65,195	13,691
GE Capital Credit Card Master Note Trust:
Series 2007-1 Class C, 0.5019% 3/15/13 (h)	406,000	406,000
Series 2009-3 Class A, 2.54% 9/15/14	1,600,000	1,624,118
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3819% 9/15/17 (h)	137,000	132,577
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (h)	92,000	55,200
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (d)	43,758	43,539
Series 2007-1:
Class B, 5.53% 12/15/14	12,178	12,357
Class C, 5.74% 12/15/14	25,696	24,668
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(h)	84,573	12,960
Class M1, 0.8788% 6/25/34 (h)	253,008	119,776
Series 2007-HE1 Class M1, 0.4788% 3/25/47 (h)	100,732	5,365
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.5788% 4/25/36 (h)	49,160	748
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3088% 5/25/30 (d)(h)	75,229	14,301
Series 2006-3:
Class B, 0.6288% 9/25/46 (d)(h)	74,651	13,437
Asset-Backed Securities - continued
	Principal Amount	Value
Guggenheim Structured Real Estate Funding Ltd.: - continued
Series 2006-3:
Class C, 0.7788% 9/25/46 (d)(h)	$ 174,018	$ 22,622
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5488% 8/25/33 (h)	60,453	32,394
Series 2003-3 Class M1, 1.5188% 8/25/33 (h)	74,021	35,597
Series 2003-5 Class A2, 0.9288% 12/25/33 (h)	2,817	1,439
Series 2005-5 Class 2A2, 0.4788% 11/25/35 (h)	16,231	15,673
Series 2006-1 Class 2A3, 0.4538% 4/25/36 (h)	231,400	217,284
Series 2006-8 Class 2A1, 0.2788% 3/25/37 (h)	1,666	1,552
Honda Auto Receivables Owner Trust Series 2010-1 Class A4, 1.98% 5/23/16	250,000	249,922
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5188% 3/20/36 (h)	78,297	47,276
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4188% 1/25/37 (h)	141,116	48,576
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	350,000	355,782
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	10,425	10,436
Class C, 5.34% 11/15/12	10,544	10,553
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	970,000	977,100
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5288% 7/25/36 (h)	25,000	596
Series 2007-CH1:
Class AV4, 0.3588% 11/25/36 (h)	176,698	143,347
Class MV1, 0.4588% 11/25/36 (h)	143,100	51,885
Series 2007-CH3 Class M1, 0.5288% 3/25/37 (h)	71,000	3,380
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (h)	78,506	64,419
Series 2006-A:
Class 2A1, 0.2806% 9/27/21 (h)	500	499
Class 2C, 1.4006% 3/27/42 (h)	392,000	73,305
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9544% 4/6/46 (d)(h)	31,440	3
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	394,517	402,423
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3088% 6/25/34 (h)	26,982	19,292
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	2,933	2,534
Class C, 5.691% 10/20/28 (d)	1,466	1,168
Class D, 6.01% 10/20/28 (d)	15,764	11,899
Asset-Backed Securities - continued
	Principal Amount	Value
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4888% 10/25/36 (h)	$ 63,216	$ 2,056
Series 2007-HE1 Class M1, 0.5288% 5/25/37 (h)	89,453	4,323
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9788% 7/25/34 (h)	26,188	11,709
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	38,869	39,567
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8788% 7/25/34 (h)	97,020	69,386
Series 2006-FM1 Class A2B, 0.3388% 4/25/37 (h)	217,694	191,571
Series 2006-MLN1 Class A2A, 0.2988% 7/25/37 (h)	5,102	4,890
Series 2006-OPT1 Class A1A, 0.4888% 6/25/35 (h)	366,658	208,316
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5688% 8/25/34 (h)	4,895	3,785
Series 2005-NC1 Class M1, 0.6688% 1/25/35 (h)	45,571	17,311
Series 2005-NC2 Class B1, 1.3988% 3/25/35 (h)	47,458	10,846
Series 2007-HE2 Class M1, 0.4788% 1/25/37 (h)	33,000	842
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(h)(j)	543,000	22,263
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	430,400	78,118
Series 2006-1 Class AIO, 5.5% 4/25/11 (j)	58,000	2,755
Series 2006-2 Class AIO, 6% 8/25/11 (j)	29,000	1,958
Series 2006-3:
Class A1, 0.2588% 9/25/19 (h)	19,493	19,383
Class AIO, 7.1% 1/25/12 (j)	46,000	5,363
Series 2006-4:
Class A1, 0.2588% 3/25/25 (h)	66,470	65,355
Class AIO, 6.35% 2/27/12 (j)	147,000	16,649
Class D, 1.3288% 5/25/32 (h)	300,000	8,464
Series 2007-1 Class AIO, 7.27% 4/25/12 (j)	198,000	27,692
Series 2007-2 Class AIO, 6.7% 7/25/12 (j)	168,000	24,380
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7388% 9/25/35 (h)	162,650	53,355
Series 2005-D Class M2, 0.6988% 2/25/36 (h)	99,892	10,687
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	675,000	689,521
Series 2009-B Class A3, 2.07% 1/15/15	550,000	556,758
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3488% 3/25/36 (h)	20,937	20,392
Ocala Funding LLC:
Series 2005-1A Class A, 1.7288% 3/20/10 (d)(h)	64,000	24,960
Asset-Backed Securities - continued
	Principal Amount	Value
Ocala Funding LLC: - continued
Series 2006-1A Class A, 1.6288% 3/20/11 (d)(h)	$ 134,000	$ 49,580
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (h)	4,181	3,985
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (h)	6,022	5,735
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4788% 9/25/34 (h)	60,741	16,775
Class M4, 1.6788% 9/25/34 (h)	77,891	10,932
Series 2005-WCH1:
Class M2, 0.7488% 1/25/35 (h)	308,921	215,268
Class M3, 0.7888% 1/25/35 (h)	54,533	26,168
Class M4, 1.0588% 1/25/35 (h)	126,217	16,925
Series 2005-WHQ2:
Class M7, 1.4788% 5/25/35 (h)	456,374	6,286
Class M9, 2.1088% 5/25/35 (h)	33,955	81
Providian Master Note Trust Series 2006-C1A Class C1, 0.7819% 3/16/15 (d)(h)	400,093	396,287
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	44,000	43,946
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4588% 12/25/36 (h)	64,000	2,247
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0288% 4/25/33 (h)	582	333
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0238% 3/25/35 (h)	203,428	130,638
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9488% 1/25/36 (h)	12,000	230
Series 2006-FR4 Class A2A, 0.3088% 8/25/36 (h)	7,719	3,616
Series 2007-NC1 Class A2A, 0.2788% 12/25/36 (h)	4,105	3,884
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3788% 3/20/19 (d)(h)	114,632	106,555
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2036% 6/15/33 (h)	145,000	22,022
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	81,826	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3788% 9/25/34 (h)	8,984	2,048
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3188% 6/25/37 (h)	34,132	28,682
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	151,901	144,854
Asset-Backed Securities - continued
	Principal Amount	Value
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3319% 6/15/12 (h)	$ 412,000	$ 410,533
Class B, 0.4519% 6/15/12 (h)	53,000	52,099
Class C, 0.7319% 6/15/12 (h)	32,000	31,407
Series 2007-2 Class A, 0.8819% 10/15/12 (h)	557,000	554,513
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0888% 9/25/34 (h)	2,472	1,776
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8144% 4/6/42 (d)(h)	305,541	15,277
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	96,831	100,900
Series 2007-A Class A3, 5.28% 2/13/12	53,196	53,379
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6019% 6/15/12 (h)	313,225	309,075
USAA Auto Owner Trust:
Series 2009-1 Class A4, 4.77% 9/15/14	460,000	494,733
Series 2009-2 Class A3, 1.54% 10/15/12	920,000	927,279
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	1,200,000	1,234,487
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	63,590	64,558
Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	51,000	52,334
Class D, 5.54% 12/20/12 (d)	73,000	74,227
Class E, 7.05% 5/20/14 (d)	716,000	699,067
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	75,976	0
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6088% 10/25/36 (h)	52,324	917
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7319% 8/15/15 (d)(h)	788,019	776,502
Series 2007-A2 Class A2, 0.2619% 5/15/14 (d)(h)	400,000	399,590
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	791,000	812,352
Series 2007-A5A Class A5, 0.9819% 10/15/14 (d)(h)	120,000	120,106
Series 2007-B1 Class B1, 4.95% 3/17/14 (d)	1,022,000	1,024,306
Series 2007-C1 Class C1, 0.6319% 5/15/14 (d)(h)	492,028	491,328
Asset-Backed Securities - continued
	Principal Amount	Value
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	$ 646	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (d)(h)	203,369	24,404
TOTAL ASSET-BACKED SECURITIES (Cost $42,678,514)		43,029,366
Collateralized Mortgage Obligations - 3.5%

Private Sponsor - 1.7%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.34% 2/17/52 (d)(h)	1,200,000	1,186,753
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (d)(h)	162,551	65,020
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4949% 1/25/34 (h)	182,136	161,491
Series 2004-1 Class 2A2, 3.676% 10/25/34 (h)	137,461	119,845
Series 2004-A Class 2A2, 4.4789% 2/25/34 (h)	40,478	36,622
Series 2004-B:
Class 1A1, 4.6863% 3/25/34 (h)	16,356	13,775
Class 2A2, 4.5532% 3/25/34 (h)	117,417	103,086
Series 2004-D Class 2A2, 3.8658% 5/25/34 (h)	278,459	246,028
Series 2004-G Class 2A7, 3.9253% 8/25/34 (h)	246,265	216,854
Series 2004-H Class 2A1, 3.7605% 9/25/34 (h)	217,380	186,064
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5088% 1/25/35 (h)	214,066	160,730
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4281% 10/12/41 (d)(h)(j)	564,174	7,283
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 3.7935% 2/25/37 (h)	126,602	110,766
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0952% 12/10/49 (h)	216,000	225,706
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	241,000	48,200
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7319% 7/16/34 (d)(h)	216,000	204,640
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6288% 5/25/33 (h)	2,163	2,174
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.577% 11/25/34 (h)	309,264	287,652
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3188% 9/19/36 (h)	$ 18,609	$ 18,039
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (h)	4,204	3,006
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4113% 10/18/54 (d)(h)	404,000	386,951
Class C2, 0.7213% 10/18/54 (d)(h)	135,000	124,173
Class M2, 0.5013% 10/18/54 (d)(h)	232,000	212,048
Series 2007-1A Class C2, 0.8013% 10/18/54 (d)(h)	40,000	39,676
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (d)(h)	379,000	344,435
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (d)(h)	355,000	338,138
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7788% 12/20/54 (h)	25,291	8,852
Series 2006-1A Class C2, 0.8288% 12/20/54 (d)(h)	578,000	202,300
Series 2006-2 Class C1, 0.6988% 12/20/54 (h)	463,000	157,420
Series 2006-3 Class C2, 0.7288% 12/20/54 (h)	128,000	44,800
Series 2006-4:
Class B1, 0.3188% 12/20/54 (h)	521,000	354,280
Class C1, 0.6088% 12/20/54 (h)	319,000	111,650
Class M1, 0.3988% 12/20/54 (h)	137,000	84,940
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (h)	258,000	87,720
Class 1M1, 0.3788% 12/20/54 (h)	172,000	103,200
Class 2C1, 0.6588% 12/20/54 (h)	117,000	39,780
Class 2M1, 0.4788% 12/20/54 (h)	222,000	133,200
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (h)	308,000	107,800
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6988% 1/20/44 (h)	36,767	17,461
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.1298% 4/25/35 (h)	22,975	18,806
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4488% 5/19/35 (h)	34,292	19,797
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9688% 3/25/35 (h)	18,356	5,975
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (h)	20,018	20,438
Class A3, 5.447% 6/12/47 (h)	410,000	412,857
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 3.2101% 12/25/34 (h)	$ 164,703	$ 155,299
Series 2006-A2 Class 5A1, 3.4318% 11/25/33 (h)	229,084	208,035
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6188% 9/26/45 (d)(h)	33,183	15,004
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (h)	108,149	44,373
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4588% 10/25/36 (h)	68,000	369
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (h)	188,341	100,908
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4019% 6/15/22 (d)(h)	28,707	21,530
Class C, 0.4219% 6/15/22 (d)(h)	181,170	117,761
Class D, 0.4319% 6/15/22 (d)(h)	69,853	38,419
Class E, 0.4419% 6/15/22 (d)(h)	111,337	57,895
Class F, 0.4719% 6/15/22 (d)(h)	177,078	83,227
Class G, 0.5419% 6/15/22 (d)(h)	41,484	18,668
Class H, 0.5619% 6/15/22 (d)(h)	83,046	33,218
Class J, 0.6019% 6/15/22 (d)(h)	97,221	34,027
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	925,000	951,619
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5188% 7/25/35 (h)	231,915	178,642
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5288% 3/25/37 (h)	277,584	16,962
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (h)	258,000	250,406
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.9236% 10/25/35 (h)	616,363	492,218
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5784% 7/10/35 (d)(h)	258,374	121,358
Class B6, 3.0784% 7/10/35 (d)(h)	429,832	225,146
Series 2004-A:
Class B4, 1.4284% 2/10/36 (d)(h)	77,697	40,612
Class B5, 1.9284% 2/10/36 (d)(h)	51,793	27,606
Series 2004-B:
Class B4, 1.3284% 2/10/36 (d)(h)	66,995	34,254
Class B5, 1.7784% 2/10/36 (d)(h)	48,453	20,762
Class B6, 2.2284% 2/10/36 (d)(h)	17,661	5,475
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-C:
Class B4, 1.1784% 9/10/36 (d)(h)	$ 87,551	$ 40,571
Class B5, 1.5784% 9/10/36 (d)(h)	96,617	43,169
Class B6, 1.9784% 9/10/36 (d)(h)	17,546	6,234
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	140,510	120,412
Series 2004-SL3 Class A1, 7% 8/25/16	12,683	10,825
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6788% 6/25/33 (d)(h)	49,642	41,291
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (h)	4,835	2,448
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6288% 9/25/33 (d)(h)	8,577	7,379
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (h)	280,140	148,519
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3088% 9/25/46 (h)	944	925
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5283% 6/25/34 (h)	193,781	190,489
Series 2005-AR10 Class 2A2, 3.094% 6/25/35 (h)	137,957	131,033
Series 2005-AR12 Class 2A6, 3.2077% 7/25/35 (h)	98,524	88,787
Series 2005-AR2 Class 2A2, 3.7412% 3/25/35 (h)	416,458	371,645
Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (h)	245,076	214,144
TOTAL PRIVATE SPONSOR		11,492,095
U.S. Government Agency - 1.8%
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.4788% 10/25/35 (h)	2,370,423	2,348,025
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	93,072	100,596
Series 2005-67 Class HD, 5.5% 12/25/30	2,122,604	2,220,749
Series 2006-4 Class PB, 6% 9/25/35	1,397,944	1,500,528
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	323,344	348,371
Series 2004-86 Class KC, 4.5% 5/25/19	251,043	262,720
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	607,488	660,187
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	$ 333,877	$ 357,717
Series 2363 Class PF, 6% 9/15/16	441,457	472,554
Series 3033 Class UD, 5.5% 10/15/30	806,000	849,540
Series 3049 Class DB, 5.5% 6/15/31	1,871,000	1,972,546
sequential payer Series 2528 Class HN, 5% 11/15/17	1,011,842	1,084,529
TOTAL U.S. GOVERNMENT AGENCY		12,178,062
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,097,683)		23,670,157
Commercial Mortgage Securities - 5.9%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4967% 2/14/43 (h)	253,000	270,152
Class A2, 7.1267% 2/14/43 (h)	159,000	172,594
Class A3, 7.1767% 2/14/43 (h)	172,000	186,696
Class PS1, 1.5186% 2/14/43 (h)(j)	760,988	27,338
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7204% 5/10/45 (h)	252,000	263,801
Series 2006-4 Class A1, 5.363% 7/10/46 (h)	91,287	92,902
Series 2006-5:
Class A1, 5.185% 9/10/47	129,764	131,633
Class A3, 5.39% 9/10/47	301,000	308,067
Series 2006-6 Class A3, 5.369% 12/10/16	432,000	443,337
Series 2007-2 Class A1, 5.421% 4/10/49	71,328	73,714
Series 2007-4 Class A3, 5.8113% 2/10/51 (h)	215,000	220,019
Series 2006-6 Class E, 5.619% 10/10/45 (d)	125,000	17,923
Series 2007-3:
Class A3, 5.6579% 6/10/49 (h)	361,000	369,597
Class A4, 5.6579% 6/10/49 (h)	450,000	401,348
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	24,642	24,682
Series 2004-2:
Class A3, 4.05% 11/10/38	275,245	277,217
Class A4, 4.153% 11/10/38	274,000	268,849
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2004-4 Class A3, 4.128% 7/10/42	$ 40,326	$ 40,333
Series 2006-1 Class A1, 5.219% 9/10/45 (h)	213,553	216,285
Series 2001-3 Class H, 6.562% 4/11/37 (d)	121,000	121,033
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	54,000	49,582
Class K, 6.15% 5/11/35 (d)	100,000	85,740
Series 2003-2 Class XP, 0.293% 3/11/41 (d)(h)(j)	2,024,064	5,335
Series 2005-6 Class A3, 5.1785% 9/10/47 (h)	389,000	398,113
Series 2007-1 Class B, 5.543% 1/15/49	130,000	36,180
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5419% 3/15/22 (d)(h)	93,000	79,050
Class D, 0.5919% 3/15/22 (d)(h)	94,000	78,020
Class E, 0.6319% 3/15/22 (d)(h)	78,000	63,180
Class F, 0.7019% 3/15/22 (d)(h)	70,189	53,344
Class G, 0.7619% 3/15/22 (d)(h)	45,493	31,845
Series 2006-BIX1:
Class C, 0.4119% 10/15/19 (d)(h)	139,000	115,370
Class D, 0.4419% 10/15/19 (d)(h)	170,000	136,000
Class E, 0.4719% 10/15/19 (d)(h)	157,000	119,320
Class F, 0.5419% 10/15/19 (d)(h)	360,653	245,244
Class G, 0.5619% 10/15/19 (d)(h)	144,054	83,551
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0788% 12/25/33 (d)(h)	10,033	5,318
Series 2004-1:
Class A, 0.5888% 4/25/34 (d)(h)	146,039	112,450
Class B, 2.1288% 4/25/34 (d)(h)	20,041	9,219
Class M1, 0.7888% 4/25/34 (d)(h)	16,238	10,230
Class M2, 1.4288% 4/25/34 (d)(h)	15,034	7,968
Series 2004-2:
Class A, 0.6588% 8/25/34 (d)(h)	139,263	101,339
Class M1, 0.8088% 8/25/34 (d)(h)	22,836	13,017
Series 2004-3:
Class A1, 0.5988% 1/25/35 (d)(h)	254,912	182,262
Class A2, 0.6488% 1/25/35 (d)(h)	44,155	27,817
Class M1, 0.7288% 1/25/35 (d)(h)	53,368	28,819
Class M2, 1.2288% 1/25/35 (d)(h)	24,069	11,072
Series 2005-2A:
Class A1, 0.5388% 8/25/35 (d)(h)	199,830	134,766
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class M1, 0.6588% 8/25/35 (d)(h)	$ 11,775	$ 5,398
Class M2, 0.7088% 8/25/35 (d)(h)	19,421	8,306
Class M3, 0.7288% 8/25/35 (d)(h)	10,745	4,293
Class M4, 0.8388% 8/25/35 (d)(h)	9,863	3,662
Series 2005-3A:
Class A1, 0.5488% 11/25/35 (d)(h)	86,349	60,755
Class A2, 0.6288% 11/25/35 (d)(h)	86,947	52,681
Class M1, 0.6688% 11/25/35 (d)(h)	10,213	4,722
Class M2, 0.7188% 11/25/35 (d)(h)	12,966	5,686
Class M3, 0.7388% 11/25/35 (d)(h)	11,605	4,778
Class M4, 0.8288% 11/25/35 (d)(h)	14,458	5,559
Series 2005-4A:
Class A2, 0.6188% 1/25/36 (d)(h)	200,407	125,254
Class B1, 1.6288% 1/25/36 (d)(h)	17,319	5,369
Class M1, 0.6788% 1/25/36 (d)(h)	64,647	31,677
Class M2, 0.6988% 1/25/36 (d)(h)	19,394	8,921
Class M3, 0.7288% 1/25/36 (d)(h)	28,324	12,179
Class M4, 0.8388% 1/25/36 (d)(h)	15,665	5,953
Class M5, 0.8788% 1/25/36 (d)(h)	15,665	5,404
Class M6, 0.9288% 1/25/36 (d)(h)	16,638	5,324
Series 2006-1:
Class A2, 0.5888% 4/25/36 (d)(h)	30,562	17,952
Class M1, 0.6088% 4/25/36 (d)(h)	10,931	4,658
Class M2, 0.6288% 4/25/36 (d)(h)	11,549	4,574
Class M3, 0.6488% 4/25/36 (d)(h)	9,937	3,702
Class M4, 0.7488% 4/25/36 (d)(h)	5,631	2,008
Class M5, 0.7888% 4/25/36 (d)(h)	5,465	1,847
Class M6, 0.8688% 4/25/36 (d)(h)	10,898	3,479
Series 2006-2A:
Class A1, 0.4588% 7/25/36 (d)(h)	486,880	332,198
Class A2, 0.5088% 7/25/36 (d)(h)	27,971	16,388
Class B1, 1.0988% 7/25/36 (d)(h)	10,473	3,112
Class B3, 2.9288% 7/25/36 (d)(h)	15,823	4,226
Class M1, 0.5388% 7/25/36 (d)(h)	29,347	12,713
Class M2, 0.5588% 7/25/36 (d)(h)	20,706	8,255
Class M3, 0.5788% 7/25/36 (d)(h)	17,175	6,401
Class M4, 0.6488% 7/25/36 (d)(h)	11,598	4,118
Class M5, 0.6988% 7/25/36 (d)(h)	14,254	4,772
Class M6, 0.7688% 7/25/36 (d)(h)	21,268	6,848
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (d)(h)	$ 18,228	$ 3,099
Class B2, 1.5788% 10/25/36 (d)(h)	13,147	1,972
Class B3, 2.8288% 10/25/36 (d)(h)	21,395	3,209
Class M4, 0.6588% 10/25/36 (d)(h)	20,145	5,339
Class M5, 0.7088% 10/25/36 (d)(h)	24,117	5,788
Class M6, 0.7888% 10/25/36 (d)(h)	47,208	9,442
Series 2006-4A:
Class A1, 0.4588% 12/25/36 (d)(h)	105,654	71,137
Class A2, 0.4988% 12/25/36 (d)(h)	444,204	203,756
Class B1, 0.9288% 12/25/36 (d)(h)	16,333	3,907
Class B2, 1.4788% 12/25/36 (d)(h)	16,805	3,559
Class B3, 2.6788% 12/25/36 (d)(h)	27,876	5,149
Class M1, 0.5188% 12/25/36 (d)(h)	34,059	11,172
Class M2, 0.5388% 12/25/36 (d)(h)	22,938	6,982
Class M3, 0.5688% 12/25/36 (d)(h)	22,938	6,581
Class M4, 0.6288% 12/25/36 (d)(h)	27,109	7,327
Class M5, 0.6688% 12/25/36 (d)(h)	25,718	6,486
Class M6, 0.7488% 12/25/36 (d)(h)	22,938	5,345
Series 2007-1:
Class A2, 0.4988% 3/25/37 (d)(h)	117,274	69,192
Class B1, 0.8988% 3/25/37 (d)(h)	37,369	7,100
Class B2, 1.3788% 3/25/37 (d)(h)	27,013	4,322
Class B3, 3.5788% 3/25/37 (d)(h)	73,530	9,559
Class M1, 0.4988% 3/25/37 (d)(h)	32,820	12,964
Class M2, 0.5188% 3/25/37 (d)(h)	24,619	8,617
Class M3, 0.5488% 3/25/37 (d)(h)	22,153	6,867
Class M4, 0.5988% 3/25/37 (d)(h)	17,582	4,923
Class M5, 0.6488% 3/25/37 (d)(h)	27,888	6,972
Class M6, 0.7288% 3/25/37 (d)(h)	38,556	8,482
Series 2007-2A:
Class A1, 0.4988% 7/25/37 (d)(h)	104,382	67,849
Class A2, 0.5488% 7/25/37 (d)(h)	97,588	45,866
Class B1, 1.8288% 7/25/37 (d)(h)	29,870	4,630
Class B2, 2.4788% 7/25/37 (d)(h)	26,388	4,354
Class B3, 3.5788% 7/25/37 (d)(h)	29,366	4,111
Class M1, 0.5988% 7/25/37 (d)(h)	34,269	11,994
Class M2, 0.6388% 7/25/37 (d)(h)	18,514	5,739
Class M3, 0.7188% 7/25/37 (d)(h)	18,676	4,856
Class M4, 0.8788% 7/25/37 (d)(h)	38,067	8,375
Class M5, 0.9788% 7/25/37 (d)(h)	33,539	6,708
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M6, 1.2288% 7/25/37 (d)(h)	$ 41,923	$ 7,127
Series 2007-3:
Class A2, 0.5188% 7/25/37 (d)(h)	108,321	51,853
Class B1, 1.1788% 7/25/37 (d)(h)	26,652	5,709
Class B2, 1.8288% 7/25/37 (d)(h)	66,949	12,158
Class B3, 4.2288% 7/25/37 (d)(h)	35,252	5,369
Class M1, 0.5388% 7/25/37 (d)(h)	24,029	8,605
Class M2, 0.5688% 7/25/37 (d)(h)	25,781	8,544
Class M3, 0.5988% 7/25/37 (d)(h)	39,771	12,325
Class M4, 0.7288% 7/25/37 (d)(h)	62,929	17,299
Class M5, 0.8288% 7/25/37 (d)(h)	32,711	7,608
Class M6, 1.0288% 7/25/37 (d)(h)	24,778	6,388
Series 2007-4A:
Class B1, 2.7788% 9/25/37 (d)(h)	39,054	4,296
Class B2, 3.6788% 9/25/37 (d)(h)	141,516	14,152
Class M1, 1.1788% 9/25/37 (d)(h)	37,973	8,734
Class M2, 1.2788% 9/25/37 (d)(h)	37,973	7,215
Class M4, 1.8288% 9/25/37 (d)(h)	95,754	14,363
Class M5, 1.9788% 9/25/37 (d)(h)	95,754	12,448
Class M6, 2.1788% 9/25/37 (d)(h)	95,838	11,501
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(j)	584,424	18,702
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(h)(j)	1,289,627	129,092
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6719% 3/15/19 (d)(h)	91,801	50,491
Class H, 0.8819% 3/15/19 (d)(h)	61,770	29,650
Class J, 1.0819% 3/15/19 (d)(h)	46,405	19,954
Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (d)(h)	76,569	38,285
Class E, 0.5319% 3/15/22 (d)(h)	394,020	185,190
Class F, 0.5819% 3/15/22 (d)(h)	241,475	103,835
Class G, 0.6319% 3/15/22 (d)(h)	62,931	25,173
Class H, 0.7819% 3/15/22 (d)(h)	76,569	27,565
Class J, 0.9319% 3/15/22 (d)(h)	76,569	21,439
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	105,192	107,644
Series 2004-PWR3 Class A3, 4.487% 2/11/41	235,316	241,703
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	209,788	215,056
Series 2007-PW17 Class A1, 5.282% 6/11/50	119,686	122,310
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-T26 Class A1, 5.145% 1/12/45 (h)	$ 67,305	$ 68,774
Series 2003-PWR2 Class X2, 0.4448% 5/11/39 (d)(h)(j)	1,674,203	13,316
Series 2003-T12 Class X2, 0.4897% 8/13/39 (d)(h)(j)	7,230,539	59,754
Series 2006-PW14 Class X2, 0.653% 12/11/38 (d)(h)(j)	2,926,870	58,777
Series 2006-T22 Class A1, 5.415% 4/12/38 (h)	28,587	28,844
Series 2007-PW15 Class A1, 5.016% 2/11/44	61,342	63,036
Series 2007-PW16:
Class B, 5.7189% 6/11/40 (d)(h)	35,000	14,152
Class C, 5.7189% 6/11/40 (d)(h)	29,000	11,151
Class D, 5.7189% 6/11/40 (d)(h)	29,000	8,220
Series 2007-PW18 Class X2, 0.344% 6/11/50 (d)(h)(j)	20,177,207	283,300
Series 2007-T28:
Class A1, 5.422% 9/11/42	35,529	36,979
Class X2, 0.175% 9/11/42 (d)(h)(j)	10,091,126	87,016
C-BASS Trust floater Series 2006-SC1 Class A, 0.4988% 5/25/36 (d)(h)	114,414	75,636
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	254,000	263,372
Class XCL, 2.0744% 5/15/35 (d)(h)(j)	3,252,881	109,882
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	87,000	86,239
Class F, 7.734% 1/15/32	47,000	46,511
Series 2001-245 Class A2, 6.4842% 2/12/16 (d)(h)	220,000	228,417
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5431% 8/16/21 (d)(h)	77,000	54,344
Class G, 0.5631% 11/15/36 (d)(h)	49,634	31,641
Class H, 0.6031% 11/15/36 (d)(h)	40,527	23,860
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	366,450	128,257
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	49,033	49,786
Class A2A, 5.237% 12/11/49	192,000	200,259
Class A4, 5.322% 12/11/49	320,000	289,538
Series 2007-CD4:
Class A3, 5.293% 12/11/49	210,000	205,760
Class C, 5.476% 12/11/49	407,000	101,750
Commercial Mortgage Securities - continued
	Principal Amount	Value
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (h)	$ 9,916	$ 10,015
Series 2007-C3 Class A3, 5.8203% 5/15/46 (h)	216,000	218,091
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	162,000
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4619% 4/15/17 (d)(h)	484,000	377,520
Class C, 0.5019% 4/15/17 (d)(h)	174,000	125,280
Class D, 0.5419% 4/15/17 (d)(h)	81,291	52,839
Class E, 0.6019% 4/15/17 (d)(h)	34,474	20,684
Class F, 0.6419% 4/15/17 (d)(h)	19,555	10,364
Class G, 0.7819% 4/15/17 (d)(h)	19,555	8,800
Class H, 0.8519% 4/15/17 (d)(h)	19,555	6,258
Class J, 1.0819% 4/15/17 (d)(h)	14,996	3,749
Series 2005-FL11:
Class C, 0.5319% 11/15/17 (d)(h)	223,510	205,630
Class D, 0.5719% 11/15/17 (d)(h)	11,716	10,427
Class E, 0.6219% 11/15/17 (d)(h)	41,007	34,856
Class F, 0.6819% 11/15/17 (d)(h)	28,718	22,400
Class G, 0.7319% 11/15/17 (d)(h)	19,906	13,337
Series 2006-FL12 Class AJ, 0.3619% 12/15/20 (d)(h)	308,000	237,160
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	7,786	7,836
Series 2006-C8:
Class A3, 5.31% 12/10/46	615,000	613,125
Class A4, 5.306% 12/10/46	1,280,000	1,171,663
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	365,000	358,701
Series 2004-LBN2 Class X2, 0.8616% 3/10/39 (d)(h)(j)	511,768	3,957
Series 2006-C8:
Class B, 5.44% 12/10/46	374,000	122,101
Class XP, 0.4838% 12/10/46 (h)(j)	2,728,242	38,806
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (h)	13,755	13,782
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	67,440	68,670
Class AJ, 5.373% 12/15/39	437,000	184,850
Series 2007-C2:
Class A1, 5.269% 1/15/49	221,229	225,196
Class A3, 5.542% 1/15/49 (h)	432,000	360,478
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C3:
Class A1, 5.664% 6/15/39 (h)	$ 31,521	$ 32,166
Class A4, 5.7225% 6/15/39 (h)	130,000	109,448
Series 2006-C5 Class ASP, 0.6708% 12/15/39 (h)(j)	1,732,492	36,024
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	195,000	163,455
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5819% 4/15/22 (d)(h)	771,000	246,720
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	29,242	29,304
Series 2001-CK6 Class B, 6.582% 8/15/36	216,000	227,831
Series 2002-CP5 Class A1, 4.106% 12/15/35	19,757	20,155
Series 2004-C1:
Class A3, 4.321% 1/15/37	64,425	65,401
Class A4, 4.75% 1/15/37	101,000	103,371
Series 1998-C1 Class D, 7.17% 5/17/40	41,889	42,517
Series 1999-C1 Class E, 7.8926% 9/15/41 (h)	100,048	100,048
Series 2001-CK6 Class AX, 0.9546% 9/15/18 (h)(j)	617,899	7,995
Series 2001-CKN5 Class AX, 2.0746% 9/15/34 (d)(h)(j)	1,989,713	44,408
Series 2003-C4 Class ASP, 0.4354% 8/15/36 (d)(h)(j)	1,526,633	4,284
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3819% 2/15/22 (d)(h)	82,000	49,200
Series 2007-TFL1:
Class C:
0.4019% 2/15/22 (d)(h)	212,546	106,273
0.5019% 2/15/22 (d)(h)	75,912	26,569
Class F, 0.5519% 2/15/22 (d)(h)	151,805	48,578
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	18,791	19,121
Series 2007-C1:
Class ASP, 0.4174% 2/15/40 (h)(j)	4,232,060	54,921
Class B, 5.487% 2/15/40 (d)(h)	330,000	34,650
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	120,066	120,055
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	77,000	73,938
Class G, 6.936% 3/15/33 (d)	142,000	130,402
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 1,136,000	$ 980,322
Series 2001-1 Class X1, 1.0456% 5/15/33 (d)(h)(j)	2,213,433	22,255
Series 2004-C1 Class X2, 1.1162% 11/10/38 (d)(h)(j)	1,489,213	13,490
Series 2005-C1 Class B, 4.846% 6/10/48 (h)	62,000	32,981
Series 2007-C1 Class XP, 0.2074% 12/10/49 (h)(j)	4,659,134	31,719
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8636% 10/16/23 (h)	501	501
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6546% 12/10/38 (d)(h)(j)	1,611,267	7,990
Series 2004-C3 Class X2, 0.6292% 12/10/41 (h)(j)	5,187,583	52,013
Series 2005-C1 Class X2, 0.6812% 5/10/43 (h)(j)	988,628	11,590
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4191% 11/5/21 (d)(h)	81,000	43,782
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	138,000	139,297
Series 2007-GG11:
Class A1, 5.358% 12/10/49	235,512	244,626
Class A2, 5.597% 12/10/49	432,000	440,185
Series 2007-GG9 Class A1, 5.233% 3/10/39	17,666	17,784
Series 2003-C1 Class XP, 2.0344% 7/5/35 (d)(h)(j)	973,315	5,287
Series 2003-C2 Class XP, 0.8642% 1/5/36 (d)(h)(j)	1,504,010	10,895
Series 2005-GG3 Class XP, 0.6669% 8/10/42 (d)(h)(j)	4,154,381	59,618
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(j)	5,299,742	58,430
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4684% 6/6/20 (d)(h)	11,000	7,841
Class D, 0.5084% 6/6/20 (d)(h)	52,000	29,006
Class E, 0.5984% 6/6/20 (d)(h)	60,000	33,318
Class F, 0.6684% 6/6/20 (d)(h)	95,176	52,375
Series 2007-EOP:
Class C, 0.5484% 3/6/20 (d)(h)	236,000	200,600
Class D, 0.5984% 3/6/20 (d)(h)	467,000	392,280
Class F, 0.7084% 3/6/20 (d)(h)	19,000	15,818
Class G, 0.7484% 3/6/20 (d)(h)	10,000	8,225
Class H, 0.8784% 3/6/20 (d)(h)	7,000	5,740
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class J, 1.0784% 3/6/20 (d)(h)	$ 11,000	$ 8,828
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	107,000	112,932
Series 2005-GG4 Class XP, 0.6808% 7/10/39 (d)(h)(j)	4,237,946	64,946
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	324,000	333,830
Series 2007-GG10:
Class A1, 5.69% 8/10/45	71,922	74,623
Class A2, 5.778% 8/10/45	103,000	107,072
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9676% 1/15/38 (d)(h)(j)	366,689	3,432
Series 2004-CB8 Class X2, 1.0889% 1/12/39 (d)(h)(j)	515,334	4,103
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4019% 11/15/18 (d)(h)	179,984	111,534
Class C, 0.4419% 11/15/18 (d)(h)	127,814	72,814
Class D, 0.4619% 11/15/18 (d)(h)	39,281	20,414
Class E, 0.5119% 11/15/18 (d)(h)	57,397	28,681
Class F, 0.5619% 11/15/18 (d)(h)	85,763	39,424
Class G, 0.5919% 11/15/18 (d)(h)	74,550	32,779
Class H, 0.7319% 11/15/18 (d)(h)	57,397	22,941
sequential payer:
Series 2006-CB14 Class A3B, 5.4883% 12/12/44 (h)	642,000	653,562
Series 2006-CB15 Class A3, 5.819% 6/12/43 (h)	325,000	332,542
Series 2006-LDP8 Class A4, 5.399% 5/15/45	138,000	137,074
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	103,000	105,133
Series 2007-LDP10 Class A1, 5.122% 1/15/49	18,235	18,660
Series 2007-LDPX Class A3, 5.412% 1/15/49	594,000	542,140
Series 2004-LDP4 Class D, 5.1239% 10/15/42 (h)	194,000	106,807
Series 2005-CB13 Class E, 5.3496% 1/12/43 (d)(h)	109,000	31,435
Series 2006-CB17 Class A3, 5.45% 12/12/43	62,000	65,242
Series 2007-CB19:
Class B, 5.746% 2/12/49 (h)	18,000	6,010
Class C, 5.746% 2/12/49 (h)	48,000	15,063
Class D, 5.746% 2/12/49 (h)	51,000	14,972
Series 2007-LDP10 Class ES, 5.5453% 1/15/49 (d)(h)	112,000	12,788
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	89,000	88,917
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	$ 98,584	$ 101,824
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	40,961	42,542
Series 2001-C3 Class A1, 6.058% 6/15/20	8,323	8,459
Series 2006-C1 Class A2, 5.084% 2/15/31	104,000	105,492
Series 2006-C3 Class A1, 5.478% 3/15/39	12,424	12,588
Series 2006-C6 Class A1, 5.23% 9/15/39	28,938	29,415
Series 2006-C7:
Class A1, 5.279% 11/15/38	175,271	179,427
Class A2, 5.3% 11/15/38	238,000	245,152
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	28,794	29,453
Class A4, 5.424% 2/15/40	28,000	25,917
Series 2007-C2:
Class A1, 5.226% 2/15/40	196,066	199,656
Class A3, 5.43% 2/15/40	104,000	96,924
Series 2000-C5 Class E, 7.29% 12/15/32	15,000	15,013
Series 2001-C3 Class B, 6.512% 6/15/36	418,000	428,024
Series 2001-C7 Class D, 6.514% 11/15/33	238,000	233,544
Series 2003-C3 Class XCP, 1.0385% 3/11/37 (d)(h)(j)	906,316	2,078
Series 2004-C2 Class XCP, 1.0507% 3/15/36 (d)(h)(j)	3,235,272	31,537
Series 2004-C4 Class A2, 4.567% 6/15/29 (h)	57,145	57,565
Series 2005-C3 Class XCP, 0.7257% 7/15/40 (h)(j)	727,884	10,549
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (h)(j)	1,227,679	23,987
Series 2007-C1:
Class C, 5.533% 2/15/40 (h)	475,000	126,850
Class D, 5.563% 2/15/40 (h)	86,000	21,443
Class E, 5.582% 2/15/40 (h)	43,000	9,380
Class XCP, 0.4741% 2/15/40 (h)(j)	493,068	6,765
Series 2007-C7 Class XCP, 0.2983% 9/15/45 (h)(j)	17,380,895	196,467
LB-UBS Westfield Trust:
Series 2001-WM Class B, 6.647% 7/14/16 (d)	250,000	258,473
Series 2001-WM, 6.754% 7/14/16 (d)	262,000	266,036
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	327,000	287,760
Class C, 4.13% 11/20/37 (d)	932,000	773,560
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4619% 9/15/21 (d)(h)	69,510	49,929
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA: - continued
Class E, 0.5219% 9/15/21 (d)(h)	$ 249,861	$ 172,835
Class F, 0.5719% 9/15/21 (d)(h)	97,418	57,745
Class G, 0.5919% 9/15/21 (d)(h)	192,585	85,581
Class H, 0.6319% 9/15/21 (d)(h)	49,497	17,207
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	30,491	30,714
Series 2007-C1 Class A1, 4.533% 6/12/50	80,894	82,227
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (h)	355,000	361,778
Series 2005-LC1 Class F, 5.3781% 1/12/44 (d)(h)	188,000	57,581
Series 2007-C1 Class A4, 5.8284% 6/12/50 (h)	818,000	755,525
Series 2008-C1 Class A4, 5.69% 2/12/51	461,000	423,478
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3531% 12/12/49 (h)	101,000	94,235
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	230,000	236,169
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	186,000	189,205
Series 2007-5:
Class A1, 4.275% 8/12/48	12,738	12,907
Class A3, 5.364% 8/12/48	84,000	82,187
Class A4, 5.378% 8/12/48	9,000	7,454
Class B, 5.479% 2/12/17	648,000	43,744
Series 2007-6 Class A1, 5.175% 3/12/51	15,504	15,834
Series 2007-7 Class A4, 5.747% 6/12/50 (h)	756,000	665,208
Series 2007-8 Class A1, 4.622% 8/12/49	56,958	58,200
Series 2006-4 Class XP, 0.6256% 12/12/49 (h)(j)	4,657,374	95,379
Series 2007-6 Class B, 5.635% 3/12/51 (h)	216,000	56,987
Series 2007-7 Class B, 5.75% 6/12/50	19,000	2,874
Series 2007-8 Class A3, 5.9573% 8/12/49 (h)	186,000	173,317
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.689% 8/15/19 (d)(h)	4,400	3,696
Series 2006-XLF:
Class C, 1.429% 7/15/19 (d)(h)	93,780	12,895
Class F, 0.549% 7/15/19 (d)(h)	208,000	149,760
Class G, 0.589% 7/15/19 (d)(h)	118,000	67,260
Series 2007-XCLA Class A1, 0.4319% 7/17/17 (d)(h)	299,988	119,245
Series 2007-XLCA Class B, 0.7288% 7/17/17 (d)(h)	277,741	5,555
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class C, 0.389% 10/15/20 (d)(h)	$ 124,000	$ 43,400
Class D, 0.419% 10/15/20 (d)(h)	76,067	19,017
Class E, 0.479% 10/15/20 (d)(h)	95,138	14,271
Class F, 0.529% 10/15/20 (d)(h)	57,094	5,709
Class G, 0.4719% 10/15/20 (d)(h)	70,577	5,646
Class H, 0.659% 10/15/20 (d)(h)	44,426	2,221
Class J, 0.809% 10/15/20 (d)(h)	50,712	1,521
Class MHRO, 0.9219% 10/15/20 (d)(h)	70,667	9,010
Class MJPM, 1.2319% 10/15/20 (d)(h)	21,549	2,317
Class MSTR, 0.9319% 10/15/20 (d)(h)	40,125	6,320
Class NHRO, 1.119% 10/15/20 (d)(h)	106,971	12,569
Class NSTR, 1.079% 10/15/20 (d)(h)	36,399	5,005
sequential payer:
Series 2003-IQ5 Class X2, 0.8736% 4/15/38 (d)(h)(j)	664,991	8,409
Series 2004-HQ3 Class A2, 4.05% 1/13/41	58,704	59,001
Series 2005-IQ9 Class A3, 4.54% 7/15/56	321,000	320,332
Series 2006-HQ10 Class A1, 5.131% 11/12/41	57,313	58,504
Series 2006-HQ8 Class A1, 5.124% 3/12/44	1,011	1,011
Series 2006-T23 Class A1, 5.682% 8/12/41	159,909	164,684
Series 2007-HQ11 Class A1, 5.246% 2/12/44	50,806	52,087
Series 2007-IQ13 Class A1, 5.05% 3/15/44	53,573	55,024
Series 2007-IQ14 Class A1, 5.38% 4/15/49	130,514	134,154
Series 2007-T25:
Class A1, 5.391% 11/12/49	36,901	38,073
Class A2, 5.507% 11/12/49	212,000	220,758
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (d)(h)(j)	1,397,844	14,507
Series 2005-IQ9 Class X2, 1.0371% 7/15/56 (d)(h)(j)	2,538,262	47,811
Series 2006-HQ10 Class X2, 0.4997% 11/12/41 (d)(h)(j)	1,274,077	17,430
Series 2006-HQ8 Class A3, 5.4382% 3/12/44 (h)	335,000	344,959
Series 2006-HQ9 Class B, 5.832% 7/12/44 (h)	321,000	130,005
Series 2006-IQ12 Class B, 5.468% 12/15/43	216,000	83,700
Series 2006-T23 Class A3, 5.8074% 8/12/41 (h)	110,000	114,754
Series 2007-HQ11 Class B, 5.538% 2/20/44 (h)	392,000	139,160
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (h)	92,117	95,856
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (h)	324,000	286,153
Series 2007-XLC1:
Class C, 0.829% 7/17/17 (d)(h)	373,714	19,620
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-XLC1:
Class D, 0.929% 7/17/17 (d)(h)	$ 175,951	$ 9,237
Class E, 1.029% 7/17/17 (d)(h)	142,506	7,482
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	3,683	3,792
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	319,914	323,737
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	28,309	29,716
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	184,000	190,053
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4319% 1/15/18 (d)(h)	145,481	145,153
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (d)(h)	201,847	95,466
Class F, 0.5731% 8/11/18 (d)(h)	214,060	91,841
Class G, 0.5931% 8/11/18 (d)(h)	202,788	83,454
Class J, 0.8331% 8/11/18 (d)(h)	45,086	11,370
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (d)(h)	16,443	6,577
Class AP2, 1.0319% 6/15/20 (d)(h)	26,799	8,040
Class F, 0.7119% 6/15/20 (d)(h)	526,588	94,786
Class LXR1, 0.9319% 6/15/20 (d)(h)	26,316	10,526
Class LXR2, 1.0319% 6/15/20 (d)(h)	358,510	107,553
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	65,869	66,513
Series 2006-C27 Class A2, 5.624% 7/15/45	193,000	199,366
Series 2006-C29:
Class A1, 5.11% 11/15/48	113,558	115,831
Class A3, 5.313% 11/15/48	574,000	584,849
Series 2007-C30:
Class A1, 5.031% 12/15/43	25,485	25,950
Class A3, 5.246% 12/15/43	185,000	182,665
Class A4, 5.305% 12/15/43	64,000	60,217
Class A5, 5.342% 12/15/43	231,000	192,052
Series 2007-C31:
Class A1, 5.14% 4/15/47	26,859	27,350
Class A4, 5.509% 4/15/47	488,000	415,711
Series 2007-C32:
Class A2, 5.7353% 6/15/49 (h)	259,000	267,928
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32:
Class A3, 5.7403% 6/15/49 (h)	$ 367,000	$ 327,102
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(h)	103,000	76,056
Series 2003-C8 Class XP, 0.3153% 11/15/35 (d)(h)(j)	699,523	2,007
Series 2003-C9 Class XP, 0.4734% 12/15/35 (d)(h)(j)	782,245	3,009
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(h)	166,000	141,100
Class 180B, 5.5782% 10/15/41 (d)(h)	76,000	60,800
Series 2005-C19 Class B, 4.892% 5/15/44	216,000	126,758
Series 2005-C22:
Class B, 5.3602% 12/15/44 (h)	479,000	225,513
Class F, 5.3602% 12/15/44 (d)(h)	360,000	81,541
Series 2006-C29 Class E, 5.516% 11/15/48 (h)	216,000	45,790
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	648,000	142,020
Class XP, 0.434% 12/15/43 (d)(h)(j)	2,568,275	37,303
Series 2007-C31 Class C, 5.6929% 4/15/47 (h)	59,000	11,186
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9013% 2/15/51 (h)	143,000	119,615
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $34,312,508)		39,763,606
Municipal Securities - 0.4%

California Gen. Oblig. 5.25% 4/1/14	1,500,000	1,545,000
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	920,000	929,421
TOTAL MUNICIPAL SECURITIES (Cost $2,426,667)		2,474,421
Foreign Government and Government Agency Obligations - 1.0%

Canadian Government 2.375% 9/10/14	870,000	875,392
Chilean Republic 7.125% 1/11/12	460,000	504,234
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
Ontario Province:
1.875% 11/19/12	$ 2,000,000	$ 2,010,646
2.95% 2/5/15	3,320,000	3,344,229
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,667,824)		6,734,501
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $33,640)	37,000	39,294
Bank Notes - 0.1%

National City Bank, Cleveland 0.3556% 3/1/13 (h) (Cost $570,118)	750,000	727,500
Fixed-Income Funds - 5.2%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (i)	271,827	28,748,422
Fidelity Specialized High Income Central Fund (i)	65,369	6,213,988
TOTAL FIXED-INCOME FUNDS (Cost $33,737,103)		34,962,410
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (h)	$ 159,000	126,041
MUFG Capital Finance 1 Ltd. 6.346% (h)	624,000	613,398
TOTAL PREFERRED SECURITIES (Cost $471,836)		739,439
Cash Equivalents - 5.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.12%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) # (Cost $34,146,000)	$ 34,146,338	$ 34,146,000
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $633,682,998)		664,177,558
NET OTHER ASSETS - 1.4%		9,667,373
NET ASSETS - 100%		$ 673,844,931
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (g)	August 2034	$ 87,476	(65,510)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (g)	Oct. 2034	105,288	(66,526)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (g)	Dec. 2034	248,360	(242,131)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (g)	April 2032	36,015	(21,189)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)

	Feb. 2034	$ 806	$ (743)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (g)	Oct. 2034	102,964	(70,057)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	117,619	(111,095)
TOTAL CREDIT DEFAULT SWAPS		$ 698,528	$ (577,251)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.475% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Jan. 2013	25,000,000	1,412,503
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	19,783,000	911,598
Receive semi-annually a fixed rate equal to 4.94% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $1,411,812)	March 2012	25,000,000	2,507,838
Receive semi-annually a fixed rate equal to 5.02% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $1,130,978)	Nov. 2011	20,000,000	1,690,580
TOTAL INTEREST RATE SWAPS		$ 89,783,000	$ 6,522,519
		$ 90,481,528	$ 5,945,268
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,663,089 or 13.2% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $5,956,480 or 0.9% of net assets.

(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,102,177.

(g) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,146,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 22,852,524
HSBC Securities (USA), Inc.	3,289,362
ING Financial Markets LLC	328,936
J.P. Morgan Securities, Inc.	2,192,908
Mizuho Securities USA, Inc.	4,934,043
RBC Capital Markets Corp.	548,227
$ 34,146,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 1,430,828
Fidelity Specialized High Income Central Fund	266,100
Total	$ 1,696,928
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 65,487,459	$ -	$ 39,172,336	$ 28,748,422	4.3%
Fidelity Corporate Bond 1-5 Year Central Fund	7,137,742	-	7,232,757 *	-	0.0%
Fidelity Specialized High Income Central Fund	9,120,399	266,088	3,697,849	6,213,988	0.9%
Total	$ 81,745,600	$ 231,103	$ 50,102,942	$ 34,962,410
* Includes the value of shares redeemed through in-kind transactions. See Note 8 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 223,686,118	$ -	$ 223,686,118	$ -
U.S. Government and Government Agency Obligations	209,628,966	-	209,628,966	-
U.S. Government Agency - Mortgage Securities	44,575,780	-	44,575,780	-
Asset-Backed Securities	43,029,366	-	40,908,625	2,120,741
Collateralized Mortgage Obligations	23,670,157	-	22,917,010	753,147
Commercial Mortgage Securities	39,763,606	-	35,107,446	4,656,160
Municipal Securities	2,474,421	-	2,474,421	-
Foreign Government and Government Agency Obligations	6,734,501	-	6,734,501	-
Supranational Obligations	39,294	-	39,294	-
Bank Notes	727,500	-	727,500	-
Fixed-Income Funds	34,962,410	34,962,410	-	-
Preferred Securities	739,439	-	739,439	-
Cash Equivalents	34,146,000	-	34,146,000	-
Total Investments in Securities:	$ 664,177,558	$ 34,962,410	$ 621,685,100	$ 7,530,048
Derivative Instruments:
Assets
Swap Agreements	$ 6,522,519	$ -	$ 6,522,519	$ -
Liabilities
Swap Agreements	$ (577,251)	$ -	$ (132,036)	$ (445,216)
Total Derivative Instruments:	$ 5,945,267	$ -	$ 6,390,483	$ (445,216)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 2,950,274
Total Realized Gain (Loss)	35,146
Total Unrealized Gain (Loss)	13,372
Cost of Purchases	21,219
Proceeds of Sales	(765,231)
Amortization/Accretion	31,452
Transfers in/out of Level 3	(165,491)
Ending Balance	$ 2,120,741
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ (5,684)
Collateralized Mortgage Obligations
Beginning Balance	$ 891,768
Total Realized Gain (Loss)	23,088
Total Unrealized Gain (Loss)	907,967
Cost of Purchases	-
Proceeds of Sales	(43,904)
Amortization/Accretion	15,558
Transfers in/out of Level 3	(1,041,330)
Ending Balance	$ 753,147
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 401,489
Commercial Mortgage Securities
Beginning Balance	$ 6,239,661
Total Realized Gain (Loss)	216,654
Total Unrealized Gain (Loss)	1,197,279
Cost of Purchases	-
Proceeds of Sales	(519,689)
Amortization/Accretion	164,832
Transfers in/out of Level 3	(2,642,577)
Ending Balance	$ 4,656,160
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 250,009
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (454,480)
Total Unrealized Gain (Loss)	9,264
Transfers in/out of Level 3	-
Ending Balance	$ (445,216)
Realized gain (loss) on Swap Agreements for the period	$ 7,762
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2010	$ 8,082

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 8 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (577,251)
Interest Rate Risk
Swap Agreements (a)	6,522,519	-
Total Value of Derivatives	$ 6,522,519	$ (577,251)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.9%
Canada	2.2%
United Kingdom	2.2%
Australia	1.9%
Netherlands	1.0%
Others (individually less than 1%)	4.8%
100.0%
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $30,191,167 of which $8,055,126, $8,543,007 and $13,593,034 will expire on August 31, 2014, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $35,959,819 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $34,146,000) - See accompanying schedule: Unaffiliated issuers (cost $599,945,895)	$ 629,215,148
Fidelity Central Funds (cost $33,737,103)	34,962,410
Total Investments (cost $633,682,998)		$ 664,177,558
Cash		2,823
Receivable for investments sold		12,339,675
Receivable for swap agreements		1,428
Receivable for fund shares sold		727,987
Interest receivable		4,832,775
Distributions receivable from Fidelity Central Funds		170,113
Unrealized appreciation on swap agreements		6,522,519
Prepaid expenses		1,487
Other receivables		404,301
Total assets		689,180,666

Liabilities
Payable for investments purchased	$ 12,199,261
Payable for fund shares redeemed	1,502,961
Distributions payable	139,601
Unrealized depreciation on swap agreements	577,251
Accrued management fee	175,937
Distribution fees payable	168,943
Other affiliated payables	119,178
Other payables and accrued expenses	452,603
Total liabilities		15,335,735

Net Assets		$ 673,844,931
Net Assets consist of:
Paid in capital		$ 722,549,213
Undistributed net investment income		4,213,519
Accumulated undistributed net realized gain (loss) on investments		(87,943,872)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,026,071
Net Assets		$ 673,844,931

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($198,022,377 ÷ 18,283,117 shares)	$ 10.83

Maximum offering price per share (100/97.25 of $10.83)	$ 11.14
Class T: Net Asset Value and redemption price per share ($304,660,011 ÷ 28,114,266 shares)	$ 10.84

Maximum offering price per share (100/97.25 of $10.84)	$ 11.15
Class B: Net Asset Value and offering price per share ($11,273,600 ÷ 1,041,989 shares)A	$ 10.82

Class C: Net Asset Value and offering price per share ($68,400,566 ÷ 6,328,078 shares)A	$ 10.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($91,488,377 ÷ 8,426,681 shares)	$ 10.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2010 (Unaudited)

Investment Income
Dividends		$ 24,391
Interest		14,393,415
Income from Fidelity Central Funds		1,696,928
Total income		16,114,734

Expenses
Management fee	$ 1,047,104
Transfer agent fees	604,452
Distribution fees	1,013,410
Accounting fees and expenses	128,498
Custodian fees and expenses	21,812
Independent trustees' compensation	1,265
Registration fees	55,943
Audit	58,290
Legal	2,061
Miscellaneous	5,787
Total expenses before reductions	2,938,622
Expense reductions	(90)	2,938,532
Net investment income		13,176,202
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,614,458
Fidelity Central Funds	1,790,447
Swap agreements	1,917,032
Total net realized gain (loss)		14,321,937
Change in net unrealized appreciation (depreciation) on: Investment securities	8,848,588
Swap agreements	(218,976)
Total change in net unrealized appreciation (depreciation)		8,629,612
Net gain (loss)		22,951,549
Net increase (decrease) in net assets resulting from operations		$ 36,127,751

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,176,202	$ 33,275,843
Net realized gain (loss)	14,321,937	(101,289,434)
Change in net unrealized appreciation (depreciation)	8,629,612	85,747,254
Net increase (decrease) in net assets resulting from operations	36,127,751	17,733,663
Distributions to shareholders from net investment income	(12,141,673)	(32,064,004)
Distributions to shareholders from net realized gain	(2,298,408)	-
Total distributions	(14,440,081)	(32,064,004)
Share transactions - net increase (decrease)	12,448,142	(337,250,597)
Total increase (decrease) in net assets	34,135,812	(351,580,938)

Net Assets
Beginning of period	639,709,119	991,290,057
End of period (including undistributed net investment income of $4,213,519 and undistributed net investment income of $3,178,990, respectively)	$ 673,844,931	$ 639,709,119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 K	2005 J	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.31	$ 10.64	$ 10.78	$ 10.87	$ 11.34	$ 11.32
Income from Investment Operations
Net investment income E	.215	.435	.457	.487	.385	.397	.385
Net realized and unrealized gain (loss)	.370	.149 H	(.319)	(.167)	(.043)	(.338)	.120
Total from investment operations	.585	.584	.138	.320	.342	.059	.505
Distributions from net investment income	(.198)	(.414)	(.468)	(.460)	(.382)	(.379)	(.385)
Distributions from net realized gain	(.037)	-	-	-	(.050)	(.150)	(.100)
Total distributions	(.235)	(.414)	(.468)	(.460)	(.432)	(.529)	(.485)
Net asset value, end of period	$ 10.83	$ 10.48	$ 10.31	$ 10.64	$ 10.78	$ 10.87	$ 11.34
Total Return B, C, D	5.62%	6.05%	1.28%	2.99%	3.23%	.54%	4.58%
Ratios to Average Net Assets F, I
Expenses before reductions	.86% A	.87%	.85%	.79%	.75% A	.81%	.84%
Expenses net of fee waivers, if any	.86% A	.87%	.85%	.79%	.75% A	.81%	.84%
Expenses net of all reductions	.86% A	.87%	.85%	.78%	.74% A	.80%	.84%
Net investment income	4.04% A	4.45%	4.32%	4.52%	4.30% A	3.60%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 198,022	$ 195,407	$ 216,683	$ 255,591	$ 229,490	$ 219,441	$ 186,748
Portfolio turnover rate G	121% A, L	73% L	81%	89% M	43% A	73%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 K	2005 J	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.32	$ 10.64	$ 10.79	$ 10.88	$ 11.35	$ 11.32
Income from Investment Operations
Net investment income E	.217	.440	.462	.484	.377	.386	.374
Net realized and unrealized gain (loss)	.380	.139 H	(.310)	(.178)	(.043)	(.338)	.130
Total from investment operations	.597	.579	.152	.306	.334	.048	.504
Distributions from net investment income	(.200)	(.419)	(.472)	(.456)	(.374)	(.368)	(.374)
Distributions from net realized gain	(.037)	-	-	-	(.050)	(.150)	(.100)
Total distributions	(.237)	(.419)	(.472)	(.456)	(.424)	(.518)	(.474)
Net asset value, end of period	$ 10.84	$ 10.48	$ 10.32	$ 10.64	$ 10.79	$ 10.88	$ 11.35
Total Return B, C, D	5.74%	6.00%	1.41%	2.85%	3.15%	.43%	4.56%
Ratios to Average Net Assets F, I
Expenses before reductions	.82% A	.82%	.82%	.82%	.84% A	.91%	.95%
Expenses net of fee waivers, if any	.82% A	.82%	.82%	.82%	.84% A	.91%	.95%
Expenses net of all reductions	.82% A	.82%	.82%	.82%	.83% A	.91%	.95%
Net investment income	4.08% A	4.50%	4.35%	4.48%	4.21% A	3.49%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 304,660	$ 290,428	$ 344,229	$ 503,737	$ 563,677	$ 622,245	$ 680,947
Portfolio turnover rate G	121% A, L	73% L	81%	89% M	43% A	73%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 K	2005 J	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.30	$ 10.63	$ 10.77	$ 10.86	$ 11.33	$ 11.31
Income from Investment Operations
Net investment income E	.177	.369	.385	.409	.316	.310	.295
Net realized and unrealized gain (loss)	.370	.150 H	(.318)	(.169)	(.043)	(.338)	.120
Total from investment operations	.547	.519	.067	.240	.273	(.028)	.415
Distributions from net investment income	(.160)	(.349)	(.397)	(.380)	(.313)	(.292)	(.295)
Distributions from net realized gain	(.037)	-	-	-	(.050)	(.150)	(.100)
Total distributions	(.197)	(.349)	(.397)	(.380)	(.363)	(.442)	(.395)
Net asset value, end of period	$ 10.82	$ 10.47	$ 10.30	$ 10.63	$ 10.77	$ 10.86	$ 11.33
Total Return B, C, D	5.26%	5.35%	.60%	2.24%	2.57%	(.25)%	3.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.57% A	1.54%	1.53%	1.52%	1.52% A	1.61%	1.66%
Expenses net of fee waivers, if any	1.57% A	1.54%	1.53%	1.52%	1.52% A	1.60%	1.65%
Expenses net of all reductions	1.57% A	1.54%	1.53%	1.52%	1.52% A	1.60%	1.65%
Net investment income	3.34% A	3.78%	3.64%	3.78%	3.52% A	2.80%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,274	$ 11,753	$ 15,141	$ 22,609	$ 46,344	$ 73,017	$ 118,751
Portfolio turnover rate G	121% A, L	73% L	81%	89% M	43% A	73%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 K	2005 J	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.29	$ 10.62	$ 10.76	$ 10.85	$ 11.32	$ 11.30
Income from Investment Operations
Net investment income E	.176	.364	.378	.400	.308	.301	.289
Net realized and unrealized gain (loss)	.371	.150 H	(.317)	(.167)	(.042)	(.337)	.120
Total from investment operations	.547	.514	.061	.233	.266	(.036)	.409
Distributions from net investment income	(.160)	(.344)	(.391)	(.373)	(.306)	(.284)	(.289)
Distributions from net realized gain	(.037)	-	-	-	(.050)	(.150)	(.100)
Total distributions	(.197)	(.344)	(.391)	(.373)	(.356)	(.434)	(.389)
Net asset value, end of period	$ 10.81	$ 10.46	$ 10.29	$ 10.62	$ 10.76	$ 10.85	$ 11.32
Total Return B, C, D	5.26%	5.31%	.54%	2.18%	2.51%	(.33)%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.58% A	1.59%	1.59%	1.59%	1.60% A	1.67%	1.70%
Expenses net of fee waivers, if any	1.58% A	1.59%	1.59%	1.59%	1.60% A	1.67%	1.70%
Expenses net of all reductions	1.58% A	1.59%	1.59%	1.58%	1.60% A	1.67%	1.70%
Net investment income	3.32% A	3.73%	3.58%	3.72%	3.45% A	2.73%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,401	$ 63,750	$ 52,529	$ 58,693	$ 63,946	$ 74,522	$ 91,149
Portfolio turnover rate G	121% A, L	73% L	81%	89% M	43% A	73%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 J	2005 I	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.34	$ 10.66	$ 10.80	$ 10.89	$ 11.36	$ 11.34
Income from Investment Operations
Net investment income D	.231	.468	.494	.513	.401	.417	.400
Net realized and unrealized gain (loss)	.379	.139 G	(.311)	(.169)	(.043)	(.339)	.122
Total from investment operations	.610	.607	.183	.344	.358	.078	.522
Distributions from net investment income	(.213)	(.447)	(.503)	(.484)	(.398)	(.398)	(.402)
Distributions from net realized gain	(.037)	-	-	-	(.050)	(.150)	(.100)
Total distributions	(.250)	(.447)	(.503)	(.484)	(.448)	(.548)	(.502)
Net asset value, end of period	$ 10.86	$ 10.50	$ 10.34	$ 10.66	$ 10.80	$ 10.89	$ 11.36
Total Return B, C	5.86%	6.30%	1.71%	3.22%	3.37%	.71%	4.72%
Ratios to Average Net Assets E, H
Expenses before reductions	.57% A	.54%	.53%	.55%	.57% A	.63%	.70%
Expenses net of fee waivers, if any	.57% A	.54%	.53%	.55%	.57% A	.63%	.70%
Expenses net of all reductions	.57% A	.54%	.53%	.55%	.57% A	.63%	.70%
Net investment income	4.33% A	4.78%	4.64%	4.75%	4.48% A	3.77%	3.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,488	$ 78,372	$ 362,708	$ 715,292	$ 582,070	$ 465,201	$ 269,727
Portfolio turnover rate F	121% A, K	73% K	81%	89% L	43% A	73%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds. L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds,bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Dealers who make markets in below investment grade securities, such as asset backed securities, collateralized mortgage obligations and commercial mortgage securities also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds,including the Fixed-Income Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, redemptions in kind, partnerships(including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,464,853
Gross unrealized depreciation	(10,746,932)
Net unrealized appreciation (depreciation)	$ 2,717,921

Tax cost	$ 661,459,637

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference

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5. Investments in Derivative Instruments - continued

Swap Agreements - continued

between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $698,528 representing 0.1% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(577,251). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $1,102,177. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $698,528, less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

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Notes to Financial Statements (Unaudited) - continued

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ 8,615	$ 26,138
Interest Rate Risk
Swap Agreements	1,908,417	(245,114)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 1,917,032	$ (218,976)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $1,917,032 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(218,976) for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations executed in-kind from Affiliated Central Funds aggregated $92,601,653 and $141,662,740, respectively

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

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7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 250,703	$ 5,903
Class T	-%	.25%	372,363	2,920
Class B	.65%	.25%	51,775	37,541
Class C	.75%	.25%	338,569	65,357
			$ 1,013,410	$ 111,721

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,612
Class T	4,622
Class B*	6,076
Class C*	5,733
$ 27,043

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

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Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 207,428.21
Class T	251,513.17
Class B	14,845.26
Class C	58,519.17
Institutional Class	72,147.17
	$ 604,452

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

8. Other Affiliated Transactions.

On September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $7,232,756 in return for 69,780 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

9. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,315 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

10. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $3,744.

11. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $90.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009
From net investment income
Class A	$ 3,714,888	$ 7,988,302
Class T	5,551,166	12,341,748
Class B	172,773	444,251
Class C	1,015,749	1,885,504
Institutional Class	1,687,097	9,404,199
Total	$ 12,141,673	$ 32,064,004
From net realized gain
Class A	$ 701,159	$ -
Class T	1,023,762	-
Class B	39,727	-
Class C	238,561	-
Institutional Class	295,199	-
Total	$ 2,298,408	$ -

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Notes to Financial Statements (Unaudited) - continued

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Class A
Shares sold	2,702,905	6,349,113	$ 28,960,914	$ 61,815,544
Reinvestment of distributions	361,126	711,254	3,874,947	6,930,188
Shares redeemed	(3,431,250)	(9,419,490)	(36,763,552)	(91,645,382)
Net increase (decrease)	(367,219)	(2,359,123)	$ (3,927,691)	$ (22,899,650)
Class T
Shares sold	4,605,198	8,452,563	$ 49,383,019	$ 82,733,397
Reinvestment of distributions	585,833	1,209,451	6,289,247	11,780,968
Shares redeemed	(4,781,804)	(15,316,631)	(51,265,536)	(149,371,168)
Net increase (decrease)	409,227	(5,654,617)	$ 4,406,730	$ (54,856,803)
Class B
Shares sold	180,679	618,570	$ 1,935,704	$ 5,994,206
Reinvestment of distributions	18,030	40,525	193,167	393,645
Shares redeemed	(279,596)	(1,005,785)	(2,991,096)	(9,769,910)
Net increase (decrease)	(80,887)	(346,690)	$ (862,225)	$ (3,382,059)
Class C
Shares sold	1,232,041	3,008,162	$ 13,151,381	$ 29,236,868
Reinvestment of distributions	95,563	158,044	1,022,900	1,539,158
Shares redeemed	(1,096,000)	(2,172,439)	(11,703,089)	(21,142,153)
Net increase (decrease)	231,604	993,767	$ 2,471,192	$ 9,633,873
Institutional Class
Shares sold	1,506,874	4,013,100	$ 16,205,795	$ 39,201,186
Reinvestment of distributions	157,886	847,880	1,698,434	8,158,289
Shares redeemed	(700,648)	(32,488,139)	(7,544,093)	(313,105,433)
Net increase (decrease)	964,112	(27,627,159)	$ 10,360,136	$ (265,745,958)

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

15. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Intermediate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Intermediate Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Intermediate Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expenses of each of Class A, Class T, Class B, and Institutional Class ranked below its competitive median for 2008 and the total expenses of Class C ranked equal to its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

LTB-USAN-0410
1.784888.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Intermediate Bond
Fund - Institutional Class

Semiannual Report

February 28, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Class A	.86%
Actual		$ 1,000.00	$ 1,056.20	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Class T	.82%
Actual		$ 1,000.00	$ 1,057.40	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Class B	1.57%
Actual		$ 1,000.00	$ 1,052.60	$ 7.99
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Class C	1.58%
Actual		$ 1,000.00	$ 1,052.60	$ 8.04
HypotheticalA		$ 1,000.00	$ 1,016.96	$ 7.90
Institutional Class	.57%
Actual		$ 1,000.00	$ 1,058.60	$ 2.91
HypotheticalA		$ 1,000.00	$ 1,021.97	$ 2.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
U.S. Government and U.S. Government Agency Obligations† 39.8%	U.S. Government and U.S. Government Agency Obligations† 33.7%
AAA 11.7%	AAA 9.7%
AA 9.0%	AA 6.2%
A 10.0%	A 13.3%
BBB 19.6%	BBB 26.8%
BB and Below 2.7%	BB and Below 4.9%
Not Rated 0.3%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 6.9%	Short-Term Investments and Net Other Assets 5.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2010
6 months ago
Years	5.0	4.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	3.7	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010 *	As of August 31, 2009 **
Corporate Bonds 37.8%	Corporate Bonds 47.0%
U.S. Government and U.S. Government Agency Obligations† 39.8%	U.S. Government and U.S. Government Agency Obligations† 33.7%
Asset-Backed Securities 6.4%	Asset-Backed Securities 3.3%
CMOs and Other Mortgage Related Securities 7.6%	CMOs and Other Mortgage Related Securities 10.5%
Municipal Bonds 0.4%	Municipal Bonds 0.2%
Other Investments 1.1%	Other Investments 0.3%
Short-Term Investments and Net Other Assets 6.9%	Short-Term Investments and Net Other Assets 5.0%

* Foreign investments	12.1%	** Foreign investments	11.0%
* Futures and Swaps	14.4%	** Futures and Swaps	17.0%

† Includes FDIC Guaranteed Corporate Securities

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
4.875% 6/15/10	$ 65,000	$ 65,698
5.75% 9/8/11	844,000	894,379
5.875% 3/15/11	422,000	439,537
		1,399,614
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	530,000	539,808
Household Durables - 0.3%
Fortune Brands, Inc.:
5.125% 1/15/11	665,000	686,237
6.375% 6/15/14	750,000	816,654
Whirlpool Corp. 6.125% 6/15/11	700,000	731,859
		2,234,750
Media - 1.4%
AOL Time Warner, Inc.:
6.75% 4/15/11	431,000	455,925
6.875% 5/1/12	368,000	406,027
Comcast Cable Communications, Inc. 6.75% 1/30/11	77,000	80,815
Comcast Corp.:
4.95% 6/15/16	283,000	294,709
5.15% 3/1/20	653,000	658,941
5.5% 3/15/11	58,000	60,593
COX Communications, Inc.:
4.625% 6/1/13	674,000	714,658
6.25% 6/1/18 (d)	113,000	121,726
News America, Inc.:
4.75% 3/15/10	37,000	37,016
5.3% 12/15/14	132,000	145,205
6.9% 3/1/19	750,000	861,550
Time Warner Cable, Inc.:
5.4% 7/2/12	369,000	395,967
5.85% 5/1/17	996,000	1,070,971
6.2% 7/1/13	351,000	388,404
6.75% 7/1/18	1,114,000	1,245,930
Time Warner, Inc. 5.875% 11/15/16	651,000	714,338
Viacom, Inc.:
4.375% 9/15/14	658,000	689,161
6.125% 10/5/17	679,000	745,442
		9,087,378
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.2%
Staples, Inc. 7.375% 10/1/12	$ 1,301,000	$ 1,450,279
TOTAL CONSUMER DISCRETIONARY		14,711,829
CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
3% 10/15/12	1,020,000	1,048,103
7.2% 1/15/14 (d)	1,000,000	1,147,700
Diageo Capital PLC 5.2% 1/30/13	157,000	171,030
FBG Finance Ltd. 5.125% 6/15/15 (d)	443,000	470,985
		2,837,818
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
0.5556% 6/1/10 (h)	346,000	346,127
6.036% 12/10/28	337,130	336,709
		682,836
Food Products - 0.5%
Cargill, Inc. 6% 11/27/17 (d)	106,000	115,284
General Mills, Inc.:
5.2% 3/17/15	650,000	709,745
5.65% 2/15/19	239,000	257,417
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	682,826
5.625% 11/1/11	1,424,000	1,512,140
6.75% 2/19/14	82,000	93,132
		3,370,544
Personal Products - 0.1%
Avon Products, Inc. 4.8% 3/1/13	600,000	640,033
Tobacco - 0.3%
Altria Group, Inc. 9.7% 11/10/18	1,249,000	1,570,699
Reynolds American, Inc. 6.75% 6/15/17	442,000	476,982
		2,047,681
TOTAL CONSUMER STAPLES		9,578,912
ENERGY - 3.9%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 9.75% 3/15/19 (d)	356,000	451,104
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co. 6.15% 9/15/19	$ 425,000	$ 478,517
Transocean Ltd. 5.25% 3/15/13	523,000	564,901
Weatherford International Ltd.:
4.95% 10/15/13	263,000	281,081
5.15% 3/15/13	1,417,000	1,507,500
		3,283,103
Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp. 5.95% 9/15/16	966,000	1,056,211
BW Group Ltd. 6.625% 6/28/17 (d)	446,000	414,241
Canadian Natural Resources Ltd.:
5.15% 2/1/13	679,000	730,967
5.7% 5/15/17	175,000	189,087
Cenovus Energy, Inc. 5.7% 10/15/19 (d)	650,000	685,734
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	13,627	13,920
Duke Capital LLC 6.25% 2/15/13	151,000	165,014
Duke Energy Field Services:
5.375% 10/15/15 (d)	184,000	198,111
6.875% 2/1/11	422,000	443,765
7.875% 8/16/10	191,000	197,000
El Paso Natural Gas Co. 5.95% 4/15/17	141,000	148,990
Enbridge Energy Partners LP:
5.875% 12/15/16	273,000	295,659
6.5% 4/15/18	358,000	394,120
EnCana Corp. 6.3% 11/1/11	151,000	162,802
EnCana Holdings Finance Corp. 5.8% 5/1/14	436,000	484,430
Enterprise Products Operating LP:
4.6% 8/1/12	706,000	749,699
5.6% 10/15/14	295,000	321,448
5.65% 4/1/13	105,000	114,324
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	583,000	622,221
Lukoil International Finance BV 6.656% 6/7/22 (d)	246,000	236,160
Midcontinent Express Pipel LLC 5.45% 9/15/14 (d)	800,000	834,503
Nexen, Inc.:
5.05% 11/20/13	634,000	682,310
5.2% 3/10/15	137,000	145,734
NGPL PipeCo LLC 6.514% 12/15/12 (d)	1,138,000	1,254,340
Pemex Project Funding Master Trust 1.5536% 6/15/10 (d)(h)	188,000	188,000
Petro-Canada 6.05% 5/15/18	326,000	352,800
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	$ 700,000	$ 706,091
7.875% 3/15/19	620,000	713,000
Petroleum Export Ltd. 4.633% 6/15/10 (d)	2,444	2,423
Plains All American Pipeline LP:
4.25% 9/1/12	1,000,000	1,046,576
5.75% 1/15/20	962,000	1,003,122
7.75% 10/15/12	356,000	402,026
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	405,900	442,278
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	329,000	342,871
5.832% 9/30/16 (d)	270,000	285,404
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	411,000	456,203
Southeast Supply Header LLC 4.85% 8/15/14 (d)	862,000	893,715
Suncor Energy, Inc. 6.1% 6/1/18	916,000	995,367
Texas Eastern Transmission LP 6% 9/15/17 (d)	1,096,000	1,205,029
TransCanada PipeLines Ltd. 6.35% 5/15/67 (h)	358,000	336,441
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	437,751
Valero Energy Corp. 4.5% 2/1/15	358,000	359,829
XTO Energy, Inc.:
4.9% 2/1/14	752,000	817,328
5% 1/31/15	264,000	288,303
5.65% 4/1/16	181,000	202,798
5.9% 8/1/12	672,000	739,755
		22,757,900
TOTAL ENERGY		26,041,003
FINANCIALS - 18.2%
Capital Markets - 2.9%
Bear Stearns Companies, Inc.:
0.3889% 10/22/10 (h)	353,000	353,143
4.5% 10/28/10	277,000	284,060
5.3% 10/30/15	177,000	188,120
5.35% 2/1/12	65,000	69,511
6.95% 8/10/12	204,000	227,202
BlackRock, Inc. 6.25% 9/15/17	1,105,000	1,223,386
Goldman Sachs Group, Inc.:
5.95% 1/18/18	1,602,000	1,681,301
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.15% 4/1/18	$ 298,000	$ 314,781
6.875% 1/15/11	47,000	49,389
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)	489,000	493,984
6.5% 6/15/12	630,000	631,188
Lazard Group LLC:
6.85% 6/15/17	580,000	589,087
7.125% 5/15/15	208,000	221,302
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	1,578,000	1,672,727
6.875% 4/25/18	618,000	651,155
Morgan Stanley:
0.4994% 1/9/12 (h)	844,000	827,896
0.5494% 1/9/14 (h)	825,000	788,245
4.1% 1/26/15	1,320,000	1,317,800
4.75% 4/1/14	120,000	121,978
5.05% 1/21/11	460,000	476,269
5.45% 1/9/17	200,000	203,801
5.95% 12/28/17	383,000	394,762
6% 5/13/14	570,000	616,526
6.6% 4/1/12	863,000	938,791
6.75% 4/15/11	126,000	133,119
7.3% 5/13/19	603,000	666,746
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	1,200,000	1,213,542
State Street Corp. 4.3% 5/30/14	120,000	126,214
The Bank of New York, Inc.:
4.95% 1/14/11	5,000	5,186
4.95% 11/1/12	583,000	632,758
UBS AG Stamford Branch:
3.875% 1/15/15	700,000	700,164
5.75% 4/25/18	1,684,000	1,737,073
		19,551,206
Commercial Banks - 5.9%
American Express Bank FSB 5.5% 4/16/13	2,014,000	2,154,205
American Express Centurion Bank 5.2% 11/26/10	37,000	38,128
ANZ National International Ltd.:
2.375% 12/21/12 (d)	1,680,000	1,688,855
6.2% 7/19/13 (d)	221,000	243,390
Bank of Nova Scotia 3.4% 1/22/15	1,650,000	1,684,049
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of Tokyo-Mitsubishi UFJ Ltd. 3.85% 1/22/15 (d)	$ 1,300,000	$ 1,333,582
Bank One Corp. 5.25% 1/30/13	140,000	150,988
Barclays Bank PLC 2.5% 1/23/13	1,680,000	1,678,989
BB&T Corp. 6.5% 8/1/11	187,000	198,966
Chase Manhattan Corp. 7.875% 6/15/10	257,000	261,977
Commonwealth Bank of Australia:
2.9% 9/17/14 (d)	3,000,000	3,033,138
3.75% 10/15/14 (d)	1,640,000	1,661,274
Credit Suisse New York Branch:
5% 5/15/13	1,026,000	1,103,767
5.5% 5/1/14	410,000	447,897
6% 2/15/18	1,543,000	1,620,963
DBS Bank Ltd. (Singapore) 0.47% 5/16/17 (d)(h)	845,580	803,301
Export-Import Bank of Korea:
5.125% 2/14/11	441,000	454,006
5.25% 2/10/14 (d)	114,000	121,088
5.5% 10/17/12	340,000	364,683
Fifth Third Bancorp 4.5% 6/1/18	19,000	16,980
HBOS PLC 6.75% 5/21/18 (d)	509,000	469,608
HSBC Holdings PLC 0.4544% 10/6/16 (h)	130,000	124,915
ING Bank NV 2.65% 1/14/13 (d)	1,310,000	1,317,146
JPMorgan Chase Bank 6% 10/1/17	422,000	453,629
KeyBank NA 7% 2/1/11	169,000	176,994
Korea Development Bank 4.625% 9/16/10	369,000	374,514
Lloyds TSB Bank PLC:
4.375% 1/12/15 (d)	650,000	639,142
5.8% 1/13/20 (d)	650,000	628,974
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (d)(h)	82,159	76,676
National Australia Bank Ltd. 2.35% 11/16/12 (d)	1,783,000	1,810,342
PNC Funding Corp.:
0.3888% 1/31/12 (h)	979,000	965,334
3.625% 2/8/15	717,000	721,030
Rabobank Nederland NV 2.65% 8/17/12 (d)	4,040,000	4,145,569
Santander Issuances SA Unipersonal:
0.6134% 6/20/16 (d)(h)	129,255	124,255
5.805% 6/20/16 (d)(h)	734,000	724,278
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	2,245,000	2,283,980
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(h)	442,000	437,459
Union Planters Corp. 7.75% 3/1/11	91,000	91,606
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
UnionBanCal Corp. 5.25% 12/16/13	$ 100,000	$ 105,269
Wachovia Bank NA 4.875% 2/1/15	283,000	294,189
Wachovia Corp.:
0.3789% 4/23/12 (h)	90,000	88,946
0.3813% 10/15/11 (h)	622,000	618,694
5.625% 10/15/16	513,000	531,011
Wells Fargo & Co. 3.75% 10/1/14	1,840,000	1,862,194
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	110,000	112,283
Westpac Banking Corp. 2.25% 11/19/12	1,670,000	1,678,477
		39,916,740
Consumer Finance - 1.6%
Capital One Bank USA NA 8.8% 7/15/19	475,000	570,798
Capital One Financial Corp.:
5.7% 9/15/11	366,000	384,726
7.375% 5/23/14	540,000	619,025
Discover Financial Services:
0.7843% 6/11/10 (h)	694,000	692,034
6.45% 6/12/17	345,000	333,701
General Electric Capital Corp.:
2.8% 1/8/13	1,045,000	1,054,046
3.5% 8/13/12	2,000,000	2,060,716
5.9% 5/13/14	1,375,000	1,508,810
6.375% 11/15/67 (h)	1,275,000	1,134,750
Household Finance Corp. 6.375% 10/15/11	341,000	362,894
HSBC Finance Corp. 5.25% 1/14/11	306,000	315,870
MBNA Corp. 7.5% 3/15/12	324,000	354,445
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	706,000	706,177
ORIX Corp. 5.48% 11/22/11	58,000	59,539
SLM Corp.:
0.4536% 3/15/11 (h)	17,000	16,364
0.4789% 10/25/11 (h)	354,000	333,740
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	71,259	74,488
		10,582,123
Diversified Financial Services - 3.1%
Bank of America Corp. 7.4% 1/15/11	1,308,000	1,377,460
BB&T Corp. 3.375% 9/25/13	750,000	769,207
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	1,090,000	1,101,714
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
0.34% 5/18/11 (h)	$ 424,000	$ 419,993
5.3% 10/17/12	1,594,000	1,674,629
6.5% 1/18/11	225,000	234,200
6.5% 8/19/13	2,729,000	2,935,432
Deutsche Bank AG London Branch 2.375% 1/11/13	1,320,000	1,322,707
International Lease Finance Corp.:
5.65% 6/1/14	1,519,000	1,289,566
6.625% 11/15/13	411,000	361,680
JPMorgan Chase & Co.:
4.891% 9/1/15 (h)	542,000	546,895
5.75% 1/2/13	334,000	363,167
6.75% 2/1/11	65,000	68,409
Kreditanstalt fuer Wiederaufbau 3.5% 5/16/13	2,300,000	2,420,895
New York Life Global Fund 2.25% 12/14/12 (d)	650,000	657,086
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	164,000	145,551
5.35% 4/15/12 (d)	101,000	99,653
5.5% 1/15/14 (d)	128,000	122,244
5.7% 4/15/17 (d)	256,000	226,696
TECO Finance, Inc. 7% 5/1/12	1,125,000	1,221,726
TIAA Global Markets, Inc. 4.875% 1/12/11 (d)	54,000	55,526
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	489,000	500,011
USAA Capital Corp. 3.5% 7/17/14 (d)	932,000	936,600
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(h)	1,008,000	907,200
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(h)	527,000	477,968
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(h)	805,000	724,500
		20,960,715
Insurance - 1.7%
Allstate Corp. 6.2% 5/16/14	526,000	592,036
Assurant, Inc.:
5.625% 2/15/14	289,000	301,230
6.75% 2/15/34	297,000	277,586
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	88,533
Berkshire Hathaway, Inc. 3.2% 2/11/15	1,000,000	1,009,870
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	225,000	202,500
Jackson National Life Global Funding 5.375% 5/8/13 (d)	114,000	121,722
Liberty Mutual Group, Inc. 6.5% 3/15/35 (d)	90,000	76,512
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (d)(h)	$ 1,474,000	$ 1,457,786
MetLife, Inc.:
5% 6/15/15	175,000	184,669
6.125% 12/1/11	177,000	190,833
Metropolitan Life Global Funding I:
4.625% 8/19/10 (d)	498,000	505,435
5.125% 4/10/13 (d)	113,000	122,051
5.125% 6/10/14 (d)	483,000	518,353
Monumental Global Funding II 5.65% 7/14/11 (d)	274,000	286,933
Monumental Global Funding III 5.5% 4/22/13 (d)	332,000	353,873
Pacific Life Global Funding 5.15% 4/15/13 (d)	1,141,000	1,209,512
Prudential Financial, Inc.:
3.625% 9/17/12	643,000	660,107
5.15% 1/15/13	327,000	348,144
5.4% 6/13/35	68,000	60,618
5.5% 3/15/16	64,000	67,321
6.2% 1/15/15	90,000	99,035
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(h)	505,000	462,381
Symetra Financial Corp. 6.125% 4/1/16 (d)	782,000	762,955
The Chubb Corp. 5.75% 5/15/18	311,000	338,964
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	189,000	190,569
Unum Group 7.125% 9/30/16	650,000	693,783
		11,183,311
Real Estate Investment Trusts - 0.8%
AvalonBay Communities, Inc.:
4.95% 3/15/13	55,000	58,146
5.5% 1/15/12	196,000	206,762
6.625% 9/15/11	22,000	23,449
Camden Property Trust:
5.375% 12/15/13	99,000	103,913
5.875% 11/30/12	447,000	468,791
Developers Diversified Realty Corp.:
4.625% 8/1/10	597,000	596,453
5% 5/3/10	338,000	338,170
5.25% 4/15/11	367,000	365,751
5.375% 10/15/12	194,000	191,487
Duke Realty LP:
4.625% 5/15/13	103,000	104,275
5.875% 8/15/12	85,000	88,990
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
6% 9/15/17	$ 129,000	$ 120,689
6.25% 1/15/17	74,000	72,831
Federal Realty Investment Trust:
5.4% 12/1/13	83,000	87,468
6% 7/15/12	442,000	473,569
6.2% 1/15/17	94,000	96,890
HRPT Properties Trust:
5.75% 11/1/15	134,000	135,387
6.25% 6/15/17	186,000	181,063
6.65% 1/15/18	93,000	91,836
UDR, Inc. 5.5% 4/1/14	1,102,000	1,137,313
Washington (REIT) 5.95% 6/15/11	549,000	564,973
		5,508,206
Real Estate Management & Development - 1.3%
AMB Property LP 5.9% 8/15/13	389,000	406,311
Arden Realty LP 5.2% 9/1/11	256,000	268,121
Brandywine Operating Partnership LP:
5.625% 12/15/10	718,000	731,711
5.7% 5/1/17	361,000	340,090
5.75% 4/1/12	327,000	336,868
Colonial Properties Trust 4.8% 4/1/11	1,000	984
Duke Realty LP:
5.4% 8/15/14	481,000	488,608
5.625% 8/15/11	498,000	517,587
6.25% 5/15/13	1,162,000	1,226,875
ERP Operating LP:
5.375% 8/1/16	240,000	247,471
5.5% 10/1/12	384,000	410,663
5.75% 6/15/17	853,000	883,697
Liberty Property LP:
5.125% 3/2/15	128,000	127,438
5.5% 12/15/16	224,000	219,732
6.625% 10/1/17	551,000	563,415
Mack-Cali Realty LP:
5.05% 4/15/10	126,000	126,351
7.75% 2/15/11	205,000	215,315
Post Apartment Homes LP:
5.45% 6/1/12	205,000	205,745
6.3% 6/1/13	362,000	376,392
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Reckson Operating Partnership LP 5.15% 1/15/11	$ 8,000	$ 8,043
Regency Centers LP:
4.95% 4/15/14	92,000	88,372
5.25% 8/1/15	322,000	326,193
5.875% 6/15/17	160,000	159,242
Simon Property Group LP:
4.2% 2/1/15	234,000	236,787
4.6% 6/15/10	88,000	88,861
4.875% 8/15/10	102,000	103,614
5.3% 5/30/13	12,000	12,799
Tanger Properties LP 6.15% 11/15/15	4,000	4,139
		8,721,424
Thrifts & Mortgage Finance - 0.9%
Bank of America Corp.:
4.9% 5/1/13	669,000	702,659
5.65% 5/1/18	1,125,000	1,122,176
7.375% 5/15/14	969,000	1,089,602
Countrywide Financial Corp. 5.8% 6/7/12	440,000	468,572
Countrywide Home Loans, Inc. 4% 3/22/11	717,000	738,504
Independence Community Bank Corp.:
2.0706% 4/1/14 (h)	801,000	790,806
4.9% 9/23/10	256,000	261,478
US Central Federal Credit Union 1.9% 10/19/12	990,000	1,000,967
		6,174,764
TOTAL FINANCIALS		122,598,489
HEALTH CARE - 0.6%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	446,000	494,808
Health Care Providers & Services - 0.3%
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	250,129
6.3% 8/15/14	546,000	556,765
Express Scripts, Inc.:
5.25% 6/15/12	505,000	541,065
6.25% 6/15/14	299,000	334,707
7.25% 6/15/19	194,000	225,769
		1,908,435
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.3%
Merck & Co., Inc. 5% 6/30/19	$ 348,000	$ 364,978
Novartis Capital Corp. 4.125% 2/10/14	442,000	471,103
Roche Holdings, Inc. 5% 3/1/14 (d)	897,000	971,440
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	145,000	157,972
		1,965,493
TOTAL HEALTH CARE		4,368,736
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (d)	398,000	402,828
6.4% 12/15/11 (d)	151,000	162,568
Bombardier, Inc. 6.3% 5/1/14 (d)	1,181,000	1,213,478
		1,778,874
Airlines - 0.5%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	56,245	55,964
Continental Airlines, Inc.:
6.648% 3/15/19	448,920	433,208
6.795% 2/2/20	34,443	31,516
6.82% 5/1/18	33,503	31,409
6.9% 7/2/19	126,201	125,097
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	53,090	50,966
7.57% 11/18/10	2,456,000	2,495,910
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	297,476	250,623
8.36% 7/20/20	221,150	204,011
		3,678,704
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12	106,000	116,398
6% 10/15/17	442,000	488,136
		604,534
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (d)	92,000	95,909
TOTAL INDUSTRIALS		6,158,021
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 445,000	$ 482,529
6% 10/1/12	585,000	633,263
6.55% 10/1/17	356,000	391,776
		1,507,568
Office Electronics - 0.2%
Xerox Corp.:
4.25% 2/15/15	1,200,000	1,227,238
5.5% 5/15/12	241,000	256,555
		1,483,793
Semiconductors & Semiconductor Equipment - 0.1%
National Semiconductor Corp. 0.5036% 6/15/10 (h)	265,429	265,020
TOTAL INFORMATION TECHNOLOGY		3,256,381
MATERIALS - 1.4%
Chemicals - 0.5%
Dow Chemical Co.:
4.85% 8/15/12	1,265,000	1,346,532
8.55% 5/15/19	769,000	929,654
E.I. du Pont de Nemours & Co. 3.25% 1/15/15	660,000	666,167
Lubrizol Corp. 8.875% 2/1/19	140,000	176,425
		3,118,778
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	277,000	295,362
Containers & Packaging - 0.1%
Pactiv Corp.:
5.875% 7/15/12	259,000	278,103
6.4% 1/15/18	264,000	283,870
		561,973
Metals & Mining - 0.8%
Anglo American Capital PLC:
9.375% 4/8/14 (d)	459,000	554,383
9.375% 4/8/19 (d)	630,000	805,829
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	298,000	319,895
5.5% 4/1/14	709,000	784,594
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	302,000	334,113
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	$ 493,000	$ 542,181
6.5% 7/15/18	939,000	1,058,692
8.95% 5/1/14	536,000	650,410
Vale Overseas Ltd. 6.25% 1/23/17	350,000	370,550
		5,420,647
TOTAL MATERIALS		9,396,760
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.9%
AT&T Broadband Corp. 8.375% 3/15/13	390,000	452,789
AT&T, Inc. 6.7% 11/15/13	177,000	201,621
British Telecommunications PLC 9.125% 12/15/10 (c)	512,000	543,998
CenturyTel, Inc. 6.15% 9/15/19	592,000	609,484
Deutsche Telekom International Financial BV 5.25% 7/22/13	370,000	398,819
France Telecom SA 7.75% 3/1/11 (c)	143,000	152,578
SBC Communications, Inc.:
5.1% 9/15/14	328,000	357,091
5.875% 2/1/12	412,000	444,073
5.875% 8/15/12	148,000	162,330
Sprint Capital Corp. 7.625% 1/30/11	43,000	43,860
Telecom Italia Capital SA:
4.875% 10/1/10	173,000	176,425
4.95% 9/30/14	484,000	505,236
5.25% 10/1/15	395,000	414,559
6.999% 6/4/18	271,000	297,195
Telefonica Emisiones SAU 6.421% 6/20/16	234,000	261,888
Verizon New England, Inc. 6.5% 9/15/11	158,000	168,271
Verizon New York, Inc. 6.875% 4/1/12	888,000	973,443
		6,163,660
Wireless Telecommunication Services - 0.4%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14 (d)	1,246,000	1,302,572
Sprint Nextel Corp. 6% 12/1/16	172,000	148,780
Verizon Wireless Capital LLC 5.55% 2/1/14	358,000	394,319
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5% 12/16/13	$ 346,000	$ 372,492
5.5% 6/15/11	597,000	629,851
		2,848,014
TOTAL TELECOMMUNICATION SERVICES		9,011,674
UTILITIES - 2.8%
Electric Utilities - 1.4%
AmerenUE 6.4% 6/15/17	451,000	499,456
Cleveland Electric Illuminating Co. 5.65% 12/15/13	621,000	676,602
Commonwealth Edison Co. 5.4% 12/15/11	958,000	1,024,956
EDP Finance BV:
4.9% 10/1/19 (d)	200,000	194,145
5.375% 11/2/12 (d)	301,000	324,077
6% 2/2/18 (d)	525,000	550,446
Enel Finance International SA 5.7% 1/15/13 (d)	168,000	182,675
Exelon Corp. 4.9% 6/15/15	415,000	433,751
FirstEnergy Solutions Corp.:
4.8% 2/15/15	160,000	166,839
6.05% 8/15/21	372,000	383,362
Illinois Power Co. 6.125% 11/15/17	62,000	67,053
Mid-American Energy Co. 5.65% 7/15/12	50,000	54,359
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,713,158
6.5% 8/1/18	237,000	260,420
Oncor Electric Delivery Co. 6.375% 5/1/12	412,000	447,492
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	122,522
Pepco Holdings, Inc.:
4% 5/15/10	337,000	339,185
6.45% 8/15/12	563,000	608,319
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	620,000	536,300
Progress Energy, Inc. 7.1% 3/1/11	511,000	539,057
Sierra Pacific Power Co. 5.45% 9/1/13	235,000	255,014
		9,379,188
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	67,000	70,787
Texas Eastern Transmission Corp. 7.3% 12/1/10	638,000	666,443
		737,230
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	$ 310,000	$ 337,788
Exelon Generation Co. LLC:
5.2% 10/1/19	1,000,000	1,017,852
5.35% 1/15/14	231,000	249,417
PPL Energy Supply LLC 6.3% 7/15/13	1,500,000	1,661,331
PSEG Power LLC 7.75% 4/15/11	108,000	115,237
		3,381,625
Multi-Utilities - 0.8%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	20,000	20,670
7.5% 9/1/10	25,000	25,837
Dominion Resources, Inc.:
4.75% 12/15/10	593,000	610,897
6.3% 9/30/66 (h)	726,000	671,550
7.5% 6/30/66 (h)	493,000	488,070
DTE Energy Co. 7.05% 6/1/11	315,000	333,774
KeySpan Corp. 7.625% 11/15/10	86,000	90,026
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	441,000	484,700
National Grid PLC 6.3% 8/1/16	223,000	247,183
NiSource Finance Corp.:
5.25% 9/15/17	402,000	406,211
5.4% 7/15/14	203,000	216,146
5.45% 9/15/20	43,000	42,830
6.4% 3/15/18	200,000	214,752
7.875% 11/15/10	229,000	239,066
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	931,000	858,848
WPS Resources Corp. 6.11% 12/1/66 (h)	133,000	115,710
		5,066,270
TOTAL UTILITIES		18,564,313
TOTAL NONCONVERTIBLE BONDS (Cost $204,869,009)		223,686,118
U.S. Government and Government Agency Obligations - 31.1%

Other Government Related - 0.9%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	520,000	530,985
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
Bank of America Corp.: - continued
3.125% 6/15/12 (FDIC Guaranteed) (e)	$ 18,000	$ 18,781
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (e)	1,600,000	1,615,002
2.25% 12/10/12 (FDIC Guaranteed) (e)	1,710,000	1,743,465
General Electric Capital Corp. 2% 9/28/12 (FDIC Guaranteed) (e)	2,010,000	2,038,827
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (e)	9,000	9,420
TOTAL OTHER GOVERNMENT RELATED		5,956,480
U.S. Government Agency Obligations - 5.7%
Fannie Mae:
1% 4/4/12	7,290,000	7,287,011
1.75% 2/22/13	417,000	419,374
2.5% 5/15/14	9,250,000	9,378,973
4.375% 7/17/13	3,637,000	3,949,295
5% 2/16/12	11,996,000	12,948,926
Federal Home Loan Bank:
1.625% 11/21/12	2,065,000	2,076,190
1.625% 3/20/13	1,210,000	1,210,394
1.75% 8/22/12	1,250,000	1,264,558
Freddie Mac:
2.125% 3/23/12	84,000	86,014
2.125% 9/21/12	40,000	40,795
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		38,661,530
U.S. Treasury Obligations - 24.5%
U.S. Treasury Notes:
1.375% 1/15/13	570,000	571,247
1.375% 2/15/13	380,000	380,356
2.375% 9/30/14 (f)	60,500,000	61,175,886
2.375% 2/28/15	4,219,000	4,232,205
2.625% 7/31/14	10,000,000	10,246,090
2.625% 12/31/14	2,165,000	2,204,241
3.125% 10/31/16	6,510,000	6,571,539
3.125% 1/31/17	18,759,000	18,863,056
3.375% 11/15/19	25,500,000	25,005,938
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.75% 11/15/18	$ 15,850,000	$ 16,193,010
4% 8/15/18	18,750,000	19,567,388
TOTAL U.S. TREASURY OBLIGATIONS		165,010,956
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $209,351,405)		209,628,966
U.S. Government Agency - Mortgage Securities - 6.6%

Fannie Mae - 5.0%
2.22% 4/1/36 (h)	1,908,041	1,949,807
2.367% 1/1/35 (h)	887,456	908,422
2.439% 10/1/33 (h)	25,307	25,890
2.494% 7/1/35 (h)	29,011	29,662
2.571% 12/1/34 (h)	96,455	98,507
2.593% 2/1/33 (h)	58,360	59,625
2.6% 10/1/33 (h)	65,923	67,292
2.787% 8/1/35 (h)	299,964	311,680
2.788% 7/1/34 (h)	131,195	135,733
2.799% 10/1/33 (h)	69,074	71,828
2.869% 6/1/34 (h)	293,468	304,119
3.013% 3/1/35 (h)	10,336	10,601
3.047% 7/1/35 (h)	206,129	213,461
3.124% 10/1/35 (h)	146,970	150,933
3.173% 3/1/35 (h)	35,421	36,466
3.201% 1/1/40 (h)	673,254	686,483
3.265% 9/1/34 (h)	606,987	625,963
3.349% 1/1/40 (h)	1,091,760	1,118,561
3.358% 7/1/34 (h)	34,763	35,835
3.38% 7/1/35 (h)	249,141	257,451
3.487% 5/1/35 (h)	140,393	145,359
3.495% 7/1/34 (h)	1,506,475	1,557,871
3.518% 4/1/35 (h)	1,234,420	1,282,581
3.569% 7/1/35 (h)	1,907,566	1,953,910
3.589% 12/1/39 (h)	223,958	230,835
3.682% 2/1/34 (h)	19,155	19,866
3.704% 11/1/36 (h)	429,179	444,787
3.721% 9/1/39 (h)	194,577	201,541
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.727% 11/1/36 (h)	$ 458,034	$ 476,164
3.739% 3/1/34 (h)	60,126	61,939
3.777% 10/1/39 (h)	516,800	533,471
3.951% 9/1/35 (h)	1,250,139	1,296,824
4% 8/1/18	1,380,421	1,443,648
4.06% 3/1/35 (h)	41,320	42,278
4.06% 7/1/35 (h)	336,758	349,393
4.239% 12/1/33 (h)	2,054,403	2,115,436
4.288% 6/1/36 (h)	79,489	82,323
4.372% 10/1/37 (h)	25,180	26,184
4.424% 3/1/35 (h)	228,228	236,122
4.43% 3/1/35 (h)	94,329	97,362
4.5% 6/1/18 to 3/1/35	3,931,185	4,127,339
4.555% 2/1/35 (h)	1,558,101	1,606,491
5.15% 5/1/35 (h)	890,113	912,848
5.515% 7/1/37 (h)	194,001	201,400
6% 5/1/16 to 4/1/17	321,620	346,656
6.5% 12/1/13 to 3/1/35	4,468,934	4,864,002
7% 11/1/11 to 6/1/33	1,042,896	1,132,948
7.5% 8/1/17 to 3/1/28	357,885	394,905
8.5% 5/1/21 to 9/1/25	56,502	63,412
9.5% 2/1/25	9,155	10,085
10.5% 8/1/20	13,222	15,656
11% 8/1/15	854	865
12.5% 12/1/13 to 4/1/15	6,681	7,825
TOTAL FANNIE MAE		33,380,645
Freddie Mac - 1.6%
3.425% 3/1/35 (h)	205,257	211,394
3.519% 12/1/39 (h)	671,756	689,498
3.526% 1/1/35 (h)	132,986	136,910
3.618% 2/1/40 (h)	1,125,000	1,159,271
3.852% 3/1/35 (h)	452,613	469,214
4.021% 6/1/35 (h)	112,519	116,855
4.237% 5/1/35 (h)	676,000	698,801
4.399% 3/1/33 (h)	13,452	14,129
4.5% 8/1/18	2,278,584	2,407,816
4.875% 4/1/35 (h)	518,241	532,692
5% 3/1/19	3,439,025	3,672,699
5.495% 1/1/36 (h)	531,564	551,696
5.681% 10/1/35 (h)	129,181	135,680
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 9/1/24 to 8/1/27	$ 51,967	$ 58,966
11.5% 10/1/15	3,205	3,631
TOTAL FREDDIE MAC		10,859,252
Government National Mortgage Association - 0.0%
7% 7/15/28 to 11/15/28	223,500	246,132
7.5% 2/15/28 to 10/15/28	4,676	5,162
8% 6/15/24 to 10/15/24	4,988	5,519
8.5% 5/15/17 to 10/15/21	66,884	75,047
11% 7/20/19 to 8/20/19	3,354	4,023
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		335,883
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $43,320,691)		44,575,780
Asset-Backed Securities - 6.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6988% 4/25/35 (h)	155,386	60,259
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9788% 7/25/36 (h)	70,572	202
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9788% 2/25/34 (h)	18,976	17,893
Class M2, 1.8788% 2/25/34 (h)	60,000	31,401
Series 2005-HE2 Class M2, 0.6788% 4/25/35 (h)	26,513	23,466
Series 2006-HE2 Class M3, 0.5688% 5/25/36 (h)	19,686	513
Series 2006-OP1:
Class M4, 0.5988% 4/25/36 (h)	19,400	498
Class M5, 0.6188% 4/25/36 (h)	12,692	93
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.3588% 5/20/13 (h)	225,592	219,813
Series 2006-A6 Class A6, 0.2588% 9/20/13 (h)	105,276	102,579
Series 2006-A7 Class A7, 0.2488% 10/20/12 (h)	103,271	100,625
Series 2006-C1 Class C1, 0.7088% 10/20/14 (h)	26,771	586
Series 2007-A4 Class A4, 0.2588% 4/22/13 (h)	93,495	91,100
Series 2007-D1 Class D, 1.6288% 1/22/13 (d)(h)	1,065,000	0
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (d)(h)	37,069	37,049
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	$ 1,110,000	$ 1,121,695
Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	280,000	284,860
Class A4, 3% 10/15/15 (d)	280,000	287,417
Ally Master Owner Trust Series 2010-1 Class A, 1.9796% 1/15/15 (d)(h)	1,320,000	1,320,000
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	20,414	20,539
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/30/14	128,000	124,398
Series 2007-2M Class A3, 5.22% 4/8/10	26,127	26,491
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9288% 12/25/33 (h)	12,586	7,971
Series 2004-R11 Class M1, 0.8888% 11/25/34 (h)	65,222	21,718
Series 2004-R2 Class M3, 0.7788% 4/25/34 (h)	17,493	1,885
Series 2005-R2 Class M1, 0.6788% 4/25/35 (h)	176,341	126,101
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6206% 3/1/34 (h)	4,092	2,928
Series 2004-W11 Class M2, 0.9288% 11/25/34 (h)	63,962	30,130
Series 2004-W7 Class M1, 0.7788% 5/25/34 (h)	185,706	87,713
Series 2006-W4 Class A2C, 0.3888% 5/25/36 (h)	172,062	54,660
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0538% 4/25/34 (h)	228,192	129,456
Series 2006-HE2 Class M1, 0.5988% 3/25/36 (h)	33,000	1,757
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(d)(h)	842,000	0
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (d)	500,000	522,443
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	400,000	406,762
Series 2009-3A Class A3, 1.67% 12/16/13 (d)	1,100,000	1,110,211
Bank of America Credit Card Master Trust Series 2007-B4 Class B4, 0.3219% 9/15/12 (h)	920,000	918,642
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 0.9788% 2/25/35 (h)	427,000	145,241
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (h)	173,861	168,645
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (h)	187,293	177,929
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (h)	43,783	42,048
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	$ 277,000	$ 282,203
Class C, 5.31% 6/15/12	203,000	207,452
Series 2007-1 Class C, 5.38% 11/15/12	72,000	74,971
Series 2007-SN1 Class D, 6.05% 1/17/12	35,000	34,721
Series 2007-SN2 Class A4, 1.2619% 5/16/11 (d)(h)	2,550,000	2,555,401
Capital One Auto Finance Trust:
Series 2007-B Class A3A, 5.03% 4/15/12	42,460	42,844
Series 2007-C Class A4, 5.23% 7/15/14	660,000	697,702
Capital One Multi-Asset Execution Trust:
Series 2007-C3 Class C3, 0.5219% 4/15/13 (d)(h)	331,000	329,847
Series 2008-A3 Class A3, 5.05% 2/15/16	400,000	434,848
Series 2008-A4 Class A4, 1.5319% 3/15/13 (h)	700,000	700,233
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6788% 7/20/39 (d)(h)	52,147	5,606
Class B, 0.9788% 7/20/39 (d)(h)	30,070	1,579
Class C, 1.3288% 7/20/39 (d)(h)	38,684	387
CarMax Auto Owner Trust:
Series 2007-2 Class C, 5.61% 11/15/13	105,000	106,830
Series 2009-2 Class A3, 1.74% 4/15/14	380,000	382,434
Carmax Auto Owner Trust Series 2010-1 Class A3, 1.56% 7/15/14	230,000	230,373
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5288% 7/25/36 (h)	130,038	25,877
Series 2006-NC2 Class M7, 1.0788% 6/25/36 (h)	48,500	921
Series 2006-NC3 Class M10, 2.2288% 8/25/36 (d)(h)	215,000	5,404
Series 2006-NC4 Class M1, 0.5288% 10/25/36 (h)	28,000	5,609
Series 2006-RFC1 Class M9, 2.0988% 5/25/36 (h)	21,243	861
Series 2007-RFC1 Class A3, 0.3688% 12/25/36 (h)	205,465	69,980
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4088% 5/20/17 (d)(h)	20,505	18,127
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	70,737	63,211
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14	300,000	326,239
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	25,704	25,711
Citibank Credit Card Issuance Trust:
Series 2007-B6 Class B6, 5% 11/8/12	900,000	920,929
Series 2009-A5 Class A5, 2.25% 12/23/14	2,070,000	2,083,780
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (d)	1,100,000	1,115,591
Asset-Backed Securities - continued
	Principal Amount	Value
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.4988% 5/25/37 (h)	$ 87,242	$ 3,849
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3488% 1/25/37 (h)	17	17
Series 2007-11 Class 2A1, 0.2888% 6/25/47 (h)	16,648	16,106
Series 2007-4 Class A1A, 0.3513% 9/25/37 (h)	95,857	92,945
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	37,648	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1988% 4/25/34 (h)	18,137	4,606
Series 2004-4 Class M2, 1.0238% 6/25/34 (h)	50,135	17,294
Series 2005-3 Class MV1, 0.6488% 8/25/35 (h)	136,384	124,510
Series 2005-AB1 Class A2, 0.4388% 8/25/35 (h)	21,866	20,042
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (d)	92,919	94,677
Series 2007-B Class A3, 5.47% 11/15/11 (d)	14,523	14,589
Series 2007-C Class A3, 5.43% 5/15/12 (d)	21,937	22,237
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	536,000	461,480
Discover Card Master Trust I Series 2007-1 Class B, 0.3319% 8/15/12 (h)	248,000	247,911
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	167,237	170,710
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5874% 5/28/35 (h)	4,436	3,847
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4038% 8/25/34 (h)	33,155	11,701
Series 2006-3 Class 2A3, 0.3888% 11/25/36 (h)	581,111	184,523
First Franklin Mortgage Loan Trust Series 2006-FF12 Class A2, 0.2688% 9/25/36 (h)	7,219	7,134
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	850,000	888,208
Series 2006-C:
Class B, 5.3% 6/15/12	78,000	82,048
Class D, 6.89% 5/15/13 (d)	439,000	464,041
Series 2007-A Class D, 7.05% 12/15/13 (d)	310,000	332,225
Series 2009-B Class A3, 2.79% 8/15/13	500,000	512,773
Series 2009-D Class A4, 2.98% 8/15/14	300,000	309,435
Series 2009-E Class A3, 1.51% 1/15/14	700,000	702,817
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.7819% 6/15/13 (h)	88,000	84,836
Series 2010-1 Class A, 1.8822% 12/15/14 (d)(h)	1,200,000	1,205,666
Asset-Backed Securities - continued
	Principal Amount	Value
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	$ 9,000	$ 9,126
Series 2007-1:
Class A4, 5.03% 2/16/15	62,000	63,927
Class C, 5.43% 2/16/15	77,000	72,658
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7188% 1/25/35 (h)	81,136	26,446
Class M4, 0.9088% 1/25/35 (h)	41,438	5,520
Series 2006-D Class M1, 0.4588% 11/25/36 (h)	40,000	736
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (d)(h)	335,000	217,750
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	275,576	206,682
GE Business Loan Trust:
Series 2003-1 Class A, 0.6619% 4/15/31 (d)(h)	35,927	31,616
Series 2006-2A:
Class A, 0.4119% 11/15/34 (d)(h)	287,026	218,140
Class B, 0.5119% 11/15/34 (d)(h)	104,142	36,450
Class C, 0.6119% 11/15/34 (d)(h)	171,877	48,126
Class D, 0.9819% 11/15/34 (d)(h)	65,195	13,691
GE Capital Credit Card Master Note Trust:
Series 2007-1 Class C, 0.5019% 3/15/13 (h)	406,000	406,000
Series 2009-3 Class A, 2.54% 9/15/14	1,600,000	1,624,118
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3819% 9/15/17 (h)	137,000	132,577
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (h)	92,000	55,200
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (d)	43,758	43,539
Series 2007-1:
Class B, 5.53% 12/15/14	12,178	12,357
Class C, 5.74% 12/15/14	25,696	24,668
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(h)	84,573	12,960
Class M1, 0.8788% 6/25/34 (h)	253,008	119,776
Series 2007-HE1 Class M1, 0.4788% 3/25/47 (h)	100,732	5,365
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.5788% 4/25/36 (h)	49,160	748
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3088% 5/25/30 (d)(h)	75,229	14,301
Series 2006-3:
Class B, 0.6288% 9/25/46 (d)(h)	74,651	13,437
Asset-Backed Securities - continued
	Principal Amount	Value
Guggenheim Structured Real Estate Funding Ltd.: - continued
Series 2006-3:
Class C, 0.7788% 9/25/46 (d)(h)	$ 174,018	$ 22,622
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5488% 8/25/33 (h)	60,453	32,394
Series 2003-3 Class M1, 1.5188% 8/25/33 (h)	74,021	35,597
Series 2003-5 Class A2, 0.9288% 12/25/33 (h)	2,817	1,439
Series 2005-5 Class 2A2, 0.4788% 11/25/35 (h)	16,231	15,673
Series 2006-1 Class 2A3, 0.4538% 4/25/36 (h)	231,400	217,284
Series 2006-8 Class 2A1, 0.2788% 3/25/37 (h)	1,666	1,552
Honda Auto Receivables Owner Trust Series 2010-1 Class A4, 1.98% 5/23/16	250,000	249,922
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5188% 3/20/36 (h)	78,297	47,276
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4188% 1/25/37 (h)	141,116	48,576
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	350,000	355,782
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	10,425	10,436
Class C, 5.34% 11/15/12	10,544	10,553
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	970,000	977,100
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5288% 7/25/36 (h)	25,000	596
Series 2007-CH1:
Class AV4, 0.3588% 11/25/36 (h)	176,698	143,347
Class MV1, 0.4588% 11/25/36 (h)	143,100	51,885
Series 2007-CH3 Class M1, 0.5288% 3/25/37 (h)	71,000	3,380
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (h)	78,506	64,419
Series 2006-A:
Class 2A1, 0.2806% 9/27/21 (h)	500	499
Class 2C, 1.4006% 3/27/42 (h)	392,000	73,305
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9544% 4/6/46 (d)(h)	31,440	3
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	394,517	402,423
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3088% 6/25/34 (h)	26,982	19,292
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	2,933	2,534
Class C, 5.691% 10/20/28 (d)	1,466	1,168
Class D, 6.01% 10/20/28 (d)	15,764	11,899
Asset-Backed Securities - continued
	Principal Amount	Value
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4888% 10/25/36 (h)	$ 63,216	$ 2,056
Series 2007-HE1 Class M1, 0.5288% 5/25/37 (h)	89,453	4,323
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9788% 7/25/34 (h)	26,188	11,709
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	38,869	39,567
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8788% 7/25/34 (h)	97,020	69,386
Series 2006-FM1 Class A2B, 0.3388% 4/25/37 (h)	217,694	191,571
Series 2006-MLN1 Class A2A, 0.2988% 7/25/37 (h)	5,102	4,890
Series 2006-OPT1 Class A1A, 0.4888% 6/25/35 (h)	366,658	208,316
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5688% 8/25/34 (h)	4,895	3,785
Series 2005-NC1 Class M1, 0.6688% 1/25/35 (h)	45,571	17,311
Series 2005-NC2 Class B1, 1.3988% 3/25/35 (h)	47,458	10,846
Series 2007-HE2 Class M1, 0.4788% 1/25/37 (h)	33,000	842
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(h)(j)	543,000	22,263
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	430,400	78,118
Series 2006-1 Class AIO, 5.5% 4/25/11 (j)	58,000	2,755
Series 2006-2 Class AIO, 6% 8/25/11 (j)	29,000	1,958
Series 2006-3:
Class A1, 0.2588% 9/25/19 (h)	19,493	19,383
Class AIO, 7.1% 1/25/12 (j)	46,000	5,363
Series 2006-4:
Class A1, 0.2588% 3/25/25 (h)	66,470	65,355
Class AIO, 6.35% 2/27/12 (j)	147,000	16,649
Class D, 1.3288% 5/25/32 (h)	300,000	8,464
Series 2007-1 Class AIO, 7.27% 4/25/12 (j)	198,000	27,692
Series 2007-2 Class AIO, 6.7% 7/25/12 (j)	168,000	24,380
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7388% 9/25/35 (h)	162,650	53,355
Series 2005-D Class M2, 0.6988% 2/25/36 (h)	99,892	10,687
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	675,000	689,521
Series 2009-B Class A3, 2.07% 1/15/15	550,000	556,758
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3488% 3/25/36 (h)	20,937	20,392
Ocala Funding LLC:
Series 2005-1A Class A, 1.7288% 3/20/10 (d)(h)	64,000	24,960
Asset-Backed Securities - continued
	Principal Amount	Value
Ocala Funding LLC: - continued
Series 2006-1A Class A, 1.6288% 3/20/11 (d)(h)	$ 134,000	$ 49,580
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (h)	4,181	3,985
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (h)	6,022	5,735
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4788% 9/25/34 (h)	60,741	16,775
Class M4, 1.6788% 9/25/34 (h)	77,891	10,932
Series 2005-WCH1:
Class M2, 0.7488% 1/25/35 (h)	308,921	215,268
Class M3, 0.7888% 1/25/35 (h)	54,533	26,168
Class M4, 1.0588% 1/25/35 (h)	126,217	16,925
Series 2005-WHQ2:
Class M7, 1.4788% 5/25/35 (h)	456,374	6,286
Class M9, 2.1088% 5/25/35 (h)	33,955	81
Providian Master Note Trust Series 2006-C1A Class C1, 0.7819% 3/16/15 (d)(h)	400,093	396,287
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	44,000	43,946
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4588% 12/25/36 (h)	64,000	2,247
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0288% 4/25/33 (h)	582	333
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0238% 3/25/35 (h)	203,428	130,638
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9488% 1/25/36 (h)	12,000	230
Series 2006-FR4 Class A2A, 0.3088% 8/25/36 (h)	7,719	3,616
Series 2007-NC1 Class A2A, 0.2788% 12/25/36 (h)	4,105	3,884
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3788% 3/20/19 (d)(h)	114,632	106,555
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2036% 6/15/33 (h)	145,000	22,022
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	81,826	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3788% 9/25/34 (h)	8,984	2,048
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3188% 6/25/37 (h)	34,132	28,682
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	151,901	144,854
Asset-Backed Securities - continued
	Principal Amount	Value
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3319% 6/15/12 (h)	$ 412,000	$ 410,533
Class B, 0.4519% 6/15/12 (h)	53,000	52,099
Class C, 0.7319% 6/15/12 (h)	32,000	31,407
Series 2007-2 Class A, 0.8819% 10/15/12 (h)	557,000	554,513
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0888% 9/25/34 (h)	2,472	1,776
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8144% 4/6/42 (d)(h)	305,541	15,277
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	96,831	100,900
Series 2007-A Class A3, 5.28% 2/13/12	53,196	53,379
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6019% 6/15/12 (h)	313,225	309,075
USAA Auto Owner Trust:
Series 2009-1 Class A4, 4.77% 9/15/14	460,000	494,733
Series 2009-2 Class A3, 1.54% 10/15/12	920,000	927,279
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	1,200,000	1,234,487
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	63,590	64,558
Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	51,000	52,334
Class D, 5.54% 12/20/12 (d)	73,000	74,227
Class E, 7.05% 5/20/14 (d)	716,000	699,067
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	75,976	0
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6088% 10/25/36 (h)	52,324	917
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7319% 8/15/15 (d)(h)	788,019	776,502
Series 2007-A2 Class A2, 0.2619% 5/15/14 (d)(h)	400,000	399,590
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	791,000	812,352
Series 2007-A5A Class A5, 0.9819% 10/15/14 (d)(h)	120,000	120,106
Series 2007-B1 Class B1, 4.95% 3/17/14 (d)	1,022,000	1,024,306
Series 2007-C1 Class C1, 0.6319% 5/15/14 (d)(h)	492,028	491,328
Asset-Backed Securities - continued
	Principal Amount	Value
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	$ 646	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (d)(h)	203,369	24,404
TOTAL ASSET-BACKED SECURITIES (Cost $42,678,514)		43,029,366
Collateralized Mortgage Obligations - 3.5%

Private Sponsor - 1.7%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.34% 2/17/52 (d)(h)	1,200,000	1,186,753
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (d)(h)	162,551	65,020
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4949% 1/25/34 (h)	182,136	161,491
Series 2004-1 Class 2A2, 3.676% 10/25/34 (h)	137,461	119,845
Series 2004-A Class 2A2, 4.4789% 2/25/34 (h)	40,478	36,622
Series 2004-B:
Class 1A1, 4.6863% 3/25/34 (h)	16,356	13,775
Class 2A2, 4.5532% 3/25/34 (h)	117,417	103,086
Series 2004-D Class 2A2, 3.8658% 5/25/34 (h)	278,459	246,028
Series 2004-G Class 2A7, 3.9253% 8/25/34 (h)	246,265	216,854
Series 2004-H Class 2A1, 3.7605% 9/25/34 (h)	217,380	186,064
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5088% 1/25/35 (h)	214,066	160,730
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4281% 10/12/41 (d)(h)(j)	564,174	7,283
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 3.7935% 2/25/37 (h)	126,602	110,766
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0952% 12/10/49 (h)	216,000	225,706
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	241,000	48,200
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7319% 7/16/34 (d)(h)	216,000	204,640
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6288% 5/25/33 (h)	2,163	2,174
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.577% 11/25/34 (h)	309,264	287,652
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3188% 9/19/36 (h)	$ 18,609	$ 18,039
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (h)	4,204	3,006
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4113% 10/18/54 (d)(h)	404,000	386,951
Class C2, 0.7213% 10/18/54 (d)(h)	135,000	124,173
Class M2, 0.5013% 10/18/54 (d)(h)	232,000	212,048
Series 2007-1A Class C2, 0.8013% 10/18/54 (d)(h)	40,000	39,676
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (d)(h)	379,000	344,435
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (d)(h)	355,000	338,138
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7788% 12/20/54 (h)	25,291	8,852
Series 2006-1A Class C2, 0.8288% 12/20/54 (d)(h)	578,000	202,300
Series 2006-2 Class C1, 0.6988% 12/20/54 (h)	463,000	157,420
Series 2006-3 Class C2, 0.7288% 12/20/54 (h)	128,000	44,800
Series 2006-4:
Class B1, 0.3188% 12/20/54 (h)	521,000	354,280
Class C1, 0.6088% 12/20/54 (h)	319,000	111,650
Class M1, 0.3988% 12/20/54 (h)	137,000	84,940
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (h)	258,000	87,720
Class 1M1, 0.3788% 12/20/54 (h)	172,000	103,200
Class 2C1, 0.6588% 12/20/54 (h)	117,000	39,780
Class 2M1, 0.4788% 12/20/54 (h)	222,000	133,200
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (h)	308,000	107,800
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6988% 1/20/44 (h)	36,767	17,461
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.1298% 4/25/35 (h)	22,975	18,806
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4488% 5/19/35 (h)	34,292	19,797
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9688% 3/25/35 (h)	18,356	5,975
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (h)	20,018	20,438
Class A3, 5.447% 6/12/47 (h)	410,000	412,857
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 3.2101% 12/25/34 (h)	$ 164,703	$ 155,299
Series 2006-A2 Class 5A1, 3.4318% 11/25/33 (h)	229,084	208,035
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6188% 9/26/45 (d)(h)	33,183	15,004
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (h)	108,149	44,373
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4588% 10/25/36 (h)	68,000	369
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (h)	188,341	100,908
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4019% 6/15/22 (d)(h)	28,707	21,530
Class C, 0.4219% 6/15/22 (d)(h)	181,170	117,761
Class D, 0.4319% 6/15/22 (d)(h)	69,853	38,419
Class E, 0.4419% 6/15/22 (d)(h)	111,337	57,895
Class F, 0.4719% 6/15/22 (d)(h)	177,078	83,227
Class G, 0.5419% 6/15/22 (d)(h)	41,484	18,668
Class H, 0.5619% 6/15/22 (d)(h)	83,046	33,218
Class J, 0.6019% 6/15/22 (d)(h)	97,221	34,027
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	925,000	951,619
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5188% 7/25/35 (h)	231,915	178,642
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5288% 3/25/37 (h)	277,584	16,962
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (h)	258,000	250,406
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.9236% 10/25/35 (h)	616,363	492,218
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5784% 7/10/35 (d)(h)	258,374	121,358
Class B6, 3.0784% 7/10/35 (d)(h)	429,832	225,146
Series 2004-A:
Class B4, 1.4284% 2/10/36 (d)(h)	77,697	40,612
Class B5, 1.9284% 2/10/36 (d)(h)	51,793	27,606
Series 2004-B:
Class B4, 1.3284% 2/10/36 (d)(h)	66,995	34,254
Class B5, 1.7784% 2/10/36 (d)(h)	48,453	20,762
Class B6, 2.2284% 2/10/36 (d)(h)	17,661	5,475
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-C:
Class B4, 1.1784% 9/10/36 (d)(h)	$ 87,551	$ 40,571
Class B5, 1.5784% 9/10/36 (d)(h)	96,617	43,169
Class B6, 1.9784% 9/10/36 (d)(h)	17,546	6,234
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	140,510	120,412
Series 2004-SL3 Class A1, 7% 8/25/16	12,683	10,825
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6788% 6/25/33 (d)(h)	49,642	41,291
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (h)	4,835	2,448
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6288% 9/25/33 (d)(h)	8,577	7,379
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (h)	280,140	148,519
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3088% 9/25/46 (h)	944	925
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5283% 6/25/34 (h)	193,781	190,489
Series 2005-AR10 Class 2A2, 3.094% 6/25/35 (h)	137,957	131,033
Series 2005-AR12 Class 2A6, 3.2077% 7/25/35 (h)	98,524	88,787
Series 2005-AR2 Class 2A2, 3.7412% 3/25/35 (h)	416,458	371,645
Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (h)	245,076	214,144
TOTAL PRIVATE SPONSOR		11,492,095
U.S. Government Agency - 1.8%
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.4788% 10/25/35 (h)	2,370,423	2,348,025
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	93,072	100,596
Series 2005-67 Class HD, 5.5% 12/25/30	2,122,604	2,220,749
Series 2006-4 Class PB, 6% 9/25/35	1,397,944	1,500,528
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	323,344	348,371
Series 2004-86 Class KC, 4.5% 5/25/19	251,043	262,720
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	607,488	660,187
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	$ 333,877	$ 357,717
Series 2363 Class PF, 6% 9/15/16	441,457	472,554
Series 3033 Class UD, 5.5% 10/15/30	806,000	849,540
Series 3049 Class DB, 5.5% 6/15/31	1,871,000	1,972,546
sequential payer Series 2528 Class HN, 5% 11/15/17	1,011,842	1,084,529
TOTAL U.S. GOVERNMENT AGENCY		12,178,062
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,097,683)		23,670,157
Commercial Mortgage Securities - 5.9%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4967% 2/14/43 (h)	253,000	270,152
Class A2, 7.1267% 2/14/43 (h)	159,000	172,594
Class A3, 7.1767% 2/14/43 (h)	172,000	186,696
Class PS1, 1.5186% 2/14/43 (h)(j)	760,988	27,338
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7204% 5/10/45 (h)	252,000	263,801
Series 2006-4 Class A1, 5.363% 7/10/46 (h)	91,287	92,902
Series 2006-5:
Class A1, 5.185% 9/10/47	129,764	131,633
Class A3, 5.39% 9/10/47	301,000	308,067
Series 2006-6 Class A3, 5.369% 12/10/16	432,000	443,337
Series 2007-2 Class A1, 5.421% 4/10/49	71,328	73,714
Series 2007-4 Class A3, 5.8113% 2/10/51 (h)	215,000	220,019
Series 2006-6 Class E, 5.619% 10/10/45 (d)	125,000	17,923
Series 2007-3:
Class A3, 5.6579% 6/10/49 (h)	361,000	369,597
Class A4, 5.6579% 6/10/49 (h)	450,000	401,348
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	24,642	24,682
Series 2004-2:
Class A3, 4.05% 11/10/38	275,245	277,217
Class A4, 4.153% 11/10/38	274,000	268,849
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2004-4 Class A3, 4.128% 7/10/42	$ 40,326	$ 40,333
Series 2006-1 Class A1, 5.219% 9/10/45 (h)	213,553	216,285
Series 2001-3 Class H, 6.562% 4/11/37 (d)	121,000	121,033
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	54,000	49,582
Class K, 6.15% 5/11/35 (d)	100,000	85,740
Series 2003-2 Class XP, 0.293% 3/11/41 (d)(h)(j)	2,024,064	5,335
Series 2005-6 Class A3, 5.1785% 9/10/47 (h)	389,000	398,113
Series 2007-1 Class B, 5.543% 1/15/49	130,000	36,180
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5419% 3/15/22 (d)(h)	93,000	79,050
Class D, 0.5919% 3/15/22 (d)(h)	94,000	78,020
Class E, 0.6319% 3/15/22 (d)(h)	78,000	63,180
Class F, 0.7019% 3/15/22 (d)(h)	70,189	53,344
Class G, 0.7619% 3/15/22 (d)(h)	45,493	31,845
Series 2006-BIX1:
Class C, 0.4119% 10/15/19 (d)(h)	139,000	115,370
Class D, 0.4419% 10/15/19 (d)(h)	170,000	136,000
Class E, 0.4719% 10/15/19 (d)(h)	157,000	119,320
Class F, 0.5419% 10/15/19 (d)(h)	360,653	245,244
Class G, 0.5619% 10/15/19 (d)(h)	144,054	83,551
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0788% 12/25/33 (d)(h)	10,033	5,318
Series 2004-1:
Class A, 0.5888% 4/25/34 (d)(h)	146,039	112,450
Class B, 2.1288% 4/25/34 (d)(h)	20,041	9,219
Class M1, 0.7888% 4/25/34 (d)(h)	16,238	10,230
Class M2, 1.4288% 4/25/34 (d)(h)	15,034	7,968
Series 2004-2:
Class A, 0.6588% 8/25/34 (d)(h)	139,263	101,339
Class M1, 0.8088% 8/25/34 (d)(h)	22,836	13,017
Series 2004-3:
Class A1, 0.5988% 1/25/35 (d)(h)	254,912	182,262
Class A2, 0.6488% 1/25/35 (d)(h)	44,155	27,817
Class M1, 0.7288% 1/25/35 (d)(h)	53,368	28,819
Class M2, 1.2288% 1/25/35 (d)(h)	24,069	11,072
Series 2005-2A:
Class A1, 0.5388% 8/25/35 (d)(h)	199,830	134,766
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class M1, 0.6588% 8/25/35 (d)(h)	$ 11,775	$ 5,398
Class M2, 0.7088% 8/25/35 (d)(h)	19,421	8,306
Class M3, 0.7288% 8/25/35 (d)(h)	10,745	4,293
Class M4, 0.8388% 8/25/35 (d)(h)	9,863	3,662
Series 2005-3A:
Class A1, 0.5488% 11/25/35 (d)(h)	86,349	60,755
Class A2, 0.6288% 11/25/35 (d)(h)	86,947	52,681
Class M1, 0.6688% 11/25/35 (d)(h)	10,213	4,722
Class M2, 0.7188% 11/25/35 (d)(h)	12,966	5,686
Class M3, 0.7388% 11/25/35 (d)(h)	11,605	4,778
Class M4, 0.8288% 11/25/35 (d)(h)	14,458	5,559
Series 2005-4A:
Class A2, 0.6188% 1/25/36 (d)(h)	200,407	125,254
Class B1, 1.6288% 1/25/36 (d)(h)	17,319	5,369
Class M1, 0.6788% 1/25/36 (d)(h)	64,647	31,677
Class M2, 0.6988% 1/25/36 (d)(h)	19,394	8,921
Class M3, 0.7288% 1/25/36 (d)(h)	28,324	12,179
Class M4, 0.8388% 1/25/36 (d)(h)	15,665	5,953
Class M5, 0.8788% 1/25/36 (d)(h)	15,665	5,404
Class M6, 0.9288% 1/25/36 (d)(h)	16,638	5,324
Series 2006-1:
Class A2, 0.5888% 4/25/36 (d)(h)	30,562	17,952
Class M1, 0.6088% 4/25/36 (d)(h)	10,931	4,658
Class M2, 0.6288% 4/25/36 (d)(h)	11,549	4,574
Class M3, 0.6488% 4/25/36 (d)(h)	9,937	3,702
Class M4, 0.7488% 4/25/36 (d)(h)	5,631	2,008
Class M5, 0.7888% 4/25/36 (d)(h)	5,465	1,847
Class M6, 0.8688% 4/25/36 (d)(h)	10,898	3,479
Series 2006-2A:
Class A1, 0.4588% 7/25/36 (d)(h)	486,880	332,198
Class A2, 0.5088% 7/25/36 (d)(h)	27,971	16,388
Class B1, 1.0988% 7/25/36 (d)(h)	10,473	3,112
Class B3, 2.9288% 7/25/36 (d)(h)	15,823	4,226
Class M1, 0.5388% 7/25/36 (d)(h)	29,347	12,713
Class M2, 0.5588% 7/25/36 (d)(h)	20,706	8,255
Class M3, 0.5788% 7/25/36 (d)(h)	17,175	6,401
Class M4, 0.6488% 7/25/36 (d)(h)	11,598	4,118
Class M5, 0.6988% 7/25/36 (d)(h)	14,254	4,772
Class M6, 0.7688% 7/25/36 (d)(h)	21,268	6,848
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (d)(h)	$ 18,228	$ 3,099
Class B2, 1.5788% 10/25/36 (d)(h)	13,147	1,972
Class B3, 2.8288% 10/25/36 (d)(h)	21,395	3,209
Class M4, 0.6588% 10/25/36 (d)(h)	20,145	5,339
Class M5, 0.7088% 10/25/36 (d)(h)	24,117	5,788
Class M6, 0.7888% 10/25/36 (d)(h)	47,208	9,442
Series 2006-4A:
Class A1, 0.4588% 12/25/36 (d)(h)	105,654	71,137
Class A2, 0.4988% 12/25/36 (d)(h)	444,204	203,756
Class B1, 0.9288% 12/25/36 (d)(h)	16,333	3,907
Class B2, 1.4788% 12/25/36 (d)(h)	16,805	3,559
Class B3, 2.6788% 12/25/36 (d)(h)	27,876	5,149
Class M1, 0.5188% 12/25/36 (d)(h)	34,059	11,172
Class M2, 0.5388% 12/25/36 (d)(h)	22,938	6,982
Class M3, 0.5688% 12/25/36 (d)(h)	22,938	6,581
Class M4, 0.6288% 12/25/36 (d)(h)	27,109	7,327
Class M5, 0.6688% 12/25/36 (d)(h)	25,718	6,486
Class M6, 0.7488% 12/25/36 (d)(h)	22,938	5,345
Series 2007-1:
Class A2, 0.4988% 3/25/37 (d)(h)	117,274	69,192
Class B1, 0.8988% 3/25/37 (d)(h)	37,369	7,100
Class B2, 1.3788% 3/25/37 (d)(h)	27,013	4,322
Class B3, 3.5788% 3/25/37 (d)(h)	73,530	9,559
Class M1, 0.4988% 3/25/37 (d)(h)	32,820	12,964
Class M2, 0.5188% 3/25/37 (d)(h)	24,619	8,617
Class M3, 0.5488% 3/25/37 (d)(h)	22,153	6,867
Class M4, 0.5988% 3/25/37 (d)(h)	17,582	4,923
Class M5, 0.6488% 3/25/37 (d)(h)	27,888	6,972
Class M6, 0.7288% 3/25/37 (d)(h)	38,556	8,482
Series 2007-2A:
Class A1, 0.4988% 7/25/37 (d)(h)	104,382	67,849
Class A2, 0.5488% 7/25/37 (d)(h)	97,588	45,866
Class B1, 1.8288% 7/25/37 (d)(h)	29,870	4,630
Class B2, 2.4788% 7/25/37 (d)(h)	26,388	4,354
Class B3, 3.5788% 7/25/37 (d)(h)	29,366	4,111
Class M1, 0.5988% 7/25/37 (d)(h)	34,269	11,994
Class M2, 0.6388% 7/25/37 (d)(h)	18,514	5,739
Class M3, 0.7188% 7/25/37 (d)(h)	18,676	4,856
Class M4, 0.8788% 7/25/37 (d)(h)	38,067	8,375
Class M5, 0.9788% 7/25/37 (d)(h)	33,539	6,708
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M6, 1.2288% 7/25/37 (d)(h)	$ 41,923	$ 7,127
Series 2007-3:
Class A2, 0.5188% 7/25/37 (d)(h)	108,321	51,853
Class B1, 1.1788% 7/25/37 (d)(h)	26,652	5,709
Class B2, 1.8288% 7/25/37 (d)(h)	66,949	12,158
Class B3, 4.2288% 7/25/37 (d)(h)	35,252	5,369
Class M1, 0.5388% 7/25/37 (d)(h)	24,029	8,605
Class M2, 0.5688% 7/25/37 (d)(h)	25,781	8,544
Class M3, 0.5988% 7/25/37 (d)(h)	39,771	12,325
Class M4, 0.7288% 7/25/37 (d)(h)	62,929	17,299
Class M5, 0.8288% 7/25/37 (d)(h)	32,711	7,608
Class M6, 1.0288% 7/25/37 (d)(h)	24,778	6,388
Series 2007-4A:
Class B1, 2.7788% 9/25/37 (d)(h)	39,054	4,296
Class B2, 3.6788% 9/25/37 (d)(h)	141,516	14,152
Class M1, 1.1788% 9/25/37 (d)(h)	37,973	8,734
Class M2, 1.2788% 9/25/37 (d)(h)	37,973	7,215
Class M4, 1.8288% 9/25/37 (d)(h)	95,754	14,363
Class M5, 1.9788% 9/25/37 (d)(h)	95,754	12,448
Class M6, 2.1788% 9/25/37 (d)(h)	95,838	11,501
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(j)	584,424	18,702
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(h)(j)	1,289,627	129,092
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6719% 3/15/19 (d)(h)	91,801	50,491
Class H, 0.8819% 3/15/19 (d)(h)	61,770	29,650
Class J, 1.0819% 3/15/19 (d)(h)	46,405	19,954
Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (d)(h)	76,569	38,285
Class E, 0.5319% 3/15/22 (d)(h)	394,020	185,190
Class F, 0.5819% 3/15/22 (d)(h)	241,475	103,835
Class G, 0.6319% 3/15/22 (d)(h)	62,931	25,173
Class H, 0.7819% 3/15/22 (d)(h)	76,569	27,565
Class J, 0.9319% 3/15/22 (d)(h)	76,569	21,439
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	105,192	107,644
Series 2004-PWR3 Class A3, 4.487% 2/11/41	235,316	241,703
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	209,788	215,056
Series 2007-PW17 Class A1, 5.282% 6/11/50	119,686	122,310
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-T26 Class A1, 5.145% 1/12/45 (h)	$ 67,305	$ 68,774
Series 2003-PWR2 Class X2, 0.4448% 5/11/39 (d)(h)(j)	1,674,203	13,316
Series 2003-T12 Class X2, 0.4897% 8/13/39 (d)(h)(j)	7,230,539	59,754
Series 2006-PW14 Class X2, 0.653% 12/11/38 (d)(h)(j)	2,926,870	58,777
Series 2006-T22 Class A1, 5.415% 4/12/38 (h)	28,587	28,844
Series 2007-PW15 Class A1, 5.016% 2/11/44	61,342	63,036
Series 2007-PW16:
Class B, 5.7189% 6/11/40 (d)(h)	35,000	14,152
Class C, 5.7189% 6/11/40 (d)(h)	29,000	11,151
Class D, 5.7189% 6/11/40 (d)(h)	29,000	8,220
Series 2007-PW18 Class X2, 0.344% 6/11/50 (d)(h)(j)	20,177,207	283,300
Series 2007-T28:
Class A1, 5.422% 9/11/42	35,529	36,979
Class X2, 0.175% 9/11/42 (d)(h)(j)	10,091,126	87,016
C-BASS Trust floater Series 2006-SC1 Class A, 0.4988% 5/25/36 (d)(h)	114,414	75,636
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	254,000	263,372
Class XCL, 2.0744% 5/15/35 (d)(h)(j)	3,252,881	109,882
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	87,000	86,239
Class F, 7.734% 1/15/32	47,000	46,511
Series 2001-245 Class A2, 6.4842% 2/12/16 (d)(h)	220,000	228,417
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5431% 8/16/21 (d)(h)	77,000	54,344
Class G, 0.5631% 11/15/36 (d)(h)	49,634	31,641
Class H, 0.6031% 11/15/36 (d)(h)	40,527	23,860
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	366,450	128,257
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	49,033	49,786
Class A2A, 5.237% 12/11/49	192,000	200,259
Class A4, 5.322% 12/11/49	320,000	289,538
Series 2007-CD4:
Class A3, 5.293% 12/11/49	210,000	205,760
Class C, 5.476% 12/11/49	407,000	101,750
Commercial Mortgage Securities - continued
	Principal Amount	Value
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (h)	$ 9,916	$ 10,015
Series 2007-C3 Class A3, 5.8203% 5/15/46 (h)	216,000	218,091
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	162,000
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4619% 4/15/17 (d)(h)	484,000	377,520
Class C, 0.5019% 4/15/17 (d)(h)	174,000	125,280
Class D, 0.5419% 4/15/17 (d)(h)	81,291	52,839
Class E, 0.6019% 4/15/17 (d)(h)	34,474	20,684
Class F, 0.6419% 4/15/17 (d)(h)	19,555	10,364
Class G, 0.7819% 4/15/17 (d)(h)	19,555	8,800
Class H, 0.8519% 4/15/17 (d)(h)	19,555	6,258
Class J, 1.0819% 4/15/17 (d)(h)	14,996	3,749
Series 2005-FL11:
Class C, 0.5319% 11/15/17 (d)(h)	223,510	205,630
Class D, 0.5719% 11/15/17 (d)(h)	11,716	10,427
Class E, 0.6219% 11/15/17 (d)(h)	41,007	34,856
Class F, 0.6819% 11/15/17 (d)(h)	28,718	22,400
Class G, 0.7319% 11/15/17 (d)(h)	19,906	13,337
Series 2006-FL12 Class AJ, 0.3619% 12/15/20 (d)(h)	308,000	237,160
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	7,786	7,836
Series 2006-C8:
Class A3, 5.31% 12/10/46	615,000	613,125
Class A4, 5.306% 12/10/46	1,280,000	1,171,663
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	365,000	358,701
Series 2004-LBN2 Class X2, 0.8616% 3/10/39 (d)(h)(j)	511,768	3,957
Series 2006-C8:
Class B, 5.44% 12/10/46	374,000	122,101
Class XP, 0.4838% 12/10/46 (h)(j)	2,728,242	38,806
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (h)	13,755	13,782
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	67,440	68,670
Class AJ, 5.373% 12/15/39	437,000	184,850
Series 2007-C2:
Class A1, 5.269% 1/15/49	221,229	225,196
Class A3, 5.542% 1/15/49 (h)	432,000	360,478
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C3:
Class A1, 5.664% 6/15/39 (h)	$ 31,521	$ 32,166
Class A4, 5.7225% 6/15/39 (h)	130,000	109,448
Series 2006-C5 Class ASP, 0.6708% 12/15/39 (h)(j)	1,732,492	36,024
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	195,000	163,455
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5819% 4/15/22 (d)(h)	771,000	246,720
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	29,242	29,304
Series 2001-CK6 Class B, 6.582% 8/15/36	216,000	227,831
Series 2002-CP5 Class A1, 4.106% 12/15/35	19,757	20,155
Series 2004-C1:
Class A3, 4.321% 1/15/37	64,425	65,401
Class A4, 4.75% 1/15/37	101,000	103,371
Series 1998-C1 Class D, 7.17% 5/17/40	41,889	42,517
Series 1999-C1 Class E, 7.8926% 9/15/41 (h)	100,048	100,048
Series 2001-CK6 Class AX, 0.9546% 9/15/18 (h)(j)	617,899	7,995
Series 2001-CKN5 Class AX, 2.0746% 9/15/34 (d)(h)(j)	1,989,713	44,408
Series 2003-C4 Class ASP, 0.4354% 8/15/36 (d)(h)(j)	1,526,633	4,284
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3819% 2/15/22 (d)(h)	82,000	49,200
Series 2007-TFL1:
Class C:
0.4019% 2/15/22 (d)(h)	212,546	106,273
0.5019% 2/15/22 (d)(h)	75,912	26,569
Class F, 0.5519% 2/15/22 (d)(h)	151,805	48,578
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	18,791	19,121
Series 2007-C1:
Class ASP, 0.4174% 2/15/40 (h)(j)	4,232,060	54,921
Class B, 5.487% 2/15/40 (d)(h)	330,000	34,650
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	120,066	120,055
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	77,000	73,938
Class G, 6.936% 3/15/33 (d)	142,000	130,402
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 1,136,000	$ 980,322
Series 2001-1 Class X1, 1.0456% 5/15/33 (d)(h)(j)	2,213,433	22,255
Series 2004-C1 Class X2, 1.1162% 11/10/38 (d)(h)(j)	1,489,213	13,490
Series 2005-C1 Class B, 4.846% 6/10/48 (h)	62,000	32,981
Series 2007-C1 Class XP, 0.2074% 12/10/49 (h)(j)	4,659,134	31,719
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8636% 10/16/23 (h)	501	501
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6546% 12/10/38 (d)(h)(j)	1,611,267	7,990
Series 2004-C3 Class X2, 0.6292% 12/10/41 (h)(j)	5,187,583	52,013
Series 2005-C1 Class X2, 0.6812% 5/10/43 (h)(j)	988,628	11,590
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4191% 11/5/21 (d)(h)	81,000	43,782
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	138,000	139,297
Series 2007-GG11:
Class A1, 5.358% 12/10/49	235,512	244,626
Class A2, 5.597% 12/10/49	432,000	440,185
Series 2007-GG9 Class A1, 5.233% 3/10/39	17,666	17,784
Series 2003-C1 Class XP, 2.0344% 7/5/35 (d)(h)(j)	973,315	5,287
Series 2003-C2 Class XP, 0.8642% 1/5/36 (d)(h)(j)	1,504,010	10,895
Series 2005-GG3 Class XP, 0.6669% 8/10/42 (d)(h)(j)	4,154,381	59,618
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(j)	5,299,742	58,430
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4684% 6/6/20 (d)(h)	11,000	7,841
Class D, 0.5084% 6/6/20 (d)(h)	52,000	29,006
Class E, 0.5984% 6/6/20 (d)(h)	60,000	33,318
Class F, 0.6684% 6/6/20 (d)(h)	95,176	52,375
Series 2007-EOP:
Class C, 0.5484% 3/6/20 (d)(h)	236,000	200,600
Class D, 0.5984% 3/6/20 (d)(h)	467,000	392,280
Class F, 0.7084% 3/6/20 (d)(h)	19,000	15,818
Class G, 0.7484% 3/6/20 (d)(h)	10,000	8,225
Class H, 0.8784% 3/6/20 (d)(h)	7,000	5,740
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class J, 1.0784% 3/6/20 (d)(h)	$ 11,000	$ 8,828
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	107,000	112,932
Series 2005-GG4 Class XP, 0.6808% 7/10/39 (d)(h)(j)	4,237,946	64,946
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	324,000	333,830
Series 2007-GG10:
Class A1, 5.69% 8/10/45	71,922	74,623
Class A2, 5.778% 8/10/45	103,000	107,072
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9676% 1/15/38 (d)(h)(j)	366,689	3,432
Series 2004-CB8 Class X2, 1.0889% 1/12/39 (d)(h)(j)	515,334	4,103
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4019% 11/15/18 (d)(h)	179,984	111,534
Class C, 0.4419% 11/15/18 (d)(h)	127,814	72,814
Class D, 0.4619% 11/15/18 (d)(h)	39,281	20,414
Class E, 0.5119% 11/15/18 (d)(h)	57,397	28,681
Class F, 0.5619% 11/15/18 (d)(h)	85,763	39,424
Class G, 0.5919% 11/15/18 (d)(h)	74,550	32,779
Class H, 0.7319% 11/15/18 (d)(h)	57,397	22,941
sequential payer:
Series 2006-CB14 Class A3B, 5.4883% 12/12/44 (h)	642,000	653,562
Series 2006-CB15 Class A3, 5.819% 6/12/43 (h)	325,000	332,542
Series 2006-LDP8 Class A4, 5.399% 5/15/45	138,000	137,074
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	103,000	105,133
Series 2007-LDP10 Class A1, 5.122% 1/15/49	18,235	18,660
Series 2007-LDPX Class A3, 5.412% 1/15/49	594,000	542,140
Series 2004-LDP4 Class D, 5.1239% 10/15/42 (h)	194,000	106,807
Series 2005-CB13 Class E, 5.3496% 1/12/43 (d)(h)	109,000	31,435
Series 2006-CB17 Class A3, 5.45% 12/12/43	62,000	65,242
Series 2007-CB19:
Class B, 5.746% 2/12/49 (h)	18,000	6,010
Class C, 5.746% 2/12/49 (h)	48,000	15,063
Class D, 5.746% 2/12/49 (h)	51,000	14,972
Series 2007-LDP10 Class ES, 5.5453% 1/15/49 (d)(h)	112,000	12,788
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	89,000	88,917
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	$ 98,584	$ 101,824
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	40,961	42,542
Series 2001-C3 Class A1, 6.058% 6/15/20	8,323	8,459
Series 2006-C1 Class A2, 5.084% 2/15/31	104,000	105,492
Series 2006-C3 Class A1, 5.478% 3/15/39	12,424	12,588
Series 2006-C6 Class A1, 5.23% 9/15/39	28,938	29,415
Series 2006-C7:
Class A1, 5.279% 11/15/38	175,271	179,427
Class A2, 5.3% 11/15/38	238,000	245,152
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	28,794	29,453
Class A4, 5.424% 2/15/40	28,000	25,917
Series 2007-C2:
Class A1, 5.226% 2/15/40	196,066	199,656
Class A3, 5.43% 2/15/40	104,000	96,924
Series 2000-C5 Class E, 7.29% 12/15/32	15,000	15,013
Series 2001-C3 Class B, 6.512% 6/15/36	418,000	428,024
Series 2001-C7 Class D, 6.514% 11/15/33	238,000	233,544
Series 2003-C3 Class XCP, 1.0385% 3/11/37 (d)(h)(j)	906,316	2,078
Series 2004-C2 Class XCP, 1.0507% 3/15/36 (d)(h)(j)	3,235,272	31,537
Series 2004-C4 Class A2, 4.567% 6/15/29 (h)	57,145	57,565
Series 2005-C3 Class XCP, 0.7257% 7/15/40 (h)(j)	727,884	10,549
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (h)(j)	1,227,679	23,987
Series 2007-C1:
Class C, 5.533% 2/15/40 (h)	475,000	126,850
Class D, 5.563% 2/15/40 (h)	86,000	21,443
Class E, 5.582% 2/15/40 (h)	43,000	9,380
Class XCP, 0.4741% 2/15/40 (h)(j)	493,068	6,765
Series 2007-C7 Class XCP, 0.2983% 9/15/45 (h)(j)	17,380,895	196,467
LB-UBS Westfield Trust:
Series 2001-WM Class B, 6.647% 7/14/16 (d)	250,000	258,473
Series 2001-WM, 6.754% 7/14/16 (d)	262,000	266,036
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	327,000	287,760
Class C, 4.13% 11/20/37 (d)	932,000	773,560
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4619% 9/15/21 (d)(h)	69,510	49,929
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA: - continued
Class E, 0.5219% 9/15/21 (d)(h)	$ 249,861	$ 172,835
Class F, 0.5719% 9/15/21 (d)(h)	97,418	57,745
Class G, 0.5919% 9/15/21 (d)(h)	192,585	85,581
Class H, 0.6319% 9/15/21 (d)(h)	49,497	17,207
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	30,491	30,714
Series 2007-C1 Class A1, 4.533% 6/12/50	80,894	82,227
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (h)	355,000	361,778
Series 2005-LC1 Class F, 5.3781% 1/12/44 (d)(h)	188,000	57,581
Series 2007-C1 Class A4, 5.8284% 6/12/50 (h)	818,000	755,525
Series 2008-C1 Class A4, 5.69% 2/12/51	461,000	423,478
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3531% 12/12/49 (h)	101,000	94,235
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	230,000	236,169
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	186,000	189,205
Series 2007-5:
Class A1, 4.275% 8/12/48	12,738	12,907
Class A3, 5.364% 8/12/48	84,000	82,187
Class A4, 5.378% 8/12/48	9,000	7,454
Class B, 5.479% 2/12/17	648,000	43,744
Series 2007-6 Class A1, 5.175% 3/12/51	15,504	15,834
Series 2007-7 Class A4, 5.747% 6/12/50 (h)	756,000	665,208
Series 2007-8 Class A1, 4.622% 8/12/49	56,958	58,200
Series 2006-4 Class XP, 0.6256% 12/12/49 (h)(j)	4,657,374	95,379
Series 2007-6 Class B, 5.635% 3/12/51 (h)	216,000	56,987
Series 2007-7 Class B, 5.75% 6/12/50	19,000	2,874
Series 2007-8 Class A3, 5.9573% 8/12/49 (h)	186,000	173,317
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.689% 8/15/19 (d)(h)	4,400	3,696
Series 2006-XLF:
Class C, 1.429% 7/15/19 (d)(h)	93,780	12,895
Class F, 0.549% 7/15/19 (d)(h)	208,000	149,760
Class G, 0.589% 7/15/19 (d)(h)	118,000	67,260
Series 2007-XCLA Class A1, 0.4319% 7/17/17 (d)(h)	299,988	119,245
Series 2007-XLCA Class B, 0.7288% 7/17/17 (d)(h)	277,741	5,555
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class C, 0.389% 10/15/20 (d)(h)	$ 124,000	$ 43,400
Class D, 0.419% 10/15/20 (d)(h)	76,067	19,017
Class E, 0.479% 10/15/20 (d)(h)	95,138	14,271
Class F, 0.529% 10/15/20 (d)(h)	57,094	5,709
Class G, 0.4719% 10/15/20 (d)(h)	70,577	5,646
Class H, 0.659% 10/15/20 (d)(h)	44,426	2,221
Class J, 0.809% 10/15/20 (d)(h)	50,712	1,521
Class MHRO, 0.9219% 10/15/20 (d)(h)	70,667	9,010
Class MJPM, 1.2319% 10/15/20 (d)(h)	21,549	2,317
Class MSTR, 0.9319% 10/15/20 (d)(h)	40,125	6,320
Class NHRO, 1.119% 10/15/20 (d)(h)	106,971	12,569
Class NSTR, 1.079% 10/15/20 (d)(h)	36,399	5,005
sequential payer:
Series 2003-IQ5 Class X2, 0.8736% 4/15/38 (d)(h)(j)	664,991	8,409
Series 2004-HQ3 Class A2, 4.05% 1/13/41	58,704	59,001
Series 2005-IQ9 Class A3, 4.54% 7/15/56	321,000	320,332
Series 2006-HQ10 Class A1, 5.131% 11/12/41	57,313	58,504
Series 2006-HQ8 Class A1, 5.124% 3/12/44	1,011	1,011
Series 2006-T23 Class A1, 5.682% 8/12/41	159,909	164,684
Series 2007-HQ11 Class A1, 5.246% 2/12/44	50,806	52,087
Series 2007-IQ13 Class A1, 5.05% 3/15/44	53,573	55,024
Series 2007-IQ14 Class A1, 5.38% 4/15/49	130,514	134,154
Series 2007-T25:
Class A1, 5.391% 11/12/49	36,901	38,073
Class A2, 5.507% 11/12/49	212,000	220,758
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (d)(h)(j)	1,397,844	14,507
Series 2005-IQ9 Class X2, 1.0371% 7/15/56 (d)(h)(j)	2,538,262	47,811
Series 2006-HQ10 Class X2, 0.4997% 11/12/41 (d)(h)(j)	1,274,077	17,430
Series 2006-HQ8 Class A3, 5.4382% 3/12/44 (h)	335,000	344,959
Series 2006-HQ9 Class B, 5.832% 7/12/44 (h)	321,000	130,005
Series 2006-IQ12 Class B, 5.468% 12/15/43	216,000	83,700
Series 2006-T23 Class A3, 5.8074% 8/12/41 (h)	110,000	114,754
Series 2007-HQ11 Class B, 5.538% 2/20/44 (h)	392,000	139,160
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (h)	92,117	95,856
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (h)	324,000	286,153
Series 2007-XLC1:
Class C, 0.829% 7/17/17 (d)(h)	373,714	19,620
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-XLC1:
Class D, 0.929% 7/17/17 (d)(h)	$ 175,951	$ 9,237
Class E, 1.029% 7/17/17 (d)(h)	142,506	7,482
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	3,683	3,792
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	319,914	323,737
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	28,309	29,716
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	184,000	190,053
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4319% 1/15/18 (d)(h)	145,481	145,153
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (d)(h)	201,847	95,466
Class F, 0.5731% 8/11/18 (d)(h)	214,060	91,841
Class G, 0.5931% 8/11/18 (d)(h)	202,788	83,454
Class J, 0.8331% 8/11/18 (d)(h)	45,086	11,370
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (d)(h)	16,443	6,577
Class AP2, 1.0319% 6/15/20 (d)(h)	26,799	8,040
Class F, 0.7119% 6/15/20 (d)(h)	526,588	94,786
Class LXR1, 0.9319% 6/15/20 (d)(h)	26,316	10,526
Class LXR2, 1.0319% 6/15/20 (d)(h)	358,510	107,553
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	65,869	66,513
Series 2006-C27 Class A2, 5.624% 7/15/45	193,000	199,366
Series 2006-C29:
Class A1, 5.11% 11/15/48	113,558	115,831
Class A3, 5.313% 11/15/48	574,000	584,849
Series 2007-C30:
Class A1, 5.031% 12/15/43	25,485	25,950
Class A3, 5.246% 12/15/43	185,000	182,665
Class A4, 5.305% 12/15/43	64,000	60,217
Class A5, 5.342% 12/15/43	231,000	192,052
Series 2007-C31:
Class A1, 5.14% 4/15/47	26,859	27,350
Class A4, 5.509% 4/15/47	488,000	415,711
Series 2007-C32:
Class A2, 5.7353% 6/15/49 (h)	259,000	267,928
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32:
Class A3, 5.7403% 6/15/49 (h)	$ 367,000	$ 327,102
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(h)	103,000	76,056
Series 2003-C8 Class XP, 0.3153% 11/15/35 (d)(h)(j)	699,523	2,007
Series 2003-C9 Class XP, 0.4734% 12/15/35 (d)(h)(j)	782,245	3,009
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(h)	166,000	141,100
Class 180B, 5.5782% 10/15/41 (d)(h)	76,000	60,800
Series 2005-C19 Class B, 4.892% 5/15/44	216,000	126,758
Series 2005-C22:
Class B, 5.3602% 12/15/44 (h)	479,000	225,513
Class F, 5.3602% 12/15/44 (d)(h)	360,000	81,541
Series 2006-C29 Class E, 5.516% 11/15/48 (h)	216,000	45,790
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	648,000	142,020
Class XP, 0.434% 12/15/43 (d)(h)(j)	2,568,275	37,303
Series 2007-C31 Class C, 5.6929% 4/15/47 (h)	59,000	11,186
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9013% 2/15/51 (h)	143,000	119,615
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $34,312,508)		39,763,606
Municipal Securities - 0.4%

California Gen. Oblig. 5.25% 4/1/14	1,500,000	1,545,000
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	920,000	929,421
TOTAL MUNICIPAL SECURITIES (Cost $2,426,667)		2,474,421
Foreign Government and Government Agency Obligations - 1.0%

Canadian Government 2.375% 9/10/14	870,000	875,392
Chilean Republic 7.125% 1/11/12	460,000	504,234
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
Ontario Province:
1.875% 11/19/12	$ 2,000,000	$ 2,010,646
2.95% 2/5/15	3,320,000	3,344,229
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,667,824)		6,734,501
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $33,640)	37,000	39,294
Bank Notes - 0.1%

National City Bank, Cleveland 0.3556% 3/1/13 (h) (Cost $570,118)	750,000	727,500
Fixed-Income Funds - 5.2%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (i)	271,827	28,748,422
Fidelity Specialized High Income Central Fund (i)	65,369	6,213,988
TOTAL FIXED-INCOME FUNDS (Cost $33,737,103)		34,962,410
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (h)	$ 159,000	126,041
MUFG Capital Finance 1 Ltd. 6.346% (h)	624,000	613,398
TOTAL PREFERRED SECURITIES (Cost $471,836)		739,439
Cash Equivalents - 5.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.12%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) # (Cost $34,146,000)	$ 34,146,338	$ 34,146,000
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $633,682,998)		664,177,558
NET OTHER ASSETS - 1.4%		9,667,373
NET ASSETS - 100%		$ 673,844,931
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (g)	August 2034	$ 87,476	(65,510)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (g)	Oct. 2034	105,288	(66,526)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (g)	Dec. 2034	248,360	(242,131)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (g)	April 2032	36,015	(21,189)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)

	Feb. 2034	$ 806	$ (743)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (g)	Oct. 2034	102,964	(70,057)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	117,619	(111,095)
TOTAL CREDIT DEFAULT SWAPS		$ 698,528	$ (577,251)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.475% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Jan. 2013	25,000,000	1,412,503
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	19,783,000	911,598
Receive semi-annually a fixed rate equal to 4.94% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $1,411,812)	March 2012	25,000,000	2,507,838
Receive semi-annually a fixed rate equal to 5.02% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $1,130,978)	Nov. 2011	20,000,000	1,690,580
TOTAL INTEREST RATE SWAPS		$ 89,783,000	$ 6,522,519
		$ 90,481,528	$ 5,945,268
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,663,089 or 13.2% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $5,956,480 or 0.9% of net assets.

(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,102,177.

(g) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,146,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 22,852,524
HSBC Securities (USA), Inc.	3,289,362
ING Financial Markets LLC	328,936
J.P. Morgan Securities, Inc.	2,192,908
Mizuho Securities USA, Inc.	4,934,043
RBC Capital Markets Corp.	548,227
$ 34,146,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 1,430,828
Fidelity Specialized High Income Central Fund	266,100
Total	$ 1,696,928
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 65,487,459	$ -	$ 39,172,336	$ 28,748,422	4.3%
Fidelity Corporate Bond 1-5 Year Central Fund	7,137,742	-	7,232,757 *	-	0.0%
Fidelity Specialized High Income Central Fund	9,120,399	266,088	3,697,849	6,213,988	0.9%
Total	$ 81,745,600	$ 231,103	$ 50,102,942	$ 34,962,410
* Includes the value of shares redeemed through in-kind transactions. See Note 8 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 223,686,118	$ -	$ 223,686,118	$ -
U.S. Government and Government Agency Obligations	209,628,966	-	209,628,966	-
U.S. Government Agency - Mortgage Securities	44,575,780	-	44,575,780	-
Asset-Backed Securities	43,029,366	-	40,908,625	2,120,741
Collateralized Mortgage Obligations	23,670,157	-	22,917,010	753,147
Commercial Mortgage Securities	39,763,606	-	35,107,446	4,656,160
Municipal Securities	2,474,421	-	2,474,421	-
Foreign Government and Government Agency Obligations	6,734,501	-	6,734,501	-
Supranational Obligations	39,294	-	39,294	-
Bank Notes	727,500	-	727,500	-
Fixed-Income Funds	34,962,410	34,962,410	-	-
Preferred Securities	739,439	-	739,439	-
Cash Equivalents	34,146,000	-	34,146,000	-
Total Investments in Securities:	$ 664,177,558	$ 34,962,410	$ 621,685,100	$ 7,530,048
Derivative Instruments:
Assets
Swap Agreements	$ 6,522,519	$ -	$ 6,522,519	$ -
Liabilities
Swap Agreements	$ (577,251)	$ -	$ (132,036)	$ (445,216)
Total Derivative Instruments:	$ 5,945,267	$ -	$ 6,390,483	$ (445,216)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 2,950,274
Total Realized Gain (Loss)	35,146
Total Unrealized Gain (Loss)	13,372
Cost of Purchases	21,219
Proceeds of Sales	(765,231)
Amortization/Accretion	31,452
Transfers in/out of Level 3	(165,491)
Ending Balance	$ 2,120,741
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ (5,684)
Collateralized Mortgage Obligations
Beginning Balance	$ 891,768
Total Realized Gain (Loss)	23,088
Total Unrealized Gain (Loss)	907,967
Cost of Purchases	-
Proceeds of Sales	(43,904)
Amortization/Accretion	15,558
Transfers in/out of Level 3	(1,041,330)
Ending Balance	$ 753,147
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 401,489
Commercial Mortgage Securities
Beginning Balance	$ 6,239,661
Total Realized Gain (Loss)	216,654
Total Unrealized Gain (Loss)	1,197,279
Cost of Purchases	-
Proceeds of Sales	(519,689)
Amortization/Accretion	164,832
Transfers in/out of Level 3	(2,642,577)
Ending Balance	$ 4,656,160
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 250,009
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (454,480)
Total Unrealized Gain (Loss)	9,264
Transfers in/out of Level 3	-
Ending Balance	$ (445,216)
Realized gain (loss) on Swap Agreements for the period	$ 7,762
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2010	$ 8,082

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 8 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (577,251)
Interest Rate Risk
Swap Agreements (a)	6,522,519	-
Total Value of Derivatives	$ 6,522,519	$ (577,251)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.9%
Canada	2.2%
United Kingdom	2.2%
Australia	1.9%
Netherlands	1.0%
Others (individually less than 1%)	4.8%
100.0%
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $30,191,167 of which $8,055,126, $8,543,007 and $13,593,034 will expire on August 31, 2014, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $35,959,819 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $34,146,000) - See accompanying schedule: Unaffiliated issuers (cost $599,945,895)	$ 629,215,148
Fidelity Central Funds (cost $33,737,103)	34,962,410
Total Investments (cost $633,682,998)		$ 664,177,558
Cash		2,823
Receivable for investments sold		12,339,675
Receivable for swap agreements		1,428
Receivable for fund shares sold		727,987
Interest receivable		4,832,775
Distributions receivable from Fidelity Central Funds		170,113
Unrealized appreciation on swap agreements		6,522,519
Prepaid expenses		1,487
Other receivables		404,301
Total assets		689,180,666

Liabilities
Payable for investments purchased	$ 12,199,261
Payable for fund shares redeemed	1,502,961
Distributions payable	139,601
Unrealized depreciation on swap agreements	577,251
Accrued management fee	175,937
Distribution fees payable	168,943
Other affiliated payables	119,178
Other payables and accrued expenses	452,603
Total liabilities		15,335,735

Net Assets		$ 673,844,931
Net Assets consist of:
Paid in capital		$ 722,549,213
Undistributed net investment income		4,213,519
Accumulated undistributed net realized gain (loss) on investments		(87,943,872)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,026,071
Net Assets		$ 673,844,931

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($198,022,377 ÷ 18,283,117 shares)	$ 10.83

Maximum offering price per share (100/97.25 of $10.83)	$ 11.14
Class T: Net Asset Value and redemption price per share ($304,660,011 ÷ 28,114,266 shares)	$ 10.84

Maximum offering price per share (100/97.25 of $10.84)	$ 11.15
Class B: Net Asset Value and offering price per share ($11,273,600 ÷ 1,041,989 shares)A	$ 10.82

Class C: Net Asset Value and offering price per share ($68,400,566 ÷ 6,328,078 shares)A	$ 10.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($91,488,377 ÷ 8,426,681 shares)	$ 10.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2010 (Unaudited)

Investment Income
Dividends		$ 24,391
Interest		14,393,415
Income from Fidelity Central Funds		1,696,928
Total income		16,114,734

Expenses
Management fee	$ 1,047,104
Transfer agent fees	604,452
Distribution fees	1,013,410
Accounting fees and expenses	128,498
Custodian fees and expenses	21,812
Independent trustees' compensation	1,265
Registration fees	55,943
Audit	58,290
Legal	2,061
Miscellaneous	5,787
Total expenses before reductions	2,938,622
Expense reductions	(90)	2,938,532
Net investment income		13,176,202
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,614,458
Fidelity Central Funds	1,790,447
Swap agreements	1,917,032
Total net realized gain (loss)		14,321,937
Change in net unrealized appreciation (depreciation) on: Investment securities	8,848,588
Swap agreements	(218,976)
Total change in net unrealized appreciation (depreciation)		8,629,612
Net gain (loss)		22,951,549
Net increase (decrease) in net assets resulting from operations		$ 36,127,751

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,176,202	$ 33,275,843
Net realized gain (loss)	14,321,937	(101,289,434)
Change in net unrealized appreciation (depreciation)	8,629,612	85,747,254
Net increase (decrease) in net assets resulting from operations	36,127,751	17,733,663
Distributions to shareholders from net investment income	(12,141,673)	(32,064,004)
Distributions to shareholders from net realized gain	(2,298,408)	-
Total distributions	(14,440,081)	(32,064,004)
Share transactions - net increase (decrease)	12,448,142	(337,250,597)
Total increase (decrease) in net assets	34,135,812	(351,580,938)

Net Assets
Beginning of period	639,709,119	991,290,057
End of period (including undistributed net investment income of $4,213,519 and undistributed net investment income of $3,178,990, respectively)	$ 673,844,931	$ 639,709,119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 K	2005 J	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.31	$ 10.64	$ 10.78	$ 10.87	$ 11.34	$ 11.32
Income from Investment Operations
Net investment income E	.215	.435	.457	.487	.385	.397	.385
Net realized and unrealized gain (loss)	.370	.149 H	(.319)	(.167)	(.043)	(.338)	.120
Total from investment operations	.585	.584	.138	.320	.342	.059	.505
Distributions from net investment income	(.198)	(.414)	(.468)	(.460)	(.382)	(.379)	(.385)
Distributions from net realized gain	(.037)	-	-	-	(.050)	(.150)	(.100)
Total distributions	(.235)	(.414)	(.468)	(.460)	(.432)	(.529)	(.485)
Net asset value, end of period	$ 10.83	$ 10.48	$ 10.31	$ 10.64	$ 10.78	$ 10.87	$ 11.34
Total Return B, C, D	5.62%	6.05%	1.28%	2.99%	3.23%	.54%	4.58%
Ratios to Average Net Assets F, I
Expenses before reductions	.86% A	.87%	.85%	.79%	.75% A	.81%	.84%
Expenses net of fee waivers, if any	.86% A	.87%	.85%	.79%	.75% A	.81%	.84%
Expenses net of all reductions	.86% A	.87%	.85%	.78%	.74% A	.80%	.84%
Net investment income	4.04% A	4.45%	4.32%	4.52%	4.30% A	3.60%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 198,022	$ 195,407	$ 216,683	$ 255,591	$ 229,490	$ 219,441	$ 186,748
Portfolio turnover rate G	121% A, L	73% L	81%	89% M	43% A	73%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 K	2005 J	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.32	$ 10.64	$ 10.79	$ 10.88	$ 11.35	$ 11.32
Income from Investment Operations
Net investment income E	.217	.440	.462	.484	.377	.386	.374
Net realized and unrealized gain (loss)	.380	.139 H	(.310)	(.178)	(.043)	(.338)	.130
Total from investment operations	.597	.579	.152	.306	.334	.048	.504
Distributions from net investment income	(.200)	(.419)	(.472)	(.456)	(.374)	(.368)	(.374)
Distributions from net realized gain	(.037)	-	-	-	(.050)	(.150)	(.100)
Total distributions	(.237)	(.419)	(.472)	(.456)	(.424)	(.518)	(.474)
Net asset value, end of period	$ 10.84	$ 10.48	$ 10.32	$ 10.64	$ 10.79	$ 10.88	$ 11.35
Total Return B, C, D	5.74%	6.00%	1.41%	2.85%	3.15%	.43%	4.56%
Ratios to Average Net Assets F, I
Expenses before reductions	.82% A	.82%	.82%	.82%	.84% A	.91%	.95%
Expenses net of fee waivers, if any	.82% A	.82%	.82%	.82%	.84% A	.91%	.95%
Expenses net of all reductions	.82% A	.82%	.82%	.82%	.83% A	.91%	.95%
Net investment income	4.08% A	4.50%	4.35%	4.48%	4.21% A	3.49%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 304,660	$ 290,428	$ 344,229	$ 503,737	$ 563,677	$ 622,245	$ 680,947
Portfolio turnover rate G	121% A, L	73% L	81%	89% M	43% A	73%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 K	2005 J	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.30	$ 10.63	$ 10.77	$ 10.86	$ 11.33	$ 11.31
Income from Investment Operations
Net investment income E	.177	.369	.385	.409	.316	.310	.295
Net realized and unrealized gain (loss)	.370	.150 H	(.318)	(.169)	(.043)	(.338)	.120
Total from investment operations	.547	.519	.067	.240	.273	(.028)	.415
Distributions from net investment income	(.160)	(.349)	(.397)	(.380)	(.313)	(.292)	(.295)
Distributions from net realized gain	(.037)	-	-	-	(.050)	(.150)	(.100)
Total distributions	(.197)	(.349)	(.397)	(.380)	(.363)	(.442)	(.395)
Net asset value, end of period	$ 10.82	$ 10.47	$ 10.30	$ 10.63	$ 10.77	$ 10.86	$ 11.33
Total Return B, C, D	5.26%	5.35%	.60%	2.24%	2.57%	(.25)%	3.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.57% A	1.54%	1.53%	1.52%	1.52% A	1.61%	1.66%
Expenses net of fee waivers, if any	1.57% A	1.54%	1.53%	1.52%	1.52% A	1.60%	1.65%
Expenses net of all reductions	1.57% A	1.54%	1.53%	1.52%	1.52% A	1.60%	1.65%
Net investment income	3.34% A	3.78%	3.64%	3.78%	3.52% A	2.80%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,274	$ 11,753	$ 15,141	$ 22,609	$ 46,344	$ 73,017	$ 118,751
Portfolio turnover rate G	121% A, L	73% L	81%	89% M	43% A	73%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 K	2005 J	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.29	$ 10.62	$ 10.76	$ 10.85	$ 11.32	$ 11.30
Income from Investment Operations
Net investment income E	.176	.364	.378	.400	.308	.301	.289
Net realized and unrealized gain (loss)	.371	.150 H	(.317)	(.167)	(.042)	(.337)	.120
Total from investment operations	.547	.514	.061	.233	.266	(.036)	.409
Distributions from net investment income	(.160)	(.344)	(.391)	(.373)	(.306)	(.284)	(.289)
Distributions from net realized gain	(.037)	-	-	-	(.050)	(.150)	(.100)
Total distributions	(.197)	(.344)	(.391)	(.373)	(.356)	(.434)	(.389)
Net asset value, end of period	$ 10.81	$ 10.46	$ 10.29	$ 10.62	$ 10.76	$ 10.85	$ 11.32
Total Return B, C, D	5.26%	5.31%	.54%	2.18%	2.51%	(.33)%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.58% A	1.59%	1.59%	1.59%	1.60% A	1.67%	1.70%
Expenses net of fee waivers, if any	1.58% A	1.59%	1.59%	1.59%	1.60% A	1.67%	1.70%
Expenses net of all reductions	1.58% A	1.59%	1.59%	1.58%	1.60% A	1.67%	1.70%
Net investment income	3.32% A	3.73%	3.58%	3.72%	3.45% A	2.73%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,401	$ 63,750	$ 52,529	$ 58,693	$ 63,946	$ 74,522	$ 91,149
Portfolio turnover rate G	121% A, L	73% L	81%	89% M	43% A	73%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31. K For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 J	2005 I	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.34	$ 10.66	$ 10.80	$ 10.89	$ 11.36	$ 11.34
Income from Investment Operations
Net investment income D	.231	.468	.494	.513	.401	.417	.400
Net realized and unrealized gain (loss)	.379	.139 G	(.311)	(.169)	(.043)	(.339)	.122
Total from investment operations	.610	.607	.183	.344	.358	.078	.522
Distributions from net investment income	(.213)	(.447)	(.503)	(.484)	(.398)	(.398)	(.402)
Distributions from net realized gain	(.037)	-	-	-	(.050)	(.150)	(.100)
Total distributions	(.250)	(.447)	(.503)	(.484)	(.448)	(.548)	(.502)
Net asset value, end of period	$ 10.86	$ 10.50	$ 10.34	$ 10.66	$ 10.80	$ 10.89	$ 11.36
Total Return B, C	5.86%	6.30%	1.71%	3.22%	3.37%	.71%	4.72%
Ratios to Average Net Assets E, H
Expenses before reductions	.57% A	.54%	.53%	.55%	.57% A	.63%	.70%
Expenses net of fee waivers, if any	.57% A	.54%	.53%	.55%	.57% A	.63%	.70%
Expenses net of all reductions	.57% A	.54%	.53%	.55%	.57% A	.63%	.70%
Net investment income	4.33% A	4.78%	4.64%	4.75%	4.48% A	3.77%	3.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,488	$ 78,372	$ 362,708	$ 715,292	$ 582,070	$ 465,201	$ 269,727
Portfolio turnover rate F	121% A, K	73% K	81%	89% L	43% A	73%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds. L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

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3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds,bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Dealers who make markets in below investment grade securities, such as asset backed securities, collateralized mortgage obligations and commercial mortgage securities also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

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3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds,including the Fixed-Income Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, redemptions in kind, partnerships(including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,464,853
Gross unrealized depreciation	(10,746,932)
Net unrealized appreciation (depreciation)	$ 2,717,921

Tax cost	$ 661,459,637

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

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Notes to Financial Statements (Unaudited) - continued

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference

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5. Investments in Derivative Instruments - continued

Swap Agreements - continued

between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $698,528 representing 0.1% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(577,251). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $1,102,177. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $698,528, less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

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Notes to Financial Statements (Unaudited) - continued

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ 8,615	$ 26,138
Interest Rate Risk
Swap Agreements	1,908,417	(245,114)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 1,917,032	$ (218,976)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $1,917,032 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(218,976) for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations executed in-kind from Affiliated Central Funds aggregated $92,601,653 and $141,662,740, respectively

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

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Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 250,703	$ 5,903
Class T	-%	.25%	372,363	2,920
Class B	.65%	.25%	51,775	37,541
Class C	.75%	.25%	338,569	65,357
			$ 1,013,410	$ 111,721

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,612
Class T	4,622
Class B*	6,076
Class C*	5,733
$ 27,043

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

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Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 207,428.21
Class T	251,513.17
Class B	14,845.26
Class C	58,519.17
Institutional Class	72,147.17
	$ 604,452

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

8. Other Affiliated Transactions.

On September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $7,232,756 in return for 69,780 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

9. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,315 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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10. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $3,744.

11. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $90.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009
From net investment income
Class A	$ 3,714,888	$ 7,988,302
Class T	5,551,166	12,341,748
Class B	172,773	444,251
Class C	1,015,749	1,885,504
Institutional Class	1,687,097	9,404,199
Total	$ 12,141,673	$ 32,064,004
From net realized gain
Class A	$ 701,159	$ -
Class T	1,023,762	-
Class B	39,727	-
Class C	238,561	-
Institutional Class	295,199	-
Total	$ 2,298,408	$ -

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Notes to Financial Statements (Unaudited) - continued

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Class A
Shares sold	2,702,905	6,349,113	$ 28,960,914	$ 61,815,544
Reinvestment of distributions	361,126	711,254	3,874,947	6,930,188
Shares redeemed	(3,431,250)	(9,419,490)	(36,763,552)	(91,645,382)
Net increase (decrease)	(367,219)	(2,359,123)	$ (3,927,691)	$ (22,899,650)
Class T
Shares sold	4,605,198	8,452,563	$ 49,383,019	$ 82,733,397
Reinvestment of distributions	585,833	1,209,451	6,289,247	11,780,968
Shares redeemed	(4,781,804)	(15,316,631)	(51,265,536)	(149,371,168)
Net increase (decrease)	409,227	(5,654,617)	$ 4,406,730	$ (54,856,803)
Class B
Shares sold	180,679	618,570	$ 1,935,704	$ 5,994,206
Reinvestment of distributions	18,030	40,525	193,167	393,645
Shares redeemed	(279,596)	(1,005,785)	(2,991,096)	(9,769,910)
Net increase (decrease)	(80,887)	(346,690)	$ (862,225)	$ (3,382,059)
Class C
Shares sold	1,232,041	3,008,162	$ 13,151,381	$ 29,236,868
Reinvestment of distributions	95,563	158,044	1,022,900	1,539,158
Shares redeemed	(1,096,000)	(2,172,439)	(11,703,089)	(21,142,153)
Net increase (decrease)	231,604	993,767	$ 2,471,192	$ 9,633,873
Institutional Class
Shares sold	1,506,874	4,013,100	$ 16,205,795	$ 39,201,186
Reinvestment of distributions	157,886	847,880	1,698,434	8,158,289
Shares redeemed	(700,648)	(32,488,139)	(7,544,093)	(313,105,433)
Net increase (decrease)	964,112	(27,627,159)	$ 10,360,136	$ (265,745,958)

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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15. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Intermediate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Intermediate Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Intermediate Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expenses of each of Class A, Class T, Class B, and Institutional Class ranked below its competitive median for 2008 and the total expenses of Class C ranked equal to its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

LTBI-USAN-0410
1.784889.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mortgage Securities
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.
We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Class A	.84%
Actual		$ 1,000.00	$ 1,043.60	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21
Class T	.82%
Actual		$ 1,000.00	$ 1,043.60	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Class B	1.51%
Actual		$ 1,000.00	$ 1,040.10	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.55%
Actual		$ 1,000.00	$ 1,040.00	$ 7.84
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,045.50	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,045.30	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2010
	% of fund's investments	% of fund's investments 6 months ago
Less than 0.01%	0.5	0.6
0.01 - 0.99%	6.4	4.4
1 - 1.99%	1.7	0.3
2 - 2.99%	1.0	0.4
3 - 3.99%	1.3	0.5
4 - 4.99%	24.0	18.0
5 - 5.99%	37.5	40.4
6 - 6.99%	19.0	26.0
7% and over	3.9	4.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2010
6 months ago
Years	4.0	4.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	2.8	2.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010*		As of August 31, 2009**
	Mortgage Securities 105.1%		Mortgage Securities 99.2%
	CMOs and Other Mortgage Related Securities 17.2%		CMOs and Other Mortgage Related Securities 15.8%
	Asset-Backed Securities 11.6%		Asset-Backed Securities 4.3%
	Short-Term Investments and Net Other Assets † (33.9)%		Short-Term Investments and Net Other Assets† (19.3)%
* Foreign investments	0.9%	** Foreign investments	0.6%
* Futures and Swaps	(1.5)%	** Futures and Swaps	1.4%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 105.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 67.4%
2.799% 10/1/33 (e)	$ 104	$ 108
2.914% 11/1/36 (e)	2,211	2,298
3.047% 7/1/35 (e)	765	792
3.173% 3/1/35 (e)	71	73
3.265% 9/1/34 (e)	873	901
3.36% 1/1/40 (e)	2,987	3,058
3.419% 1/1/35 (e)	486	501
3.451% 8/1/35 (e)	602	623
3.518% 4/1/35 (e)	322	335
3.704% 11/1/36 (e)	111	115
3.739% 3/1/34 (e)	1,380	1,421
3.9% 9/1/36 (e)	766	795
4% 9/1/24	817	835
4% 3/1/25 (b)	33,500	34,185
4% 3/1/25 (b)	10,000	10,205
4% 3/1/25 (b)	3,000	3,061
4.06% 7/1/35 (e)	141	146
4.288% 6/1/36 (e)	116	120
4.372% 10/1/37 (e)	53	55
4.43% 3/1/35 (e)	193	200
4.5% 5/1/23 to 2/1/40 (b)	113,276	114,806
4.5% 3/1/25 (b)	5,000	5,205
4.5% 3/1/25 (b)	10,000	10,410
4.5% 1/1/40 (b)	219	222
4.5% 3/1/40 (b)(c)	28,000	28,306
4.53% 9/1/35 (e)	792	823
4.717% 11/1/35 (e)	800	834
4.784% 2/1/37 (e)	1,439	1,501
4.989% 7/1/35 (e)	33	35
5% 9/1/16 to 1/1/40	73,611	76,915
5% 3/1/25 (b)	2,600	2,741
5% 3/1/25 (b)	5,500	5,798
5% 3/1/40 (b)(c)	9,000	9,328
5% 3/1/40 (b)	23,500	24,355
5% 3/1/40 (b)	6,000	6,218
5% 3/1/40 (b)	19,000	19,691
5.155% 7/1/35 (e)	339	348
5.344% 6/1/36 (e)	1,547	1,631
5.353% 7/1/35 (e)	643	678
5.5% 6/1/11 to 2/1/40	99,557	105,483
5.5% 1/1/40 (b)(c)	15,500	16,527
5.5% 1/1/40 (b)(c)	6,000	6,398
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 3/1/40 (b)(c)	$ 5,000	$ 5,264
5.5% 3/1/40 (b)(c)	8,500	8,950
5.573% 10/1/36 (e)	285	300
5.845% 3/1/36 (e)	1,252	1,315
5.859% 3/1/36 (e)	1,569	1,654
5.869% 5/1/36 (e)	418	439
5.937% 9/1/36 (e)	405	427
5.951% 4/1/36 (e)	397	417
5.997% 4/1/36 (e)	3,862	4,050
6% 3/1/11 to 11/1/37	56,430	61,087
6% 3/1/40 (b)(c)	1,250	1,326
6% 3/1/40 (b)(c)	10,000	10,608
6% 4/1/40 (b)(c)	1,250	1,328
6% 5/1/40 (b)(c)	1,250	1,326
6.028% 9/1/36 (e)	482	508
6.041% 9/1/36 (e)	346	365
6.255% 8/1/46 (e)	219	231
6.294% 9/1/37 (e)	199	208
6.365% 5/1/36 (e)	1,178	1,237
6.451% 4/1/37 (e)	715	754
6.499% 12/1/36 (e)	201	212
6.5% 5/1/12 to 5/1/38	23,408	25,306
6.5% 3/1/40 (b)(c)	1,800	1,921
6.5% 4/1/40 (b)(c)	1,800	1,929
6.5% 5/1/40 (b)	800	857
6.555% 12/1/36 (e)	285	300
6.736% 5/1/37 (e)	31	32
6.861% 9/1/37 (e)	321	337
7% 12/1/15 to 5/1/30	3,697	4,009
7.091% 9/1/37 (e)	494	520
7.5% 8/1/22 to 9/1/32	2,127	2,346
8% 12/1/29 to 3/1/37	157	174
8.5% 1/1/16 to 7/1/31	207	234
9% 2/1/13 to 10/1/30	468	540
9.5% 7/1/16 to 8/1/22	64	73
12.25% 5/1/15	4	4
12.5% 8/1/15 to 3/1/16	15	18
12.75% 2/1/15	3	4
13.5% 9/1/14	3	3
		638,693
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 22.1%
2.42% 3/1/37 (e)	$ 1,458	$ 1,486
2.769% 3/1/35 (e)	384	391
2.813% 12/1/33 (e)	876	907
2.879% 11/1/35 (e)	817	850
2.977% 5/1/34 (e)	24	25
3.319% 10/1/33 (e)	1,088	1,134
3.391% 1/1/36 (e)	1,903	1,980
3.425% 3/1/35 (e)	152	156
3.845% 1/1/37 (e)	1,514	1,583
3.92% 4/1/37 (e)	259	269
4.021% 6/1/35 (e)	240	249
4.032% 6/1/33 (e)	1,539	1,608
4.237% 5/1/35 (e)	385	398
4.266% 4/1/34 (e)	51	53
4.786% 2/1/36 (e)	182	190
5% 7/1/33 to 9/1/39	43,136	44,989
5.138% 4/1/35 (e)	78	82
5.5% 10/1/17 to 1/1/38	32,405	34,556
5.5% 3/1/40 (b)(c)	19,000	20,085
5.5% 3/1/40 (b)	14,000	14,800
5.681% 10/1/35 (e)	185	194
5.705% 5/1/37 (e)	521	531
5.829% 6/1/37 (e)	1,224	1,266
6% 4/1/14 to 7/1/37	17,861	19,372
6% 3/1/40 (b)(c)	2,250	2,409
6% 3/1/40 (b)(c)	1,000	1,070
6% 3/1/40 (b)(c)	1,000	1,070
6% 3/1/40 (b)(c)	10,000	10,705
6.077% 4/1/37 (e)	442	466
6.097% 10/1/36 (e)	103	109
6.144% 3/1/36 (e)	2,164	2,282
6.182% 6/1/37 (e)	2,715	2,863
6.255% 7/1/36 (e)	477	503
6.41% 12/1/36 (e)	1,243	1,311
6.5% 4/1/11 to 3/1/37	19,418	21,196
6.5% 3/1/40 (b)	1,800	1,942
6.522% 6/1/37 (e)	126	132
6.532% 8/1/37 (e)	877	925
6.605% 6/1/36 (e)	261	275
6.62% 6/1/37 (e)	185	195
7% 6/1/21 to 9/1/36	5,317	5,715
7.168% 2/1/37 (e)	177	186
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
7.5% 11/1/10 to 7/1/34	$ 7,119	$ 7,841
7.518% 4/1/37 (e)	58	62
8% 11/1/16 to 1/1/37	215	239
8.5% 6/1/16 to 9/1/20	21	24
9% 9/1/16 to 5/1/21	150	168
10% 3/1/11 to 5/1/19	27	31
10.5% 2/1/16	1	2
12.5% 10/1/12 to 12/1/14	15	17
13% 12/1/13 to 6/1/15	43	48
		208,940
Government National Mortgage Association - 15.6%
4% 3/1/40 (b)	4,000	3,948
4% 3/1/40 (b)	6,000	5,922
4% 3/1/40 (b)	5,500	5,428
4.5% 5/15/39 to 8/15/39	16,040	16,325
4.5% 3/1/40 (b)	15,000	15,218
4.5% 3/1/40 (b)	9,000	9,131
4.5% 3/1/40 (b)(c)	10,000	10,156
4.5% 3/1/40 (b)(c)	7,300	7,414
4.5% 3/1/40 (b)	4,100	4,164
5% 9/20/33 to 5/15/36	4,192	4,400
5% 3/1/40 (b)	6,700	6,972
5% 3/1/40 (b)	3,000	3,122
5.5% 10/15/33 to 12/15/38	12,563	13,470
5.5% 3/1/40 (b)(c)	10,000	10,577
5.5% 3/1/40 (b)	14,450	15,284
6% 1/15/36	5,451	5,920
6.5% 5/15/28 to 7/15/36	4,883	5,371
7% 2/15/24 to 4/20/32	2,579	2,829
7.5% 9/15/16 to 4/15/32	923	1,017
8% 6/15/21 to 12/15/25	362	400
8.5% 8/15/16 to 10/15/28	496	557
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	50	58
		147,685
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $970,644)		995,318
Asset-Backed Securities - 11.6%
	Principal Amount (000s)	Value (000s)
Ally Master Owner Trust Series 2010-1 Class A, 1.9796% 1/15/15 (a)(e)	$ 7,000	$ 7,000
Bank of America Credit Card Master Trust:
Series 2007-B4 Class B4, 0.3219% 9/15/12 (e)	6,170	6,161
Series 2007-C2 Class C2, 0.5019% 9/17/12 (e)	5,000	4,989
Bear Stearns Asset Backed Securities I Trust Series 2006-HE1 Class 1A2, 0.4488% 12/25/35 (e)	2,232	2,060
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (e)	146	140
Capital Auto Receivables Asset Trust:
Series 2007-SN1 Class D, 6.05% 1/17/12	970	962
Series 2007-SN2 Class A4, 1.2619% 5/16/11 (a)(e)	10,000	10,021
Capital One Multi-Asset Execution Trust:
Series 2007-A3 Class A, 0.2319% 2/15/13 (e)	615	615
Series 2007-B4 Class B4, 0.3231% 2/15/13 (e)	5,000	4,994
Series 2008-A4 Class A4, 1.5319% 3/15/13 (e)	1,000	1,000
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3488% 1/25/37 (e)	0*	0*
Series 2007-11 Class 2A1, 0.2888% 6/25/47 (e)	2,811	2,720
Series 2007-4 Class A1A, 0.3513% 9/25/37 (e)	2,210	2,143
Series 2007-5 Class 2A1, 0.3288% 4/25/29 (e)	1,295	1,163
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	756
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	375
Ford Credit Floorplan Master Owner Trust Series 2010-1 Class A, 1.8822% 12/15/14 (a)(e)	1,800	1,808
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(e)	127	19
Series 2004-AR2 Class B1, 2.1288% 8/25/34 (e)	796	61
Series 2006-HE6 Class A1, 0.2588% 8/25/36 (e)	450	437
Series 2006-HE8 Class A2A, 0.2988% 1/25/37 (e)	258	252
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.2788% 3/25/37 (e)	19	17
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,977	8,453
MBNA Asset Backed Note Trust Series 2000-E Class C, 8.8% 10/15/12 (a)	5,000	5,072
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.2988% 7/25/37 (e)	153	146
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.6088% 8/25/35 (e)	3,668	3,461
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (f)	2,528	459
Series 2006-3 Class A1, 0.2588% 9/25/19 (e)	1,459	1,451
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-4 Class AIO, 6.35% 2/27/12 (f)	$ 4,205	$ 476
Series 2007-1 Class AIO, 7.27% 4/25/12 (f)	6,370	891
Series 2007-2 Class AIO, 6.7% 7/25/12 (f)	4,540	659
Ocala Funding LLC Series 2006-1A Class A, 1.6288% 3/20/11 (a)(e)	2,100	777
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (e)	120	114
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (e)	151	143
RAMP Trust Series 2006-RS4 Class A2, 0.3388% 7/25/36 (e)	898	877
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	366	304
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2988% 2/25/37 (e)	127	123
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9488% 1/25/36 (e)	500	10
Series 2006-FR4 Class A2A, 0.3088% 8/25/36 (e)	188	88
Series 2007-NC1 Class A2A, 0.2788% 12/25/36 (e)	100	95
Structured Asset Investment Loan Trust Series 2006-BNC3 Class A2, 0.2688% 9/25/36 (e)	874	861
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6588% 5/25/35 (e)	1,995	395
Series 2007-BC4 Class A3, 0.4788% 11/25/37 (e)	3,125	2,820
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3188% 6/25/37 (e)	3,947	3,317
Swift Master Auto Receivables Trust:
Series 2007-1 Class A, 0.3319% 6/15/12 (e)	5,000	4,982
Series 2007-2 Class A, 0.8819% 10/15/12 (e)	7,500	7,467
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	0
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	0
WaMu Master Note Trust:
Series 2007-A2 Class A2, 0.2619% 5/15/14 (a)(e)	600	599
Series 2007-B1 Class B1, 4.95% 3/17/14 (a)	18,145	18,186
Wells Fargo Home Equity Trust Series 2006-2 Class A2, 0.3288% 7/25/36 (e)	74	73
TOTAL ASSET-BACKED SECURITIES (Cost $118,145)		109,992
Collateralized Mortgage Obligations - 14.7%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 4.9%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 2.3775% 2/25/44 (e)	$ 2,301	$ 2,167
Banc of America Mortgage Securities, Inc.:
Series 2004-1 Class 2A2, 3.676% 10/25/34 (e)	1,353	1,180
Series 2004-A Class 2A2, 4.4789% 2/25/34 (e)	1,029	931
BCAP LLC Trust Series 2010-RR2 Class 5A1, 5% 4/26/12 (a)	5,250	5,227
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 4.371% 11/25/36 (e)	171	103
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 2.5564% 1/28/32 (a)(e)	207	139
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.009% 10/25/34 (e)	1,349	1,223
Fosse Master Issuer PLC floater:
Series 2006-1A Class C2, 0.7213% 10/18/54 (a)(e)	770	708
Series 2007-1A Class A2, 0.3313% 10/18/54 (a)(e)	815	810
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (a)(e)	1,675	1,522
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (a)(e)	2,520	2,400
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7788% 12/20/54 (e)	700	245
Series 2006-2 Class C1, 0.6988% 12/20/54 (e)	155	53
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (e)	940	320
Class 2C1, 0.6588% 12/20/54 (e)	500	170
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (e)	1,355	474
Granite Mortgages PLC floater Series 2003-3 Class 1B, 1.1488% 1/20/44 (e)	661	507
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.1298% 4/25/35 (e)	750	614
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.4688% 4/25/36 (e)	2,394	1,210
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (e)	889	365
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (e)	3,753	2,011
Morgan Stanley Resecuritization Trust floater Series 2010-F Class A, 0.4788% 6/17/13 (a)(e)	5,000	4,925
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (e)	610	592
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	532	456
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3948% 4/25/33 (e)	$ 710	$ 658
Series 2003-20 Class 1A1, 5.5% 7/25/33	796	796
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3506% 7/25/36 (e)	3,590	3,491
Series 2006-5 Class A1, 0.3488% 6/25/36 (e)	6,160	5,963
WaMu Mortgage pass-thru certificates Series 2005-AR16 Class 1A3, 5.0782% 12/25/35 (e)	2,065	1,555
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.9948% 11/25/34 (e)	3,773	3,479
Series 2005-AR2 Class 1A2, 3.6642% 3/25/35 (e)	521	255
Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (e)	223	195
Series 2006-AR8 Class 3A1, 5.2212% 4/25/36 (e)	2,429	2,054
TOTAL PRIVATE SPONSOR		46,798
U.S. Government Agency - 9.8%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	3,138	3,366
Class PZ, 6% 2/25/24	2,853	3,275
Series 1999-17 Class PG, 6% 4/25/29	4,053	4,415
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,226
Series 1993-165 Class SH, 19.0927% 9/25/23 (e)(h)	128	152
Series 2003-22 Class IO, 6% 4/25/33 (f)	3,104	606
Series 2003-26 Class KI, 5% 12/25/15 (f)	589	8
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	1,266	130
Series 2009-16 Class SA, 6.0213% 3/25/24 (e)(f)	3,742	335
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	1,837	231
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	2,946	2,477
Series 339 Class 29, 5.5% 7/1/18 (f)	1,364	170
Series 348 Class 14, 6.5% 8/1/34 (f)	733	152
Series 351:
Class 12, 5.5% 4/1/34 (f)	549	108
Class 13, 6% 3/1/34 (f)	697	134
Series 359, Class 19 6% 7/1/35 (f)	712	118
Series 384 Class 6, 5% 7/25/37 (f)	3,373	582
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2007-36 Class FG, 0.6288% 4/25/37 (e)	$ 2,397	$ 2,364
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	2,902	3,150
Series 1999-33 Class PK, 6% 7/25/29	1,903	2,073
Series 2001-52 Class YZ, 6.5% 10/25/31	176	194
Series 2001-63 Class TC, 6% 12/25/31	4,065	4,390
Series 2001-72 Class NZ, 6% 12/25/31	959	1,032
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,183
Series 2005-73 Class SA, 16.9553% 8/25/35 (e)	714	812
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	3,453	3,739
Series 2001-31 Class ZC, 6.5% 7/25/31	1,176	1,277
Series 2002-16 Class ZD, 6.5% 4/25/32	523	576
Series 2002-79 Class Z, 5.5% 11/25/22	2,064	2,212
Series 2003-80 Class CG, 6% 4/25/30	459	480
Series 2005-41 Class LA, 5.5% 5/25/35	3,065	3,260
Series 2003-21 Class SK, 7.8713% 3/25/33 (e)(f)(h)	614	117
Series 2003-3 Class HS, 7.4213% 9/25/16 (e)(f)(h)	22	1
Series 2003-35:
Class BS, 6.7713% 4/25/17 (e)(f)(h)	318	17
Class TQ, 7.2713% 5/25/18 (e)(f)	550	54
Series 2003-42:
Class HS, 6.8713% 12/25/17 (e)(f)(h)	4,729	412
Class SJ, 6.8213% 11/25/22 (e)(f)	624	50
Series 2003-48 Class HI, 5% 11/25/17 (f)	1,939	135
Series 2004-54 Class SW, 5.7713% 6/25/33 (e)(f)(h)	2,810	263
Series 2005-104 Class NI, 6.4713% 3/25/35 (e)(f)	5,399	685
Series 2006-4 Class IT, 6% 10/25/35 (f)	316	22
Series 2007-36:
Class GO, 4/25/37 (g)	384	335
Class SG, 6.3713% 4/25/37 (e)(f)(h)	4,976	660
Series 2007-57 Class SA, 39.2475% 6/25/37 (e)(h)	2,582	4,257
Series 2007-66:
Class FB, 0.6288% 7/25/37 (e)	3,826	3,810
Class SB, 38.2275% 7/25/37 (e)(h)	705	1,165
Series 2010-12 Class AI, 5% 12/25/18 (f)	5,393	671
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (e)	$ 123	$ 117
Class GY, 0% 5/15/37 (e)	156	157
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	3,630	3,940
Series 2104 Class PG, 6% 12/15/28	1,147	1,246
Series 2162 Class PH, 6% 6/15/29	380	411
Series 70 Class C, 9% 9/15/20	79	87
sequential payer Series 2114 Class ZM, 6% 1/15/29	525	572
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,284	1,417
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (e)	283	263
Series 3129 Class MF, 0% 7/15/34 (e)	183	175
Series 3222 Class HF, 0% 9/15/36 (e)	284	259
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,470	1,593
Series 2154 Class PT, 6% 5/15/29	2,219	2,405
Series 2435 Class VG, 6% 2/15/13	505	514
Series 2520 Class BE, 6% 11/15/32	1,970	2,153
Series 2585 Class KS, 7.3694% 3/15/23 (e)(f)(h)	325	35
Series 2590 Class YR, 5.5% 9/15/32 (f)	135	18
Series 2802 Class OB, 6% 5/15/34 (d)	3,375	3,721
Series 2810 Class PD, 6% 6/15/33	2,540	2,741
Series 3077 Class TO, 4/15/35 (g)	3,518	2,887
Series 3122 Class DS, 6.4694% 3/15/36 (e)(f)	3,091	451
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,569	1,707
Series 2274 Class ZM, 6.5% 1/15/31	610	662
Series 2281 Class ZB, 6% 3/15/30	690	746
Series 2502 Class ZC, 6% 9/15/32	1,800	1,945
Series 2564 Class ES, 7.3694% 2/15/22 (e)(f)(h)	349	17
Series 2575 Class ID, 5.5% 8/15/22 (f)	77	7
Series 2817 Class SD, 6.8194% 7/15/30 (e)(f)(h)	913	67
Series 3097 Class IA, 5.5% 3/15/33 (f)	2,740	376
Series 1658 Class GZ, 7% 1/15/24	1,727	1,908
Series 2587 Class IM, 6.5% 3/15/33 (f)	1,045	192
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2844:
Class SC, 45.3009% 8/15/24 (e)(h)	$ 74	$ 133
Class SD, 83.4518% 8/15/24 (e)(h)	108	273
Series 2957 Class SW, 5.7694% 4/15/35 (e)(f)	4,641	518
Series 3002 Class SN, 6.2694% 7/15/35 (e)(f)(h)	4,582	564
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,442	1,555
Series 2004-32 Class GS, 6.2681% 5/16/34 (e)(f)(h)	1,050	150
TOTAL U.S. GOVERNMENT AGENCY		92,863
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $138,535)		139,661
Commercial Mortgage Securities - 2.5%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4967% 2/14/43 (e)	4,300	4,592
Class PS1, 1.5186% 2/14/43 (e)(f)	12,242	440
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (a)(e)	233	40
Class B2, 1.5788% 10/25/36 (a)(e)	152	23
Class B3, 2.8288% 10/25/36 (a)(e)	273	41
Class M4, 0.6588% 10/25/36 (a)(e)	233	62
Class M5, 0.7088% 10/25/36 (a)(e)	296	71
Class M6, 0.7888% 10/25/36 (a)(e)	575	115
Series 2006-4A:
Class B1, 0.9288% 12/25/36 (a)(e)	90	22
Class B2, 1.4788% 12/25/36 (a)(e)	87	18
Class B3, 2.6788% 12/25/36 (a)(e)	160	30
Series 2007-1:
Class B1, 0.8988% 3/25/37 (a)(e)	136	26
Class B2, 1.3788% 3/25/37 (a)(e)	99	16
Class B3, 3.5788% 3/25/37 (a)(e)	282	37
Class M1, 0.4988% 3/25/37 (a)(e)	114	45
Class M2, 0.5188% 3/25/37 (a)(e)	88	31
Class M3, 0.5488% 3/25/37 (a)(e)	77	24
Class M4, 0.5988% 3/25/37 (a)(e)	59	16
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class M5, 0.6488% 3/25/37 (a)(e)	$ 95	$ 24
Class M6, 0.7288% 3/25/37 (a)(e)	136	30
Series 2007-2A:
Class B1, 1.8288% 7/25/37 (a)(e)	109	17
Class B2, 2.4788% 7/25/37 (a)(e)	92	15
Class B3, 3.5788% 7/25/37 (a)(e)	105	15
Class M4, 0.8788% 7/25/37 (a)(e)	134	29
Class M5, 0.9788% 7/25/37 (a)(e)	121	24
Class M6, 1.2288% 7/25/37 (a)(e)	151	26
Series 2007-3:
Class B1, 1.1788% 7/25/37 (a)(e)	91	20
Class B2, 1.8288% 7/25/37 (a)(e)	239	43
Class B3, 4.2288% 7/25/37 (a)(e)	123	19
Class M1, 0.5388% 7/25/37 (a)(e)	81	29
Class M2, 0.5688% 7/25/37 (a)(e)	84	28
Class M3, 0.5988% 7/25/37 (a)(e)	137	42
Class M4, 0.7288% 7/25/37 (a)(e)	218	60
Class M5, 0.8288% 7/25/37 (a)(e)	109	25
Class M6, 1.0288% 7/25/37 (a)(e)	84	22
Series 2007-4A:
Class B1, 2.7788% 9/25/37 (a)(e)	130	14
Class B2, 3.6788% 9/25/37 (a)(e)	483	48
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.0744% 5/15/35 (a)(e)(f)	23,894	807
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,100
Class F, 7.734% 1/15/32	600	594
COMM pass-thru certificates sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	5,000	4,577
GS Mortgage Securities Corp. II Series 2001-LIBA Class E, 6.733% 2/14/16 (a)	1,525	1,610
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A4, 5.8051% 8/10/45 (e)	4,000	3,564
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	240	222
Series 2004-C2 Class XCP, 1.0507% 3/15/36 (a)(e)(f)	62,797	612
Series 2007-C1 Class XCP, 0.4741% 2/15/40 (e)(f)	13,352	183
LB-UBS Westfield Trust:
Series 2001-WM Class B, 6.647% 7/14/16 (a)	500	517
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Westfield Trust: - continued
Series 2001-WM, 6.754% 7/14/16 (a)	$ 500	$ 508
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	148
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 10.706% 4/4/27 (e)	3,020	3,025
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $28,191)		23,646
Cash Equivalents - 6.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.1%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) #	$ 5,907	5,907
0.12%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) #	56,506	56,505
TOTAL CASH EQUIVALENTS (Cost $62,412)		62,412
TOTAL INVESTMENT PORTFOLIO - 140.5% (Cost $1,317,927)		1,331,029
NET OTHER ASSETS - (40.5)%		(383,522)
NET ASSETS - 100%		$ 947,507
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Index Contracts
29 CBOT 2 Year U.S. Treasury Notes Index Contracts	July 2010	$ 6,306	$ (13)

The face value of futures sold as a percentage of net assets - 0.7%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4175% with Credit Suisse First Boston	Oct. 2011	$ 10,000	$ (143)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.8025% with JPMorgan Chase, Inc.	Oct. 2014	14,330	(364)
Receive semi-annually a fixed rate equal to 4.245% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2039	3,600	(42)
		$ 27,930	$ (549)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,998,000 or 7.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $55,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,907,000 due 3/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 2,594
Banc of America Securities LLC	958
Barclays Capital, Inc.	2,355
$ 5,907
$56,505,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 37,817
HSBC Securities (USA), Inc.	5,443
ING Financial Markets LLC	544
J.P. Morgan Securities, Inc.	3,629
Mizuho Securities USA, Inc.	8,165
RBC Capital Markets Corp.	907
$ 56,505
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 995,318	$ -	$ 995,318	$ -
Asset-Backed Securities	109,992	-	99,449	10,543
Collateralized Mortgage Obligations	139,661	-	138,979	682
Commercial Mortgage Securities	23,646	-	22,528	1,118
Cash Equivalents	62,412	-	62,412	-
Total Investments in Securities:	$ 1,331,029	$ -	$ 1,318,686	$ 12,343
Derivative Instruments:
Liabilities
Futures Contracts	$ (13)	$ (13)	$ -	$ -
Swap Agreements	(549)	-	(549)	-
Total Liabilities	$ (562)	$ (13)	$ (549)	$ -
Other Financial Instruments: Forward Commitments	$ (411)	$ -	$ (411)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 10,215
Total Realized Gain (Loss)	(84)
Total Unrealized Gain (Loss)	3,226
Cost of Purchases	123
Proceeds of Sales	(1,089)
Amortization/Accretion	(329)
Transfers in/out of Level 3	281
Ending Balance	$ 12,343
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 3,525

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (13)
Swap Agreements (b)	-	(549)
Total Value of Derivatives	$ -	$ (562)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $119,650,000 of which $2,470,000, $14,312,000, $3,550,000, $14,493,000 and $84,825,000 will expire on August 31, 2013, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $15,571,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $62,412) - See accompanying schedule: Unaffiliated issuers (cost $1,317,927)		$ 1,331,029
Commitment to sell securities on a delayed delivery basis	$ (151,146)
Receivable for securities sold on a delayed delivery basis	150,735	(411)
Receivable for investments sold Regular delivery		11,777
Delayed delivery		7,515
Receivable for swap agreements		188
Receivable for fund shares sold		603
Interest receivable		4,155
Other receivables		115
Total assets		1,354,971

Liabilities
Payable to custodian bank	$ 4
Payable for investments purchased Regular delivery	39,274
Delayed delivery	365,823
Payable for swap agreements	40
Payable for fund shares redeemed	939
Distributions payable	305
Unrealized depreciation on swap agreements	549
Accrued management fee	249
Distribution fees payable	44
Payable for daily variation on futures contracts	4
Other affiliated payables	118
Other payables and accrued expenses	115
Total liabilities		407,464

Net Assets		$ 947,507
Net Assets consist of:
Paid in capital		$ 1,069,519
Distributions in excess of net investment income		(9,792)
Accumulated undistributed net realized gain (loss) on investments		(124,349)
Net unrealized appreciation (depreciation) on investments		12,129
Net Assets		$ 947,507

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($57,470 ÷ 5,434.6 shares)	$ 10.57

Maximum offering price per share (100/96.00 of $10.57)	$ 11.01
Class T: Net Asset Value and redemption price per share ($38,269 ÷ 3,612.5 shares)	$ 10.59

Maximum offering price per share (100/96.00 of $10.59)	$ 11.03
Class B: Net Asset Value and offering price per share ($11,481 ÷ 1,085.8 shares)A	$ 10.57

Class C: Net Asset Value and offering price per share ($18,555 ÷ 1,757.0 shares)A	$ 10.56

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($814,651 ÷ 76,867.4 shares)	$ 10.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,081 ÷ 670.3 shares)	$ 10.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)

Investment Income
Interest		$ 21,763

Expenses
Management fee	$ 1,522
Transfer agent fees	560
Distribution fees	275
Fund wide operations fee	162
Independent trustees' compensation	2
Miscellaneous	2
Total expenses		2,523
Net investment income		19,240
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,612
Futures contracts	(121)
Swap agreements	424
Total net realized gain (loss)		11,915
Change in net unrealized appreciation (depreciation) on: Investment securities	12,396
Futures contracts	4
Swap agreements	(790)
Delayed delivery commitments	83
Total change in net unrealized appreciation (depreciation)		11,693
Net gain (loss)		23,608
Net increase (decrease) in net assets resulting from operations		$ 42,848

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 19,240	$ 51,303
Net realized gain (loss)	11,915	5,141
Change in net unrealized appreciation (depreciation)	11,693	21,339
Net increase (decrease) in net assets resulting from operations	42,848	77,783
Distributions to shareholders from net investment income	(25,099)	(50,530)
Share transactions - net increase (decrease)	(42,724)	(238,081)
Total increase (decrease) in net assets	(24,975)	(210,828)

Net Assets
Beginning of period	972,482	1,183,310
End of period (including distributions in excess of net investment income of $9,792 and distributions in excess of net investment income of $3,933, respectively)	$ 947,507	$ 972,482

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 H	2005 J	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30
Income from Investment Operations
Net investment income E	.194	.464	.467	.521	.404	.408	.365
Net realized and unrealized gain (loss)	.254	.283	(.461)	(.401)	(.021)	(.267)	.181
Total from investment operations	.448	.747	.006	.120	.383	.141	.546
Distributions from net investment income	(.258)	(.457)	(.486)	(.520)	(.403)	(.421)	(.366)
Distributions from net realized gain	-	-	-	-	-	(.060)	(.150)
Total distributions	(.258)	(.457)	(.486)	(.520)	(.403)	(.481)	(.516)
Net asset value, end of period	$ 10.57	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33
Total Return B, C, D	4.36%	7.63%	.06%	1.04%	3.56%	1.26%	4.97%
Ratios to Average Net Assets F, I
Expenses before reductions	.84% A	.84%	.85%	.79%	.74% A	.82%	.86%
Expenses net of fee waivers, if any	.84% A	.84%	.85%	.79%	.74% A	.82%	.86%
Expenses net of all reductions	.84% A	.84%	.85%	.78%	.74% A	.82%	.86%
Net investment income	3.72% A	4.59%	4.52%	4.77%	4.44% A	3.65%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 57	$ 47	$ 39	$ 54	$ 54	$ 50	$ 55
Portfolio turnover rate G	498% A	476%	397%	409%	232% A	183%	204%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 H	2005 J	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31
Income from Investment Operations
Net investment income E	.195	.466	.470	.519	.399	.400	.353
Net realized and unrealized gain (loss)	.255	.282	(.462)	(.403)	(.012)	(.268)	.181
Total from investment operations	.450	.748	.008	.116	.387	.132	.534
Distributions from net investment income	(.260)	(.458)	(.488)	(.516)	(.397)	(.412)	(.354)
Distributions from net realized gain	-	-	-	-	-	(.060)	(.150)
Total distributions	(.260)	(.458)	(.488)	(.516)	(.397)	(.472)	(.504)
Net asset value, end of period	$ 10.59	$ 10.40	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34
Total Return B, C, D	4.36%	7.62%	.07%	1.01%	3.59%	1.18%	4.86%
Ratios to Average Net Assets F, I
Expenses before reductions	.82% A	.83%	.83%	.82%	.81% A	.89%	.96%
Expenses net of fee waivers, if any	.82% A	.83%	.83%	.82%	.81% A	.89%	.96%
Expenses net of all reductions	.82% A	.83%	.83%	.82%	.81% A	.89%	.96%
Net investment income	3.74% A	4.60%	4.53%	4.73%	4.37% A	3.57%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 40	$ 41	$ 68	$ 89	$ 126	$ 131
Portfolio turnover rate G	498% A	476%	397%	409%	232% A	183%	204%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 H	2005 J	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30
Income from Investment Operations
Net investment income E	.159	.398	.400	.443	.336	.323	.278
Net realized and unrealized gain (loss)	.254	.283	(.461)	(.401)	(.022)	(.257)	.172
Total from investment operations	.413	.681	(.061)	.042	.314	.066	.450
Distributions from net investment income	(.223)	(.391)	(.419)	(.442)	(.334)	(.336)	(.280)
Distributions from net realized gain	-	-	-	-	-	(.060)	(.150)
Total distributions	(.223)	(.391)	(.419)	(.442)	(.334)	(.396)	(.430)
Net asset value, end of period	$ 10.57	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32
Total Return B, C, D	4.01%	6.93%	(.58)%	.32%	2.91%	.58%	4.08%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51% A	1.50%	1.50%	1.50%	1.50% A	1.58%	1.63%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50%	1.50%	1.50% A	1.58%	1.63%
Expenses net of all reductions	1.51% A	1.50%	1.50%	1.50%	1.50% A	1.58%	1.63%
Net investment income	3.04% A	3.93%	3.86%	4.05%	3.68% A	2.89%	2.48%
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 19	$ 32	$ 50	$ 74	$ 101	$ 134
Portfolio turnover rate G	498% A	476%	397%	409%	232% A	183%	204%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 H	2005 J	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29
Income from Investment Operations
Net investment income E	.157	.390	.389	.434	.328	.316	.273
Net realized and unrealized gain (loss)	.255	.284	(.459)	(.401)	(.021)	(.257)	.172
Total from investment operations	.412	.674	(.070)	.033	.307	.059	.445
Distributions from net investment income	(.222)	(.384)	(.410)	(.433)	(.327)	(.329)	(.275)
Distributions from net realized gain	-	-	-	-	-	(.060)	(.150)
Total distributions	(.222)	(.384)	(.410)	(.433)	(.327)	(.389)	(.425)
Net asset value, end of period	$ 10.56	$ 10.37	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31
Total Return B, C, D	4.00%	6.86%	(.68)%	.25%	2.85%	.52%	4.04%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55% A	1.57%	1.60%	1.58%	1.57% A	1.64%	1.68%
Expenses net of fee waivers, if any	1.55% A	1.57%	1.60%	1.58%	1.57% A	1.64%	1.68%
Expenses net of all reductions	1.55% A	1.57%	1.60%	1.58%	1.57% A	1.64%	1.68%
Net investment income	3.01% A	3.86%	3.77%	3.97%	3.61% A	2.82%	2.42%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 18	$ 15	$ 23	$ 31	$ 41	$ 58
Portfolio turnover rate G	498% A	476%	397%	409%	232% A	183%	204%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 G	2005 I	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31
Income from Investment Operations
Net investment income D	.214	.505	.509	.559	.432	.438	.390
Net realized and unrealized gain (loss)	.255	.292	(.462)	(.403)	(.023)	(.257)	.183
Total from investment operations	.469	.797	.047	.156	.409	.181	.573
Distributions from net investment income	(.279)	(.497)	(.527)	(.556)	(.429)	(.451)	(.393)
Distributions from net realized gain	-	-	-	-	-	(.060)	(.150)
Total distributions	(.279)	(.497)	(.527)	(.556)	(.429)	(.511)	(.543)
Net asset value, end of period	$ 10.60	$ 10.41	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34
Total Return B, C	4.55%	8.14%	.46%	1.38%	3.80%	1.61%	5.21%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.45%	.45% A	.55%	.62%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45% A	.55%	.62%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45% A	.55%	.62%
Net investment income	4.10% A	4.99%	4.91%	5.10%	4.73% A	3.91%	3.48%
Supplemental Data
Net assets, end of period (in millions)	$ 815	$ 838	$ 1,049	$ 1,446	$ 1,612	$ 1,807	$ 1,525
Portfolio turnover rate F	498% A	476%	397%	409%	232% A	183%	204%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 G	2005 I	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29
Income from Investment Operations
Net investment income D	.211	.496	.499	.548	.424	.432	.387
Net realized and unrealized gain (loss)	.255	.284	(.461)	(.411)	(.011)	(.266)	.182
Total from investment operations	.466	.780	.038	.137	.413	.166	.569
Distributions from net investment income	(.276)	(.490)	(.518)	(.547)	(.423)	(.446)	(.389)
Distributions from net realized gain	-	-	-	-	-	(.060)	(.150)
Total distributions	(.276)	(.490)	(.518)	(.547)	(.423)	(.506)	(.539)
Net asset value, end of period	$ 10.56	$ 10.37	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32
Total Return B, C	4.53%	7.98%	.37%	1.20%	3.85%	1.48%	5.19%
Ratios to Average Net Assets E, H
Expenses before reductions	.51% A	.52%	.54%	.53%	.52% A	.60%	.66%
Expenses net of fee waivers, if any	.51% A	.52%	.54%	.53%	.52% A	.60%	.66%
Expenses net of all reductions	.51% A	.52%	.54%	.53%	.52% A	.60%	.66%
Net investment income	4.05% A	4.92%	4.83%	5.02%	4.66% A	3.87%	3.45%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 10	$ 7	$ 10	$ 14	$ 16	$ 13
Portfolio turnover rate F	498% A	476%	397%	409%	232% A	183%	204%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed

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2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 34,729
Gross unrealized depreciation	(21,632)
Net unrealized appreciation (depreciation)	$ 13,097

Tax cost	$ 1,317,932

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain

Semiannual Report

4. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	$ (121)	$ 4
Swap Agreements	424	(790)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 303	$ (786)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(121) for futures contract sand $424 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $4 for futures contracts and $(790) for swap agreements.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $128,338 and $47,692, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 66	$ 3
Class T	-%	.25%	48	-
Class B	.65%	.25%	68	50
Class C	.75%	.25%	93	16
			$ 275	$ 69

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3
Class T	1
Class B*	6
Class C*	-
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Funds's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 61.23
Class T	41.21
Class B	19.25
Class C	17.19
Fidelity Mortgage Securities Fund	414.10
Institutional Class	8.16
	$ 560

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009
From net investment income
Class A	$ 1,316	$ 1,983
Class T	954	1,853
Class B	321	978
Class C	392	620
Fidelity Mortgage Securities Fund	21,845	44,678
Institutional Class	271	418
Total	$ 25,099	$ 50,530

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Class A
Shares sold	1,474	2,474	$ 15,544	$ 24,968
Reinvestment of distributions	105	165	1,099	1,668
Shares redeemed	(687)	(1,982)	(7,222)	(20,013)
Net increase (decrease)	892	657	$ 9,421	$ 6,623
Class T
Shares sold	351	1,301	$ 3,698	$ 13,201
Reinvestment of distributions	84	171	884	1,730
Shares redeemed	(680)	(1,650)	(7,159)	(16,700)
Net increase (decrease)	(245)	(178)	$ (2,577)	$ (1,769)
Class B
Shares sold	54	206	$ 563	$ 2,067
Reinvestment of distributions	25	81	268	816
Shares redeemed	(809)	(1,630)	(8,507)	(16,469)
Net increase (decrease)	(730)	(1,343)	$ (7,676)	$ (13,586)
Class C
Shares sold	215	763	$ 2,256	$ 7,725
Reinvestment of distributions	29	46	300	464
Shares redeemed	(200)	(595)	(2,095)	(6,012)
Net increase (decrease)	44	214	$ 461	$ 2,177

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Fidelity Mortgage Securities Fund
Shares sold	5,038	12,549	$ 53,139	$ 127,161
Reinvestment of distributions	1,875	4,064	19,753	41,091
Shares redeemed	(10,611)	(39,799)	(111,857)	(402,497)
Net increase (decrease)	(3,698)	(23,186)	$ (38,965)	$ (234,245)
Institutional Class
Shares sold	80	768	$ 855	$ 7,757
Reinvestment of distributions	15	28	155	287
Shares redeemed	(416)	(529)	(4,398)	(5,325)
Net increase (decrease)	(321)	267	$ (3,388)	$ 2,719

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Mortgage Securities (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Mortgage Securities Fund (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Mortgage Securities Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Mortgage Securities Fund (retail class) of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mortgage Securities Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Mortgage Securities (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Mortgage Securities (retail class) to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class, and Fidelity Mortgage Securities Fund (retail class) ranked below its competitive median for 2008 and the total expenses of Class C ranked equal to its competitive median for 2008.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Semiannual Report

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AMOR-USAN-0410
1.784898.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mortgage Securities
Fund - Institutional Class

Semiannual Report

February 28, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Class A	.84%
Actual		$ 1,000.00	$ 1,043.60	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21
Class T	.82%
Actual		$ 1,000.00	$ 1,043.60	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Class B	1.51%
Actual		$ 1,000.00	$ 1,040.10	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.55%
Actual		$ 1,000.00	$ 1,040.00	$ 7.84
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,045.50	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,045.30	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2010
	% of fund's investments	% of fund's investments 6 months ago
Less than 0.01%	0.5	0.6
0.01 - 0.99%	6.4	4.4
1 - 1.99%	1.7	0.3
2 - 2.99%	1.0	0.4
3 - 3.99%	1.3	0.5
4 - 4.99%	24.0	18.0
5 - 5.99%	37.5	40.4
6 - 6.99%	19.0	26.0
7% and over	3.9	4.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2010
6 months ago
Years	4.0	4.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	2.8	2.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010*		As of August 31, 2009**
	Mortgage Securities 105.1%		Mortgage Securities 99.2%
	CMOs and Other Mortgage Related Securities 17.2%		CMOs and Other Mortgage Related Securities 15.8%
	Asset-Backed Securities 11.6%		Asset-Backed Securities 4.3%
	Short-Term Investments and Net Other Assets † (33.9)%		Short-Term Investments and Net Other Assets† (19.3)%
* Foreign investments	0.9%	** Foreign investments	0.6%
* Futures and Swaps	(1.5)%	** Futures and Swaps	1.4%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 105.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 67.4%
2.799% 10/1/33 (e)	$ 104	$ 108
2.914% 11/1/36 (e)	2,211	2,298
3.047% 7/1/35 (e)	765	792
3.173% 3/1/35 (e)	71	73
3.265% 9/1/34 (e)	873	901
3.36% 1/1/40 (e)	2,987	3,058
3.419% 1/1/35 (e)	486	501
3.451% 8/1/35 (e)	602	623
3.518% 4/1/35 (e)	322	335
3.704% 11/1/36 (e)	111	115
3.739% 3/1/34 (e)	1,380	1,421
3.9% 9/1/36 (e)	766	795
4% 9/1/24	817	835
4% 3/1/25 (b)	33,500	34,185
4% 3/1/25 (b)	10,000	10,205
4% 3/1/25 (b)	3,000	3,061
4.06% 7/1/35 (e)	141	146
4.288% 6/1/36 (e)	116	120
4.372% 10/1/37 (e)	53	55
4.43% 3/1/35 (e)	193	200
4.5% 5/1/23 to 2/1/40 (b)	113,276	114,806
4.5% 3/1/25 (b)	5,000	5,205
4.5% 3/1/25 (b)	10,000	10,410
4.5% 1/1/40 (b)	219	222
4.5% 3/1/40 (b)(c)	28,000	28,306
4.53% 9/1/35 (e)	792	823
4.717% 11/1/35 (e)	800	834
4.784% 2/1/37 (e)	1,439	1,501
4.989% 7/1/35 (e)	33	35
5% 9/1/16 to 1/1/40	73,611	76,915
5% 3/1/25 (b)	2,600	2,741
5% 3/1/25 (b)	5,500	5,798
5% 3/1/40 (b)(c)	9,000	9,328
5% 3/1/40 (b)	23,500	24,355
5% 3/1/40 (b)	6,000	6,218
5% 3/1/40 (b)	19,000	19,691
5.155% 7/1/35 (e)	339	348
5.344% 6/1/36 (e)	1,547	1,631
5.353% 7/1/35 (e)	643	678
5.5% 6/1/11 to 2/1/40	99,557	105,483
5.5% 1/1/40 (b)(c)	15,500	16,527
5.5% 1/1/40 (b)(c)	6,000	6,398
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 3/1/40 (b)(c)	$ 5,000	$ 5,264
5.5% 3/1/40 (b)(c)	8,500	8,950
5.573% 10/1/36 (e)	285	300
5.845% 3/1/36 (e)	1,252	1,315
5.859% 3/1/36 (e)	1,569	1,654
5.869% 5/1/36 (e)	418	439
5.937% 9/1/36 (e)	405	427
5.951% 4/1/36 (e)	397	417
5.997% 4/1/36 (e)	3,862	4,050
6% 3/1/11 to 11/1/37	56,430	61,087
6% 3/1/40 (b)(c)	1,250	1,326
6% 3/1/40 (b)(c)	10,000	10,608
6% 4/1/40 (b)(c)	1,250	1,328
6% 5/1/40 (b)(c)	1,250	1,326
6.028% 9/1/36 (e)	482	508
6.041% 9/1/36 (e)	346	365
6.255% 8/1/46 (e)	219	231
6.294% 9/1/37 (e)	199	208
6.365% 5/1/36 (e)	1,178	1,237
6.451% 4/1/37 (e)	715	754
6.499% 12/1/36 (e)	201	212
6.5% 5/1/12 to 5/1/38	23,408	25,306
6.5% 3/1/40 (b)(c)	1,800	1,921
6.5% 4/1/40 (b)(c)	1,800	1,929
6.5% 5/1/40 (b)	800	857
6.555% 12/1/36 (e)	285	300
6.736% 5/1/37 (e)	31	32
6.861% 9/1/37 (e)	321	337
7% 12/1/15 to 5/1/30	3,697	4,009
7.091% 9/1/37 (e)	494	520
7.5% 8/1/22 to 9/1/32	2,127	2,346
8% 12/1/29 to 3/1/37	157	174
8.5% 1/1/16 to 7/1/31	207	234
9% 2/1/13 to 10/1/30	468	540
9.5% 7/1/16 to 8/1/22	64	73
12.25% 5/1/15	4	4
12.5% 8/1/15 to 3/1/16	15	18
12.75% 2/1/15	3	4
13.5% 9/1/14	3	3
		638,693
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 22.1%
2.42% 3/1/37 (e)	$ 1,458	$ 1,486
2.769% 3/1/35 (e)	384	391
2.813% 12/1/33 (e)	876	907
2.879% 11/1/35 (e)	817	850
2.977% 5/1/34 (e)	24	25
3.319% 10/1/33 (e)	1,088	1,134
3.391% 1/1/36 (e)	1,903	1,980
3.425% 3/1/35 (e)	152	156
3.845% 1/1/37 (e)	1,514	1,583
3.92% 4/1/37 (e)	259	269
4.021% 6/1/35 (e)	240	249
4.032% 6/1/33 (e)	1,539	1,608
4.237% 5/1/35 (e)	385	398
4.266% 4/1/34 (e)	51	53
4.786% 2/1/36 (e)	182	190
5% 7/1/33 to 9/1/39	43,136	44,989
5.138% 4/1/35 (e)	78	82
5.5% 10/1/17 to 1/1/38	32,405	34,556
5.5% 3/1/40 (b)(c)	19,000	20,085
5.5% 3/1/40 (b)	14,000	14,800
5.681% 10/1/35 (e)	185	194
5.705% 5/1/37 (e)	521	531
5.829% 6/1/37 (e)	1,224	1,266
6% 4/1/14 to 7/1/37	17,861	19,372
6% 3/1/40 (b)(c)	2,250	2,409
6% 3/1/40 (b)(c)	1,000	1,070
6% 3/1/40 (b)(c)	1,000	1,070
6% 3/1/40 (b)(c)	10,000	10,705
6.077% 4/1/37 (e)	442	466
6.097% 10/1/36 (e)	103	109
6.144% 3/1/36 (e)	2,164	2,282
6.182% 6/1/37 (e)	2,715	2,863
6.255% 7/1/36 (e)	477	503
6.41% 12/1/36 (e)	1,243	1,311
6.5% 4/1/11 to 3/1/37	19,418	21,196
6.5% 3/1/40 (b)	1,800	1,942
6.522% 6/1/37 (e)	126	132
6.532% 8/1/37 (e)	877	925
6.605% 6/1/36 (e)	261	275
6.62% 6/1/37 (e)	185	195
7% 6/1/21 to 9/1/36	5,317	5,715
7.168% 2/1/37 (e)	177	186
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
7.5% 11/1/10 to 7/1/34	$ 7,119	$ 7,841
7.518% 4/1/37 (e)	58	62
8% 11/1/16 to 1/1/37	215	239
8.5% 6/1/16 to 9/1/20	21	24
9% 9/1/16 to 5/1/21	150	168
10% 3/1/11 to 5/1/19	27	31
10.5% 2/1/16	1	2
12.5% 10/1/12 to 12/1/14	15	17
13% 12/1/13 to 6/1/15	43	48
		208,940
Government National Mortgage Association - 15.6%
4% 3/1/40 (b)	4,000	3,948
4% 3/1/40 (b)	6,000	5,922
4% 3/1/40 (b)	5,500	5,428
4.5% 5/15/39 to 8/15/39	16,040	16,325
4.5% 3/1/40 (b)	15,000	15,218
4.5% 3/1/40 (b)	9,000	9,131
4.5% 3/1/40 (b)(c)	10,000	10,156
4.5% 3/1/40 (b)(c)	7,300	7,414
4.5% 3/1/40 (b)	4,100	4,164
5% 9/20/33 to 5/15/36	4,192	4,400
5% 3/1/40 (b)	6,700	6,972
5% 3/1/40 (b)	3,000	3,122
5.5% 10/15/33 to 12/15/38	12,563	13,470
5.5% 3/1/40 (b)(c)	10,000	10,577
5.5% 3/1/40 (b)	14,450	15,284
6% 1/15/36	5,451	5,920
6.5% 5/15/28 to 7/15/36	4,883	5,371
7% 2/15/24 to 4/20/32	2,579	2,829
7.5% 9/15/16 to 4/15/32	923	1,017
8% 6/15/21 to 12/15/25	362	400
8.5% 8/15/16 to 10/15/28	496	557
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	50	58
		147,685
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $970,644)		995,318
Asset-Backed Securities - 11.6%
	Principal Amount (000s)	Value (000s)
Ally Master Owner Trust Series 2010-1 Class A, 1.9796% 1/15/15 (a)(e)	$ 7,000	$ 7,000
Bank of America Credit Card Master Trust:
Series 2007-B4 Class B4, 0.3219% 9/15/12 (e)	6,170	6,161
Series 2007-C2 Class C2, 0.5019% 9/17/12 (e)	5,000	4,989
Bear Stearns Asset Backed Securities I Trust Series 2006-HE1 Class 1A2, 0.4488% 12/25/35 (e)	2,232	2,060
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (e)	146	140
Capital Auto Receivables Asset Trust:
Series 2007-SN1 Class D, 6.05% 1/17/12	970	962
Series 2007-SN2 Class A4, 1.2619% 5/16/11 (a)(e)	10,000	10,021
Capital One Multi-Asset Execution Trust:
Series 2007-A3 Class A, 0.2319% 2/15/13 (e)	615	615
Series 2007-B4 Class B4, 0.3231% 2/15/13 (e)	5,000	4,994
Series 2008-A4 Class A4, 1.5319% 3/15/13 (e)	1,000	1,000
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3488% 1/25/37 (e)	0*	0*
Series 2007-11 Class 2A1, 0.2888% 6/25/47 (e)	2,811	2,720
Series 2007-4 Class A1A, 0.3513% 9/25/37 (e)	2,210	2,143
Series 2007-5 Class 2A1, 0.3288% 4/25/29 (e)	1,295	1,163
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	756
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	375
Ford Credit Floorplan Master Owner Trust Series 2010-1 Class A, 1.8822% 12/15/14 (a)(e)	1,800	1,808
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(e)	127	19
Series 2004-AR2 Class B1, 2.1288% 8/25/34 (e)	796	61
Series 2006-HE6 Class A1, 0.2588% 8/25/36 (e)	450	437
Series 2006-HE8 Class A2A, 0.2988% 1/25/37 (e)	258	252
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.2788% 3/25/37 (e)	19	17
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,977	8,453
MBNA Asset Backed Note Trust Series 2000-E Class C, 8.8% 10/15/12 (a)	5,000	5,072
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.2988% 7/25/37 (e)	153	146
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.6088% 8/25/35 (e)	3,668	3,461
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (f)	2,528	459
Series 2006-3 Class A1, 0.2588% 9/25/19 (e)	1,459	1,451
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-4 Class AIO, 6.35% 2/27/12 (f)	$ 4,205	$ 476
Series 2007-1 Class AIO, 7.27% 4/25/12 (f)	6,370	891
Series 2007-2 Class AIO, 6.7% 7/25/12 (f)	4,540	659
Ocala Funding LLC Series 2006-1A Class A, 1.6288% 3/20/11 (a)(e)	2,100	777
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (e)	120	114
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (e)	151	143
RAMP Trust Series 2006-RS4 Class A2, 0.3388% 7/25/36 (e)	898	877
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	366	304
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2988% 2/25/37 (e)	127	123
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9488% 1/25/36 (e)	500	10
Series 2006-FR4 Class A2A, 0.3088% 8/25/36 (e)	188	88
Series 2007-NC1 Class A2A, 0.2788% 12/25/36 (e)	100	95
Structured Asset Investment Loan Trust Series 2006-BNC3 Class A2, 0.2688% 9/25/36 (e)	874	861
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6588% 5/25/35 (e)	1,995	395
Series 2007-BC4 Class A3, 0.4788% 11/25/37 (e)	3,125	2,820
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3188% 6/25/37 (e)	3,947	3,317
Swift Master Auto Receivables Trust:
Series 2007-1 Class A, 0.3319% 6/15/12 (e)	5,000	4,982
Series 2007-2 Class A, 0.8819% 10/15/12 (e)	7,500	7,467
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	0
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	0
WaMu Master Note Trust:
Series 2007-A2 Class A2, 0.2619% 5/15/14 (a)(e)	600	599
Series 2007-B1 Class B1, 4.95% 3/17/14 (a)	18,145	18,186
Wells Fargo Home Equity Trust Series 2006-2 Class A2, 0.3288% 7/25/36 (e)	74	73
TOTAL ASSET-BACKED SECURITIES (Cost $118,145)		109,992
Collateralized Mortgage Obligations - 14.7%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 4.9%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 2.3775% 2/25/44 (e)	$ 2,301	$ 2,167
Banc of America Mortgage Securities, Inc.:
Series 2004-1 Class 2A2, 3.676% 10/25/34 (e)	1,353	1,180
Series 2004-A Class 2A2, 4.4789% 2/25/34 (e)	1,029	931
BCAP LLC Trust Series 2010-RR2 Class 5A1, 5% 4/26/12 (a)	5,250	5,227
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 4.371% 11/25/36 (e)	171	103
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 2.5564% 1/28/32 (a)(e)	207	139
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.009% 10/25/34 (e)	1,349	1,223
Fosse Master Issuer PLC floater:
Series 2006-1A Class C2, 0.7213% 10/18/54 (a)(e)	770	708
Series 2007-1A Class A2, 0.3313% 10/18/54 (a)(e)	815	810
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (a)(e)	1,675	1,522
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (a)(e)	2,520	2,400
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7788% 12/20/54 (e)	700	245
Series 2006-2 Class C1, 0.6988% 12/20/54 (e)	155	53
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (e)	940	320
Class 2C1, 0.6588% 12/20/54 (e)	500	170
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (e)	1,355	474
Granite Mortgages PLC floater Series 2003-3 Class 1B, 1.1488% 1/20/44 (e)	661	507
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.1298% 4/25/35 (e)	750	614
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.4688% 4/25/36 (e)	2,394	1,210
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (e)	889	365
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (e)	3,753	2,011
Morgan Stanley Resecuritization Trust floater Series 2010-F Class A, 0.4788% 6/17/13 (a)(e)	5,000	4,925
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (e)	610	592
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	532	456
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3948% 4/25/33 (e)	$ 710	$ 658
Series 2003-20 Class 1A1, 5.5% 7/25/33	796	796
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3506% 7/25/36 (e)	3,590	3,491
Series 2006-5 Class A1, 0.3488% 6/25/36 (e)	6,160	5,963
WaMu Mortgage pass-thru certificates Series 2005-AR16 Class 1A3, 5.0782% 12/25/35 (e)	2,065	1,555
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.9948% 11/25/34 (e)	3,773	3,479
Series 2005-AR2 Class 1A2, 3.6642% 3/25/35 (e)	521	255
Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (e)	223	195
Series 2006-AR8 Class 3A1, 5.2212% 4/25/36 (e)	2,429	2,054
TOTAL PRIVATE SPONSOR		46,798
U.S. Government Agency - 9.8%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	3,138	3,366
Class PZ, 6% 2/25/24	2,853	3,275
Series 1999-17 Class PG, 6% 4/25/29	4,053	4,415
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,226
Series 1993-165 Class SH, 19.0927% 9/25/23 (e)(h)	128	152
Series 2003-22 Class IO, 6% 4/25/33 (f)	3,104	606
Series 2003-26 Class KI, 5% 12/25/15 (f)	589	8
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	1,266	130
Series 2009-16 Class SA, 6.0213% 3/25/24 (e)(f)	3,742	335
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	1,837	231
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	2,946	2,477
Series 339 Class 29, 5.5% 7/1/18 (f)	1,364	170
Series 348 Class 14, 6.5% 8/1/34 (f)	733	152
Series 351:
Class 12, 5.5% 4/1/34 (f)	549	108
Class 13, 6% 3/1/34 (f)	697	134
Series 359, Class 19 6% 7/1/35 (f)	712	118
Series 384 Class 6, 5% 7/25/37 (f)	3,373	582
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2007-36 Class FG, 0.6288% 4/25/37 (e)	$ 2,397	$ 2,364
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	2,902	3,150
Series 1999-33 Class PK, 6% 7/25/29	1,903	2,073
Series 2001-52 Class YZ, 6.5% 10/25/31	176	194
Series 2001-63 Class TC, 6% 12/25/31	4,065	4,390
Series 2001-72 Class NZ, 6% 12/25/31	959	1,032
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,183
Series 2005-73 Class SA, 16.9553% 8/25/35 (e)	714	812
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	3,453	3,739
Series 2001-31 Class ZC, 6.5% 7/25/31	1,176	1,277
Series 2002-16 Class ZD, 6.5% 4/25/32	523	576
Series 2002-79 Class Z, 5.5% 11/25/22	2,064	2,212
Series 2003-80 Class CG, 6% 4/25/30	459	480
Series 2005-41 Class LA, 5.5% 5/25/35	3,065	3,260
Series 2003-21 Class SK, 7.8713% 3/25/33 (e)(f)(h)	614	117
Series 2003-3 Class HS, 7.4213% 9/25/16 (e)(f)(h)	22	1
Series 2003-35:
Class BS, 6.7713% 4/25/17 (e)(f)(h)	318	17
Class TQ, 7.2713% 5/25/18 (e)(f)	550	54
Series 2003-42:
Class HS, 6.8713% 12/25/17 (e)(f)(h)	4,729	412
Class SJ, 6.8213% 11/25/22 (e)(f)	624	50
Series 2003-48 Class HI, 5% 11/25/17 (f)	1,939	135
Series 2004-54 Class SW, 5.7713% 6/25/33 (e)(f)(h)	2,810	263
Series 2005-104 Class NI, 6.4713% 3/25/35 (e)(f)	5,399	685
Series 2006-4 Class IT, 6% 10/25/35 (f)	316	22
Series 2007-36:
Class GO, 4/25/37 (g)	384	335
Class SG, 6.3713% 4/25/37 (e)(f)(h)	4,976	660
Series 2007-57 Class SA, 39.2475% 6/25/37 (e)(h)	2,582	4,257
Series 2007-66:
Class FB, 0.6288% 7/25/37 (e)	3,826	3,810
Class SB, 38.2275% 7/25/37 (e)(h)	705	1,165
Series 2010-12 Class AI, 5% 12/25/18 (f)	5,393	671
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (e)	$ 123	$ 117
Class GY, 0% 5/15/37 (e)	156	157
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	3,630	3,940
Series 2104 Class PG, 6% 12/15/28	1,147	1,246
Series 2162 Class PH, 6% 6/15/29	380	411
Series 70 Class C, 9% 9/15/20	79	87
sequential payer Series 2114 Class ZM, 6% 1/15/29	525	572
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,284	1,417
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (e)	283	263
Series 3129 Class MF, 0% 7/15/34 (e)	183	175
Series 3222 Class HF, 0% 9/15/36 (e)	284	259
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,470	1,593
Series 2154 Class PT, 6% 5/15/29	2,219	2,405
Series 2435 Class VG, 6% 2/15/13	505	514
Series 2520 Class BE, 6% 11/15/32	1,970	2,153
Series 2585 Class KS, 7.3694% 3/15/23 (e)(f)(h)	325	35
Series 2590 Class YR, 5.5% 9/15/32 (f)	135	18
Series 2802 Class OB, 6% 5/15/34 (d)	3,375	3,721
Series 2810 Class PD, 6% 6/15/33	2,540	2,741
Series 3077 Class TO, 4/15/35 (g)	3,518	2,887
Series 3122 Class DS, 6.4694% 3/15/36 (e)(f)	3,091	451
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,569	1,707
Series 2274 Class ZM, 6.5% 1/15/31	610	662
Series 2281 Class ZB, 6% 3/15/30	690	746
Series 2502 Class ZC, 6% 9/15/32	1,800	1,945
Series 2564 Class ES, 7.3694% 2/15/22 (e)(f)(h)	349	17
Series 2575 Class ID, 5.5% 8/15/22 (f)	77	7
Series 2817 Class SD, 6.8194% 7/15/30 (e)(f)(h)	913	67
Series 3097 Class IA, 5.5% 3/15/33 (f)	2,740	376
Series 1658 Class GZ, 7% 1/15/24	1,727	1,908
Series 2587 Class IM, 6.5% 3/15/33 (f)	1,045	192
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2844:
Class SC, 45.3009% 8/15/24 (e)(h)	$ 74	$ 133
Class SD, 83.4518% 8/15/24 (e)(h)	108	273
Series 2957 Class SW, 5.7694% 4/15/35 (e)(f)	4,641	518
Series 3002 Class SN, 6.2694% 7/15/35 (e)(f)(h)	4,582	564
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,442	1,555
Series 2004-32 Class GS, 6.2681% 5/16/34 (e)(f)(h)	1,050	150
TOTAL U.S. GOVERNMENT AGENCY		92,863
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $138,535)		139,661
Commercial Mortgage Securities - 2.5%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4967% 2/14/43 (e)	4,300	4,592
Class PS1, 1.5186% 2/14/43 (e)(f)	12,242	440
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (a)(e)	233	40
Class B2, 1.5788% 10/25/36 (a)(e)	152	23
Class B3, 2.8288% 10/25/36 (a)(e)	273	41
Class M4, 0.6588% 10/25/36 (a)(e)	233	62
Class M5, 0.7088% 10/25/36 (a)(e)	296	71
Class M6, 0.7888% 10/25/36 (a)(e)	575	115
Series 2006-4A:
Class B1, 0.9288% 12/25/36 (a)(e)	90	22
Class B2, 1.4788% 12/25/36 (a)(e)	87	18
Class B3, 2.6788% 12/25/36 (a)(e)	160	30
Series 2007-1:
Class B1, 0.8988% 3/25/37 (a)(e)	136	26
Class B2, 1.3788% 3/25/37 (a)(e)	99	16
Class B3, 3.5788% 3/25/37 (a)(e)	282	37
Class M1, 0.4988% 3/25/37 (a)(e)	114	45
Class M2, 0.5188% 3/25/37 (a)(e)	88	31
Class M3, 0.5488% 3/25/37 (a)(e)	77	24
Class M4, 0.5988% 3/25/37 (a)(e)	59	16
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class M5, 0.6488% 3/25/37 (a)(e)	$ 95	$ 24
Class M6, 0.7288% 3/25/37 (a)(e)	136	30
Series 2007-2A:
Class B1, 1.8288% 7/25/37 (a)(e)	109	17
Class B2, 2.4788% 7/25/37 (a)(e)	92	15
Class B3, 3.5788% 7/25/37 (a)(e)	105	15
Class M4, 0.8788% 7/25/37 (a)(e)	134	29
Class M5, 0.9788% 7/25/37 (a)(e)	121	24
Class M6, 1.2288% 7/25/37 (a)(e)	151	26
Series 2007-3:
Class B1, 1.1788% 7/25/37 (a)(e)	91	20
Class B2, 1.8288% 7/25/37 (a)(e)	239	43
Class B3, 4.2288% 7/25/37 (a)(e)	123	19
Class M1, 0.5388% 7/25/37 (a)(e)	81	29
Class M2, 0.5688% 7/25/37 (a)(e)	84	28
Class M3, 0.5988% 7/25/37 (a)(e)	137	42
Class M4, 0.7288% 7/25/37 (a)(e)	218	60
Class M5, 0.8288% 7/25/37 (a)(e)	109	25
Class M6, 1.0288% 7/25/37 (a)(e)	84	22
Series 2007-4A:
Class B1, 2.7788% 9/25/37 (a)(e)	130	14
Class B2, 3.6788% 9/25/37 (a)(e)	483	48
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.0744% 5/15/35 (a)(e)(f)	23,894	807
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,100
Class F, 7.734% 1/15/32	600	594
COMM pass-thru certificates sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	5,000	4,577
GS Mortgage Securities Corp. II Series 2001-LIBA Class E, 6.733% 2/14/16 (a)	1,525	1,610
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A4, 5.8051% 8/10/45 (e)	4,000	3,564
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	240	222
Series 2004-C2 Class XCP, 1.0507% 3/15/36 (a)(e)(f)	62,797	612
Series 2007-C1 Class XCP, 0.4741% 2/15/40 (e)(f)	13,352	183
LB-UBS Westfield Trust:
Series 2001-WM Class B, 6.647% 7/14/16 (a)	500	517
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Westfield Trust: - continued
Series 2001-WM, 6.754% 7/14/16 (a)	$ 500	$ 508
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	148
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 10.706% 4/4/27 (e)	3,020	3,025
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $28,191)		23,646
Cash Equivalents - 6.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.1%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) #	$ 5,907	5,907
0.12%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) #	56,506	56,505
TOTAL CASH EQUIVALENTS (Cost $62,412)		62,412
TOTAL INVESTMENT PORTFOLIO - 140.5% (Cost $1,317,927)		1,331,029
NET OTHER ASSETS - (40.5)%		(383,522)
NET ASSETS - 100%		$ 947,507
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Index Contracts
29 CBOT 2 Year U.S. Treasury Notes Index Contracts	July 2010	$ 6,306	$ (13)

The face value of futures sold as a percentage of net assets - 0.7%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4175% with Credit Suisse First Boston	Oct. 2011	$ 10,000	$ (143)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.8025% with JPMorgan Chase, Inc.	Oct. 2014	14,330	(364)
Receive semi-annually a fixed rate equal to 4.245% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2039	3,600	(42)
		$ 27,930	$ (549)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,998,000 or 7.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $55,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,907,000 due 3/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 2,594
Banc of America Securities LLC	958
Barclays Capital, Inc.	2,355
$ 5,907
$56,505,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 37,817
HSBC Securities (USA), Inc.	5,443
ING Financial Markets LLC	544
J.P. Morgan Securities, Inc.	3,629
Mizuho Securities USA, Inc.	8,165
RBC Capital Markets Corp.	907
$ 56,505
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 995,318	$ -	$ 995,318	$ -
Asset-Backed Securities	109,992	-	99,449	10,543
Collateralized Mortgage Obligations	139,661	-	138,979	682
Commercial Mortgage Securities	23,646	-	22,528	1,118
Cash Equivalents	62,412	-	62,412	-
Total Investments in Securities:	$ 1,331,029	$ -	$ 1,318,686	$ 12,343
Derivative Instruments:
Liabilities
Futures Contracts	$ (13)	$ (13)	$ -	$ -
Swap Agreements	(549)	-	(549)	-
Total Liabilities	$ (562)	$ (13)	$ (549)	$ -
Other Financial Instruments: Forward Commitments	$ (411)	$ -	$ (411)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 10,215
Total Realized Gain (Loss)	(84)
Total Unrealized Gain (Loss)	3,226
Cost of Purchases	123
Proceeds of Sales	(1,089)
Amortization/Accretion	(329)
Transfers in/out of Level 3	281
Ending Balance	$ 12,343
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 3,525

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (13)
Swap Agreements (b)	-	(549)
Total Value of Derivatives	$ -	$ (562)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $119,650,000 of which $2,470,000, $14,312,000, $3,550,000, $14,493,000 and $84,825,000 will expire on August 31, 2013, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $15,571,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $62,412) - See accompanying schedule: Unaffiliated issuers (cost $1,317,927)		$ 1,331,029
Commitment to sell securities on a delayed delivery basis	$ (151,146)
Receivable for securities sold on a delayed delivery basis	150,735	(411)
Receivable for investments sold Regular delivery		11,777
Delayed delivery		7,515
Receivable for swap agreements		188
Receivable for fund shares sold		603
Interest receivable		4,155
Other receivables		115
Total assets		1,354,971

Liabilities
Payable to custodian bank	$ 4
Payable for investments purchased Regular delivery	39,274
Delayed delivery	365,823
Payable for swap agreements	40
Payable for fund shares redeemed	939
Distributions payable	305
Unrealized depreciation on swap agreements	549
Accrued management fee	249
Distribution fees payable	44
Payable for daily variation on futures contracts	4
Other affiliated payables	118
Other payables and accrued expenses	115
Total liabilities		407,464

Net Assets		$ 947,507
Net Assets consist of:
Paid in capital		$ 1,069,519
Distributions in excess of net investment income		(9,792)
Accumulated undistributed net realized gain (loss) on investments		(124,349)
Net unrealized appreciation (depreciation) on investments		12,129
Net Assets		$ 947,507

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($57,470 ÷ 5,434.6 shares)	$ 10.57

Maximum offering price per share (100/96.00 of $10.57)	$ 11.01
Class T: Net Asset Value and redemption price per share ($38,269 ÷ 3,612.5 shares)	$ 10.59

Maximum offering price per share (100/96.00 of $10.59)	$ 11.03
Class B: Net Asset Value and offering price per share ($11,481 ÷ 1,085.8 shares)A	$ 10.57

Class C: Net Asset Value and offering price per share ($18,555 ÷ 1,757.0 shares)A	$ 10.56

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($814,651 ÷ 76,867.4 shares)	$ 10.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,081 ÷ 670.3 shares)	$ 10.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)

Investment Income
Interest		$ 21,763

Expenses
Management fee	$ 1,522
Transfer agent fees	560
Distribution fees	275
Fund wide operations fee	162
Independent trustees' compensation	2
Miscellaneous	2
Total expenses		2,523
Net investment income		19,240
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,612
Futures contracts	(121)
Swap agreements	424
Total net realized gain (loss)		11,915
Change in net unrealized appreciation (depreciation) on: Investment securities	12,396
Futures contracts	4
Swap agreements	(790)
Delayed delivery commitments	83
Total change in net unrealized appreciation (depreciation)		11,693
Net gain (loss)		23,608
Net increase (decrease) in net assets resulting from operations		$ 42,848

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 19,240	$ 51,303
Net realized gain (loss)	11,915	5,141
Change in net unrealized appreciation (depreciation)	11,693	21,339
Net increase (decrease) in net assets resulting from operations	42,848	77,783
Distributions to shareholders from net investment income	(25,099)	(50,530)
Share transactions - net increase (decrease)	(42,724)	(238,081)
Total increase (decrease) in net assets	(24,975)	(210,828)

Net Assets
Beginning of period	972,482	1,183,310
End of period (including distributions in excess of net investment income of $9,792 and distributions in excess of net investment income of $3,933, respectively)	$ 947,507	$ 972,482

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 H	2005 J	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30
Income from Investment Operations
Net investment income E	.194	.464	.467	.521	.404	.408	.365
Net realized and unrealized gain (loss)	.254	.283	(.461)	(.401)	(.021)	(.267)	.181
Total from investment operations	.448	.747	.006	.120	.383	.141	.546
Distributions from net investment income	(.258)	(.457)	(.486)	(.520)	(.403)	(.421)	(.366)
Distributions from net realized gain	-	-	-	-	-	(.060)	(.150)
Total distributions	(.258)	(.457)	(.486)	(.520)	(.403)	(.481)	(.516)
Net asset value, end of period	$ 10.57	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33
Total Return B, C, D	4.36%	7.63%	.06%	1.04%	3.56%	1.26%	4.97%
Ratios to Average Net Assets F, I
Expenses before reductions	.84% A	.84%	.85%	.79%	.74% A	.82%	.86%
Expenses net of fee waivers, if any	.84% A	.84%	.85%	.79%	.74% A	.82%	.86%
Expenses net of all reductions	.84% A	.84%	.85%	.78%	.74% A	.82%	.86%
Net investment income	3.72% A	4.59%	4.52%	4.77%	4.44% A	3.65%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 57	$ 47	$ 39	$ 54	$ 54	$ 50	$ 55
Portfolio turnover rate G	498% A	476%	397%	409%	232% A	183%	204%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 H	2005 J	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31
Income from Investment Operations
Net investment income E	.195	.466	.470	.519	.399	.400	.353
Net realized and unrealized gain (loss)	.255	.282	(.462)	(.403)	(.012)	(.268)	.181
Total from investment operations	.450	.748	.008	.116	.387	.132	.534
Distributions from net investment income	(.260)	(.458)	(.488)	(.516)	(.397)	(.412)	(.354)
Distributions from net realized gain	-	-	-	-	-	(.060)	(.150)
Total distributions	(.260)	(.458)	(.488)	(.516)	(.397)	(.472)	(.504)
Net asset value, end of period	$ 10.59	$ 10.40	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34
Total Return B, C, D	4.36%	7.62%	.07%	1.01%	3.59%	1.18%	4.86%
Ratios to Average Net Assets F, I
Expenses before reductions	.82% A	.83%	.83%	.82%	.81% A	.89%	.96%
Expenses net of fee waivers, if any	.82% A	.83%	.83%	.82%	.81% A	.89%	.96%
Expenses net of all reductions	.82% A	.83%	.83%	.82%	.81% A	.89%	.96%
Net investment income	3.74% A	4.60%	4.53%	4.73%	4.37% A	3.57%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 40	$ 41	$ 68	$ 89	$ 126	$ 131
Portfolio turnover rate G	498% A	476%	397%	409%	232% A	183%	204%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 H	2005 J	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30
Income from Investment Operations
Net investment income E	.159	.398	.400	.443	.336	.323	.278
Net realized and unrealized gain (loss)	.254	.283	(.461)	(.401)	(.022)	(.257)	.172
Total from investment operations	.413	.681	(.061)	.042	.314	.066	.450
Distributions from net investment income	(.223)	(.391)	(.419)	(.442)	(.334)	(.336)	(.280)
Distributions from net realized gain	-	-	-	-	-	(.060)	(.150)
Total distributions	(.223)	(.391)	(.419)	(.442)	(.334)	(.396)	(.430)
Net asset value, end of period	$ 10.57	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32
Total Return B, C, D	4.01%	6.93%	(.58)%	.32%	2.91%	.58%	4.08%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51% A	1.50%	1.50%	1.50%	1.50% A	1.58%	1.63%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50%	1.50%	1.50% A	1.58%	1.63%
Expenses net of all reductions	1.51% A	1.50%	1.50%	1.50%	1.50% A	1.58%	1.63%
Net investment income	3.04% A	3.93%	3.86%	4.05%	3.68% A	2.89%	2.48%
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 19	$ 32	$ 50	$ 74	$ 101	$ 134
Portfolio turnover rate G	498% A	476%	397%	409%	232% A	183%	204%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 H	2005 J	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29
Income from Investment Operations
Net investment income E	.157	.390	.389	.434	.328	.316	.273
Net realized and unrealized gain (loss)	.255	.284	(.459)	(.401)	(.021)	(.257)	.172
Total from investment operations	.412	.674	(.070)	.033	.307	.059	.445
Distributions from net investment income	(.222)	(.384)	(.410)	(.433)	(.327)	(.329)	(.275)
Distributions from net realized gain	-	-	-	-	-	(.060)	(.150)
Total distributions	(.222)	(.384)	(.410)	(.433)	(.327)	(.389)	(.425)
Net asset value, end of period	$ 10.56	$ 10.37	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31
Total Return B, C, D	4.00%	6.86%	(.68)%	.25%	2.85%	.52%	4.04%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55% A	1.57%	1.60%	1.58%	1.57% A	1.64%	1.68%
Expenses net of fee waivers, if any	1.55% A	1.57%	1.60%	1.58%	1.57% A	1.64%	1.68%
Expenses net of all reductions	1.55% A	1.57%	1.60%	1.58%	1.57% A	1.64%	1.68%
Net investment income	3.01% A	3.86%	3.77%	3.97%	3.61% A	2.82%	2.42%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 18	$ 15	$ 23	$ 31	$ 41	$ 58
Portfolio turnover rate G	498% A	476%	397%	409%	232% A	183%	204%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 G	2005 I	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31
Income from Investment Operations
Net investment income D	.214	.505	.509	.559	.432	.438	.390
Net realized and unrealized gain (loss)	.255	.292	(.462)	(.403)	(.023)	(.257)	.183
Total from investment operations	.469	.797	.047	.156	.409	.181	.573
Distributions from net investment income	(.279)	(.497)	(.527)	(.556)	(.429)	(.451)	(.393)
Distributions from net realized gain	-	-	-	-	-	(.060)	(.150)
Total distributions	(.279)	(.497)	(.527)	(.556)	(.429)	(.511)	(.543)
Net asset value, end of period	$ 10.60	$ 10.41	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34
Total Return B, C	4.55%	8.14%	.46%	1.38%	3.80%	1.61%	5.21%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.45%	.45% A	.55%	.62%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45% A	.55%	.62%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45% A	.55%	.62%
Net investment income	4.10% A	4.99%	4.91%	5.10%	4.73% A	3.91%	3.48%
Supplemental Data
Net assets, end of period (in millions)	$ 815	$ 838	$ 1,049	$ 1,446	$ 1,612	$ 1,807	$ 1,525
Portfolio turnover rate F	498% A	476%	397%	409%	232% A	183%	204%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 G	2005 I	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29
Income from Investment Operations
Net investment income D	.211	.496	.499	.548	.424	.432	.387
Net realized and unrealized gain (loss)	.255	.284	(.461)	(.411)	(.011)	(.266)	.182
Total from investment operations	.466	.780	.038	.137	.413	.166	.569
Distributions from net investment income	(.276)	(.490)	(.518)	(.547)	(.423)	(.446)	(.389)
Distributions from net realized gain	-	-	-	-	-	(.060)	(.150)
Total distributions	(.276)	(.490)	(.518)	(.547)	(.423)	(.506)	(.539)
Net asset value, end of period	$ 10.56	$ 10.37	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32
Total Return B, C	4.53%	7.98%	.37%	1.20%	3.85%	1.48%	5.19%
Ratios to Average Net Assets E, H
Expenses before reductions	.51% A	.52%	.54%	.53%	.52% A	.60%	.66%
Expenses net of fee waivers, if any	.51% A	.52%	.54%	.53%	.52% A	.60%	.66%
Expenses net of all reductions	.51% A	.52%	.54%	.53%	.52% A	.60%	.66%
Net investment income	4.05% A	4.92%	4.83%	5.02%	4.66% A	3.87%	3.45%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 10	$ 7	$ 10	$ 14	$ 16	$ 13
Portfolio turnover rate F	498% A	476%	397%	409%	232% A	183%	204%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed

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2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 34,729
Gross unrealized depreciation	(21,632)
Net unrealized appreciation (depreciation)	$ 13,097

Tax cost	$ 1,317,932

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain

Semiannual Report

4. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	$ (121)	$ 4
Swap Agreements	424	(790)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 303	$ (786)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(121) for futures contract sand $424 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $4 for futures contracts and $(790) for swap agreements.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $128,338 and $47,692, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 66	$ 3
Class T	-%	.25%	48	-
Class B	.65%	.25%	68	50
Class C	.75%	.25%	93	16
			$ 275	$ 69

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3
Class T	1
Class B*	6
Class C*	-
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Funds's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 61.23
Class T	41.21
Class B	19.25
Class C	17.19
Fidelity Mortgage Securities Fund	414.10
Institutional Class	8.16
	$ 560

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009
From net investment income
Class A	$ 1,316	$ 1,983
Class T	954	1,853
Class B	321	978
Class C	392	620
Fidelity Mortgage Securities Fund	21,845	44,678
Institutional Class	271	418
Total	$ 25,099	$ 50,530

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Class A
Shares sold	1,474	2,474	$ 15,544	$ 24,968
Reinvestment of distributions	105	165	1,099	1,668
Shares redeemed	(687)	(1,982)	(7,222)	(20,013)
Net increase (decrease)	892	657	$ 9,421	$ 6,623
Class T
Shares sold	351	1,301	$ 3,698	$ 13,201
Reinvestment of distributions	84	171	884	1,730
Shares redeemed	(680)	(1,650)	(7,159)	(16,700)
Net increase (decrease)	(245)	(178)	$ (2,577)	$ (1,769)
Class B
Shares sold	54	206	$ 563	$ 2,067
Reinvestment of distributions	25	81	268	816
Shares redeemed	(809)	(1,630)	(8,507)	(16,469)
Net increase (decrease)	(730)	(1,343)	$ (7,676)	$ (13,586)
Class C
Shares sold	215	763	$ 2,256	$ 7,725
Reinvestment of distributions	29	46	300	464
Shares redeemed	(200)	(595)	(2,095)	(6,012)
Net increase (decrease)	44	214	$ 461	$ 2,177

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Fidelity Mortgage Securities Fund
Shares sold	5,038	12,549	$ 53,139	$ 127,161
Reinvestment of distributions	1,875	4,064	19,753	41,091
Shares redeemed	(10,611)	(39,799)	(111,857)	(402,497)
Net increase (decrease)	(3,698)	(23,186)	$ (38,965)	$ (234,245)
Institutional Class
Shares sold	80	768	$ 855	$ 7,757
Reinvestment of distributions	15	28	155	287
Shares redeemed	(416)	(529)	(4,398)	(5,325)
Net increase (decrease)	(321)	267	$ (3,388)	$ 2,719

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Mortgage Securities (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Mortgage Securities Fund (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Mortgage Securities Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Mortgage Securities Fund (retail class) of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mortgage Securities Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Mortgage Securities (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Mortgage Securities (retail class) to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class, and Fidelity Mortgage Securities Fund (retail class) ranked below its competitive median for 2008 and the total expenses of Class C ranked equal to its competitive median for 2008.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Semiannual Report

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AMORI-USAN-0410
1.784899.107

Fidelity
Mortgage Securities
Fund

(A Class of Fidelity® Advisor Mortgage
Securities Fund)

Semiannual Report

February 28, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Class A	.84%
Actual		$ 1,000.00	$ 1,043.60	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21
Class T	.82%
Actual		$ 1,000.00	$ 1,043.60	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Class B	1.51%
Actual		$ 1,000.00	$ 1,040.10	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.55%
Actual		$ 1,000.00	$ 1,040.00	$ 7.84
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,045.50	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,045.30	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2010
	% of fund's investments	% of fund's investments 6 months ago
Less than 0.01%	0.5	0.6
0.01 - 0.99%	6.4	4.4
1 - 1.99%	1.7	0.3
2 - 2.99%	1.0	0.4
3 - 3.99%	1.3	0.5
4 - 4.99%	24.0	18.0
5 - 5.99%	37.5	40.4
6 - 6.99%	19.0	26.0
7% and over	3.9	4.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2010
6 months ago
Years	4.0	4.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	2.8	2.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010*		As of August 31, 2009**
	Mortgage Securities 105.1%		Mortgage Securities 99.2%
	CMOs and Other Mortgage Related Securities 17.2%		CMOs and Other Mortgage Related Securities 15.8%
	Asset-Backed Securities 11.6%		Asset-Backed Securities 4.3%
	Short-Term Investments and Net Other Assets † (33.9)%		Short-Term Investments and Net Other Assets† (19.3)%
* Foreign investments	0.9%	** Foreign investments	0.6%
* Futures and Swaps	(1.5)%	** Futures and Swaps	1.4%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 105.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 67.4%
2.799% 10/1/33 (e)	$ 104	$ 108
2.914% 11/1/36 (e)	2,211	2,298
3.047% 7/1/35 (e)	765	792
3.173% 3/1/35 (e)	71	73
3.265% 9/1/34 (e)	873	901
3.36% 1/1/40 (e)	2,987	3,058
3.419% 1/1/35 (e)	486	501
3.451% 8/1/35 (e)	602	623
3.518% 4/1/35 (e)	322	335
3.704% 11/1/36 (e)	111	115
3.739% 3/1/34 (e)	1,380	1,421
3.9% 9/1/36 (e)	766	795
4% 9/1/24	817	835
4% 3/1/25 (b)	33,500	34,185
4% 3/1/25 (b)	10,000	10,205
4% 3/1/25 (b)	3,000	3,061
4.06% 7/1/35 (e)	141	146
4.288% 6/1/36 (e)	116	120
4.372% 10/1/37 (e)	53	55
4.43% 3/1/35 (e)	193	200
4.5% 5/1/23 to 2/1/40 (b)	113,276	114,806
4.5% 3/1/25 (b)	5,000	5,205
4.5% 3/1/25 (b)	10,000	10,410
4.5% 1/1/40 (b)	219	222
4.5% 3/1/40 (b)(c)	28,000	28,306
4.53% 9/1/35 (e)	792	823
4.717% 11/1/35 (e)	800	834
4.784% 2/1/37 (e)	1,439	1,501
4.989% 7/1/35 (e)	33	35
5% 9/1/16 to 1/1/40	73,611	76,915
5% 3/1/25 (b)	2,600	2,741
5% 3/1/25 (b)	5,500	5,798
5% 3/1/40 (b)(c)	9,000	9,328
5% 3/1/40 (b)	23,500	24,355
5% 3/1/40 (b)	6,000	6,218
5% 3/1/40 (b)	19,000	19,691
5.155% 7/1/35 (e)	339	348
5.344% 6/1/36 (e)	1,547	1,631
5.353% 7/1/35 (e)	643	678
5.5% 6/1/11 to 2/1/40	99,557	105,483
5.5% 1/1/40 (b)(c)	15,500	16,527
5.5% 1/1/40 (b)(c)	6,000	6,398
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 3/1/40 (b)(c)	$ 5,000	$ 5,264
5.5% 3/1/40 (b)(c)	8,500	8,950
5.573% 10/1/36 (e)	285	300
5.845% 3/1/36 (e)	1,252	1,315
5.859% 3/1/36 (e)	1,569	1,654
5.869% 5/1/36 (e)	418	439
5.937% 9/1/36 (e)	405	427
5.951% 4/1/36 (e)	397	417
5.997% 4/1/36 (e)	3,862	4,050
6% 3/1/11 to 11/1/37	56,430	61,087
6% 3/1/40 (b)(c)	1,250	1,326
6% 3/1/40 (b)(c)	10,000	10,608
6% 4/1/40 (b)(c)	1,250	1,328
6% 5/1/40 (b)(c)	1,250	1,326
6.028% 9/1/36 (e)	482	508
6.041% 9/1/36 (e)	346	365
6.255% 8/1/46 (e)	219	231
6.294% 9/1/37 (e)	199	208
6.365% 5/1/36 (e)	1,178	1,237
6.451% 4/1/37 (e)	715	754
6.499% 12/1/36 (e)	201	212
6.5% 5/1/12 to 5/1/38	23,408	25,306
6.5% 3/1/40 (b)(c)	1,800	1,921
6.5% 4/1/40 (b)(c)	1,800	1,929
6.5% 5/1/40 (b)	800	857
6.555% 12/1/36 (e)	285	300
6.736% 5/1/37 (e)	31	32
6.861% 9/1/37 (e)	321	337
7% 12/1/15 to 5/1/30	3,697	4,009
7.091% 9/1/37 (e)	494	520
7.5% 8/1/22 to 9/1/32	2,127	2,346
8% 12/1/29 to 3/1/37	157	174
8.5% 1/1/16 to 7/1/31	207	234
9% 2/1/13 to 10/1/30	468	540
9.5% 7/1/16 to 8/1/22	64	73
12.25% 5/1/15	4	4
12.5% 8/1/15 to 3/1/16	15	18
12.75% 2/1/15	3	4
13.5% 9/1/14	3	3
		638,693
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 22.1%
2.42% 3/1/37 (e)	$ 1,458	$ 1,486
2.769% 3/1/35 (e)	384	391
2.813% 12/1/33 (e)	876	907
2.879% 11/1/35 (e)	817	850
2.977% 5/1/34 (e)	24	25
3.319% 10/1/33 (e)	1,088	1,134
3.391% 1/1/36 (e)	1,903	1,980
3.425% 3/1/35 (e)	152	156
3.845% 1/1/37 (e)	1,514	1,583
3.92% 4/1/37 (e)	259	269
4.021% 6/1/35 (e)	240	249
4.032% 6/1/33 (e)	1,539	1,608
4.237% 5/1/35 (e)	385	398
4.266% 4/1/34 (e)	51	53
4.786% 2/1/36 (e)	182	190
5% 7/1/33 to 9/1/39	43,136	44,989
5.138% 4/1/35 (e)	78	82
5.5% 10/1/17 to 1/1/38	32,405	34,556
5.5% 3/1/40 (b)(c)	19,000	20,085
5.5% 3/1/40 (b)	14,000	14,800
5.681% 10/1/35 (e)	185	194
5.705% 5/1/37 (e)	521	531
5.829% 6/1/37 (e)	1,224	1,266
6% 4/1/14 to 7/1/37	17,861	19,372
6% 3/1/40 (b)(c)	2,250	2,409
6% 3/1/40 (b)(c)	1,000	1,070
6% 3/1/40 (b)(c)	1,000	1,070
6% 3/1/40 (b)(c)	10,000	10,705
6.077% 4/1/37 (e)	442	466
6.097% 10/1/36 (e)	103	109
6.144% 3/1/36 (e)	2,164	2,282
6.182% 6/1/37 (e)	2,715	2,863
6.255% 7/1/36 (e)	477	503
6.41% 12/1/36 (e)	1,243	1,311
6.5% 4/1/11 to 3/1/37	19,418	21,196
6.5% 3/1/40 (b)	1,800	1,942
6.522% 6/1/37 (e)	126	132
6.532% 8/1/37 (e)	877	925
6.605% 6/1/36 (e)	261	275
6.62% 6/1/37 (e)	185	195
7% 6/1/21 to 9/1/36	5,317	5,715
7.168% 2/1/37 (e)	177	186
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
7.5% 11/1/10 to 7/1/34	$ 7,119	$ 7,841
7.518% 4/1/37 (e)	58	62
8% 11/1/16 to 1/1/37	215	239
8.5% 6/1/16 to 9/1/20	21	24
9% 9/1/16 to 5/1/21	150	168
10% 3/1/11 to 5/1/19	27	31
10.5% 2/1/16	1	2
12.5% 10/1/12 to 12/1/14	15	17
13% 12/1/13 to 6/1/15	43	48
		208,940
Government National Mortgage Association - 15.6%
4% 3/1/40 (b)	4,000	3,948
4% 3/1/40 (b)	6,000	5,922
4% 3/1/40 (b)	5,500	5,428
4.5% 5/15/39 to 8/15/39	16,040	16,325
4.5% 3/1/40 (b)	15,000	15,218
4.5% 3/1/40 (b)	9,000	9,131
4.5% 3/1/40 (b)(c)	10,000	10,156
4.5% 3/1/40 (b)(c)	7,300	7,414
4.5% 3/1/40 (b)	4,100	4,164
5% 9/20/33 to 5/15/36	4,192	4,400
5% 3/1/40 (b)	6,700	6,972
5% 3/1/40 (b)	3,000	3,122
5.5% 10/15/33 to 12/15/38	12,563	13,470
5.5% 3/1/40 (b)(c)	10,000	10,577
5.5% 3/1/40 (b)	14,450	15,284
6% 1/15/36	5,451	5,920
6.5% 5/15/28 to 7/15/36	4,883	5,371
7% 2/15/24 to 4/20/32	2,579	2,829
7.5% 9/15/16 to 4/15/32	923	1,017
8% 6/15/21 to 12/15/25	362	400
8.5% 8/15/16 to 10/15/28	496	557
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	50	58
		147,685
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $970,644)		995,318
Asset-Backed Securities - 11.6%
	Principal Amount (000s)	Value (000s)
Ally Master Owner Trust Series 2010-1 Class A, 1.9796% 1/15/15 (a)(e)	$ 7,000	$ 7,000
Bank of America Credit Card Master Trust:
Series 2007-B4 Class B4, 0.3219% 9/15/12 (e)	6,170	6,161
Series 2007-C2 Class C2, 0.5019% 9/17/12 (e)	5,000	4,989
Bear Stearns Asset Backed Securities I Trust Series 2006-HE1 Class 1A2, 0.4488% 12/25/35 (e)	2,232	2,060
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (e)	146	140
Capital Auto Receivables Asset Trust:
Series 2007-SN1 Class D, 6.05% 1/17/12	970	962
Series 2007-SN2 Class A4, 1.2619% 5/16/11 (a)(e)	10,000	10,021
Capital One Multi-Asset Execution Trust:
Series 2007-A3 Class A, 0.2319% 2/15/13 (e)	615	615
Series 2007-B4 Class B4, 0.3231% 2/15/13 (e)	5,000	4,994
Series 2008-A4 Class A4, 1.5319% 3/15/13 (e)	1,000	1,000
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3488% 1/25/37 (e)	0*	0*
Series 2007-11 Class 2A1, 0.2888% 6/25/47 (e)	2,811	2,720
Series 2007-4 Class A1A, 0.3513% 9/25/37 (e)	2,210	2,143
Series 2007-5 Class 2A1, 0.3288% 4/25/29 (e)	1,295	1,163
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	756
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	375
Ford Credit Floorplan Master Owner Trust Series 2010-1 Class A, 1.8822% 12/15/14 (a)(e)	1,800	1,808
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(e)	127	19
Series 2004-AR2 Class B1, 2.1288% 8/25/34 (e)	796	61
Series 2006-HE6 Class A1, 0.2588% 8/25/36 (e)	450	437
Series 2006-HE8 Class A2A, 0.2988% 1/25/37 (e)	258	252
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.2788% 3/25/37 (e)	19	17
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,977	8,453
MBNA Asset Backed Note Trust Series 2000-E Class C, 8.8% 10/15/12 (a)	5,000	5,072
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.2988% 7/25/37 (e)	153	146
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.6088% 8/25/35 (e)	3,668	3,461
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (f)	2,528	459
Series 2006-3 Class A1, 0.2588% 9/25/19 (e)	1,459	1,451
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-4 Class AIO, 6.35% 2/27/12 (f)	$ 4,205	$ 476
Series 2007-1 Class AIO, 7.27% 4/25/12 (f)	6,370	891
Series 2007-2 Class AIO, 6.7% 7/25/12 (f)	4,540	659
Ocala Funding LLC Series 2006-1A Class A, 1.6288% 3/20/11 (a)(e)	2,100	777
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (e)	120	114
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (e)	151	143
RAMP Trust Series 2006-RS4 Class A2, 0.3388% 7/25/36 (e)	898	877
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	366	304
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2988% 2/25/37 (e)	127	123
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9488% 1/25/36 (e)	500	10
Series 2006-FR4 Class A2A, 0.3088% 8/25/36 (e)	188	88
Series 2007-NC1 Class A2A, 0.2788% 12/25/36 (e)	100	95
Structured Asset Investment Loan Trust Series 2006-BNC3 Class A2, 0.2688% 9/25/36 (e)	874	861
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6588% 5/25/35 (e)	1,995	395
Series 2007-BC4 Class A3, 0.4788% 11/25/37 (e)	3,125	2,820
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3188% 6/25/37 (e)	3,947	3,317
Swift Master Auto Receivables Trust:
Series 2007-1 Class A, 0.3319% 6/15/12 (e)	5,000	4,982
Series 2007-2 Class A, 0.8819% 10/15/12 (e)	7,500	7,467
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	0
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	0
WaMu Master Note Trust:
Series 2007-A2 Class A2, 0.2619% 5/15/14 (a)(e)	600	599
Series 2007-B1 Class B1, 4.95% 3/17/14 (a)	18,145	18,186
Wells Fargo Home Equity Trust Series 2006-2 Class A2, 0.3288% 7/25/36 (e)	74	73
TOTAL ASSET-BACKED SECURITIES (Cost $118,145)		109,992
Collateralized Mortgage Obligations - 14.7%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 4.9%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 2.3775% 2/25/44 (e)	$ 2,301	$ 2,167
Banc of America Mortgage Securities, Inc.:
Series 2004-1 Class 2A2, 3.676% 10/25/34 (e)	1,353	1,180
Series 2004-A Class 2A2, 4.4789% 2/25/34 (e)	1,029	931
BCAP LLC Trust Series 2010-RR2 Class 5A1, 5% 4/26/12 (a)	5,250	5,227
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 4.371% 11/25/36 (e)	171	103
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 2.5564% 1/28/32 (a)(e)	207	139
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.009% 10/25/34 (e)	1,349	1,223
Fosse Master Issuer PLC floater:
Series 2006-1A Class C2, 0.7213% 10/18/54 (a)(e)	770	708
Series 2007-1A Class A2, 0.3313% 10/18/54 (a)(e)	815	810
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (a)(e)	1,675	1,522
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (a)(e)	2,520	2,400
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7788% 12/20/54 (e)	700	245
Series 2006-2 Class C1, 0.6988% 12/20/54 (e)	155	53
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (e)	940	320
Class 2C1, 0.6588% 12/20/54 (e)	500	170
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (e)	1,355	474
Granite Mortgages PLC floater Series 2003-3 Class 1B, 1.1488% 1/20/44 (e)	661	507
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.1298% 4/25/35 (e)	750	614
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.4688% 4/25/36 (e)	2,394	1,210
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (e)	889	365
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (e)	3,753	2,011
Morgan Stanley Resecuritization Trust floater Series 2010-F Class A, 0.4788% 6/17/13 (a)(e)	5,000	4,925
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (e)	610	592
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	532	456
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3948% 4/25/33 (e)	$ 710	$ 658
Series 2003-20 Class 1A1, 5.5% 7/25/33	796	796
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3506% 7/25/36 (e)	3,590	3,491
Series 2006-5 Class A1, 0.3488% 6/25/36 (e)	6,160	5,963
WaMu Mortgage pass-thru certificates Series 2005-AR16 Class 1A3, 5.0782% 12/25/35 (e)	2,065	1,555
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.9948% 11/25/34 (e)	3,773	3,479
Series 2005-AR2 Class 1A2, 3.6642% 3/25/35 (e)	521	255
Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (e)	223	195
Series 2006-AR8 Class 3A1, 5.2212% 4/25/36 (e)	2,429	2,054
TOTAL PRIVATE SPONSOR		46,798
U.S. Government Agency - 9.8%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	3,138	3,366
Class PZ, 6% 2/25/24	2,853	3,275
Series 1999-17 Class PG, 6% 4/25/29	4,053	4,415
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,226
Series 1993-165 Class SH, 19.0927% 9/25/23 (e)(h)	128	152
Series 2003-22 Class IO, 6% 4/25/33 (f)	3,104	606
Series 2003-26 Class KI, 5% 12/25/15 (f)	589	8
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	1,266	130
Series 2009-16 Class SA, 6.0213% 3/25/24 (e)(f)	3,742	335
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	1,837	231
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	2,946	2,477
Series 339 Class 29, 5.5% 7/1/18 (f)	1,364	170
Series 348 Class 14, 6.5% 8/1/34 (f)	733	152
Series 351:
Class 12, 5.5% 4/1/34 (f)	549	108
Class 13, 6% 3/1/34 (f)	697	134
Series 359, Class 19 6% 7/1/35 (f)	712	118
Series 384 Class 6, 5% 7/25/37 (f)	3,373	582
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2007-36 Class FG, 0.6288% 4/25/37 (e)	$ 2,397	$ 2,364
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	2,902	3,150
Series 1999-33 Class PK, 6% 7/25/29	1,903	2,073
Series 2001-52 Class YZ, 6.5% 10/25/31	176	194
Series 2001-63 Class TC, 6% 12/25/31	4,065	4,390
Series 2001-72 Class NZ, 6% 12/25/31	959	1,032
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,183
Series 2005-73 Class SA, 16.9553% 8/25/35 (e)	714	812
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	3,453	3,739
Series 2001-31 Class ZC, 6.5% 7/25/31	1,176	1,277
Series 2002-16 Class ZD, 6.5% 4/25/32	523	576
Series 2002-79 Class Z, 5.5% 11/25/22	2,064	2,212
Series 2003-80 Class CG, 6% 4/25/30	459	480
Series 2005-41 Class LA, 5.5% 5/25/35	3,065	3,260
Series 2003-21 Class SK, 7.8713% 3/25/33 (e)(f)(h)	614	117
Series 2003-3 Class HS, 7.4213% 9/25/16 (e)(f)(h)	22	1
Series 2003-35:
Class BS, 6.7713% 4/25/17 (e)(f)(h)	318	17
Class TQ, 7.2713% 5/25/18 (e)(f)	550	54
Series 2003-42:
Class HS, 6.8713% 12/25/17 (e)(f)(h)	4,729	412
Class SJ, 6.8213% 11/25/22 (e)(f)	624	50
Series 2003-48 Class HI, 5% 11/25/17 (f)	1,939	135
Series 2004-54 Class SW, 5.7713% 6/25/33 (e)(f)(h)	2,810	263
Series 2005-104 Class NI, 6.4713% 3/25/35 (e)(f)	5,399	685
Series 2006-4 Class IT, 6% 10/25/35 (f)	316	22
Series 2007-36:
Class GO, 4/25/37 (g)	384	335
Class SG, 6.3713% 4/25/37 (e)(f)(h)	4,976	660
Series 2007-57 Class SA, 39.2475% 6/25/37 (e)(h)	2,582	4,257
Series 2007-66:
Class FB, 0.6288% 7/25/37 (e)	3,826	3,810
Class SB, 38.2275% 7/25/37 (e)(h)	705	1,165
Series 2010-12 Class AI, 5% 12/25/18 (f)	5,393	671
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (e)	$ 123	$ 117
Class GY, 0% 5/15/37 (e)	156	157
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	3,630	3,940
Series 2104 Class PG, 6% 12/15/28	1,147	1,246
Series 2162 Class PH, 6% 6/15/29	380	411
Series 70 Class C, 9% 9/15/20	79	87
sequential payer Series 2114 Class ZM, 6% 1/15/29	525	572
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,284	1,417
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (e)	283	263
Series 3129 Class MF, 0% 7/15/34 (e)	183	175
Series 3222 Class HF, 0% 9/15/36 (e)	284	259
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,470	1,593
Series 2154 Class PT, 6% 5/15/29	2,219	2,405
Series 2435 Class VG, 6% 2/15/13	505	514
Series 2520 Class BE, 6% 11/15/32	1,970	2,153
Series 2585 Class KS, 7.3694% 3/15/23 (e)(f)(h)	325	35
Series 2590 Class YR, 5.5% 9/15/32 (f)	135	18
Series 2802 Class OB, 6% 5/15/34 (d)	3,375	3,721
Series 2810 Class PD, 6% 6/15/33	2,540	2,741
Series 3077 Class TO, 4/15/35 (g)	3,518	2,887
Series 3122 Class DS, 6.4694% 3/15/36 (e)(f)	3,091	451
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,569	1,707
Series 2274 Class ZM, 6.5% 1/15/31	610	662
Series 2281 Class ZB, 6% 3/15/30	690	746
Series 2502 Class ZC, 6% 9/15/32	1,800	1,945
Series 2564 Class ES, 7.3694% 2/15/22 (e)(f)(h)	349	17
Series 2575 Class ID, 5.5% 8/15/22 (f)	77	7
Series 2817 Class SD, 6.8194% 7/15/30 (e)(f)(h)	913	67
Series 3097 Class IA, 5.5% 3/15/33 (f)	2,740	376
Series 1658 Class GZ, 7% 1/15/24	1,727	1,908
Series 2587 Class IM, 6.5% 3/15/33 (f)	1,045	192
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2844:
Class SC, 45.3009% 8/15/24 (e)(h)	$ 74	$ 133
Class SD, 83.4518% 8/15/24 (e)(h)	108	273
Series 2957 Class SW, 5.7694% 4/15/35 (e)(f)	4,641	518
Series 3002 Class SN, 6.2694% 7/15/35 (e)(f)(h)	4,582	564
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,442	1,555
Series 2004-32 Class GS, 6.2681% 5/16/34 (e)(f)(h)	1,050	150
TOTAL U.S. GOVERNMENT AGENCY		92,863
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $138,535)		139,661
Commercial Mortgage Securities - 2.5%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4967% 2/14/43 (e)	4,300	4,592
Class PS1, 1.5186% 2/14/43 (e)(f)	12,242	440
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (a)(e)	233	40
Class B2, 1.5788% 10/25/36 (a)(e)	152	23
Class B3, 2.8288% 10/25/36 (a)(e)	273	41
Class M4, 0.6588% 10/25/36 (a)(e)	233	62
Class M5, 0.7088% 10/25/36 (a)(e)	296	71
Class M6, 0.7888% 10/25/36 (a)(e)	575	115
Series 2006-4A:
Class B1, 0.9288% 12/25/36 (a)(e)	90	22
Class B2, 1.4788% 12/25/36 (a)(e)	87	18
Class B3, 2.6788% 12/25/36 (a)(e)	160	30
Series 2007-1:
Class B1, 0.8988% 3/25/37 (a)(e)	136	26
Class B2, 1.3788% 3/25/37 (a)(e)	99	16
Class B3, 3.5788% 3/25/37 (a)(e)	282	37
Class M1, 0.4988% 3/25/37 (a)(e)	114	45
Class M2, 0.5188% 3/25/37 (a)(e)	88	31
Class M3, 0.5488% 3/25/37 (a)(e)	77	24
Class M4, 0.5988% 3/25/37 (a)(e)	59	16
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class M5, 0.6488% 3/25/37 (a)(e)	$ 95	$ 24
Class M6, 0.7288% 3/25/37 (a)(e)	136	30
Series 2007-2A:
Class B1, 1.8288% 7/25/37 (a)(e)	109	17
Class B2, 2.4788% 7/25/37 (a)(e)	92	15
Class B3, 3.5788% 7/25/37 (a)(e)	105	15
Class M4, 0.8788% 7/25/37 (a)(e)	134	29
Class M5, 0.9788% 7/25/37 (a)(e)	121	24
Class M6, 1.2288% 7/25/37 (a)(e)	151	26
Series 2007-3:
Class B1, 1.1788% 7/25/37 (a)(e)	91	20
Class B2, 1.8288% 7/25/37 (a)(e)	239	43
Class B3, 4.2288% 7/25/37 (a)(e)	123	19
Class M1, 0.5388% 7/25/37 (a)(e)	81	29
Class M2, 0.5688% 7/25/37 (a)(e)	84	28
Class M3, 0.5988% 7/25/37 (a)(e)	137	42
Class M4, 0.7288% 7/25/37 (a)(e)	218	60
Class M5, 0.8288% 7/25/37 (a)(e)	109	25
Class M6, 1.0288% 7/25/37 (a)(e)	84	22
Series 2007-4A:
Class B1, 2.7788% 9/25/37 (a)(e)	130	14
Class B2, 3.6788% 9/25/37 (a)(e)	483	48
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.0744% 5/15/35 (a)(e)(f)	23,894	807
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,100
Class F, 7.734% 1/15/32	600	594
COMM pass-thru certificates sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	5,000	4,577
GS Mortgage Securities Corp. II Series 2001-LIBA Class E, 6.733% 2/14/16 (a)	1,525	1,610
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A4, 5.8051% 8/10/45 (e)	4,000	3,564
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	240	222
Series 2004-C2 Class XCP, 1.0507% 3/15/36 (a)(e)(f)	62,797	612
Series 2007-C1 Class XCP, 0.4741% 2/15/40 (e)(f)	13,352	183
LB-UBS Westfield Trust:
Series 2001-WM Class B, 6.647% 7/14/16 (a)	500	517
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Westfield Trust: - continued
Series 2001-WM, 6.754% 7/14/16 (a)	$ 500	$ 508
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	148
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 10.706% 4/4/27 (e)	3,020	3,025
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $28,191)		23,646
Cash Equivalents - 6.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.1%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) #	$ 5,907	5,907
0.12%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) #	56,506	56,505
TOTAL CASH EQUIVALENTS (Cost $62,412)		62,412
TOTAL INVESTMENT PORTFOLIO - 140.5% (Cost $1,317,927)		1,331,029
NET OTHER ASSETS - (40.5)%		(383,522)
NET ASSETS - 100%		$ 947,507
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Index Contracts
29 CBOT 2 Year U.S. Treasury Notes Index Contracts	July 2010	$ 6,306	$ (13)

The face value of futures sold as a percentage of net assets - 0.7%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4175% with Credit Suisse First Boston	Oct. 2011	$ 10,000	$ (143)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.8025% with JPMorgan Chase, Inc.	Oct. 2014	14,330	(364)
Receive semi-annually a fixed rate equal to 4.245% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2039	3,600	(42)
		$ 27,930	$ (549)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,998,000 or 7.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $55,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,907,000 due 3/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 2,594
Banc of America Securities LLC	958
Barclays Capital, Inc.	2,355
$ 5,907
$56,505,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 37,817
HSBC Securities (USA), Inc.	5,443
ING Financial Markets LLC	544
J.P. Morgan Securities, Inc.	3,629
Mizuho Securities USA, Inc.	8,165
RBC Capital Markets Corp.	907
$ 56,505
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 995,318	$ -	$ 995,318	$ -
Asset-Backed Securities	109,992	-	99,449	10,543
Collateralized Mortgage Obligations	139,661	-	138,979	682
Commercial Mortgage Securities	23,646	-	22,528	1,118
Cash Equivalents	62,412	-	62,412	-
Total Investments in Securities:	$ 1,331,029	$ -	$ 1,318,686	$ 12,343
Derivative Instruments:
Liabilities
Futures Contracts	$ (13)	$ (13)	$ -	$ -
Swap Agreements	(549)	-	(549)	-
Total Liabilities	$ (562)	$ (13)	$ (549)	$ -
Other Financial Instruments: Forward Commitments	$ (411)	$ -	$ (411)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 10,215
Total Realized Gain (Loss)	(84)
Total Unrealized Gain (Loss)	3,226
Cost of Purchases	123
Proceeds of Sales	(1,089)
Amortization/Accretion	(329)
Transfers in/out of Level 3	281
Ending Balance	$ 12,343
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 3,525

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (13)
Swap Agreements (b)	-	(549)
Total Value of Derivatives	$ -	$ (562)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $119,650,000 of which $2,470,000, $14,312,000, $3,550,000, $14,493,000 and $84,825,000 will expire on August 31, 2013, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $15,571,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $62,412) - See accompanying schedule: Unaffiliated issuers (cost $1,317,927)		$ 1,331,029
Commitment to sell securities on a delayed delivery basis	$ (151,146)
Receivable for securities sold on a delayed delivery basis	150,735	(411)
Receivable for investments sold Regular delivery		11,777
Delayed delivery		7,515
Receivable for swap agreements		188
Receivable for fund shares sold		603
Interest receivable		4,155
Other receivables		115
Total assets		1,354,971

Liabilities
Payable to custodian bank	$ 4
Payable for investments purchased Regular delivery	39,274
Delayed delivery	365,823
Payable for swap agreements	40
Payable for fund shares redeemed	939
Distributions payable	305
Unrealized depreciation on swap agreements	549
Accrued management fee	249
Distribution fees payable	44
Payable for daily variation on futures contracts	4
Other affiliated payables	118
Other payables and accrued expenses	115
Total liabilities		407,464

Net Assets		$ 947,507
Net Assets consist of:
Paid in capital		$ 1,069,519
Distributions in excess of net investment income		(9,792)
Accumulated undistributed net realized gain (loss) on investments		(124,349)
Net unrealized appreciation (depreciation) on investments		12,129
Net Assets		$ 947,507

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($57,470 ÷ 5,434.6 shares)	$ 10.57

Maximum offering price per share (100/96.00 of $10.57)	$ 11.01
Class T: Net Asset Value and redemption price per share ($38,269 ÷ 3,612.5 shares)	$ 10.59

Maximum offering price per share (100/96.00 of $10.59)	$ 11.03
Class B: Net Asset Value and offering price per share ($11,481 ÷ 1,085.8 shares)A	$ 10.57

Class C: Net Asset Value and offering price per share ($18,555 ÷ 1,757.0 shares)A	$ 10.56

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($814,651 ÷ 76,867.4 shares)	$ 10.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,081 ÷ 670.3 shares)	$ 10.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)

Investment Income
Interest		$ 21,763

Expenses
Management fee	$ 1,522
Transfer agent fees	560
Distribution fees	275
Fund wide operations fee	162
Independent trustees' compensation	2
Miscellaneous	2
Total expenses		2,523
Net investment income		19,240
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,612
Futures contracts	(121)
Swap agreements	424
Total net realized gain (loss)		11,915
Change in net unrealized appreciation (depreciation) on: Investment securities	12,396
Futures contracts	4
Swap agreements	(790)
Delayed delivery commitments	83
Total change in net unrealized appreciation (depreciation)		11,693
Net gain (loss)		23,608
Net increase (decrease) in net assets resulting from operations		$ 42,848

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 19,240	$ 51,303
Net realized gain (loss)	11,915	5,141
Change in net unrealized appreciation (depreciation)	11,693	21,339
Net increase (decrease) in net assets resulting from operations	42,848	77,783
Distributions to shareholders from net investment income	(25,099)	(50,530)
Share transactions - net increase (decrease)	(42,724)	(238,081)
Total increase (decrease) in net assets	(24,975)	(210,828)

Net Assets
Beginning of period	972,482	1,183,310
End of period (including distributions in excess of net investment income of $9,792 and distributions in excess of net investment income of $3,933, respectively)	$ 947,507	$ 972,482

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 H	2005 J	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33	$ 11.30
Income from Investment Operations
Net investment income E	.194	.464	.467	.521	.404	.408	.365
Net realized and unrealized gain (loss)	.254	.283	(.461)	(.401)	(.021)	(.267)	.181
Total from investment operations	.448	.747	.006	.120	.383	.141	.546
Distributions from net investment income	(.258)	(.457)	(.486)	(.520)	(.403)	(.421)	(.366)
Distributions from net realized gain	-	-	-	-	-	(.060)	(.150)
Total distributions	(.258)	(.457)	(.486)	(.520)	(.403)	(.481)	(.516)
Net asset value, end of period	$ 10.57	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33
Total Return B, C, D	4.36%	7.63%	.06%	1.04%	3.56%	1.26%	4.97%
Ratios to Average Net Assets F, I
Expenses before reductions	.84% A	.84%	.85%	.79%	.74% A	.82%	.86%
Expenses net of fee waivers, if any	.84% A	.84%	.85%	.79%	.74% A	.82%	.86%
Expenses net of all reductions	.84% A	.84%	.85%	.78%	.74% A	.82%	.86%
Net investment income	3.72% A	4.59%	4.52%	4.77%	4.44% A	3.65%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 57	$ 47	$ 39	$ 54	$ 54	$ 50	$ 55
Portfolio turnover rate G	498% A	476%	397%	409%	232% A	183%	204%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 H	2005 J	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34	$ 11.31
Income from Investment Operations
Net investment income E	.195	.466	.470	.519	.399	.400	.353
Net realized and unrealized gain (loss)	.255	.282	(.462)	(.403)	(.012)	(.268)	.181
Total from investment operations	.450	.748	.008	.116	.387	.132	.534
Distributions from net investment income	(.260)	(.458)	(.488)	(.516)	(.397)	(.412)	(.354)
Distributions from net realized gain	-	-	-	-	-	(.060)	(.150)
Total distributions	(.260)	(.458)	(.488)	(.516)	(.397)	(.472)	(.504)
Net asset value, end of period	$ 10.59	$ 10.40	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34
Total Return B, C, D	4.36%	7.62%	.07%	1.01%	3.59%	1.18%	4.86%
Ratios to Average Net Assets F, I
Expenses before reductions	.82% A	.83%	.83%	.82%	.81% A	.89%	.96%
Expenses net of fee waivers, if any	.82% A	.83%	.83%	.82%	.81% A	.89%	.96%
Expenses net of all reductions	.82% A	.83%	.83%	.82%	.81% A	.89%	.96%
Net investment income	3.74% A	4.60%	4.53%	4.73%	4.37% A	3.57%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 40	$ 41	$ 68	$ 89	$ 126	$ 131
Portfolio turnover rate G	498% A	476%	397%	409%	232% A	183%	204%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 H	2005 J	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32	$ 11.30
Income from Investment Operations
Net investment income E	.159	.398	.400	.443	.336	.323	.278
Net realized and unrealized gain (loss)	.254	.283	(.461)	(.401)	(.022)	(.257)	.172
Total from investment operations	.413	.681	(.061)	.042	.314	.066	.450
Distributions from net investment income	(.223)	(.391)	(.419)	(.442)	(.334)	(.336)	(.280)
Distributions from net realized gain	-	-	-	-	-	(.060)	(.150)
Total distributions	(.223)	(.391)	(.419)	(.442)	(.334)	(.396)	(.430)
Net asset value, end of period	$ 10.57	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32
Total Return B, C, D	4.01%	6.93%	(.58)%	.32%	2.91%	.58%	4.08%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51% A	1.50%	1.50%	1.50%	1.50% A	1.58%	1.63%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50%	1.50%	1.50% A	1.58%	1.63%
Expenses net of all reductions	1.51% A	1.50%	1.50%	1.50%	1.50% A	1.58%	1.63%
Net investment income	3.04% A	3.93%	3.86%	4.05%	3.68% A	2.89%	2.48%
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 19	$ 32	$ 50	$ 74	$ 101	$ 134
Portfolio turnover rate G	498% A	476%	397%	409%	232% A	183%	204%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 H	2005 J	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31	$ 11.29
Income from Investment Operations
Net investment income E	.157	.390	.389	.434	.328	.316	.273
Net realized and unrealized gain (loss)	.255	.284	(.459)	(.401)	(.021)	(.257)	.172
Total from investment operations	.412	.674	(.070)	.033	.307	.059	.445
Distributions from net investment income	(.222)	(.384)	(.410)	(.433)	(.327)	(.329)	(.275)
Distributions from net realized gain	-	-	-	-	-	(.060)	(.150)
Total distributions	(.222)	(.384)	(.410)	(.433)	(.327)	(.389)	(.425)
Net asset value, end of period	$ 10.56	$ 10.37	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31
Total Return B, C, D	4.00%	6.86%	(.68)%	.25%	2.85%	.52%	4.04%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55% A	1.57%	1.60%	1.58%	1.57% A	1.64%	1.68%
Expenses net of fee waivers, if any	1.55% A	1.57%	1.60%	1.58%	1.57% A	1.64%	1.68%
Expenses net of all reductions	1.55% A	1.57%	1.60%	1.58%	1.57% A	1.64%	1.68%
Net investment income	3.01% A	3.86%	3.77%	3.97%	3.61% A	2.82%	2.42%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 18	$ 15	$ 23	$ 31	$ 41	$ 58
Portfolio turnover rate G	498% A	476%	397%	409%	232% A	183%	204%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 G	2005 I	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34	$ 11.31
Income from Investment Operations
Net investment income D	.214	.505	.509	.559	.432	.438	.390
Net realized and unrealized gain (loss)	.255	.292	(.462)	(.403)	(.023)	(.257)	.183
Total from investment operations	.469	.797	.047	.156	.409	.181	.573
Distributions from net investment income	(.279)	(.497)	(.527)	(.556)	(.429)	(.451)	(.393)
Distributions from net realized gain	-	-	-	-	-	(.060)	(.150)
Total distributions	(.279)	(.497)	(.527)	(.556)	(.429)	(.511)	(.543)
Net asset value, end of period	$ 10.60	$ 10.41	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34
Total Return B, C	4.55%	8.14%	.46%	1.38%	3.80%	1.61%	5.21%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.45%	.45% A	.55%	.62%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45% A	.55%	.62%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45% A	.55%	.62%
Net investment income	4.10% A	4.99%	4.91%	5.10%	4.73% A	3.91%	3.48%
Supplemental Data
Net assets, end of period (in millions)	$ 815	$ 838	$ 1,049	$ 1,446	$ 1,612	$ 1,807	$ 1,525
Portfolio turnover rate F	498% A	476%	397%	409%	232% A	183%	204%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 G	2005 I	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32	$ 11.29
Income from Investment Operations
Net investment income D	.211	.496	.499	.548	.424	.432	.387
Net realized and unrealized gain (loss)	.255	.284	(.461)	(.411)	(.011)	(.266)	.182
Total from investment operations	.466	.780	.038	.137	.413	.166	.569
Distributions from net investment income	(.276)	(.490)	(.518)	(.547)	(.423)	(.446)	(.389)
Distributions from net realized gain	-	-	-	-	-	(.060)	(.150)
Total distributions	(.276)	(.490)	(.518)	(.547)	(.423)	(.506)	(.539)
Net asset value, end of period	$ 10.56	$ 10.37	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32
Total Return B, C	4.53%	7.98%	.37%	1.20%	3.85%	1.48%	5.19%
Ratios to Average Net Assets E, H
Expenses before reductions	.51% A	.52%	.54%	.53%	.52% A	.60%	.66%
Expenses net of fee waivers, if any	.51% A	.52%	.54%	.53%	.52% A	.60%	.66%
Expenses net of all reductions	.51% A	.52%	.54%	.53%	.52% A	.60%	.66%
Net investment income	4.05% A	4.92%	4.83%	5.02%	4.66% A	3.87%	3.45%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 10	$ 7	$ 10	$ 14	$ 16	$ 13
Portfolio turnover rate F	498% A	476%	397%	409%	232% A	183%	204%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed

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2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 34,729
Gross unrealized depreciation	(21,632)
Net unrealized appreciation (depreciation)	$ 13,097

Tax cost	$ 1,317,932

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain

Semiannual Report

4. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	$ (121)	$ 4
Swap Agreements	424	(790)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 303	$ (786)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(121) for futures contract sand $424 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $4 for futures contracts and $(790) for swap agreements.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $128,338 and $47,692, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 66	$ 3
Class T	-%	.25%	48	-
Class B	.65%	.25%	68	50
Class C	.75%	.25%	93	16
			$ 275	$ 69

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3
Class T	1
Class B*	6
Class C*	-
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Funds's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 61.23
Class T	41.21
Class B	19.25
Class C	17.19
Fidelity Mortgage Securities Fund	414.10
Institutional Class	8.16
	$ 560

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009
From net investment income
Class A	$ 1,316	$ 1,983
Class T	954	1,853
Class B	321	978
Class C	392	620
Fidelity Mortgage Securities Fund	21,845	44,678
Institutional Class	271	418
Total	$ 25,099	$ 50,530

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Class A
Shares sold	1,474	2,474	$ 15,544	$ 24,968
Reinvestment of distributions	105	165	1,099	1,668
Shares redeemed	(687)	(1,982)	(7,222)	(20,013)
Net increase (decrease)	892	657	$ 9,421	$ 6,623
Class T
Shares sold	351	1,301	$ 3,698	$ 13,201
Reinvestment of distributions	84	171	884	1,730
Shares redeemed	(680)	(1,650)	(7,159)	(16,700)
Net increase (decrease)	(245)	(178)	$ (2,577)	$ (1,769)
Class B
Shares sold	54	206	$ 563	$ 2,067
Reinvestment of distributions	25	81	268	816
Shares redeemed	(809)	(1,630)	(8,507)	(16,469)
Net increase (decrease)	(730)	(1,343)	$ (7,676)	$ (13,586)
Class C
Shares sold	215	763	$ 2,256	$ 7,725
Reinvestment of distributions	29	46	300	464
Shares redeemed	(200)	(595)	(2,095)	(6,012)
Net increase (decrease)	44	214	$ 461	$ 2,177

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Fidelity Mortgage Securities Fund
Shares sold	5,038	12,549	$ 53,139	$ 127,161
Reinvestment of distributions	1,875	4,064	19,753	41,091
Shares redeemed	(10,611)	(39,799)	(111,857)	(402,497)
Net increase (decrease)	(3,698)	(23,186)	$ (38,965)	$ (234,245)
Institutional Class
Shares sold	80	768	$ 855	$ 7,757
Reinvestment of distributions	15	28	155	287
Shares redeemed	(416)	(529)	(4,398)	(5,325)
Net increase (decrease)	(321)	267	$ (3,388)	$ 2,719

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Mortgage Securities (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Mortgage Securities Fund (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Mortgage Securities Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Mortgage Securities Fund (retail class) of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mortgage Securities Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Mortgage Securities (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Mortgage Securities (retail class) to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class, and Fidelity Mortgage Securities Fund (retail class) ranked below its competitive median for 2008 and the total expenses of Class C ranked equal to its competitive median for 2008.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Semiannual Report

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MOR-USAN-0410
1.784900.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Short Fixed-Income
Fund - Class A, Class T, Class B and Class C

Semiannual Report

February 28, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Class A	.72%
Actual		$ 1,000.00	$ 1,029.70	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61
Class T	.72%
Actual		$ 1,000.00	$ 1,029.60	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61
Class B	1.54%
Actual		$ 1,000.00	$ 1,026.60	$ 7.74
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
Class C	1.56%
Actual		$ 1,000.00	$ 1,026.50	$ 7.84
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,030.50	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
U.S. Government and U.S. Government Agency Obligations † 50.9%	U.S. Government and U.S. Government Agency Obligations † 58.6%
AAA 13.5%	AAA 8.6%
AA 9.1%	AA 5.7%
A 9.7%	A 10.7%
BBB 11.1%	BBB 11.6%
BB and Below 1.1%	BB and Below 1.6%
Not Rated 0.4%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 2.7%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of February 28, 2010
6 months ago
Years	2.4	2.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	1.8	1.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010*		As of August 31, 2009**
	Corporate Bonds 27.3%		Corporate Bonds 24.3%
	U.S. Government and U.S. Government Agency Obligations † 50.9%		U.S. Government and U.S. Government Agency Obligations † 58.6%
	Asset-Backed Securities 12.2%		Asset-Backed Securities 9.6%
	CMOs and Other Mortgage Related Securities 5.0%		CMOs and Other Mortgage Related Securities 4.8%
	Municipal Bonds 0.1%		Municipal Bonds 0.0%
	Other Investments 0.3%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 4.2%		Short-Term Investments and Net Other Assets 2.7%
* Foreign investments	9.7%	** Foreign investments	5.9%
* Futures and Swaps	5.6%	** Futures and Swaps	7.4%

† Includes FDIC Guaranteed Corporate Securities.

Semiannual Report

Investments February 28, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 1,771,000	$ 1,876,713
5.875% 3/15/11	900,000	937,402
		2,814,115
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	970,000	987,951
Household Durables - 0.4%
Fortune Brands, Inc.:
3% 6/1/12	1,230,000	1,235,410
5.125% 1/15/11	1,919,000	1,980,283
Whirlpool Corp. 6.125% 6/15/11	1,250,000	1,306,891
		4,522,584
Media - 1.3%
AOL Time Warner, Inc. 6.75% 4/15/11	3,500,000	3,702,405
Comcast Cable Communications, Inc. 6.75% 1/30/11	3,945,000	4,140,451
COX Communications, Inc. 7.125% 10/1/12	3,434,000	3,845,991
News America, Inc. 5.3% 12/15/14	2,007,000	2,207,776
Time Warner Cable, Inc. 5.4% 7/2/12	2,542,000	2,727,774
		16,624,397
Specialty Retail - 0.2%
Staples, Inc.:
7.375% 10/1/12	1,224,000	1,364,444
7.75% 4/1/11	1,510,000	1,613,142
		2,977,586
TOTAL CONSUMER DISCRETIONARY		27,926,633
CONSUMER STAPLES - 1.3%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
3% 10/15/12	2,054,000	2,110,592
7.2% 1/15/14 (d)	2,150,000	2,467,555
Diageo Capital PLC 5.2% 1/30/13	510,000	555,576
Diageo Finance BV 5.5% 4/1/13	1,807,000	1,981,538
The Coca-Cola Co. 3.625% 3/15/14	1,300,000	1,366,492
		8,481,753
Food Products - 0.3%
Cargill, Inc. 5.2% 1/22/13 (d)	500,000	537,062
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
2.625% 5/8/13	$ 2,575,000	$ 2,602,135
5.625% 11/1/11	1,200,000	1,274,275
		4,413,472
Household Products - 0.2%
Procter & Gamble Co. 4.6% 1/15/14	2,178,000	2,354,921
Personal Products - 0.1%
Avon Products, Inc. 4.8% 3/1/13	1,691,000	1,803,827
TOTAL CONSUMER STAPLES		17,053,973
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Cenovus Energy, Inc. 4.5% 9/15/14 (d)	2,105,000	2,215,696
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	1,544,007	1,577,204
Enterprise Products Operating LP 4.6% 8/1/12	1,896,000	2,013,357
Gazstream SA 5.625% 7/22/13 (d)	1,225,126	1,258,817
NGPL PipeCo LLC 6.514% 12/15/12 (d)	1,400,000	1,543,125
Petroleum Export Ltd.:
4.623% 6/15/10 (d)	168,333	166,884
4.633% 6/15/10 (d)	101,111	100,244
Plains All American Pipeline LP:
4.25% 9/1/12	1,800,000	1,883,837
7.75% 10/15/12	411,000	464,137
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (d)	704,000	733,681
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	1,922,000	2,133,387
Southeast Supply Header LLC 4.85% 8/15/14 (d)	1,835,000	1,902,513
Valero Energy Corp. 4.5% 2/1/15	748,000	751,822
Williams Companies, Inc. 6.375% 10/1/10 (d)	2,250,000	2,302,720
XTO Energy, Inc. 4.9% 2/1/14	1,559,000	1,694,433
		20,741,857
FINANCIALS - 15.3%
Capital Markets - 1.8%
Bear Stearns Companies, Inc. 6.95% 8/10/12	1,850,000	2,060,413
Goldman Sachs Group, Inc. 3.625% 8/1/12	4,250,000	4,409,252
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	955,000	964,734
JPMorgan Chase & Co. 0.9019% 2/26/13 (i)	2,500,000	2,500,728
Merrill Lynch & Co., Inc. 6.05% 8/15/12	950,000	1,020,776
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
5.05% 1/21/11	$ 1,283,000	$ 1,328,377
5.25% 11/2/12	1,250,000	1,336,048
6% 5/13/14	1,230,000	1,330,398
6.6% 4/1/12	2,428,000	2,641,234
6.75% 4/15/11	1,695,000	1,790,761
Northern Trust Corp. 4.625% 5/1/14	283,000	304,964
The Bank of New York, Inc. 4.3% 5/15/14	1,140,000	1,211,696
UBS AG Stamford Branch 1.3519% 2/23/12 (i)	2,500,000	2,502,500
		23,401,881
Commercial Banks - 5.4%
American Express Bank FSB 0.2888% 4/26/10 (i)	1,576,000	1,575,809
ANZ National International Ltd. 2.375% 12/21/12 (d)	3,132,000	3,148,509
Bank of Nova Scotia 2.25% 1/22/13	1,670,000	1,694,283
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (d)	3,170,000	3,203,367
Barclays Bank PLC 2.5% 1/23/13	3,080,000	3,078,146
Chase Manhattan Corp. 7.875% 6/15/10	1,990,000	2,028,538
Commonwealth Bank of Australia 3.75% 10/15/14 (d)	2,990,000	3,028,786
Credit Agricole SA 0.4353% 6/7/11 (d)(i)	1,800,000	1,799,321
Credit Suisse New York Branch:
3.45% 7/2/12	1,677,000	1,737,669
5% 5/15/13	5,523,000	5,941,621
5.5% 5/1/14	1,165,000	1,272,682
DBS Bank Ltd. (Singapore) 0.47% 5/16/17 (d)(i)	147,614	140,233
HSBC Holdings PLC 0.4544% 10/6/16 (i)	145,000	139,328
ING Bank NV 2.65% 1/14/13 (d)	2,540,000	2,553,856
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (d)(i)	91,476	85,371
National Australia Bank Ltd.:
2.35% 11/16/12 (d)	3,290,000	3,340,452
2.5% 1/8/13 (d)	1,260,000	1,264,430
8.6% 5/19/10	1,260,000	1,282,006
PNC Funding Corp.:
3.625% 2/8/15	1,445,000	1,453,121
5.4% 6/10/14	1,700,000	1,845,733
Rabobank Nederland NV 2.65% 8/17/12 (d)	7,720,000	7,921,731
Royal Bank of Scotland PLC 1.5% 3/30/12 (d)	3,080,000	3,083,881
Santander Issuances SA Unipersonal 0.6134% 6/20/16 (d)(i)	143,172	137,634
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Santander US Debt SA Unipersonal 2.485% 1/18/13 (d)	$ 3,170,000	$ 3,179,944
Sovereign Bank 1.9588% 8/1/13 (i)	207,598	204,892
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	4,282,000	4,356,348
US Bancorp 4.2% 5/15/14	1,770,000	1,867,849
Wachovia Corp. 0.3813% 10/15/11 (i)	1,598,000	1,589,507
Wells Fargo & Co.:
4.375% 1/31/13	2,120,000	2,229,956
5.25% 10/23/12	646,000	696,462
Westpac Banking Corp.:
0.549% 10/21/11 (d)(i)	2,400,000	2,398,147
2.25% 11/19/12	2,470,000	2,482,538
		70,762,150
Consumer Finance - 1.8%
American Express Credit Corp. 1.6288% 5/27/10 (i)	1,250,000	1,253,790
Capital One Financial Corp.:
5.7% 9/15/11	707,000	743,174
7.375% 5/23/14	2,500,000	2,865,855
General Electric Capital Corp.:
3.5% 8/13/12	13,197,000	13,597,635
5.9% 5/13/14	1,650,000	1,810,571
HSBC Finance Corp. 5.9% 6/19/12	1,200,000	1,287,296
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	2,090,000	2,090,523
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	470,582	491,899
		24,140,743
Diversified Financial Services - 3.7%
Bank of America Corp.:
4.375% 12/1/10	859,000	881,726
5.375% 8/15/11	1,650,000	1,739,577
7.4% 1/15/11	275,000	289,604
BB&T Corp. 3.375% 9/25/13	1,200,000	1,230,731
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	2,030,000	2,051,816
BP Capital Markets PLC 3.125% 3/10/12	2,900,000	3,011,888
Citigroup, Inc.:
0.34% 5/18/11 (i)	1,200,000	1,188,659
5.125% 2/14/11	1,250,000	1,288,468
5.3% 10/17/12	7,339,000	7,710,229
6.5% 8/19/13	1,463,000	1,573,667
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Deutsche Bank AG London Branch 2.375% 1/11/13	$ 5,240,000	$ 5,250,747
Iberbond 2004 PLC 4.826% 12/24/17 (k)	1,874,950	1,743,704
JPMorgan Chase & Co. 4.891% 9/1/15 (i)	2,440,000	2,462,038
Kreditanstalt fuer Wiederaufbau:
1.875% 1/14/13	2,530,000	2,548,461
3.5% 5/16/13	4,290,000	4,515,495
4.75% 5/15/12	2,590,000	2,789,117
MassMutual Global Funding II 3.625% 7/16/12 (d)	800,000	832,891
New York Life Global Fund:
2.25% 12/14/12 (d)	1,200,000	1,213,082
5.25% 10/16/12 (d)	2,280,000	2,477,605
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (i)	270,000	271,404
Pricoa Global Funding I 5.45% 6/11/14 (d)	1,150,000	1,250,919
USAA Capital Corp. 3.5% 7/17/14 (d)	1,798,000	1,806,875
		48,128,703
Insurance - 1.0%
Berkshire Hathaway, Inc. 2.125% 2/11/13	2,570,000	2,589,226
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (d)(i)	1,620,000	1,602,180
Metropolitan Life Global Funding I:
2.5% 1/11/13 (d)	2,105,000	2,120,034
2.875% 9/17/12 (d)	2,254,000	2,296,188
5.125% 6/10/14 (d)	1,039,000	1,115,050
5.75% 7/25/11 (d)	1,300,000	1,363,236
Prudential Financial, Inc. 3.625% 9/17/12	1,850,000	1,899,219
		12,985,133
Real Estate Investment Trusts - 0.1%
Developers Diversified Realty Corp. 5% 5/3/10	1,310,000	1,310,660
Real Estate Management & Development - 0.7%
Brandywine Operating Partnership LP 5.625% 12/15/10	2,910,000	2,965,569
Duke Realty LP:
5.625% 8/15/11	915,000	950,988
6.95% 3/15/11	719,000	745,709
Liberty Property LP 6.375% 8/15/12	1,358,000	1,453,402
Simon Property Group LP:
4.2% 2/1/15	484,000	489,765
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP: - continued
4.6% 6/15/10	$ 604,000	$ 609,912
5.3% 5/30/13	1,511,000	1,611,643
		8,826,988
Thrifts & Mortgage Finance - 0.8%
Bank of America Corp. 7.375% 5/15/14	2,212,000	2,487,306
Countrywide Financial Corp. 5.8% 6/7/12	2,468,000	2,628,265
Countrywide Home Loans, Inc. 4% 3/22/11	1,779,000	1,832,356
Independence Community Bank Corp. 2.3134% 6/20/13 (i)	1,123,347	1,116,632
US Central Federal Credit Union 1.9% 10/19/12	1,810,000	1,830,051
		9,894,610
TOTAL FINANCIALS		199,450,868
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.3%
Express Scripts, Inc. 5.25% 6/15/12	1,783,000	1,910,333
UnitedHealth Group, Inc. 5.125% 11/15/10	1,643,000	1,692,101
		3,602,434
Pharmaceuticals - 0.3%
Pfizer, Inc. 4.45% 3/15/12	2,060,000	2,197,903
Roche Holdings, Inc. 4.5% 3/1/12 (d)	1,600,000	1,701,974
		3,899,877
TOTAL HEALTH CARE		7,502,311
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (d)	2,600,000	2,631,538
4.95% 6/1/14 (d)	1,500,000	1,583,805
		4,215,343
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	27,986	27,846
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	1,645,000	1,671,731
		1,699,577
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	$ 3,030,000	$ 3,162,969
Industrial Conglomerates - 0.1%
Covidien International Finance SA 5.45% 10/15/12	610,000	669,839
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (d)	980,000	1,009,637
		1,679,476
TOTAL INDUSTRIALS		10,757,365
INFORMATION TECHNOLOGY - 0.2%
Computers & Peripherals - 0.2%
Hewlett-Packard Co. 4.25% 2/24/12	1,820,000	1,923,760
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.5036% 6/15/10 (i)	393,509	392,903
TOTAL INFORMATION TECHNOLOGY		2,316,663
MATERIALS - 0.8%
Chemicals - 0.5%
Dow Chemical Co. 4.85% 8/15/12	4,852,000	5,164,721
E.I. du Pont de Nemours & Co. 3.25% 1/15/15	1,220,000	1,231,400
		6,396,121
Metals & Mining - 0.3%
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	774,000	830,868
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	700,000	774,435
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	1,413,000	1,714,606
		3,319,909
TOTAL MATERIALS		9,716,030
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.0%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	870,749
AT&T, Inc.:
4.95% 1/15/13	2,327,000	2,512,471
6.7% 11/15/13	470,000	535,378
Deutsche Telekom International Financial BV 5.375% 3/23/11	4,000,000	4,173,924
France Telecom SA 4.375% 7/8/14	1,491,000	1,583,742
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.:
5.875% 2/1/12	$ 1,031,000	$ 1,111,260
6.25% 3/15/11	441,000	466,377
Telecom Italia Capital SA:
4.875% 10/1/10	1,100,000	1,121,779
6.175% 6/18/14	3,100,000	3,376,901
Telefonica Emisiones SAU 5.984% 6/20/11	5,163,000	5,451,204
Verizon New England, Inc. 6.5% 9/15/11	1,475,000	1,570,885
Verizon New York, Inc. 6.875% 4/1/12	2,651,000	2,906,079
		25,680,749
Wireless Telecommunication Services - 0.8%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14 (d)	2,496,000	2,609,326
Verizon Wireless Capital LLC:
3.75% 5/20/11	3,531,000	3,647,131
5.25% 2/1/12	1,252,000	1,336,041
Vodafone Group PLC 5.5% 6/15/11	3,380,000	3,565,991
		11,158,489
TOTAL TELECOMMUNICATION SERVICES		36,839,238
UTILITIES - 1.7%
Electric Utilities - 1.3%
Commonwealth Edison Co. 5.4% 12/15/11	992,000	1,061,332
EDP Finance BV 5.375% 11/2/12 (d)	1,000,000	1,076,669
Exelon Corp. 4.45% 6/15/10	3,750,000	3,789,986
FirstEnergy Corp. 6.45% 11/15/11	2,045,000	2,185,042
FirstEnergy Solutions Corp. 4.8% 2/15/15	340,000	354,534
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	2,675,000	2,721,374
Pepco Holdings, Inc. 4% 5/15/10	1,395,000	1,404,047
Progress Energy, Inc.:
6.05% 3/15/14	815,000	902,454
7.1% 3/1/11	2,181,000	2,300,750
Southern Co.:
0.649% 10/21/11 (i)	1,173,000	1,178,009
4.15% 5/15/14	412,000	434,835
		17,409,032
Multi-Utilities - 0.4%
Dominion Resources, Inc. 6.3% 9/30/66 (i)	1,680,000	1,554,000
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
DTE Energy Co. 7.05% 6/1/11	$ 1,600,000	$ 1,695,362
KeySpan Corp. 7.625% 11/15/10	790,000	826,985
NiSource Finance Corp. 7.875% 11/15/10	780,000	814,286
		4,890,633
TOTAL UTILITIES		22,299,665
TOTAL NONCONVERTIBLE BONDS (Cost $342,931,300)		354,604,603
U.S. Government and Government Agency Obligations - 39.2%

Other Government Related - 3.9%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (e)	1,200,000	1,247,678
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	1,035,000	1,056,864
3.125% 6/15/12 (FDIC Guaranteed) (e)	959,000	1,000,625
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (e)	3,600,000	3,636,054
1.875% 6/4/12 (FDIC Guaranteed) (e)	2,440,000	2,477,100
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (e)	4,800,000	4,842,077
1.875% 11/15/12 (FDIC Guaranteed) (e)	2,900,000	2,927,190
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (e)	1,540,000	1,592,954
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (e)	4,410,000	4,467,643
2% 9/28/12 (FDIC Guaranteed) (e)	3,700,000	3,753,065
2.625% 12/28/12 (FDIC Guaranteed) (e)	3,422,000	3,523,178
3% 12/9/11 (FDIC Guaranteed) (e)	5,407,000	5,608,616
Goldman Sachs Group, Inc.:
2.15% 3/15/12 (FDIC Guaranteed) (e)	500,000	510,923
3.25% 6/15/12 (FDIC Guaranteed) (e)	459,000	480,423
HSBC USA, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (e)	560,000	582,340
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (e)	1,782,000	1,851,853
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (e)	$ 2,670,000	$ 2,780,426
Wells Fargo & Co. 3% 12/9/11 (FDIC Guaranteed) (e)	7,700,000	7,984,353
TOTAL OTHER GOVERNMENT RELATED		50,323,362
U.S. Government Agency Obligations - 7.1%
Fannie Mae:
1% 4/4/12	7,800,000	7,796,802
1.75% 2/22/13	1,492,000	1,500,492
2% 1/9/12	15,430,000	15,751,067
2.5% 5/15/14	18,754,000	19,015,487
2.75% 3/13/14	1,060,000	1,086,866
Federal Home Loan Bank:
1.625% 11/21/12	7,310,000	7,349,613
1.625% 3/20/13	4,260,000	4,261,389
1.75% 8/22/12	2,400,000	2,427,950
Freddie Mac:
1.375% 1/9/13	9,638,000	9,625,365
1.625% 4/26/11	15,000,000	15,191,820
2.125% 3/23/12	5,115,000	5,237,637
2.125% 9/21/12	2,490,000	2,539,509
2.5% 4/23/14	1,200,000	1,216,343
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		93,000,340
U.S. Treasury Obligations - 28.2%
U.S. Treasury Notes:
0.875% 1/31/12	214,619,000	215,013,033
1% 12/31/11	20,777,000	20,876,833
1.375% 5/15/12	7,194,000	7,264,257
1.375% 1/15/13	42,971,000	43,065,021
1.375% 2/15/13	28,387,000	28,413,627
1.875% 6/15/12	36,763,000	37,518,369
4.625% 8/31/11 (g)	14,209,000	15,078,747
TOTAL U.S. TREASURY OBLIGATIONS		367,229,887
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $507,107,628)		510,553,589
U.S. Government Agency - Mortgage Securities - 8.2%
	Principal Amount	Value
Fannie Mae - 6.6%
2.22% 4/1/36 (i)	$ 646,407	$ 660,556
2.276% 4/1/36 (i)	218,383	223,617
2.367% 1/1/35 (i)	3,120,134	3,193,847
2.495% 10/1/33 (i)	733,877	745,478
2.6% 10/1/33 (i)	76,911	78,508
2.697% 12/1/34 (i)	498,156	517,712
2.799% 10/1/33 (i)	120,879	125,700
2.85% 5/1/35 (i)	835,227	863,403
2.914% 11/1/36 (i)	161,444	167,795
3.046% 4/1/35 (i)	847,083	870,362
3.047% 7/1/35 (i)	2,640,922	2,734,857
3.124% 10/1/35 (i)	175,456	180,186
3.164% 2/1/39 (i)	2,959,145	3,044,295
3.168% 11/1/34 (i)	485,994	506,088
3.173% 3/1/35 (i)	42,619	43,876
3.201% 1/1/40 (i)	1,296,636	1,322,115
3.265% 9/1/34 (i)	90,979	93,823
3.38% 7/1/35 (i)	303,115	313,225
3.451% 8/1/35 (i)	523,011	541,502
3.518% 4/1/35 (i)	316,200	328,537
3.564% 3/1/37 (i)	1,512,908	1,565,961
3.569% 7/1/35 (i)	5,522,360	5,656,525
3.571% 10/1/35 (i)	1,071,558	1,112,901
3.589% 12/1/39 (i)	398,148	410,373
3.61% 5/1/33 (i)	19,850	20,456
3.695% 10/1/35 (i)	274,654	288,252
3.704% 11/1/36 (i)	1,091,860	1,131,567
3.721% 9/1/39 (i)	364,831	377,890
3.727% 11/1/36 (i)	542,014	563,468
3.777% 10/1/39 (i)	1,786,574	1,844,207
3.803% 2/1/35 (i)	964,210	998,244
4.06% 3/1/35 (i)	55,339	56,623
4.06% 7/1/35 (i)	314,666	326,472
4.239% 12/1/33 (i)	513,073	528,316
4.372% 10/1/37 (i)	1,175,235	1,222,073
4.43% 3/1/35 (i)	115,978	119,708
4.482% 5/1/35 (i)	1,939,297	2,005,605
4.5% 4/1/20	8,217,616	8,687,540
4.507% 11/1/35 (i)	4,393,721	4,534,791
4.622% 7/1/35 (i)	1,039,175	1,075,680
4.717% 11/1/35 (i)	1,085,660	1,130,836
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.785% 2/1/36 (i)	$ 1,525,968	$ 1,594,316
4.793% 2/1/36 (i)	7,343,700	7,598,380
4.817% 2/1/36 (i)	251,877	263,621
4.886% 7/1/35 (i)	967,832	1,001,965
5% 3/1/18 to 1/1/21	8,629,640	9,205,936
5.126% 9/1/35 (i)	5,686,771	5,879,990
5.5% 11/1/16 to 6/1/19	5,311,059	5,718,246
6.5% 6/1/11 to 3/1/35	3,511,627	3,789,378
7% 1/1/16 to 11/1/18	135,791	146,310
7.5% 5/1/12 to 10/1/14	35,484	38,449
11.5% 11/1/15	3,187	3,264
TOTAL FANNIE MAE		85,452,825
Freddie Mac - 1.6%
2.582% 7/1/36 (i)	523,799	539,920
2.746% 12/1/35 (i)	712,469	727,232
3.033% 11/1/35 (i)	518,472	537,521
3.343% 1/1/36 (i)	418,368	434,736
3.345% 1/1/35 (i)	100,800	104,867
3.425% 3/1/35 (i)	257,242	264,933
3.467% 4/1/35 (i)	3,338,674	3,460,884
3.519% 12/1/39 (i)	1,243,993	1,276,848
3.526% 1/1/35 (i)	168,649	173,625
3.582% 8/1/34 (i)	234,262	244,173
3.668% 4/1/35 (i)	1,056,676	1,090,853
4.021% 6/1/35 (i)	150,026	155,807
4.104% 8/1/36 (i)	324,649	337,157
4.237% 5/1/35 (i)	1,919,924	1,984,682
4.491% 6/1/35 (i)	305,408	316,404
4.5% 8/1/18 to 11/1/18 (f)	6,268,224	6,623,734
4.554% 4/1/35 (i)	493,631	511,668
4.716% 11/1/35 (i)	865,988	906,308
4.911% 9/1/35 (i)	619,405	640,330
5.006% 6/1/37 (i)	613,074	640,735
8.5% 5/1/26 to 7/1/28	105,495	119,484
12% 11/1/19	5,927	6,663
TOTAL FREDDIE MAC		21,098,564
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - 0.0%
7% 1/15/25 to 6/15/32	$ 471,304	$ 517,484
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $104,871,483)		107,068,873
Asset-Backed Securities - 12.2%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	528,381	393,817
Series 2005-1 Class M1, 0.6988% 4/25/35 (i)	230,636	89,441
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9788% 7/25/36 (i)	78,001	223
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.9788% 2/25/34 (i)	17,242	16,259
Series 2005-HE2 Class M2, 0.6788% 4/25/35 (i)	29,521	26,128
Series 2006-HE2 Class M3, 0.5688% 5/25/36 (i)	21,918	571
Series 2006-OP1:
Class M4, 0.5988% 4/25/36 (i)	21,600	554
Class M5, 0.6188% 4/25/36 (i)	14,131	103
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.7088% 10/20/14 (i)	26,339	576
Series 2007-A4 Class A4, 0.2588% 4/22/13 (i)	138,613	135,063
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (d)(i)	41,207	41,185
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	2,040,000	2,061,494
Series 2009-A Class A3, 2.33% 6/17/13 (d)	550,000	559,547
Ally Master Owner Trust Series 2010-1 Class A, 1.9796% 1/15/15 (d)(i)	2,570,000	2,570,000
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class D, 5.04% 5/6/11	1,390,264	1,404,026
Series 2005-DA Class A4, 5.02% 11/6/12	1,356,539	1,364,860
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	1,144,536
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	445,955	452,166
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R11 Class M1, 0.8888% 11/25/34 (i)	1,885,074	627,708
Series 2004-R2 Class M3, 0.7788% 4/25/34 (i)	19,477	2,099
Series 2005-R2 Class M1, 0.6788% 4/25/35 (i)	262,030	187,377
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6206% 3/1/34 (i)	82,560	59,063
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.3888% 5/25/36 (i)	$ 191,573	$ 60,858
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(d)(i)	432,000	0
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)	1,300,000	1,331,139
Class A4, 3.52% 6/15/16 (d)	1,100,000	1,149,374
1.7% 12/15/11 (d)	600,000	602,800
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	900,000	915,214
Series 2009-3A Class A3, 1.67% 12/16/13 (d)	2,000,000	2,018,566
Bank of America Credit Card Master Trust:
Series 2006-A16 Class A16, 4.72% 5/15/13	3,980,000	4,104,618
Series 2007-B4 Class B4, 0.3219% 9/15/12 (i)	1,780,000	1,777,372
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	2,420,000	2,471,246
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (i)	1,731,304	1,679,365
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (i)	278,439	264,517
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (i)	29,985	28,797
Capital Auto Receivables Asset Trust:
Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	1,129,664
Series 2007-SN1:
Class B, 5.52% 3/15/11	250,000	250,963
Class D, 6.05% 1/17/12	750,000	744,030
Series 2007-SN2 Class A4, 1.2619% 5/16/11 (d)(i)	3,750,000	3,757,943
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	1,250,000	1,305,626
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14	1,200,000	1,268,549
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5219% 7/15/13 (i)	830,000	829,937
Series 2007-A6 Class A6, 0.3019% 5/15/13 (i)	1,040,000	1,039,111
Series 2007-B4 Class B4, 0.3231% 2/15/13 (i)	1,000,000	998,795
Series 2007-B5 Class B5, 5.4% 5/15/13	3,410,000	3,460,273
Series 2007-C3 Class C3, 0.5219% 4/15/13 (d)(i)	369,000	367,714
Series 2008-A3 Class A3, 5.05% 2/15/16	700,000	760,984
Series 2009-A1 Class A1, 1.3331% 4/15/13 (i)	700,000	701,616
Series 2009-A2 Class A2, 3.2% 4/15/14	3,572,000	3,673,573
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	1,060,000	1,101,314
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6788% 7/20/39 (d)(i)	$ 703,061	$ 75,579
Class B, 0.9788% 7/20/39 (d)(i)	373,480	19,608
Class C, 1.3288% 7/20/39 (d)(i)	478,070	4,781
CarMax Auto Owner Trust:
Series 2006-1 Class C, 5.76% 11/15/12	6,935,000	6,996,943
Series 2006-2 Class C, 5.53% 3/15/13	1,070,000	1,108,516
Series 2009-2 Class A3, 1.74% 4/15/14	700,000	704,483
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5288% 7/25/36 (i)	144,785	28,811
Series 2006-NC2 Class M7, 1.0788% 6/25/36 (i)	54,000	1,026
Series 2006-RFC1 Class M9, 2.0988% 5/25/36 (i)	23,652	958
Series 2007-RFC1 Class A3, 0.3688% 12/25/36 (i)	228,766	77,917
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4088% 5/20/17 (d)(i)	22,810	20,165
Chase Issuance Trust:
2005-A7 Class A7, 4.55% 3/15/13	1,700,000	1,759,359
Series 2007-A17 Class A, 5.12% 10/15/14	600,000	652,479
Series 2008-9 Class A, 4.26% 5/15/13	1,330,000	1,385,951
Series 2009-A3 Class A3, 2.4% 6/17/13	4,010,000	4,091,149
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	22,341	22,347
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	1,200,000	1,265,895
Series 2007-B2 Class B2, 5% 4/2/12	4,320,000	4,336,606
Series 2007-B6 Class B6, 5% 11/8/12	3,410,000	3,489,298
Series 2009-A3 Class A3, 2.7% 6/24/13	2,965,000	3,031,662
Series 2009-A5 Class A5, 2.25% 12/23/14	3,200,000	3,221,303
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (d)	1,200,000	1,207,627
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.4988% 5/25/37 (i)	97,135	4,285
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	41,917	0
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.4788% 7/25/34 (i)	86,799	58,132
Series 2004-3 Class M4, 1.1988% 4/25/34 (i)	20,061	5,094
Series 2004-4 Class M2, 1.0238% 6/25/34 (i)	74,616	25,739
Series 2005-3 Class MV1, 0.6488% 8/25/35 (i)	202,961	185,290
Series 2005-AB1 Class A2, 0.4388% 8/25/35 (i)	32,534	29,820
CPS Auto Receivables Trust Series 2007-C Class A3, 5.43% 5/15/12 (d)	477,011	483,527
Asset-Backed Securities - continued
	Principal Amount	Value
Discover Card Master Trust I Series 2007-1 Class B, 0.3319% 8/15/12 (i)	$ 369,000	$ 368,868
Diversified REIT Trust Series 2000-1A Class E, 6.971% 3/8/10 (d)	865,000	676,863
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.4492% 5/28/35 (i)	159,655	138,743
Class AB3, 0.5874% 5/28/35 (i)	67,441	58,482
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4038% 8/25/34 (i)	36,914	13,027
Series 2006-2 Class M1, 0.5388% 7/25/36 (i)	1,430,000	25,817
Series 2006-3 Class 2A3, 0.3888% 11/25/36 (i)	571,298	181,407
First Franklin Mortgage Loan Trust:
Series 2005-FF9 Class A3, 0.5088% 10/25/35 (i)	516,948	459,456
Series 2006-FF12 Class A2, 0.2688% 9/25/36 (i)	7,924	7,831
Ford Credit Auto Lease Trust Series 2010-A Class A2, 1.04% 3/15/13 (d)	1,200,000	1,200,000
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	2,127,381
Series 2006-C Class B, 5.3% 6/15/12	750,000	788,927
Series 2007-A:
Class B, 5.6% 10/15/12	490,000	523,468
Class C, 5.8% 2/15/13	775,000	827,834
Series 2008-B Class A3A, 4.28% 5/15/12	3,054,186	3,117,734
Series 2009-B:
Class A2, 2.4604% 11/15/11	510,000	512,630
Class A3, 2.79% 8/15/13	750,000	769,159
Series 2009-D Class A3, 2.17% 10/15/13	700,000	711,945
Series 2009-E Class A3, 1.51% 1/15/14	1,300,000	1,305,231
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.7819% 6/15/13 (i)	98,000	94,476
Series 2010-1 Class A, 1.8822% 12/15/14 (d)(i)	2,400,000	2,411,332
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	1,505,000	1,551,784
Class C, 5.43% 2/16/15	1,845,000	1,740,970
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.1788% 11/25/34 (i)	104,293	19,533
Class M5, 1.2288% 11/25/34 (i)	66,415	9,943
Series 2005-A:
Class M3, 0.7188% 1/25/35 (i)	120,398	39,244
Class M4, 0.9088% 1/25/35 (i)	46,138	6,146
Asset-Backed Securities - continued
	Principal Amount	Value
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (d)(i)	$ 298,000	$ 193,700
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	843,600	632,700
GE Business Loan Trust Series 2003-1 Class A, 0.6619% 4/15/31 (d)(i)	40,001	35,201
GE Capital Credit Card Master Note Trust:
Series 2007-1 Class C, 0.5019% 3/15/13 (i)	602,000	602,000
Series 2007-3 Class B, 5.49% 6/15/13	3,350,000	3,392,439
Series 2009-3 Class A, 2.54% 9/15/14	3,000,000	3,045,221
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.5688% 4/20/32 (i)	99,083	97,651
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8788% 6/25/34 (i)	278,359	131,778
Series 2006-HE6 Class A1, 0.2588% 8/25/36 (i)	549,987	533,554
Series 2006-HE8 Class A2A, 0.2988% 1/25/37 (i)	298,912	291,926
Series 2007-HE1 Class M1, 0.4788% 3/25/47 (i)	115,495	6,152
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.5788% 4/25/36 (i)	54,734	833
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3088% 5/25/30 (d)(i)	1,028,238	195,468
Series 2006-3:
Class B, 0.6288% 9/25/46 (d)(i)	783,117	140,961
Class C, 0.7788% 9/25/46 (d)(i)	1,943,752	252,688
Home Equity Asset Trust:
Series 2002-2 Class A4, 0.9306% 6/25/32 (i)	5,664	3,213
Series 2003-3 Class M1, 1.5188% 8/25/33 (i)	109,597	52,705
Series 2003-5 Class A2, 0.9288% 12/25/33 (i)	44,160	22,561
Series 2004-1 Class M2, 1.9288% 6/25/34 (i)	185,757	102,730
Series 2005-5 Class 2A2, 0.4788% 11/25/35 (i)	24,076	23,249
Series 2006-1 Class 2A3, 0.4538% 4/25/36 (i)	255,369	239,791
Series 2006-8 Class 2A1, 0.2788% 3/25/37 (i)	15,966	14,876
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	900,000	915,772
Series 2010-1 Class A4, 1.98% 5/23/16	490,000	489,847
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	3,500,000	3,592,936
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5188% 3/20/36 (i)	116,080	70,090
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4188% 1/25/37 (i)	157,118	54,084
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	700,000	711,563
Hyundai Auto Receivables Trust Series 2006-B Class C, 5.25% 5/15/13	319,777	325,343
Asset-Backed Securities - continued
	Principal Amount	Value
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	$ 1,760,000	$ 1,772,883
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (d)	118,079	118,192
Class C, 5.61% 12/15/14 (d)	318,655	319,244
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3588% 11/25/36 (i)	157,766	127,989
Class MV1, 0.4588% 11/25/36 (i)	128,153	46,465
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (i)	116,684	95,748
Series 2006-A Class 2A1, 0.2806% 9/27/21 (i)	556	554
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9544% 4/6/46 (d)(i)	397,380	40
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3088% 6/25/34 (i)	30,041	21,479
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (d)	383,413	389,684
Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	119,710	105,207
Class C, 6.125% 4/20/28 (d)	119,710	97,397
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4888% 10/25/36 (i)	57,024	1,855
Series 2007-HE1 Class M1, 0.5288% 5/25/37 (i)	99,598	4,813
MBNA Asset Backed Note Trust Series 2000-H Class C, 1.4319% 1/15/13 (d)(i)	1,890,000	1,883,310
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	920,000	930,447
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3388% 4/25/37 (i)	242,381	213,295
Series 2006-OPT1 Class A1A, 0.4888% 6/25/35 (i)	215,442	122,403
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5688% 8/25/34 (i)	138,792	107,309
Series 2005-NC1 Class M1, 0.6688% 1/25/35 (i)	50,738	19,274
Series 2005-NC2 Class B1, 1.3988% 3/25/35 (i)	52,840	12,076
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(i)(j)	1,725,000	70,725
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	1,508,000	273,702
Series 2005-2 Class AIO, 7.73% 3/25/12 (j)	1,265,000	6,202
Series 2006-1 Class AIO, 5.5% 4/25/11 (j)	1,410,000	66,975
Series 2006-2 Class AIO, 6% 8/25/11 (j)	700,000	47,250
Series 2006-3:
Class A1, 0.2588% 9/25/19 (i)	28,988	28,824
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust: - continued
Series 2006-3:
Class AIO, 7.1% 1/25/12 (j)	$ 5,140,000	$ 599,298
Series 2006-4:
Class A1, 0.2588% 3/25/25 (i)	73,953	72,713
Class AIO, 6.35% 2/27/12 (j)	880,000	99,665
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.6988% 2/25/36 (i)	37,735	4,037
Nissan Auto Lease Trust:
Series 2009-A:
Class A2, 2.01% 4/15/11	720,000	723,403
Class A3, 2.92% 12/15/11	2,150,000	2,196,251
Series 2009-B Class A3, 2.07% 1/15/15	1,080,000	1,093,271
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3488% 3/25/36 (i)	31,057	30,249
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 0.9988% 10/30/45 (i)	1,372,950	1,249,385
Ocala Funding LLC:
Series 2005-1A Class A, 1.7288% 3/20/10 (d)(i)	71,000	27,690
Series 2006-1A Class A, 1.6288% 3/20/11 (d)(i)	149,000	55,130
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4788% 9/25/34 (i)	797,630	220,288
Class M4, 1.6788% 9/25/34 (i)	1,086,724	152,524
Series 2004-WWF1 Class M4, 1.3288% 1/25/35 (i)	1,905,000	280,275
Series 2005-WCH1:
Class M2, 0.7488% 1/25/35 (i)	97,891	68,214
Class M3, 0.7888% 1/25/35 (i)	60,718	29,135
Class M4, 1.0588% 1/25/35 (i)	187,294	25,114
Series 2005-WHQ2:
Class M7, 1.4788% 5/25/35 (i)	913,983	12,590
Class M9, 2.1088% 5/25/35 (i)	37,805	90
Providian Master Note Trust Series 2006-C1A Class C1, 0.7819% 3/16/15 (d)(i)	461,052	456,666
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	946,667	945,499
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	180,893	150,258
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0288% 4/25/33 (i)	648	370
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0238% 3/25/35 (i)	226,136	145,221
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3788% 3/20/19 (d)(i)	101,606	94,446
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.4536% 6/15/21 (i)	$ 1,800,000	$ 1,549,114
Series 2004-A:
Class B, 0.8336% 6/15/33 (i)	397,498	224,427
Class C, 1.2036% 6/15/33 (i)	1,181,000	179,364
Series 2004-B Class C, 1.1236% 9/15/33 (i)	1,900,000	760,000
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3788% 9/25/34 (i)	10,003	2,280
Swift Master Auto Receivables Trust:
Series 2007-1 Class A, 0.3319% 6/15/12 (i)	364,000	362,704
Series 2007-2 Class A, 0.8819% 10/15/12 (i)	1,915,000	1,906,450
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0888% 9/25/34 (i)	86,903	62,415
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6019% 6/15/12 (i)	465,653	459,484
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 10/15/12	1,690,000	1,703,372
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (d)	3,615,000	3,523,649
Series 2006-2A Class D, 5.54% 12/20/12 (d)	2,245,000	2,282,738
Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	2,698,978
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	112,639	0
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6088% 10/25/36 (i)	58,257	1,021
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7319% 8/15/15 (d)(i)	888,516	875,530
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	4,400,000	4,518,770
Series 2007-A5A Class A5, 0.9819% 10/15/14 (d)(i)	220,000	220,194
Series 2007-B1 Class B1, 4.95% 3/17/14 (d)	1,898,000	1,902,283
Series 2007-C1 Class C1, 0.6319% 5/15/14 (d)(i)	541,145	540,375
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	961	0
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (d)(i)	1,386,579	166,389
TOTAL ASSET-BACKED SECURITIES (Cost $170,474,358)		158,639,028
Collateralized Mortgage Obligations - 4.6%
	Principal Amount	Value
Private Sponsor - 1.1%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.34% 2/17/52 (d)(i)	$ 2,400,000	$ 2,373,506
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (d)(i)	180,708	72,283
Banc of America Mortgage Securities, Inc. Series 2004-B Class 1A1, 4.6863% 3/25/34 (i)	7,778	6,551
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5088% 1/25/35 (i)	513,053	385,222
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6288% 5/25/33 (i)	3,208	3,224
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3188% 9/19/36 (i)	27,665	26,817
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (i)	6,226	4,451
Fosse Master Issuer PLC:
floater:
Series 2006-1A:
Class B2, 0.4113% 10/18/54 (d)(i)	362,000	346,724
Class C2, 0.7213% 10/18/54 (d)(i)	121,000	111,296
Class M2, 0.5013% 10/18/54 (d)(i)	208,000	190,112
Series 2007-1A Class A2, 0.3313% 10/18/54 (d)(i)	1,111,956	1,104,489
Series 2007-1A Class C2, 0.8013% 10/18/54 (d)(i)	785,000	778,642
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (d)(i)	311,000	282,637
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (d)(i)	395,000	376,238
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8288% 12/20/54 (d)(i)	762,000	266,700
Series 2006-2 Class C1, 0.6988% 12/20/54 (i)	3,254,000	1,106,360
Series 2006-3 Class C2, 0.7288% 12/20/54 (i)	142,000	49,700
Series 2006-4:
Class B1, 0.3188% 12/20/54 (i)	381,000	259,080
Class C1, 0.6088% 12/20/54 (i)	233,000	81,550
Class M1, 0.3988% 12/20/54 (i)	100,000	62,000
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (i)	235,000	79,900
Class 1M1, 0.3788% 12/20/54 (i)	153,000	91,800
Class 2C1, 0.6588% 12/20/54 (i)	107,000	36,380
Class 2M1, 0.4788% 12/20/54 (i)	196,000	117,600
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (i)	272,000	95,200
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6988% 1/20/44 (i)	$ 54,183	$ 25,732
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4488% 5/19/35 (i)	50,981	29,431
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9688% 3/25/35 (i)	27,322	8,894
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6188% 9/26/45 (d)(i)	294,038	132,953
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (i)	161,017	66,064
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (i)	210,535	112,800
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4019% 6/15/22 (d)(i)	26,395	19,796
Class C, 0.4219% 6/15/22 (d)(i)	161,633	105,061
Class D, 0.4319% 6/15/22 (d)(i)	62,186	34,202
Class E, 0.4419% 6/15/22 (d)(i)	99,468	51,723
Class F, 0.4719% 6/15/22 (d)(i)	179,345	84,292
Class G, 0.5419% 6/15/22 (d)(i)	37,282	16,777
Class H, 0.5619% 6/15/22 (d)(i)	74,650	29,860
Class J, 0.6019% 6/15/22 (d)(i)	87,091	30,482
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5188% 7/25/35 (i)	344,383	265,276
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5288% 3/25/37 (i)	310,176	18,953
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (i)	260,000	252,347
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.5784% 7/10/35 (d)(i)	134,092	62,983
Series 2004-A:
Class B4, 1.4284% 2/10/36 (d)(i)	86,509	45,218
Class B5, 1.9284% 2/10/36 (d)(i)	57,666	30,736
Series 2004-B:
Class B4, 1.3284% 2/10/36 (d)(i)	39,154	20,019
Class B5, 1.7784% 2/10/36 (d)(i)	30,321	12,993
Class B6, 2.2284% 2/10/36 (d)(i)	10,577	3,279
Series 2004-C:
Class B4, 1.1784% 9/10/36 (d)(i)	51,914	24,057
Class B5, 1.5784% 9/10/36 (d)(i)	58,213	26,009
Class B6, 1.9784% 9/10/36 (d)(i)	12,891	4,580
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6788% 6/25/33 (d)(i)	34,805	28,951
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (i)	$ 5,383	$ 2,725
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 0.4288% 6/25/35 (i)	140,989	114,177
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6288% 9/25/33 (d)(i)	122,411	105,318
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (i)	415,454	220,257
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3506% 7/25/36 (i)	2,029,846	1,973,972
Series 2006-5 Class A1, 0.3488% 6/25/36 (i)	975,382	944,175
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (d)(i)	1,503,777	1,450,307
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3088% 9/25/46 (i)	1,400	1,372
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (i)	193,081	168,711
TOTAL PRIVATE SPONSOR		14,832,944
U.S. Government Agency - 3.5%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	403,450	417,717
Series 2006-64 Class PA, 5.5% 2/25/30	2,468,656	2,573,845
Series 2008-29 Class CA, 4.5% 9/25/35	4,165,311	4,352,952
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2006-49 Class CA, 6% 2/25/31	3,149,280	3,300,425
Series 2006-54 Class PE, 6% 2/25/33	1,227,698	1,310,963
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	737,567	801,284
Series 2003-76 Class BA, 4.5% 3/25/18	1,804,433	1,889,758
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	335,424	364,873
Freddie Mac Multi-class participation certificates sequential payer Series 3555:
Class CM, 4% 12/15/14	8,574,630	8,904,836
Class KH, 4% 12/15/14	8,789,984	9,185,926
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	$ 1,017,986	$ 1,082,565
Series 2690 Class PD, 5% 2/15/27	1,079,615	1,098,511
Series 2755 Class LC, 4% 6/15/27	1,080,785	1,095,602
Series 2901 Class UM, 4.5% 1/15/30	2,513,037	2,617,885
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	602,367	635,358
Series 2635 Class DG, 4.5% 1/15/18	2,068,171	2,160,947
Series 2780 Class A, 4% 12/15/14	1,068,929	1,080,639
Series 2867 Class EA, 4.5% 11/15/18	601,289	627,971
Series 2895 Class EJ, 4% 8/15/17	1,268,964	1,312,326
Series 2970 Class YA, 5% 9/15/18	571,291	592,318
TOTAL U.S. GOVERNMENT AGENCY		45,406,701
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $59,092,967)		60,239,645
Commercial Mortgage Securities - 3.9%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9775% 2/3/11 (d)(i)(j)	14,273,925	127,022
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5186% 2/14/43 (i)(j)	3,214,695	115,487
Banc of America Commercial Mortgage Trust sequential payer:
Series 2006-5 Class A1, 5.185% 9/10/47	368,179	373,483
Series 2007-3 Class A1, 5.6579% 6/10/49 (i)	1,230,788	1,267,049
Banc of America Commercial Mortgage, Inc.:
Series 2004-6 Class XP, 0.4983% 12/10/42 (i)(j)	8,505,824	70,563
Series 2005-4 Class XP, 0.1537% 7/10/45 (i)(j)	13,598,519	63,375
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7019% 3/15/22 (d)(i)	78,149	59,393
Class G, 0.7619% 3/15/22 (d)(i)	50,652	35,456
Series 2006-BIX1:
Class F, 0.5419% 10/15/19 (d)(i)	201,139	136,775
Class G, 0.5619% 10/15/19 (d)(i)	137,009	79,465
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0788% 12/25/33 (d)(i)	$ 11,171	$ 5,921
Series 2004-1:
Class A, 0.5888% 4/25/34 (d)(i)	539,097	415,105
Class B, 2.1288% 4/25/34 (d)(i)	65,310	30,043
Class M1, 0.7888% 4/25/34 (d)(i)	37,816	23,824
Class M2, 1.4288% 4/25/34 (d)(i)	36,475	19,332
Series 2004-2:
Class A, 0.6588% 8/25/34 (d)(i)	438,985	319,440
Class M1, 0.8088% 8/25/34 (d)(i)	156,451	89,177
Series 2004-3:
Class A1, 0.5988% 1/25/35 (d)(i)	767,439	548,719
Class A2, 0.6488% 1/25/35 (d)(i)	116,975	73,695
Class M1, 0.7288% 1/25/35 (d)(i)	41,413	22,363
Class M2, 1.2288% 1/25/35 (d)(i)	26,798	12,327
Series 2005-2A:
Class A1, 0.5388% 8/25/35 (d)(i)	176,694	119,162
Class M1, 0.6588% 8/25/35 (d)(i)	13,110	6,010
Class M2, 0.7088% 8/25/35 (d)(i)	21,623	9,248
Class M3, 0.7288% 8/25/35 (d)(i)	11,964	4,779
Class M4, 0.8388% 8/25/35 (d)(i)	10,982	4,078
Series 2005-3A:
Class A1, 0.5488% 11/25/35 (d)(i)	96,141	67,645
Class A2, 0.6288% 11/25/35 (d)(i)	62,329	37,765
Class M1, 0.6688% 11/25/35 (d)(i)	11,371	5,258
Class M2, 0.7188% 11/25/35 (d)(i)	14,437	6,331
Class M3, 0.7388% 11/25/35 (d)(i)	12,920	5,319
Class M4, 0.8288% 11/25/35 (d)(i)	16,098	6,190
Series 2005-4A:
Class A2, 0.6188% 1/25/36 (d)(i)	1,114,728	696,705
Class B1, 1.6288% 1/25/36 (d)(i)	75,007	23,252
Class M1, 0.6788% 1/25/36 (d)(i)	350,602	171,795
Class M2, 0.6988% 1/25/36 (d)(i)	133,043	61,200
Class M3, 0.7288% 1/25/36 (d)(i)	142,985	61,484
Class M4, 0.8388% 1/25/36 (d)(i)	73,165	27,803
Class M5, 0.8788% 1/25/36 (d)(i)	73,165	25,242
Class M6, 0.9288% 1/25/36 (d)(i)	74,249	23,760
Series 2006-1:
Class A2, 0.5888% 4/25/36 (d)(i)	34,028	19,988
Class M1, 0.6088% 4/25/36 (d)(i)	12,170	5,186
Class M2, 0.6288% 4/25/36 (d)(i)	12,859	5,093
Class M3, 0.6488% 4/25/36 (d)(i)	11,064	4,121
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M4, 0.7488% 4/25/36 (d)(i)	$ 6,270	$ 2,236
Class M5, 0.7888% 4/25/36 (d)(i)	6,085	2,056
Class M6, 0.8688% 4/25/36 (d)(i)	12,133	3,873
Series 2006-2A:
Class A1, 0.4588% 7/25/36 (d)(i)	344,953	235,362
Class A2, 0.5088% 7/25/36 (d)(i)	31,142	18,246
Class B1, 1.0988% 7/25/36 (d)(i)	11,660	3,465
Class B3, 2.9288% 7/25/36 (d)(i)	17,617	4,705
Class M1, 0.5388% 7/25/36 (d)(i)	32,675	14,155
Class M2, 0.5588% 7/25/36 (d)(i)	23,054	9,192
Class M3, 0.5788% 7/25/36 (d)(i)	19,123	7,127
Class M4, 0.6488% 7/25/36 (d)(i)	12,913	4,585
Class M5, 0.6988% 7/25/36 (d)(i)	15,871	5,314
Class M6, 0.7688% 7/25/36 (d)(i)	23,680	7,625
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (d)(i)	20,296	3,450
Class B2, 1.5788% 10/25/36 (d)(i)	14,638	2,196
Class B3, 2.8288% 10/25/36 (d)(i)	23,821	3,573
Class M4, 0.6588% 10/25/36 (d)(i)	22,430	5,944
Class M5, 0.7088% 10/25/36 (d)(i)	26,852	6,445
Class M6, 0.7888% 10/25/36 (d)(i)	52,561	10,512
Series 2006-4A:
Class A1, 0.4588% 12/25/36 (d)(i)	95,227	64,117
Class A2, 0.4988% 12/25/36 (d)(i)	431,651	197,998
Class B1, 0.9288% 12/25/36 (d)(i)	15,089	3,609
Class B2, 1.4788% 12/25/36 (d)(i)	15,615	3,307
Class B3, 2.6788% 12/25/36 (d)(i)	25,785	4,763
Class M1, 0.5188% 12/25/36 (d)(i)	30,584	10,032
Class M2, 0.5388% 12/25/36 (d)(i)	20,853	6,348
Class M3, 0.5688% 12/25/36 (d)(i)	20,853	5,983
Class M4, 0.6288% 12/25/36 (d)(i)	25,023	6,764
Class M5, 0.6688% 12/25/36 (d)(i)	22,938	5,785
Class M6, 0.7488% 12/25/36 (d)(i)	20,853	4,859
Series 2007-1:
Class A2, 0.4988% 3/25/37 (d)(i)	474,317	279,847
Class B1, 0.8988% 3/25/37 (d)(i)	151,443	28,774
Class B2, 1.3788% 3/25/37 (d)(i)	111,031	17,765
Class B3, 3.5788% 3/25/37 (d)(i)	308,865	40,152
Class M1, 0.4988% 3/25/37 (d)(i)	129,699	51,231
Class M2, 0.5188% 3/25/37 (d)(i)	98,193	34,368
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M3, 0.5488% 3/25/37 (d)(i)	$ 85,276	$ 26,436
Class M4, 0.5988% 3/25/37 (d)(i)	64,323	18,011
Class M5, 0.6488% 3/25/37 (d)(i)	107,527	26,882
Class M6, 0.7288% 3/25/37 (d)(i)	148,287	32,623
Series 2007-2A:
Class A1, 0.4988% 7/25/37 (d)(i)	75,238	48,905
Class A2, 0.5488% 7/25/37 (d)(i)	70,468	33,120
Class B1, 1.8288% 7/25/37 (d)(i)	22,080	3,422
Class B2, 2.4788% 7/25/37 (d)(i)	19,135	3,157
Class B3, 3.5788% 7/25/37 (d)(i)	21,520	3,013
Class M1, 0.5988% 7/25/37 (d)(i)	25,116	8,790
Class M2, 0.6388% 7/25/37 (d)(i)	14,094	4,369
Class M3, 0.7188% 7/25/37 (d)(i)	14,274	3,711
Class M4, 0.8788% 7/25/37 (d)(i)	27,483	6,046
Class M5, 0.9788% 7/25/37 (d)(i)	24,303	4,861
Class M6, 1.2288% 7/25/37 (d)(i)	30,843	5,243
Series 2007-3:
Class A2, 0.5188% 7/25/37 (d)(i)	120,605	57,734
Class B1, 1.1788% 7/25/37 (d)(i)	103,790	22,232
Class B2, 1.8288% 7/25/37 (d)(i)	265,679	48,247
Class B3, 4.2288% 7/25/37 (d)(i)	138,331	21,068
Class M1, 0.5388% 7/25/37 (d)(i)	91,116	32,628
Class M2, 0.5688% 7/25/37 (d)(i)	95,795	31,747
Class M3, 0.5988% 7/25/37 (d)(i)	155,063	48,054
Class M4, 0.7288% 7/25/37 (d)(i)	245,207	67,407
Class M5, 0.8288% 7/25/37 (d)(i)	122,236	28,432
Class M6, 1.0288% 7/25/37 (d)(i)	95,462	24,610
Series 2007-4A:
Class A2, 0.7788% 9/25/37 (d)(i)	930,550	418,748
Class B1, 2.7788% 9/25/37 (d)(i)	154,092	16,950
Class B2, 3.6788% 9/25/37 (d)(i)	577,786	57,779
Class M1, 1.1788% 9/25/37 (d)(i)	144,194	33,165
Class M2, 1.2788% 9/25/37 (d)(i)	144,194	27,397
Class M4, 1.8288% 9/25/37 (d)(i)	379,994	56,999
Class M5, 1.9788% 9/25/37 (d)(i)	379,994	49,399
Class M6, 2.1788% 9/25/37 (d)(i)	380,088	45,611
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(j)	4,381,236	140,200
Series 2006-2A Class IO, 1.7976% 7/25/36 (c)(d)(j)	12,286,363	738,410
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6719% 3/15/19 (d)(i)	$ 102,211	$ 56,216
Class H, 0.8819% 3/15/19 (d)(i)	68,774	33,012
Class J, 1.0819% 3/15/19 (d)(i)	51,667	22,217
Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (d)(i)	52,963	26,482
Class E, 0.5319% 3/15/22 (d)(i)	275,033	129,266
Class F, 0.5819% 3/15/22 (d)(i)	168,653	72,522
Class G, 0.6319% 3/15/22 (d)(i)	43,346	17,339
Class H, 0.7819% 3/15/22 (d)(i)	52,963	19,067
Class J, 0.9319% 3/15/22 (d)(i)	52,963	14,830
sequential payer Series 2007-PW17 Class A1, 5.282% 6/11/50	1,144,685	1,169,788
Series 2002-TOP8 Class X2, 2.0891% 8/15/38 (d)(i)(j)	5,302,941	68,935
Series 2003-PWR2 Class X2, 0.4448% 5/11/39 (d)(i)(j)	13,091,471	104,123
Series 2004-PWR6 Class X2, 0.6186% 11/11/41 (d)(i)(j)	5,692,059	86,487
Series 2005-PWR9 Class X2, 0.3672% 9/11/42 (d)(i)(j)	31,776,227	384,190
Series 2007-T28 Class A1, 5.422% 9/11/42	619,777	645,077
C-BASS Trust floater Series 2006-SC1 Class A, 0.4988% 5/25/36 (d)(i)	127,389	84,213
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.0744% 5/15/35 (d)(i)(j)	32,694,160	1,104,405
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5631% 11/15/36 (d)(i)	56,376	35,939
Class H, 0.6031% 11/15/36 (d)(i)	45,122	26,565
Series 2004-C2 Class XP, 0.9084% 10/15/41 (d)(i)(j)	6,624,792	101,473
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4247% 10/15/48 (i)(j)	56,333,057	778,489
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2:
Class A1, 5.064% 4/15/47 (i)	189,705	191,584
Class A2, 5.334% 4/15/47	2,463,000	2,499,826
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5419% 4/15/17 (d)(i)	120,571	78,371
Class E, 0.6019% 4/15/17 (d)(i)	38,383	23,030
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class F, 0.6419% 4/15/17 (d)(i)	$ 21,773	$ 11,540
Class G, 0.7819% 4/15/17 (d)(i)	21,773	9,798
Class H, 0.8519% 4/15/17 (d)(i)	21,773	6,967
Class J, 1.0819% 4/15/17 (d)(i)	16,697	4,174
Series 2005-FL11:
Class F, 0.6819% 11/15/17 (d)(i)	31,975	24,940
Class G, 0.7319% 11/15/17 (d)(i)	22,163	14,849
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	1,375,000	1,351,269
Series 2004-LBN2 Class X2, 0.8616% 3/10/39 (d)(i)(j)	2,032,696	15,718
Series 2005-LP5 Class XP, 0.2739% 5/10/43 (i)(j)	8,191,127	60,917
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	112,561	114,317
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6708% 12/15/39 (i)(j)	41,879,925	870,826
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.9546% 9/15/18 (i)(j)	16,351,523	211,559
Series 2003-C3 Class ASP, 1.6919% 5/15/38 (d)(i)(j)	13,635,570	64,764
Series 2004-C1 Class ASP, 0.9529% 1/15/37 (d)(i)(j)	10,486,303	95,079
Series 2005-C1 Class ASP, 0.3242% 2/15/38 (d)(i)(j)	14,185,090	87,987
Series 2005-C2 Class ASP, 0.5333% 4/15/37 (d)(i)(j)	11,741,737	126,814
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4019% 2/15/22 (d)(i)	236,650	118,325
0.5019% 2/15/22 (d)(i)	84,521	29,582
Class F, 0.5519% 2/15/22 (d)(i)	169,020	54,086
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	225,124	225,102
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	1,360,000	1,305,916
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 1.0456% 5/15/33 (d)(i)(j)	10,245,512	103,011
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	1,685,813	1,733,549
Series 2004-C3 Class X2, 0.6292% 12/10/41 (i)(j)	6,980,816	69,993
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 0.8642% 1/5/36 (d)(i)(j)	10,593,922	76,744
Series 2005-GG3 Class XP, 0.6669% 8/10/42 (d)(i)(j)	29,104,574	417,668
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(j)	92,649,419	1,021,460
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6684% 6/6/20 (d)(i)	$ 105,970	$ 58,315
Series 2007-EOP:
Class C, 0.5484% 3/6/20 (d)(i)	720,000	612,000
Class D, 0.5984% 3/6/20 (d)(i)	215,000	180,600
Class E, 0.6684% 3/6/20 (d)(i)	360,000	301,500
Class F, 0.7084% 3/6/20 (d)(i)	180,000	149,850
Class G, 0.7484% 3/6/20 (d)(i)	90,000	74,025
Class H, 0.8784% 3/6/20 (d)(i)	150,000	123,000
Class J, 1.0784% 3/6/20 (d)(i)	215,000	172,538
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	475,000	501,333
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (d)	139,540	143,035
Series 2000-HLTA Class D, 7.555% 10/3/15 (d)	1,275,000	1,325,912
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	79,454	79,586
Series 2003-CB7 Class X2, 0.7076% 1/12/38 (d)(i)(j)	2,480,002	15,054
Series 2003-LN1 Class X2, 0.6557% 10/15/37 (d)(i)(j)	17,121,765	66,013
Series 2004-C1 Class X2, 0.9676% 1/15/38 (d)(i)(j)	2,183,601	20,439
Series 2004-CB8 Class X2, 1.0889% 1/12/39 (d)(i)(j)	3,658,071	29,126
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4619% 11/15/18 (d)(i)	29,213	15,182
Class E, 0.5119% 11/15/18 (d)(i)	41,398	20,686
Class F, 0.5619% 11/15/18 (d)(i)	62,090	28,542
Class G, 0.5919% 11/15/18 (d)(i)	53,962	23,727
Class H, 0.7319% 11/15/18 (d)(i)	41,398	16,546
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (i)	696,004	712,738
Series 2008-C2 Class A1, 5.017% 2/12/51	427,477	437,584
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	3,345,000	3,392,988
Series 2006-C6 Class A1, 5.23% 9/15/39	559,031	568,247
Series 2006-C7 Class A1, 5.279% 11/15/38	213,809	218,879
Series 2007-C1 Class A1, 5.391% 2/15/40 (i)	292,904	299,603
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2 Class A1, 5.226% 2/15/40	$ 237,057	$ 241,397
Series 2003-C1 Class XCP, 1.2721% 12/15/36 (d)(i)(j)	3,886,333	2,050
Series 2004-C2 Class XCP, 1.0507% 3/15/36 (d)(i)(j)	6,373,742	62,131
Series 2004-C6 Class XCP, 0.5836% 8/15/36 (d)(i)(j)	8,673,840	69,793
Series 2005-C7 Class XCP, 0.1523% 11/15/40 (i)(j)	58,960,313	318,828
Series 2006-C1 Class XCP, 0.3421% 2/15/41 (i)(j)	45,412,331	455,963
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (i)(j)	23,974,011	468,407
Series 2007-C1 Class XCP, 0.4741% 2/15/40 (i)(j)	9,621,373	131,999
Series 2007-C2 Class XCP, 0.5056% 2/15/40 (i)(j)	47,433,770	721,624
LB-UBS Westfield Trust:
Series 2001-WM Class X, 0.5408% 7/14/16 (d)(i)(j)	11,618,547	65,610
Series 2001-WM, 6.754% 7/14/16 (d)	1,085,000	1,101,714
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5719% 9/15/21 (d)(i)	145,070	85,990
Class G, 0.5919% 9/15/21 (d)(i)	286,588	127,355
Class H, 0.6319% 9/15/21 (d)(i)	73,934	25,703
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	479,394	478,842
Series 2005-MCP1 Class XP, 0.5279% 6/12/43 (i)(j)	9,626,931	181,646
Series 2005-MKB2 Class XP, 0.154% 9/12/42 (i)(j)	4,622,439	32,521
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	297,965	304,307
Series 2007-8 Class A1, 4.622% 8/12/49	547,185	559,117
Series 2007-9 Class A2, 5.59% 9/12/49	952,000	985,321
Series 2006-4 Class XP, 0.6256% 12/12/49 (i)(j)	19,426,619	397,840
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.429% 7/15/19 (d)(i)	104,414	14,357
Series 2007-XCLA Class A1, 0.4319% 7/17/17 (d)(i)	334,093	132,802
Series 2007-XLCA Class B, 0.7288% 7/17/17 (d)(i)	197,763	3,955
Series 2007-XLFA:
Class D, 0.419% 10/15/20 (d)(i)	84,694	21,174
Class E, 0.479% 10/15/20 (d)(i)	105,926	15,889
Class F, 0.529% 10/15/20 (d)(i)	63,569	6,357
Class G, 0.4719% 10/15/20 (d)(i)	78,581	6,286
Class H, 0.659% 10/15/20 (d)(i)	49,464	2,473
Class J, 0.809% 10/15/20 (d)(i)	56,462	1,694
Class MHRO, 0.9219% 10/15/20 (d)(i)	22,048	2,811
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class MJPM, 1.2319% 10/15/20 (d)(i)	$ 7,257	$ 780
Class MSTR, 0.9319% 10/15/20 (d)(i)	13,611	2,144
Class NHRO, 1.119% 10/15/20 (d)(i)	32,202	3,784
Class NSTR, 1.079% 10/15/20 (d)(i)	12,676	1,743
sequential payer:
Series 2003-IQ5 Class X2, 0.8736% 4/15/38 (d)(i)(j)	5,217,543	65,976
Series 2006-HQ8 Class A1, 5.124% 3/12/44	23,398	23,406
Series 2006-T23 Class A1, 5.682% 8/12/41	365,574	376,489
Series 2007-HQ11 Class A1, 5.246% 2/12/44	536,290	549,806
Series 2007-IQ14 Class A2, 5.61% 4/15/49	2,425,000	2,520,316
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (d)(i)(j)	10,847,649	112,580
Series 2005-HQ5 Class X2, 0.1749% 1/14/42 (i)(j)	11,675,756	67,203
Series 2005-IQ9 Class X2, 1.0371% 7/15/56 (d)(i)(j)	11,027,261	207,709
Series 2005-TOP17 Class X2, 0.5915% 12/13/41 (i)(j)	8,088,685	124,042
Series 2007-XLC1:
Class C, 0.829% 7/17/17 (d)(i)	269,743	14,162
Class D, 0.929% 7/17/17 (d)(i)	126,510	6,642
Class E, 1.029% 7/17/17 (d)(i)	103,244	5,420
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.3313% 3/12/35 (d)(i)(j)	9,189,484	118,074
Series 2003-TOP9 Class X2, 1.4709% 11/13/36 (d)(i)(j)	4,691,733	65,689
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 10.706% 4/4/27 (i)	1,159,761	1,161,537
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4319% 1/15/18 (d)(i)	161,978	161,613
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (d)(i)	176,861	83,648
Class F, 0.5731% 8/11/18 (d)(i)	238,334	102,256
Class G, 0.5931% 8/11/18 (d)(i)	225,785	92,918
Class J, 0.8331% 8/11/18 (d)(i)	50,198	12,659
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (d)(i)	11,855	4,742
Class AP2, 1.0319% 6/15/20 (d)(i)	19,414	5,824
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class F, 0.7119% 6/15/20 (d)(i)	$ 376,985	$ 67,857
Class LXR2, 1.0319% 6/15/20 (d)(i)	257,008	77,102
sequential payer:
Series 2007-C30 Class A1, 5.031% 12/15/43	469,872	478,460
Series 2007-C31 Class A1, 5.14% 4/15/47	272,224	277,200
Series 2005-C18 Class XP, 0.3091% 4/15/42 (d)(i)(j)	16,496,202	118,792
Series 2005-C20 Class A3SF, 0.3631% 7/15/42 (i)	1,216,263	1,194,560
Series 2006-C23 Class X, 0.0803% 1/15/45 (d)(i)(j)	241,974,003	895,933
Series 2007-C30 Class XP, 0.434% 12/15/43 (d)(i)(j)	47,830,590	694,720
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $57,544,631)		50,905,787
Municipal Securities - 0.1%

Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13 (Cost $1,780,000)	1,780,000	1,798,227
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.875% 11/19/12 (Cost $3,743,138)	3,750,000	3,769,961
Certificates of Deposit - 0.2%

Royal Bank of Canada New York Branch yankee 2.25% 3/15/13 (Cost $2,883,182)	2,885,000	2,935,482
Commercial Paper - 0.9%

Fortis Funding LLC yankee 0.21% 4/19/10	3,000,000	2,999,263
Landesbank Hessen-Thuringen yankee 0.65% 5/25/10	4,000,000	3,997,859
UniCredito Italiano Bank (Ireland) PLC yankee 0.795% 3/4/10	4,000,000	3,999,900
TOTAL COMMERCIAL PAPER (Cost $10,992,561)		10,997,022
Cash Equivalents - 3.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.12%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) # (Cost $38,504,000)	$ 38,504,381	$ 38,504,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,299,925,248)		1,300,016,217
NET OTHER ASSETS - 0.1%		1,745,068
NET ASSETS - 100%		$ 1,301,761,285
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
72 Eurodollar 90 Day Index Contracts	March 2010	$ 71,952,300	$ 221,620
47 Eurodollar 90 Day Index Contracts	June 2010	46,958,875	143,211
47 Eurodollar 90 Day Index Contracts	Sept. 2010	46,939,488	153,774
52 Eurodollar 90 Day Index Contracts	Dec. 2010	51,895,350	19,347
52 Eurodollar 90 Day Index Contracts	March 2011	51,850,500	19,997
TOTAL EURODOLLAR CONTRACTS			$ 557,949
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)

	August 2034	$ 77,424	$ (57,982)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (h)	Oct. 2034	93,189	(58,881)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (h)	April 2032	31,876	(18,755)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	1,009	(930)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (h)	Oct. 2034	102,964	(70,057)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	104,103	(98,328)
		$ 410,565	$ (304,933)
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $160,469,126 or 12.3% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $50,323,362 or 3.9% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $238,772.

(h) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,743,704 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 1,818,758
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$38,504,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 25,769,156
HSBC Securities (USA), Inc.	3,709,178
ING Financial Markets LLC	370,918
J.P. Morgan Securities, Inc.	2,472,785
Mizuho Securities USA, Inc.	5,563,767
RBC Capital Markets Corp.	618,196
$ 38,504,000
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 354,604,603	$ -	$ 354,604,603	$ -
U.S. Government and Government Agency Obligations	510,553,589	-	510,553,589	-
U.S. Government Agency - Mortgage Securities	107,068,873	-	107,068,873	-
Asset-Backed Securities	158,639,028	-	152,166,919	6,472,109
Collateralized Mortgage Obligations	60,239,645	-	58,595,815	1,643,830
Commercial Mortgage Securities	50,905,787	-	44,115,426	6,790,361
Municipal Securities	1,798,227	-	1,798,227	-
Foreign Government and Government Agency Obligations	3,769,961	-	3,769,961	-
Certificates of Deposit	2,935,482	-	2,935,482	-
Commercial Paper	10,997,022	-	10,997,022	-
Cash Equivalents	38,504,000	-	38,504,000	-
Total Investments in Securities:	$ 1,300,016,217	$ -	$ 1,285,109,917	$ 14,906,300
Derivative Instruments:
Assets
Futures Contracts	$ 557,949	$ 557,949	$ -	$ -
Liabilities
Swap Agreements	$ (304,933)	$ -	$ (116,863)	$ (188,070)
Total Derivative Instruments:	$ 253,016	$ 557,949	$ (116,863)	$ (188,070)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 9,550,559
Total Realized Gain (Loss)	(425,816)
Total Unrealized Gain (Loss)	1,464,103
Cost of Purchases	4,293
Proceeds of Sales	(2,685,808)
Amortization/Accretion	(190,489)
Transfers in/out of Level 3	(1,244,733)
Ending Balance	$ 6,472,109
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 395,589
Collateralized Mortgage Obligations
Beginning Balance	$ 1,045,867
Total Realized Gain (Loss)	12,142
Total Unrealized Gain (Loss)	1,439,009
Cost of Purchases	-
Proceeds of Sales	(23,353)
Amortization/Accretion	14,960
Transfers in/out of Level 3	(844,795)
Ending Balance	$ 1,643,830
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 984,286
Commercial Mortgage Securities
Beginning Balance	$ 8,624,355
Total Realized Gain (Loss)	86,652
Total Unrealized Gain (Loss)	1,012,921
Cost of Purchases	-
Proceeds of Sales	(774,834)
Amortization/Accretion	(109,797)
Transfers in/out of Level 3	(2,048,936)
Ending Balance	$ 6,790,361
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 502,665
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (202,406)
Total Unrealized Gain (Loss)	14,336
Transfers in/out of Level 3	-
Ending Balance	$ (188,070)
Realized gain (loss) on Swap Agreements for the period	$ 4,288
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2010	$ 12,855

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (304,933)
Interest Rate Risk
Futures Contracts (a)	557,949	-
Total Value of Derivatives	$ 557,949	$ (304,933)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $42,122,800 of which $6,438,298, $4,621,616, $1,110,250, $1,361,959 and $28,590,677 will expire on August 31, 2013, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $30,178,499 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010

Assets
Investment in securities, at value (including repurchase agreements of $38,504,000) - See accompanying schedule: Unaffiliated issuers (cost $1,299,925,248)		$ 1,300,016,217
Cash		6,530
Receivable for investments sold		8,230,117
Receivable for swap agreements		823
Receivable for fund shares sold		3,694,473
Interest receivable		6,961,229
Receivable for daily variation on futures contracts		3,188
Prepaid expenses		2,881
Total assets		1,318,915,458

Liabilities
Payable for investments purchased Regular delivery	$ 10,087,339
Delayed delivery	3,283,571
Payable for fund shares redeemed	2,485,837
Distributions payable	181,827
Unrealized depreciation on swap agreements	304,933
Accrued management fee	340,082
Distribution fees payable	169,996
Other affiliated payables	210,734
Other payables and accrued expenses	89,854
Total liabilities		17,154,173

Net Assets		$ 1,301,761,285
Net Assets consist of:
Paid in capital		$ 1,367,790,749
Undistributed net investment income		1,260,299
Accumulated undistributed net realized gain (loss) on investments		(67,633,749)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		343,986
Net Assets		$ 1,301,761,285

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($304,908,110 ÷ 33,415,984 shares)	$ 9.12

Maximum offering price per share (100/98.50 of $9.12)	$ 9.26
Class T: Net Asset Value and redemption price per share ($201,030,222 ÷ 22,013,619 shares)	$ 9.13

Maximum offering price per share (100/98.50 of $9.13)	$ 9.27
Class B: Net Asset Value and offering price per share ($12,875,225 ÷ 1,408,718 shares) A	$ 9.14

Class C: Net Asset Value and offering price per share ($119,274,365 ÷ 13,055,998 shares) A	$ 9.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($663,673,363 ÷ 72,675,234 shares)	$ 9.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2010

Investment Income
Interest		$ 18,245,667

Expenses
Management fee	$ 1,966,283
Transfer agent fees	1,039,477
Distribution fees	985,634
Accounting and security lending fees	217,042
Custodian fees and expenses	20,833
Independent trustees' compensation	2,207
Registration fees	59,401
Audit	93,084
Legal	3,146
Miscellaneous	10,207
Total expenses before reductions	4,397,314
Expense reductions	(312)	4,397,002
Net investment income		13,848,665
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,252,476
Futures contracts	675,287
Swap agreements	5,043
Total net realized gain (loss)		5,932,806
Change in net unrealized appreciation (depreciation) on: Investment securities	17,371,834
Futures contracts	(304,753)
Swap agreements	29,270
Total change in net unrealized appreciation (depreciation)		17,096,351
Net gain (loss)		23,029,157
Net increase (decrease) in net assets resulting from operations		$ 36,877,822

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,848,665	$ 33,439,799
Net realized gain (loss)	5,932,806	(35,761,920)
Change in net unrealized appreciation (depreciation)	17,096,351	33,987,648
Net increase (decrease) in net assets resulting from operations	36,877,822	31,665,527
Distributions to shareholders from net investment income	(14,385,639)	(31,583,015)
Share transactions - net increase (decrease)	25,815,353	(121,336,902)
Total increase (decrease) in net assets	48,307,536	(121,254,390)

Net Assets
Beginning of period	1,253,453,749	1,374,708,139
End of period (including undistributed net investment income of $1,260,299 and undistributed net investment income of $1,797,273, respectively)	$ 1,301,761,285	$ 1,253,453,749

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 G	2005 I	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.96	$ 8.94	$ 9.25	$ 9.39	$ 9.39	$ 9.60	$ 9.55
Income from Investment Operations
Net investment income E	.101	.237	.364	.414	.305	.281	.202
Net realized and unrealized gain (loss)	.164	.007 F	(.315)	(.154)	.002	(.204)	.040
Total from investment operations	.265	.244	.049	.260	.307	.077	.242
Distributions from net investment income	(.105)	(.224)	(.359)	(.400)	(.307)	(.279)	(.192)
Distributions from net realized gain	-	-	-	-	-	(.008)	-
Total distributions	(.105)	(.224)	(.359)	(.400)	(.307)	(.287)	(.192)
Net asset value, end of period	$ 9.12	$ 8.96	$ 8.94	$ 9.25	$ 9.39	$ 9.39	$ 9.60
Total Return B, C, D	2.97%	2.81%	.51%	2.79%	3.33%	.81%	2.56%
Ratios to Average Net Assets H
Expenses before reductions	.72% A	.74%	.78%	.78%	.78% A	.85%	.87%
Expenses net of fee waivers, if any	.72% A	.74%	.78%	.78%	.78% A	.85%	.87%
Expenses net of all reductions	.72% A	.74%	.78%	.77%	.78% A	.85%	.87%
Net investment income	2.24% A	2.70%	3.98%	4.41%	3.91% A	2.96%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 304,908	$ 265,959	$ 342,015	$ 412,412	$ 377,221	$ 369,512	$ 357,760
Portfolio turnover rate	286% A	318% J	94%	91% J	55% A	94%	87%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 G	2005 I	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55
Income from Investment Operations
Net investment income E	.101	.237	.368	.417	.308	.284	.207
Net realized and unrealized gain (loss)	.164	.016 F	(.327)	(.154)	.002	(.194)	.038
Total from investment operations	.265	.253	.041	.263	.310	.090	.245
Distributions from net investment income	(.105)	(.223)	(.361)	(.403)	(.310)	(.282)	(.195)
Distributions from net realized gain	-	-	-	-	-	(.008)	-
Total distributions	(.105)	(.223)	(.361)	(.403)	(.310)	(.290)	(.195)
Net asset value, end of period	$ 9.13	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60
Total Return B, C, D	2.96%	2.91%	.43%	2.82%	3.36%	.95%	2.59%
Ratios to Average Net Assets H
Expenses before reductions	.72% A	.75%	.76%	.75%	.74% A	.81%	.83%
Expenses net of fee waivers, if any	.72% A	.75%	.76%	.75%	.74% A	.81%	.83%
Expenses net of all reductions	.72% A	.75%	.76%	.75%	.74% A	.81%	.83%
Net investment income	2.24% A	2.70%	4.01%	4.44%	3.95% A	2.99%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 201,030	$ 253,439	$ 334,850	$ 516,227	$ 514,917	$ 544,662	$ 517,440
Portfolio turnover rate	286% A	318% J	94%	91% J	55% A	94%	87%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 G	2005 I	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 8.95	$ 9.27	$ 9.41	$ 9.41	$ 9.61	$ 9.56
Income from Investment Operations
Net investment income E	.064	.167	.295	.344	.247	.210	.130
Net realized and unrealized gain (loss)	.174	.007 F	(.326)	(.155)	.002	(.194)	.038
Total from investment operations	.238	.174	(.031)	.189	.249	.016	.168
Distributions from net investment income	(.068)	(.154)	(.289)	(.329)	(.249)	(.208)	(.118)
Distributions from net realized gain	-	-	-	-	-	(.008)	-
Total distributions	(.068)	(.154)	(.289)	(.329)	(.249)	(.216)	(.118)
Net asset value, end of period	$ 9.14	$ 8.97	$ 8.95	$ 9.27	$ 9.41	$ 9.41	$ 9.61
Total Return B, C, D	2.66%	2.00%	(.36)%	2.01%	2.68%	.17%	1.77%
Ratios to Average Net Assets H
Expenses before reductions	1.54% A	1.54%	1.55%	1.54%	1.54% A	1.61%	1.63%
Expenses net of fee waivers, if any	1.54% A	1.54%	1.55%	1.54%	1.54% A	1.60%	1.63%
Expenses net of all reductions	1.54% A	1.54%	1.55%	1.53%	1.53% A	1.60%	1.63%
Net investment income	1.42% A	1.91%	3.22%	3.65%	3.15% A	2.21%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,875	$ 12,579	$ 11,617	$ 19,895	$ 30,678	$ 39,190	$ 53,502
Portfolio turnover rate	286% A	318% J	94%	91% J	55% A	94%	87%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 G	2005 I	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 8.95	$ 9.26	$ 9.40	$ 9.40	$ 9.61	$ 9.55
Income from Investment Operations
Net investment income E	.063	.164	.291	.340	.244	.206	.129
Net realized and unrealized gain (loss)	.174	.006 F	(.315)	(.155)	.002	(.204)	.048
Total from investment operations	.237	.170	(.024)	.185	.246	.002	.177
Distributions from net investment income	(.067)	(.150)	(.286)	(.325)	(.246)	(.204)	(.117)
Distributions from net realized gain	-	-	-	-	-	(.008)	-
Total distributions	(.067)	(.150)	(.286)	(.325)	(.246)	(.212)	(.117)
Net asset value, end of period	$ 9.14	$ 8.97	$ 8.95	$ 9.26	$ 9.40	$ 9.40	$ 9.61
Total Return B, C, D	2.65%	1.95%	(.29)%	1.98%	2.65%	.02%	1.86%
Ratios to Average Net Assets H
Expenses before reductions	1.56% A	1.57%	1.58%	1.57%	1.58% A	1.64%	1.65%
Expenses net of fee waivers, if any	1.56% A	1.57%	1.58%	1.57%	1.58% A	1.64%	1.65%
Expenses net of all reductions	1.56% A	1.57%	1.58%	1.57%	1.57% A	1.64%	1.65%
Net investment income	1.40% A	1.87%	3.18%	3.62%	3.12% A	2.16%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,274	$ 103,378	$ 97,150	$ 129,105	$ 156,364	$ 194,992	$ 273,166
Portfolio turnover rate	286% A	318% J	94%	91% J	55% A	94%	87%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 F	2005 H	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55
Income from Investment Operations
Net investment income D	.109	.255	.385	.435	.321	.301	.225
Net realized and unrealized gain (loss)	.164	.016 E	(.324)	(.154)	.003	(.194)	.038
Total from investment operations	.273	.271	.061	.281	.324	.107	.263
Distributions from net investment income	(.113)	(.241)	(.381)	(.421)	(.324)	(.299)	(.213)
Distributions from net realized gain	-	-	-	-	-	(.008)	-
Total distributions	(.113)	(.241)	(.381)	(.421)	(.324)	(.307)	(.213)
Net asset value, end of period	$ 9.13	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60
Total Return B, C	3.05%	3.12%	.65%	3.02%	3.51%	1.14%	2.78%
Ratios to Average Net Assets G
Expenses before reductions	.54% A	.54%	.54%	.55%	.57% A	.63%	.64%
Expenses net of fee waivers, if any	.54% A	.54%	.54%	.55%	.57% A	.63%	.64%
Expenses net of all reductions	.54% A	.54%	.54%	.55%	.57% A	.63%	.64%
Net investment income	2.42% A	2.90%	4.23%	4.64%	4.12% A	3.18%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 663,673	$ 618,098	$ 589,076	$ 361,894	$ 224,908	$ 151,257	$ 98,505
Portfolio turnover rate	286% A	318% I	94%	91% I	55% A	94%	87%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. F For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended October 31. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 27,038,115
Gross unrealized depreciation	(25,714,032)
Net unrealized appreciation (depreciation)	$ 1,324,083
Tax cost	$ 1,298,692,134

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risk are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees

Semiannual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance

Semiannual Report

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default

Semiannual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $410,565 representing 0.03% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(304,933). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $0. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $410,565, less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ 5,043	$ 29,270
Interest Rate Risk
Futures Contracts	675,287	(304,753)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 680,330	$ (275,483)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $675,287 for futures contracts and $5,043 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(304,753) for futures contracts and $29,270 for swap agreements.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $212,492,008 and $123,932,614, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 217,925	$ 6,325
Class T	0%	.15%	159,975	544
Class B	.65%	.25%	57,788	41,901
Class C	.75%	.25%	549,946	84,807
			$ 985,634	$ 133,577

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to ..50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,707
Class T	13,170
Class B*	13,719
Class C*	9,108
$ 64,704

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 262,136.18
Class T	192,989.18
Class B	15,730.25
Class C	92,326.17
Institutional Class	476,296.16
	$ 1,039,477

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,461 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $19,213.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $312.

Semiannual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009
From net investment income
Class A	$ 3,362,359	$ 7,428,883
Class T	2,473,523	7,135,543
Class B	96,216	223,200
Class C	805,056	1,724,635
Institutional Class	7,648,485	15,070,754
Total	$ 14,385,639	$ 31,583,015

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Class A
Shares sold	12,951,307	9,941,149	$ 117,276,895	$ 87,237,670
Reinvestment of distributions	336,470	766,900	3,053,665	6,723,296
Shares redeemed	(9,558,340)	(19,290,657)	(86,434,278)	(168,828,363)
Net increase (decrease)	3,729,437	(8,582,608)	$ 33,896,282	$ (74,867,397)
Class T
Shares sold	4,263,065	6,941,667	$ 38,709,478	$ 60,988,545
Reinvestment of distributions	240,971	737,067	2,188,500	6,466,822
Shares redeemed	(10,757,453)	(16,851,477)	(97,401,696)	(147,835,064)
Net increase (decrease)	(6,253,417)	(9,172,743)	$ (56,503,718)	$ (80,379,697)
Class B
Shares sold	412,284	1,263,658	$ 3,746,215	$ 11,096,469
Reinvestment of distributions	8,116	18,393	73,754	161,152
Shares redeemed	(413,564)	(1,177,708)	(3,758,826)	(10,297,341)
Net increase (decrease)	6,836	104,343	$ 61,143	$ 960,280
Class C
Shares sold	3,921,660	6,558,363	$ 35,617,556	$ 57,444,025
Reinvestment of distributions	63,215	136,027	574,358	1,194,319
Shares redeemed	(2,454,755)	(6,026,884)	(22,293,370)	(52,775,175)
Net increase (decrease)	1,530,120	667,506	$ 13,898,544	$ 5,863,169

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Institutional Class
Shares sold	18,011,376	33,120,632	$ 163,346,821	$ 291,048,559
Reinvestment of distributions	773,420	1,604,475	7,027,015	14,105,949
Shares redeemed	(15,050,129)	(31,655,130)	(135,910,734)	(278,067,765)
Net increase (decrease)	3,734,667	3,069,977	$ 34,463,102	$ 27,086,743

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of February 28, 2010, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended August 31, 2009, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of February 28, 2010, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended August 31, 2009, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 20, 2010

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Short Fixed-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Short Fixed-Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the second quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Short Fixed-Income Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A and Class T ranked below its competitive median for 2008, the total expenses of Class B ranked equal to its competitive median for 2008, and the total expenses of each of Class C and Institutional Class ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SFI-USAN-0410
1.784905.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Short Fixed-Income
Fund - Institutional Class

Semiannual Report

February 28, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Class A	.72%
Actual		$ 1,000.00	$ 1,029.70	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61
Class T	.72%
Actual		$ 1,000.00	$ 1,029.60	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61
Class B	1.54%
Actual		$ 1,000.00	$ 1,026.60	$ 7.74
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
Class C	1.56%
Actual		$ 1,000.00	$ 1,026.50	$ 7.84
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,030.50	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 2.71
A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
U.S. Government and U.S. Government Agency Obligations † 50.9%	U.S. Government and U.S. Government Agency Obligations † 58.6%
AAA 13.5%	AAA 8.6%
AA 9.1%	AA 5.7%
A 9.7%	A 10.7%
BBB 11.1%	BBB 11.6%
BB and Below 1.1%	BB and Below 1.6%
Not Rated 0.4%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 2.7%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of February 28, 2010
6 months ago
Years	2.4	2.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2010
6 months ago
Years	1.8	1.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2010*		As of August 31, 2009**
	Corporate Bonds 27.3%		Corporate Bonds 24.3%
	U.S. Government and U.S. Government Agency Obligations † 50.9%		U.S. Government and U.S. Government Agency Obligations † 58.6%
	Asset-Backed Securities 12.2%		Asset-Backed Securities 9.6%
	CMOs and Other Mortgage Related Securities 5.0%		CMOs and Other Mortgage Related Securities 4.8%
	Municipal Bonds 0.1%		Municipal Bonds 0.0%
	Other Investments 0.3%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 4.2%		Short-Term Investments and Net Other Assets 2.7%
* Foreign investments	9.7%	** Foreign investments	5.9%
* Futures and Swaps	5.6%	** Futures and Swaps	7.4%

† Includes FDIC Guaranteed Corporate Securities.

Semiannual Report

Investments February 28, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 1,771,000	$ 1,876,713
5.875% 3/15/11	900,000	937,402
		2,814,115
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	970,000	987,951
Household Durables - 0.4%
Fortune Brands, Inc.:
3% 6/1/12	1,230,000	1,235,410
5.125% 1/15/11	1,919,000	1,980,283
Whirlpool Corp. 6.125% 6/15/11	1,250,000	1,306,891
		4,522,584
Media - 1.3%
AOL Time Warner, Inc. 6.75% 4/15/11	3,500,000	3,702,405
Comcast Cable Communications, Inc. 6.75% 1/30/11	3,945,000	4,140,451
COX Communications, Inc. 7.125% 10/1/12	3,434,000	3,845,991
News America, Inc. 5.3% 12/15/14	2,007,000	2,207,776
Time Warner Cable, Inc. 5.4% 7/2/12	2,542,000	2,727,774
		16,624,397
Specialty Retail - 0.2%
Staples, Inc.:
7.375% 10/1/12	1,224,000	1,364,444
7.75% 4/1/11	1,510,000	1,613,142
		2,977,586
TOTAL CONSUMER DISCRETIONARY		27,926,633
CONSUMER STAPLES - 1.3%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
3% 10/15/12	2,054,000	2,110,592
7.2% 1/15/14 (d)	2,150,000	2,467,555
Diageo Capital PLC 5.2% 1/30/13	510,000	555,576
Diageo Finance BV 5.5% 4/1/13	1,807,000	1,981,538
The Coca-Cola Co. 3.625% 3/15/14	1,300,000	1,366,492
		8,481,753
Food Products - 0.3%
Cargill, Inc. 5.2% 1/22/13 (d)	500,000	537,062
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
2.625% 5/8/13	$ 2,575,000	$ 2,602,135
5.625% 11/1/11	1,200,000	1,274,275
		4,413,472
Household Products - 0.2%
Procter & Gamble Co. 4.6% 1/15/14	2,178,000	2,354,921
Personal Products - 0.1%
Avon Products, Inc. 4.8% 3/1/13	1,691,000	1,803,827
TOTAL CONSUMER STAPLES		17,053,973
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Cenovus Energy, Inc. 4.5% 9/15/14 (d)	2,105,000	2,215,696
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	1,544,007	1,577,204
Enterprise Products Operating LP 4.6% 8/1/12	1,896,000	2,013,357
Gazstream SA 5.625% 7/22/13 (d)	1,225,126	1,258,817
NGPL PipeCo LLC 6.514% 12/15/12 (d)	1,400,000	1,543,125
Petroleum Export Ltd.:
4.623% 6/15/10 (d)	168,333	166,884
4.633% 6/15/10 (d)	101,111	100,244
Plains All American Pipeline LP:
4.25% 9/1/12	1,800,000	1,883,837
7.75% 10/15/12	411,000	464,137
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (d)	704,000	733,681
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	1,922,000	2,133,387
Southeast Supply Header LLC 4.85% 8/15/14 (d)	1,835,000	1,902,513
Valero Energy Corp. 4.5% 2/1/15	748,000	751,822
Williams Companies, Inc. 6.375% 10/1/10 (d)	2,250,000	2,302,720
XTO Energy, Inc. 4.9% 2/1/14	1,559,000	1,694,433
		20,741,857
FINANCIALS - 15.3%
Capital Markets - 1.8%
Bear Stearns Companies, Inc. 6.95% 8/10/12	1,850,000	2,060,413
Goldman Sachs Group, Inc. 3.625% 8/1/12	4,250,000	4,409,252
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	955,000	964,734
JPMorgan Chase & Co. 0.9019% 2/26/13 (i)	2,500,000	2,500,728
Merrill Lynch & Co., Inc. 6.05% 8/15/12	950,000	1,020,776
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
5.05% 1/21/11	$ 1,283,000	$ 1,328,377
5.25% 11/2/12	1,250,000	1,336,048
6% 5/13/14	1,230,000	1,330,398
6.6% 4/1/12	2,428,000	2,641,234
6.75% 4/15/11	1,695,000	1,790,761
Northern Trust Corp. 4.625% 5/1/14	283,000	304,964
The Bank of New York, Inc. 4.3% 5/15/14	1,140,000	1,211,696
UBS AG Stamford Branch 1.3519% 2/23/12 (i)	2,500,000	2,502,500
		23,401,881
Commercial Banks - 5.4%
American Express Bank FSB 0.2888% 4/26/10 (i)	1,576,000	1,575,809
ANZ National International Ltd. 2.375% 12/21/12 (d)	3,132,000	3,148,509
Bank of Nova Scotia 2.25% 1/22/13	1,670,000	1,694,283
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (d)	3,170,000	3,203,367
Barclays Bank PLC 2.5% 1/23/13	3,080,000	3,078,146
Chase Manhattan Corp. 7.875% 6/15/10	1,990,000	2,028,538
Commonwealth Bank of Australia 3.75% 10/15/14 (d)	2,990,000	3,028,786
Credit Agricole SA 0.4353% 6/7/11 (d)(i)	1,800,000	1,799,321
Credit Suisse New York Branch:
3.45% 7/2/12	1,677,000	1,737,669
5% 5/15/13	5,523,000	5,941,621
5.5% 5/1/14	1,165,000	1,272,682
DBS Bank Ltd. (Singapore) 0.47% 5/16/17 (d)(i)	147,614	140,233
HSBC Holdings PLC 0.4544% 10/6/16 (i)	145,000	139,328
ING Bank NV 2.65% 1/14/13 (d)	2,540,000	2,553,856
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (d)(i)	91,476	85,371
National Australia Bank Ltd.:
2.35% 11/16/12 (d)	3,290,000	3,340,452
2.5% 1/8/13 (d)	1,260,000	1,264,430
8.6% 5/19/10	1,260,000	1,282,006
PNC Funding Corp.:
3.625% 2/8/15	1,445,000	1,453,121
5.4% 6/10/14	1,700,000	1,845,733
Rabobank Nederland NV 2.65% 8/17/12 (d)	7,720,000	7,921,731
Royal Bank of Scotland PLC 1.5% 3/30/12 (d)	3,080,000	3,083,881
Santander Issuances SA Unipersonal 0.6134% 6/20/16 (d)(i)	143,172	137,634
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Santander US Debt SA Unipersonal 2.485% 1/18/13 (d)	$ 3,170,000	$ 3,179,944
Sovereign Bank 1.9588% 8/1/13 (i)	207,598	204,892
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	4,282,000	4,356,348
US Bancorp 4.2% 5/15/14	1,770,000	1,867,849
Wachovia Corp. 0.3813% 10/15/11 (i)	1,598,000	1,589,507
Wells Fargo & Co.:
4.375% 1/31/13	2,120,000	2,229,956
5.25% 10/23/12	646,000	696,462
Westpac Banking Corp.:
0.549% 10/21/11 (d)(i)	2,400,000	2,398,147
2.25% 11/19/12	2,470,000	2,482,538
		70,762,150
Consumer Finance - 1.8%
American Express Credit Corp. 1.6288% 5/27/10 (i)	1,250,000	1,253,790
Capital One Financial Corp.:
5.7% 9/15/11	707,000	743,174
7.375% 5/23/14	2,500,000	2,865,855
General Electric Capital Corp.:
3.5% 8/13/12	13,197,000	13,597,635
5.9% 5/13/14	1,650,000	1,810,571
HSBC Finance Corp. 5.9% 6/19/12	1,200,000	1,287,296
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	2,090,000	2,090,523
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	470,582	491,899
		24,140,743
Diversified Financial Services - 3.7%
Bank of America Corp.:
4.375% 12/1/10	859,000	881,726
5.375% 8/15/11	1,650,000	1,739,577
7.4% 1/15/11	275,000	289,604
BB&T Corp. 3.375% 9/25/13	1,200,000	1,230,731
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	2,030,000	2,051,816
BP Capital Markets PLC 3.125% 3/10/12	2,900,000	3,011,888
Citigroup, Inc.:
0.34% 5/18/11 (i)	1,200,000	1,188,659
5.125% 2/14/11	1,250,000	1,288,468
5.3% 10/17/12	7,339,000	7,710,229
6.5% 8/19/13	1,463,000	1,573,667
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Deutsche Bank AG London Branch 2.375% 1/11/13	$ 5,240,000	$ 5,250,747
Iberbond 2004 PLC 4.826% 12/24/17 (k)	1,874,950	1,743,704
JPMorgan Chase & Co. 4.891% 9/1/15 (i)	2,440,000	2,462,038
Kreditanstalt fuer Wiederaufbau:
1.875% 1/14/13	2,530,000	2,548,461
3.5% 5/16/13	4,290,000	4,515,495
4.75% 5/15/12	2,590,000	2,789,117
MassMutual Global Funding II 3.625% 7/16/12 (d)	800,000	832,891
New York Life Global Fund:
2.25% 12/14/12 (d)	1,200,000	1,213,082
5.25% 10/16/12 (d)	2,280,000	2,477,605
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (i)	270,000	271,404
Pricoa Global Funding I 5.45% 6/11/14 (d)	1,150,000	1,250,919
USAA Capital Corp. 3.5% 7/17/14 (d)	1,798,000	1,806,875
		48,128,703
Insurance - 1.0%
Berkshire Hathaway, Inc. 2.125% 2/11/13	2,570,000	2,589,226
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (d)(i)	1,620,000	1,602,180
Metropolitan Life Global Funding I:
2.5% 1/11/13 (d)	2,105,000	2,120,034
2.875% 9/17/12 (d)	2,254,000	2,296,188
5.125% 6/10/14 (d)	1,039,000	1,115,050
5.75% 7/25/11 (d)	1,300,000	1,363,236
Prudential Financial, Inc. 3.625% 9/17/12	1,850,000	1,899,219
		12,985,133
Real Estate Investment Trusts - 0.1%
Developers Diversified Realty Corp. 5% 5/3/10	1,310,000	1,310,660
Real Estate Management & Development - 0.7%
Brandywine Operating Partnership LP 5.625% 12/15/10	2,910,000	2,965,569
Duke Realty LP:
5.625% 8/15/11	915,000	950,988
6.95% 3/15/11	719,000	745,709
Liberty Property LP 6.375% 8/15/12	1,358,000	1,453,402
Simon Property Group LP:
4.2% 2/1/15	484,000	489,765
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP: - continued
4.6% 6/15/10	$ 604,000	$ 609,912
5.3% 5/30/13	1,511,000	1,611,643
		8,826,988
Thrifts & Mortgage Finance - 0.8%
Bank of America Corp. 7.375% 5/15/14	2,212,000	2,487,306
Countrywide Financial Corp. 5.8% 6/7/12	2,468,000	2,628,265
Countrywide Home Loans, Inc. 4% 3/22/11	1,779,000	1,832,356
Independence Community Bank Corp. 2.3134% 6/20/13 (i)	1,123,347	1,116,632
US Central Federal Credit Union 1.9% 10/19/12	1,810,000	1,830,051
		9,894,610
TOTAL FINANCIALS		199,450,868
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.3%
Express Scripts, Inc. 5.25% 6/15/12	1,783,000	1,910,333
UnitedHealth Group, Inc. 5.125% 11/15/10	1,643,000	1,692,101
		3,602,434
Pharmaceuticals - 0.3%
Pfizer, Inc. 4.45% 3/15/12	2,060,000	2,197,903
Roche Holdings, Inc. 4.5% 3/1/12 (d)	1,600,000	1,701,974
		3,899,877
TOTAL HEALTH CARE		7,502,311
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (d)	2,600,000	2,631,538
4.95% 6/1/14 (d)	1,500,000	1,583,805
		4,215,343
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	27,986	27,846
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	1,645,000	1,671,731
		1,699,577
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	$ 3,030,000	$ 3,162,969
Industrial Conglomerates - 0.1%
Covidien International Finance SA 5.45% 10/15/12	610,000	669,839
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (d)	980,000	1,009,637
		1,679,476
TOTAL INDUSTRIALS		10,757,365
INFORMATION TECHNOLOGY - 0.2%
Computers & Peripherals - 0.2%
Hewlett-Packard Co. 4.25% 2/24/12	1,820,000	1,923,760
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.5036% 6/15/10 (i)	393,509	392,903
TOTAL INFORMATION TECHNOLOGY		2,316,663
MATERIALS - 0.8%
Chemicals - 0.5%
Dow Chemical Co. 4.85% 8/15/12	4,852,000	5,164,721
E.I. du Pont de Nemours & Co. 3.25% 1/15/15	1,220,000	1,231,400
		6,396,121
Metals & Mining - 0.3%
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	774,000	830,868
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	700,000	774,435
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	1,413,000	1,714,606
		3,319,909
TOTAL MATERIALS		9,716,030
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.0%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	870,749
AT&T, Inc.:
4.95% 1/15/13	2,327,000	2,512,471
6.7% 11/15/13	470,000	535,378
Deutsche Telekom International Financial BV 5.375% 3/23/11	4,000,000	4,173,924
France Telecom SA 4.375% 7/8/14	1,491,000	1,583,742
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.:
5.875% 2/1/12	$ 1,031,000	$ 1,111,260
6.25% 3/15/11	441,000	466,377
Telecom Italia Capital SA:
4.875% 10/1/10	1,100,000	1,121,779
6.175% 6/18/14	3,100,000	3,376,901
Telefonica Emisiones SAU 5.984% 6/20/11	5,163,000	5,451,204
Verizon New England, Inc. 6.5% 9/15/11	1,475,000	1,570,885
Verizon New York, Inc. 6.875% 4/1/12	2,651,000	2,906,079
		25,680,749
Wireless Telecommunication Services - 0.8%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14 (d)	2,496,000	2,609,326
Verizon Wireless Capital LLC:
3.75% 5/20/11	3,531,000	3,647,131
5.25% 2/1/12	1,252,000	1,336,041
Vodafone Group PLC 5.5% 6/15/11	3,380,000	3,565,991
		11,158,489
TOTAL TELECOMMUNICATION SERVICES		36,839,238
UTILITIES - 1.7%
Electric Utilities - 1.3%
Commonwealth Edison Co. 5.4% 12/15/11	992,000	1,061,332
EDP Finance BV 5.375% 11/2/12 (d)	1,000,000	1,076,669
Exelon Corp. 4.45% 6/15/10	3,750,000	3,789,986
FirstEnergy Corp. 6.45% 11/15/11	2,045,000	2,185,042
FirstEnergy Solutions Corp. 4.8% 2/15/15	340,000	354,534
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	2,675,000	2,721,374
Pepco Holdings, Inc. 4% 5/15/10	1,395,000	1,404,047
Progress Energy, Inc.:
6.05% 3/15/14	815,000	902,454
7.1% 3/1/11	2,181,000	2,300,750
Southern Co.:
0.649% 10/21/11 (i)	1,173,000	1,178,009
4.15% 5/15/14	412,000	434,835
		17,409,032
Multi-Utilities - 0.4%
Dominion Resources, Inc. 6.3% 9/30/66 (i)	1,680,000	1,554,000
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
DTE Energy Co. 7.05% 6/1/11	$ 1,600,000	$ 1,695,362
KeySpan Corp. 7.625% 11/15/10	790,000	826,985
NiSource Finance Corp. 7.875% 11/15/10	780,000	814,286
		4,890,633
TOTAL UTILITIES		22,299,665
TOTAL NONCONVERTIBLE BONDS (Cost $342,931,300)		354,604,603
U.S. Government and Government Agency Obligations - 39.2%

Other Government Related - 3.9%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (e)	1,200,000	1,247,678
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	1,035,000	1,056,864
3.125% 6/15/12 (FDIC Guaranteed) (e)	959,000	1,000,625
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (e)	3,600,000	3,636,054
1.875% 6/4/12 (FDIC Guaranteed) (e)	2,440,000	2,477,100
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (e)	4,800,000	4,842,077
1.875% 11/15/12 (FDIC Guaranteed) (e)	2,900,000	2,927,190
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (e)	1,540,000	1,592,954
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (e)	4,410,000	4,467,643
2% 9/28/12 (FDIC Guaranteed) (e)	3,700,000	3,753,065
2.625% 12/28/12 (FDIC Guaranteed) (e)	3,422,000	3,523,178
3% 12/9/11 (FDIC Guaranteed) (e)	5,407,000	5,608,616
Goldman Sachs Group, Inc.:
2.15% 3/15/12 (FDIC Guaranteed) (e)	500,000	510,923
3.25% 6/15/12 (FDIC Guaranteed) (e)	459,000	480,423
HSBC USA, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (e)	560,000	582,340
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (e)	1,782,000	1,851,853
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (e)	$ 2,670,000	$ 2,780,426
Wells Fargo & Co. 3% 12/9/11 (FDIC Guaranteed) (e)	7,700,000	7,984,353
TOTAL OTHER GOVERNMENT RELATED		50,323,362
U.S. Government Agency Obligations - 7.1%
Fannie Mae:
1% 4/4/12	7,800,000	7,796,802
1.75% 2/22/13	1,492,000	1,500,492
2% 1/9/12	15,430,000	15,751,067
2.5% 5/15/14	18,754,000	19,015,487
2.75% 3/13/14	1,060,000	1,086,866
Federal Home Loan Bank:
1.625% 11/21/12	7,310,000	7,349,613
1.625% 3/20/13	4,260,000	4,261,389
1.75% 8/22/12	2,400,000	2,427,950
Freddie Mac:
1.375% 1/9/13	9,638,000	9,625,365
1.625% 4/26/11	15,000,000	15,191,820
2.125% 3/23/12	5,115,000	5,237,637
2.125% 9/21/12	2,490,000	2,539,509
2.5% 4/23/14	1,200,000	1,216,343
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		93,000,340
U.S. Treasury Obligations - 28.2%
U.S. Treasury Notes:
0.875% 1/31/12	214,619,000	215,013,033
1% 12/31/11	20,777,000	20,876,833
1.375% 5/15/12	7,194,000	7,264,257
1.375% 1/15/13	42,971,000	43,065,021
1.375% 2/15/13	28,387,000	28,413,627
1.875% 6/15/12	36,763,000	37,518,369
4.625% 8/31/11 (g)	14,209,000	15,078,747
TOTAL U.S. TREASURY OBLIGATIONS		367,229,887
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $507,107,628)		510,553,589
U.S. Government Agency - Mortgage Securities - 8.2%
	Principal Amount	Value
Fannie Mae - 6.6%
2.22% 4/1/36 (i)	$ 646,407	$ 660,556
2.276% 4/1/36 (i)	218,383	223,617
2.367% 1/1/35 (i)	3,120,134	3,193,847
2.495% 10/1/33 (i)	733,877	745,478
2.6% 10/1/33 (i)	76,911	78,508
2.697% 12/1/34 (i)	498,156	517,712
2.799% 10/1/33 (i)	120,879	125,700
2.85% 5/1/35 (i)	835,227	863,403
2.914% 11/1/36 (i)	161,444	167,795
3.046% 4/1/35 (i)	847,083	870,362
3.047% 7/1/35 (i)	2,640,922	2,734,857
3.124% 10/1/35 (i)	175,456	180,186
3.164% 2/1/39 (i)	2,959,145	3,044,295
3.168% 11/1/34 (i)	485,994	506,088
3.173% 3/1/35 (i)	42,619	43,876
3.201% 1/1/40 (i)	1,296,636	1,322,115
3.265% 9/1/34 (i)	90,979	93,823
3.38% 7/1/35 (i)	303,115	313,225
3.451% 8/1/35 (i)	523,011	541,502
3.518% 4/1/35 (i)	316,200	328,537
3.564% 3/1/37 (i)	1,512,908	1,565,961
3.569% 7/1/35 (i)	5,522,360	5,656,525
3.571% 10/1/35 (i)	1,071,558	1,112,901
3.589% 12/1/39 (i)	398,148	410,373
3.61% 5/1/33 (i)	19,850	20,456
3.695% 10/1/35 (i)	274,654	288,252
3.704% 11/1/36 (i)	1,091,860	1,131,567
3.721% 9/1/39 (i)	364,831	377,890
3.727% 11/1/36 (i)	542,014	563,468
3.777% 10/1/39 (i)	1,786,574	1,844,207
3.803% 2/1/35 (i)	964,210	998,244
4.06% 3/1/35 (i)	55,339	56,623
4.06% 7/1/35 (i)	314,666	326,472
4.239% 12/1/33 (i)	513,073	528,316
4.372% 10/1/37 (i)	1,175,235	1,222,073
4.43% 3/1/35 (i)	115,978	119,708
4.482% 5/1/35 (i)	1,939,297	2,005,605
4.5% 4/1/20	8,217,616	8,687,540
4.507% 11/1/35 (i)	4,393,721	4,534,791
4.622% 7/1/35 (i)	1,039,175	1,075,680
4.717% 11/1/35 (i)	1,085,660	1,130,836
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.785% 2/1/36 (i)	$ 1,525,968	$ 1,594,316
4.793% 2/1/36 (i)	7,343,700	7,598,380
4.817% 2/1/36 (i)	251,877	263,621
4.886% 7/1/35 (i)	967,832	1,001,965
5% 3/1/18 to 1/1/21	8,629,640	9,205,936
5.126% 9/1/35 (i)	5,686,771	5,879,990
5.5% 11/1/16 to 6/1/19	5,311,059	5,718,246
6.5% 6/1/11 to 3/1/35	3,511,627	3,789,378
7% 1/1/16 to 11/1/18	135,791	146,310
7.5% 5/1/12 to 10/1/14	35,484	38,449
11.5% 11/1/15	3,187	3,264
TOTAL FANNIE MAE		85,452,825
Freddie Mac - 1.6%
2.582% 7/1/36 (i)	523,799	539,920
2.746% 12/1/35 (i)	712,469	727,232
3.033% 11/1/35 (i)	518,472	537,521
3.343% 1/1/36 (i)	418,368	434,736
3.345% 1/1/35 (i)	100,800	104,867
3.425% 3/1/35 (i)	257,242	264,933
3.467% 4/1/35 (i)	3,338,674	3,460,884
3.519% 12/1/39 (i)	1,243,993	1,276,848
3.526% 1/1/35 (i)	168,649	173,625
3.582% 8/1/34 (i)	234,262	244,173
3.668% 4/1/35 (i)	1,056,676	1,090,853
4.021% 6/1/35 (i)	150,026	155,807
4.104% 8/1/36 (i)	324,649	337,157
4.237% 5/1/35 (i)	1,919,924	1,984,682
4.491% 6/1/35 (i)	305,408	316,404
4.5% 8/1/18 to 11/1/18 (f)	6,268,224	6,623,734
4.554% 4/1/35 (i)	493,631	511,668
4.716% 11/1/35 (i)	865,988	906,308
4.911% 9/1/35 (i)	619,405	640,330
5.006% 6/1/37 (i)	613,074	640,735
8.5% 5/1/26 to 7/1/28	105,495	119,484
12% 11/1/19	5,927	6,663
TOTAL FREDDIE MAC		21,098,564
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - 0.0%
7% 1/15/25 to 6/15/32	$ 471,304	$ 517,484
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $104,871,483)		107,068,873
Asset-Backed Securities - 12.2%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	528,381	393,817
Series 2005-1 Class M1, 0.6988% 4/25/35 (i)	230,636	89,441
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9788% 7/25/36 (i)	78,001	223
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.9788% 2/25/34 (i)	17,242	16,259
Series 2005-HE2 Class M2, 0.6788% 4/25/35 (i)	29,521	26,128
Series 2006-HE2 Class M3, 0.5688% 5/25/36 (i)	21,918	571
Series 2006-OP1:
Class M4, 0.5988% 4/25/36 (i)	21,600	554
Class M5, 0.6188% 4/25/36 (i)	14,131	103
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.7088% 10/20/14 (i)	26,339	576
Series 2007-A4 Class A4, 0.2588% 4/22/13 (i)	138,613	135,063
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (d)(i)	41,207	41,185
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	2,040,000	2,061,494
Series 2009-A Class A3, 2.33% 6/17/13 (d)	550,000	559,547
Ally Master Owner Trust Series 2010-1 Class A, 1.9796% 1/15/15 (d)(i)	2,570,000	2,570,000
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class D, 5.04% 5/6/11	1,390,264	1,404,026
Series 2005-DA Class A4, 5.02% 11/6/12	1,356,539	1,364,860
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	1,144,536
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	445,955	452,166
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R11 Class M1, 0.8888% 11/25/34 (i)	1,885,074	627,708
Series 2004-R2 Class M3, 0.7788% 4/25/34 (i)	19,477	2,099
Series 2005-R2 Class M1, 0.6788% 4/25/35 (i)	262,030	187,377
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6206% 3/1/34 (i)	82,560	59,063
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.3888% 5/25/36 (i)	$ 191,573	$ 60,858
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(d)(i)	432,000	0
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)	1,300,000	1,331,139
Class A4, 3.52% 6/15/16 (d)	1,100,000	1,149,374
1.7% 12/15/11 (d)	600,000	602,800
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	900,000	915,214
Series 2009-3A Class A3, 1.67% 12/16/13 (d)	2,000,000	2,018,566
Bank of America Credit Card Master Trust:
Series 2006-A16 Class A16, 4.72% 5/15/13	3,980,000	4,104,618
Series 2007-B4 Class B4, 0.3219% 9/15/12 (i)	1,780,000	1,777,372
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	2,420,000	2,471,246
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (i)	1,731,304	1,679,365
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (i)	278,439	264,517
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (i)	29,985	28,797
Capital Auto Receivables Asset Trust:
Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	1,129,664
Series 2007-SN1:
Class B, 5.52% 3/15/11	250,000	250,963
Class D, 6.05% 1/17/12	750,000	744,030
Series 2007-SN2 Class A4, 1.2619% 5/16/11 (d)(i)	3,750,000	3,757,943
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	1,250,000	1,305,626
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14	1,200,000	1,268,549
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5219% 7/15/13 (i)	830,000	829,937
Series 2007-A6 Class A6, 0.3019% 5/15/13 (i)	1,040,000	1,039,111
Series 2007-B4 Class B4, 0.3231% 2/15/13 (i)	1,000,000	998,795
Series 2007-B5 Class B5, 5.4% 5/15/13	3,410,000	3,460,273
Series 2007-C3 Class C3, 0.5219% 4/15/13 (d)(i)	369,000	367,714
Series 2008-A3 Class A3, 5.05% 2/15/16	700,000	760,984
Series 2009-A1 Class A1, 1.3331% 4/15/13 (i)	700,000	701,616
Series 2009-A2 Class A2, 3.2% 4/15/14	3,572,000	3,673,573
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	1,060,000	1,101,314
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6788% 7/20/39 (d)(i)	$ 703,061	$ 75,579
Class B, 0.9788% 7/20/39 (d)(i)	373,480	19,608
Class C, 1.3288% 7/20/39 (d)(i)	478,070	4,781
CarMax Auto Owner Trust:
Series 2006-1 Class C, 5.76% 11/15/12	6,935,000	6,996,943
Series 2006-2 Class C, 5.53% 3/15/13	1,070,000	1,108,516
Series 2009-2 Class A3, 1.74% 4/15/14	700,000	704,483
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5288% 7/25/36 (i)	144,785	28,811
Series 2006-NC2 Class M7, 1.0788% 6/25/36 (i)	54,000	1,026
Series 2006-RFC1 Class M9, 2.0988% 5/25/36 (i)	23,652	958
Series 2007-RFC1 Class A3, 0.3688% 12/25/36 (i)	228,766	77,917
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4088% 5/20/17 (d)(i)	22,810	20,165
Chase Issuance Trust:
2005-A7 Class A7, 4.55% 3/15/13	1,700,000	1,759,359
Series 2007-A17 Class A, 5.12% 10/15/14	600,000	652,479
Series 2008-9 Class A, 4.26% 5/15/13	1,330,000	1,385,951
Series 2009-A3 Class A3, 2.4% 6/17/13	4,010,000	4,091,149
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	22,341	22,347
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	1,200,000	1,265,895
Series 2007-B2 Class B2, 5% 4/2/12	4,320,000	4,336,606
Series 2007-B6 Class B6, 5% 11/8/12	3,410,000	3,489,298
Series 2009-A3 Class A3, 2.7% 6/24/13	2,965,000	3,031,662
Series 2009-A5 Class A5, 2.25% 12/23/14	3,200,000	3,221,303
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (d)	1,200,000	1,207,627
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.4988% 5/25/37 (i)	97,135	4,285
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	41,917	0
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.4788% 7/25/34 (i)	86,799	58,132
Series 2004-3 Class M4, 1.1988% 4/25/34 (i)	20,061	5,094
Series 2004-4 Class M2, 1.0238% 6/25/34 (i)	74,616	25,739
Series 2005-3 Class MV1, 0.6488% 8/25/35 (i)	202,961	185,290
Series 2005-AB1 Class A2, 0.4388% 8/25/35 (i)	32,534	29,820
CPS Auto Receivables Trust Series 2007-C Class A3, 5.43% 5/15/12 (d)	477,011	483,527
Asset-Backed Securities - continued
	Principal Amount	Value
Discover Card Master Trust I Series 2007-1 Class B, 0.3319% 8/15/12 (i)	$ 369,000	$ 368,868
Diversified REIT Trust Series 2000-1A Class E, 6.971% 3/8/10 (d)	865,000	676,863
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.4492% 5/28/35 (i)	159,655	138,743
Class AB3, 0.5874% 5/28/35 (i)	67,441	58,482
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4038% 8/25/34 (i)	36,914	13,027
Series 2006-2 Class M1, 0.5388% 7/25/36 (i)	1,430,000	25,817
Series 2006-3 Class 2A3, 0.3888% 11/25/36 (i)	571,298	181,407
First Franklin Mortgage Loan Trust:
Series 2005-FF9 Class A3, 0.5088% 10/25/35 (i)	516,948	459,456
Series 2006-FF12 Class A2, 0.2688% 9/25/36 (i)	7,924	7,831
Ford Credit Auto Lease Trust Series 2010-A Class A2, 1.04% 3/15/13 (d)	1,200,000	1,200,000
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	2,127,381
Series 2006-C Class B, 5.3% 6/15/12	750,000	788,927
Series 2007-A:
Class B, 5.6% 10/15/12	490,000	523,468
Class C, 5.8% 2/15/13	775,000	827,834
Series 2008-B Class A3A, 4.28% 5/15/12	3,054,186	3,117,734
Series 2009-B:
Class A2, 2.4604% 11/15/11	510,000	512,630
Class A3, 2.79% 8/15/13	750,000	769,159
Series 2009-D Class A3, 2.17% 10/15/13	700,000	711,945
Series 2009-E Class A3, 1.51% 1/15/14	1,300,000	1,305,231
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.7819% 6/15/13 (i)	98,000	94,476
Series 2010-1 Class A, 1.8822% 12/15/14 (d)(i)	2,400,000	2,411,332
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	1,505,000	1,551,784
Class C, 5.43% 2/16/15	1,845,000	1,740,970
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.1788% 11/25/34 (i)	104,293	19,533
Class M5, 1.2288% 11/25/34 (i)	66,415	9,943
Series 2005-A:
Class M3, 0.7188% 1/25/35 (i)	120,398	39,244
Class M4, 0.9088% 1/25/35 (i)	46,138	6,146
Asset-Backed Securities - continued
	Principal Amount	Value
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (d)(i)	$ 298,000	$ 193,700
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	843,600	632,700
GE Business Loan Trust Series 2003-1 Class A, 0.6619% 4/15/31 (d)(i)	40,001	35,201
GE Capital Credit Card Master Note Trust:
Series 2007-1 Class C, 0.5019% 3/15/13 (i)	602,000	602,000
Series 2007-3 Class B, 5.49% 6/15/13	3,350,000	3,392,439
Series 2009-3 Class A, 2.54% 9/15/14	3,000,000	3,045,221
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.5688% 4/20/32 (i)	99,083	97,651
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8788% 6/25/34 (i)	278,359	131,778
Series 2006-HE6 Class A1, 0.2588% 8/25/36 (i)	549,987	533,554
Series 2006-HE8 Class A2A, 0.2988% 1/25/37 (i)	298,912	291,926
Series 2007-HE1 Class M1, 0.4788% 3/25/47 (i)	115,495	6,152
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.5788% 4/25/36 (i)	54,734	833
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3088% 5/25/30 (d)(i)	1,028,238	195,468
Series 2006-3:
Class B, 0.6288% 9/25/46 (d)(i)	783,117	140,961
Class C, 0.7788% 9/25/46 (d)(i)	1,943,752	252,688
Home Equity Asset Trust:
Series 2002-2 Class A4, 0.9306% 6/25/32 (i)	5,664	3,213
Series 2003-3 Class M1, 1.5188% 8/25/33 (i)	109,597	52,705
Series 2003-5 Class A2, 0.9288% 12/25/33 (i)	44,160	22,561
Series 2004-1 Class M2, 1.9288% 6/25/34 (i)	185,757	102,730
Series 2005-5 Class 2A2, 0.4788% 11/25/35 (i)	24,076	23,249
Series 2006-1 Class 2A3, 0.4538% 4/25/36 (i)	255,369	239,791
Series 2006-8 Class 2A1, 0.2788% 3/25/37 (i)	15,966	14,876
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	900,000	915,772
Series 2010-1 Class A4, 1.98% 5/23/16	490,000	489,847
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	3,500,000	3,592,936
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5188% 3/20/36 (i)	116,080	70,090
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4188% 1/25/37 (i)	157,118	54,084
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	700,000	711,563
Hyundai Auto Receivables Trust Series 2006-B Class C, 5.25% 5/15/13	319,777	325,343
Asset-Backed Securities - continued
	Principal Amount	Value
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	$ 1,760,000	$ 1,772,883
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (d)	118,079	118,192
Class C, 5.61% 12/15/14 (d)	318,655	319,244
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3588% 11/25/36 (i)	157,766	127,989
Class MV1, 0.4588% 11/25/36 (i)	128,153	46,465
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (i)	116,684	95,748
Series 2006-A Class 2A1, 0.2806% 9/27/21 (i)	556	554
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9544% 4/6/46 (d)(i)	397,380	40
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3088% 6/25/34 (i)	30,041	21,479
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (d)	383,413	389,684
Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	119,710	105,207
Class C, 6.125% 4/20/28 (d)	119,710	97,397
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4888% 10/25/36 (i)	57,024	1,855
Series 2007-HE1 Class M1, 0.5288% 5/25/37 (i)	99,598	4,813
MBNA Asset Backed Note Trust Series 2000-H Class C, 1.4319% 1/15/13 (d)(i)	1,890,000	1,883,310
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	920,000	930,447
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3388% 4/25/37 (i)	242,381	213,295
Series 2006-OPT1 Class A1A, 0.4888% 6/25/35 (i)	215,442	122,403
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5688% 8/25/34 (i)	138,792	107,309
Series 2005-NC1 Class M1, 0.6688% 1/25/35 (i)	50,738	19,274
Series 2005-NC2 Class B1, 1.3988% 3/25/35 (i)	52,840	12,076
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(i)(j)	1,725,000	70,725
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	1,508,000	273,702
Series 2005-2 Class AIO, 7.73% 3/25/12 (j)	1,265,000	6,202
Series 2006-1 Class AIO, 5.5% 4/25/11 (j)	1,410,000	66,975
Series 2006-2 Class AIO, 6% 8/25/11 (j)	700,000	47,250
Series 2006-3:
Class A1, 0.2588% 9/25/19 (i)	28,988	28,824
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust: - continued
Series 2006-3:
Class AIO, 7.1% 1/25/12 (j)	$ 5,140,000	$ 599,298
Series 2006-4:
Class A1, 0.2588% 3/25/25 (i)	73,953	72,713
Class AIO, 6.35% 2/27/12 (j)	880,000	99,665
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.6988% 2/25/36 (i)	37,735	4,037
Nissan Auto Lease Trust:
Series 2009-A:
Class A2, 2.01% 4/15/11	720,000	723,403
Class A3, 2.92% 12/15/11	2,150,000	2,196,251
Series 2009-B Class A3, 2.07% 1/15/15	1,080,000	1,093,271
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3488% 3/25/36 (i)	31,057	30,249
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 0.9988% 10/30/45 (i)	1,372,950	1,249,385
Ocala Funding LLC:
Series 2005-1A Class A, 1.7288% 3/20/10 (d)(i)	71,000	27,690
Series 2006-1A Class A, 1.6288% 3/20/11 (d)(i)	149,000	55,130
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4788% 9/25/34 (i)	797,630	220,288
Class M4, 1.6788% 9/25/34 (i)	1,086,724	152,524
Series 2004-WWF1 Class M4, 1.3288% 1/25/35 (i)	1,905,000	280,275
Series 2005-WCH1:
Class M2, 0.7488% 1/25/35 (i)	97,891	68,214
Class M3, 0.7888% 1/25/35 (i)	60,718	29,135
Class M4, 1.0588% 1/25/35 (i)	187,294	25,114
Series 2005-WHQ2:
Class M7, 1.4788% 5/25/35 (i)	913,983	12,590
Class M9, 2.1088% 5/25/35 (i)	37,805	90
Providian Master Note Trust Series 2006-C1A Class C1, 0.7819% 3/16/15 (d)(i)	461,052	456,666
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	946,667	945,499
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	180,893	150,258
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0288% 4/25/33 (i)	648	370
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0238% 3/25/35 (i)	226,136	145,221
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3788% 3/20/19 (d)(i)	101,606	94,446
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.4536% 6/15/21 (i)	$ 1,800,000	$ 1,549,114
Series 2004-A:
Class B, 0.8336% 6/15/33 (i)	397,498	224,427
Class C, 1.2036% 6/15/33 (i)	1,181,000	179,364
Series 2004-B Class C, 1.1236% 9/15/33 (i)	1,900,000	760,000
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3788% 9/25/34 (i)	10,003	2,280
Swift Master Auto Receivables Trust:
Series 2007-1 Class A, 0.3319% 6/15/12 (i)	364,000	362,704
Series 2007-2 Class A, 0.8819% 10/15/12 (i)	1,915,000	1,906,450
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0888% 9/25/34 (i)	86,903	62,415
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6019% 6/15/12 (i)	465,653	459,484
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 10/15/12	1,690,000	1,703,372
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (d)	3,615,000	3,523,649
Series 2006-2A Class D, 5.54% 12/20/12 (d)	2,245,000	2,282,738
Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	2,698,978
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	112,639	0
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6088% 10/25/36 (i)	58,257	1,021
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7319% 8/15/15 (d)(i)	888,516	875,530
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	4,400,000	4,518,770
Series 2007-A5A Class A5, 0.9819% 10/15/14 (d)(i)	220,000	220,194
Series 2007-B1 Class B1, 4.95% 3/17/14 (d)	1,898,000	1,902,283
Series 2007-C1 Class C1, 0.6319% 5/15/14 (d)(i)	541,145	540,375
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	961	0
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (d)(i)	1,386,579	166,389
TOTAL ASSET-BACKED SECURITIES (Cost $170,474,358)		158,639,028
Collateralized Mortgage Obligations - 4.6%
	Principal Amount	Value
Private Sponsor - 1.1%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.34% 2/17/52 (d)(i)	$ 2,400,000	$ 2,373,506
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (d)(i)	180,708	72,283
Banc of America Mortgage Securities, Inc. Series 2004-B Class 1A1, 4.6863% 3/25/34 (i)	7,778	6,551
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5088% 1/25/35 (i)	513,053	385,222
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6288% 5/25/33 (i)	3,208	3,224
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3188% 9/19/36 (i)	27,665	26,817
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (i)	6,226	4,451
Fosse Master Issuer PLC:
floater:
Series 2006-1A:
Class B2, 0.4113% 10/18/54 (d)(i)	362,000	346,724
Class C2, 0.7213% 10/18/54 (d)(i)	121,000	111,296
Class M2, 0.5013% 10/18/54 (d)(i)	208,000	190,112
Series 2007-1A Class A2, 0.3313% 10/18/54 (d)(i)	1,111,956	1,104,489
Series 2007-1A Class C2, 0.8013% 10/18/54 (d)(i)	785,000	778,642
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (d)(i)	311,000	282,637
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (d)(i)	395,000	376,238
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8288% 12/20/54 (d)(i)	762,000	266,700
Series 2006-2 Class C1, 0.6988% 12/20/54 (i)	3,254,000	1,106,360
Series 2006-3 Class C2, 0.7288% 12/20/54 (i)	142,000	49,700
Series 2006-4:
Class B1, 0.3188% 12/20/54 (i)	381,000	259,080
Class C1, 0.6088% 12/20/54 (i)	233,000	81,550
Class M1, 0.3988% 12/20/54 (i)	100,000	62,000
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (i)	235,000	79,900
Class 1M1, 0.3788% 12/20/54 (i)	153,000	91,800
Class 2C1, 0.6588% 12/20/54 (i)	107,000	36,380
Class 2M1, 0.4788% 12/20/54 (i)	196,000	117,600
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (i)	272,000	95,200
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6988% 1/20/44 (i)	$ 54,183	$ 25,732
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4488% 5/19/35 (i)	50,981	29,431
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9688% 3/25/35 (i)	27,322	8,894
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6188% 9/26/45 (d)(i)	294,038	132,953
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (i)	161,017	66,064
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (i)	210,535	112,800
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4019% 6/15/22 (d)(i)	26,395	19,796
Class C, 0.4219% 6/15/22 (d)(i)	161,633	105,061
Class D, 0.4319% 6/15/22 (d)(i)	62,186	34,202
Class E, 0.4419% 6/15/22 (d)(i)	99,468	51,723
Class F, 0.4719% 6/15/22 (d)(i)	179,345	84,292
Class G, 0.5419% 6/15/22 (d)(i)	37,282	16,777
Class H, 0.5619% 6/15/22 (d)(i)	74,650	29,860
Class J, 0.6019% 6/15/22 (d)(i)	87,091	30,482
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5188% 7/25/35 (i)	344,383	265,276
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5288% 3/25/37 (i)	310,176	18,953
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (i)	260,000	252,347
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.5784% 7/10/35 (d)(i)	134,092	62,983
Series 2004-A:
Class B4, 1.4284% 2/10/36 (d)(i)	86,509	45,218
Class B5, 1.9284% 2/10/36 (d)(i)	57,666	30,736
Series 2004-B:
Class B4, 1.3284% 2/10/36 (d)(i)	39,154	20,019
Class B5, 1.7784% 2/10/36 (d)(i)	30,321	12,993
Class B6, 2.2284% 2/10/36 (d)(i)	10,577	3,279
Series 2004-C:
Class B4, 1.1784% 9/10/36 (d)(i)	51,914	24,057
Class B5, 1.5784% 9/10/36 (d)(i)	58,213	26,009
Class B6, 1.9784% 9/10/36 (d)(i)	12,891	4,580
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6788% 6/25/33 (d)(i)	34,805	28,951
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (i)	$ 5,383	$ 2,725
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 0.4288% 6/25/35 (i)	140,989	114,177
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6288% 9/25/33 (d)(i)	122,411	105,318
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (i)	415,454	220,257
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3506% 7/25/36 (i)	2,029,846	1,973,972
Series 2006-5 Class A1, 0.3488% 6/25/36 (i)	975,382	944,175
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (d)(i)	1,503,777	1,450,307
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3088% 9/25/46 (i)	1,400	1,372
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (i)	193,081	168,711
TOTAL PRIVATE SPONSOR		14,832,944
U.S. Government Agency - 3.5%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	403,450	417,717
Series 2006-64 Class PA, 5.5% 2/25/30	2,468,656	2,573,845
Series 2008-29 Class CA, 4.5% 9/25/35	4,165,311	4,352,952
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2006-49 Class CA, 6% 2/25/31	3,149,280	3,300,425
Series 2006-54 Class PE, 6% 2/25/33	1,227,698	1,310,963
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	737,567	801,284
Series 2003-76 Class BA, 4.5% 3/25/18	1,804,433	1,889,758
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	335,424	364,873
Freddie Mac Multi-class participation certificates sequential payer Series 3555:
Class CM, 4% 12/15/14	8,574,630	8,904,836
Class KH, 4% 12/15/14	8,789,984	9,185,926
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	$ 1,017,986	$ 1,082,565
Series 2690 Class PD, 5% 2/15/27	1,079,615	1,098,511
Series 2755 Class LC, 4% 6/15/27	1,080,785	1,095,602
Series 2901 Class UM, 4.5% 1/15/30	2,513,037	2,617,885
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	602,367	635,358
Series 2635 Class DG, 4.5% 1/15/18	2,068,171	2,160,947
Series 2780 Class A, 4% 12/15/14	1,068,929	1,080,639
Series 2867 Class EA, 4.5% 11/15/18	601,289	627,971
Series 2895 Class EJ, 4% 8/15/17	1,268,964	1,312,326
Series 2970 Class YA, 5% 9/15/18	571,291	592,318
TOTAL U.S. GOVERNMENT AGENCY		45,406,701
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $59,092,967)		60,239,645
Commercial Mortgage Securities - 3.9%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9775% 2/3/11 (d)(i)(j)	14,273,925	127,022
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5186% 2/14/43 (i)(j)	3,214,695	115,487
Banc of America Commercial Mortgage Trust sequential payer:
Series 2006-5 Class A1, 5.185% 9/10/47	368,179	373,483
Series 2007-3 Class A1, 5.6579% 6/10/49 (i)	1,230,788	1,267,049
Banc of America Commercial Mortgage, Inc.:
Series 2004-6 Class XP, 0.4983% 12/10/42 (i)(j)	8,505,824	70,563
Series 2005-4 Class XP, 0.1537% 7/10/45 (i)(j)	13,598,519	63,375
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7019% 3/15/22 (d)(i)	78,149	59,393
Class G, 0.7619% 3/15/22 (d)(i)	50,652	35,456
Series 2006-BIX1:
Class F, 0.5419% 10/15/19 (d)(i)	201,139	136,775
Class G, 0.5619% 10/15/19 (d)(i)	137,009	79,465
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0788% 12/25/33 (d)(i)	$ 11,171	$ 5,921
Series 2004-1:
Class A, 0.5888% 4/25/34 (d)(i)	539,097	415,105
Class B, 2.1288% 4/25/34 (d)(i)	65,310	30,043
Class M1, 0.7888% 4/25/34 (d)(i)	37,816	23,824
Class M2, 1.4288% 4/25/34 (d)(i)	36,475	19,332
Series 2004-2:
Class A, 0.6588% 8/25/34 (d)(i)	438,985	319,440
Class M1, 0.8088% 8/25/34 (d)(i)	156,451	89,177
Series 2004-3:
Class A1, 0.5988% 1/25/35 (d)(i)	767,439	548,719
Class A2, 0.6488% 1/25/35 (d)(i)	116,975	73,695
Class M1, 0.7288% 1/25/35 (d)(i)	41,413	22,363
Class M2, 1.2288% 1/25/35 (d)(i)	26,798	12,327
Series 2005-2A:
Class A1, 0.5388% 8/25/35 (d)(i)	176,694	119,162
Class M1, 0.6588% 8/25/35 (d)(i)	13,110	6,010
Class M2, 0.7088% 8/25/35 (d)(i)	21,623	9,248
Class M3, 0.7288% 8/25/35 (d)(i)	11,964	4,779
Class M4, 0.8388% 8/25/35 (d)(i)	10,982	4,078
Series 2005-3A:
Class A1, 0.5488% 11/25/35 (d)(i)	96,141	67,645
Class A2, 0.6288% 11/25/35 (d)(i)	62,329	37,765
Class M1, 0.6688% 11/25/35 (d)(i)	11,371	5,258
Class M2, 0.7188% 11/25/35 (d)(i)	14,437	6,331
Class M3, 0.7388% 11/25/35 (d)(i)	12,920	5,319
Class M4, 0.8288% 11/25/35 (d)(i)	16,098	6,190
Series 2005-4A:
Class A2, 0.6188% 1/25/36 (d)(i)	1,114,728	696,705
Class B1, 1.6288% 1/25/36 (d)(i)	75,007	23,252
Class M1, 0.6788% 1/25/36 (d)(i)	350,602	171,795
Class M2, 0.6988% 1/25/36 (d)(i)	133,043	61,200
Class M3, 0.7288% 1/25/36 (d)(i)	142,985	61,484
Class M4, 0.8388% 1/25/36 (d)(i)	73,165	27,803
Class M5, 0.8788% 1/25/36 (d)(i)	73,165	25,242
Class M6, 0.9288% 1/25/36 (d)(i)	74,249	23,760
Series 2006-1:
Class A2, 0.5888% 4/25/36 (d)(i)	34,028	19,988
Class M1, 0.6088% 4/25/36 (d)(i)	12,170	5,186
Class M2, 0.6288% 4/25/36 (d)(i)	12,859	5,093
Class M3, 0.6488% 4/25/36 (d)(i)	11,064	4,121
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M4, 0.7488% 4/25/36 (d)(i)	$ 6,270	$ 2,236
Class M5, 0.7888% 4/25/36 (d)(i)	6,085	2,056
Class M6, 0.8688% 4/25/36 (d)(i)	12,133	3,873
Series 2006-2A:
Class A1, 0.4588% 7/25/36 (d)(i)	344,953	235,362
Class A2, 0.5088% 7/25/36 (d)(i)	31,142	18,246
Class B1, 1.0988% 7/25/36 (d)(i)	11,660	3,465
Class B3, 2.9288% 7/25/36 (d)(i)	17,617	4,705
Class M1, 0.5388% 7/25/36 (d)(i)	32,675	14,155
Class M2, 0.5588% 7/25/36 (d)(i)	23,054	9,192
Class M3, 0.5788% 7/25/36 (d)(i)	19,123	7,127
Class M4, 0.6488% 7/25/36 (d)(i)	12,913	4,585
Class M5, 0.6988% 7/25/36 (d)(i)	15,871	5,314
Class M6, 0.7688% 7/25/36 (d)(i)	23,680	7,625
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (d)(i)	20,296	3,450
Class B2, 1.5788% 10/25/36 (d)(i)	14,638	2,196
Class B3, 2.8288% 10/25/36 (d)(i)	23,821	3,573
Class M4, 0.6588% 10/25/36 (d)(i)	22,430	5,944
Class M5, 0.7088% 10/25/36 (d)(i)	26,852	6,445
Class M6, 0.7888% 10/25/36 (d)(i)	52,561	10,512
Series 2006-4A:
Class A1, 0.4588% 12/25/36 (d)(i)	95,227	64,117
Class A2, 0.4988% 12/25/36 (d)(i)	431,651	197,998
Class B1, 0.9288% 12/25/36 (d)(i)	15,089	3,609
Class B2, 1.4788% 12/25/36 (d)(i)	15,615	3,307
Class B3, 2.6788% 12/25/36 (d)(i)	25,785	4,763
Class M1, 0.5188% 12/25/36 (d)(i)	30,584	10,032
Class M2, 0.5388% 12/25/36 (d)(i)	20,853	6,348
Class M3, 0.5688% 12/25/36 (d)(i)	20,853	5,983
Class M4, 0.6288% 12/25/36 (d)(i)	25,023	6,764
Class M5, 0.6688% 12/25/36 (d)(i)	22,938	5,785
Class M6, 0.7488% 12/25/36 (d)(i)	20,853	4,859
Series 2007-1:
Class A2, 0.4988% 3/25/37 (d)(i)	474,317	279,847
Class B1, 0.8988% 3/25/37 (d)(i)	151,443	28,774
Class B2, 1.3788% 3/25/37 (d)(i)	111,031	17,765
Class B3, 3.5788% 3/25/37 (d)(i)	308,865	40,152
Class M1, 0.4988% 3/25/37 (d)(i)	129,699	51,231
Class M2, 0.5188% 3/25/37 (d)(i)	98,193	34,368
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M3, 0.5488% 3/25/37 (d)(i)	$ 85,276	$ 26,436
Class M4, 0.5988% 3/25/37 (d)(i)	64,323	18,011
Class M5, 0.6488% 3/25/37 (d)(i)	107,527	26,882
Class M6, 0.7288% 3/25/37 (d)(i)	148,287	32,623
Series 2007-2A:
Class A1, 0.4988% 7/25/37 (d)(i)	75,238	48,905
Class A2, 0.5488% 7/25/37 (d)(i)	70,468	33,120
Class B1, 1.8288% 7/25/37 (d)(i)	22,080	3,422
Class B2, 2.4788% 7/25/37 (d)(i)	19,135	3,157
Class B3, 3.5788% 7/25/37 (d)(i)	21,520	3,013
Class M1, 0.5988% 7/25/37 (d)(i)	25,116	8,790
Class M2, 0.6388% 7/25/37 (d)(i)	14,094	4,369
Class M3, 0.7188% 7/25/37 (d)(i)	14,274	3,711
Class M4, 0.8788% 7/25/37 (d)(i)	27,483	6,046
Class M5, 0.9788% 7/25/37 (d)(i)	24,303	4,861
Class M6, 1.2288% 7/25/37 (d)(i)	30,843	5,243
Series 2007-3:
Class A2, 0.5188% 7/25/37 (d)(i)	120,605	57,734
Class B1, 1.1788% 7/25/37 (d)(i)	103,790	22,232
Class B2, 1.8288% 7/25/37 (d)(i)	265,679	48,247
Class B3, 4.2288% 7/25/37 (d)(i)	138,331	21,068
Class M1, 0.5388% 7/25/37 (d)(i)	91,116	32,628
Class M2, 0.5688% 7/25/37 (d)(i)	95,795	31,747
Class M3, 0.5988% 7/25/37 (d)(i)	155,063	48,054
Class M4, 0.7288% 7/25/37 (d)(i)	245,207	67,407
Class M5, 0.8288% 7/25/37 (d)(i)	122,236	28,432
Class M6, 1.0288% 7/25/37 (d)(i)	95,462	24,610
Series 2007-4A:
Class A2, 0.7788% 9/25/37 (d)(i)	930,550	418,748
Class B1, 2.7788% 9/25/37 (d)(i)	154,092	16,950
Class B2, 3.6788% 9/25/37 (d)(i)	577,786	57,779
Class M1, 1.1788% 9/25/37 (d)(i)	144,194	33,165
Class M2, 1.2788% 9/25/37 (d)(i)	144,194	27,397
Class M4, 1.8288% 9/25/37 (d)(i)	379,994	56,999
Class M5, 1.9788% 9/25/37 (d)(i)	379,994	49,399
Class M6, 2.1788% 9/25/37 (d)(i)	380,088	45,611
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(j)	4,381,236	140,200
Series 2006-2A Class IO, 1.7976% 7/25/36 (c)(d)(j)	12,286,363	738,410
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6719% 3/15/19 (d)(i)	$ 102,211	$ 56,216
Class H, 0.8819% 3/15/19 (d)(i)	68,774	33,012
Class J, 1.0819% 3/15/19 (d)(i)	51,667	22,217
Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (d)(i)	52,963	26,482
Class E, 0.5319% 3/15/22 (d)(i)	275,033	129,266
Class F, 0.5819% 3/15/22 (d)(i)	168,653	72,522
Class G, 0.6319% 3/15/22 (d)(i)	43,346	17,339
Class H, 0.7819% 3/15/22 (d)(i)	52,963	19,067
Class J, 0.9319% 3/15/22 (d)(i)	52,963	14,830
sequential payer Series 2007-PW17 Class A1, 5.282% 6/11/50	1,144,685	1,169,788
Series 2002-TOP8 Class X2, 2.0891% 8/15/38 (d)(i)(j)	5,302,941	68,935
Series 2003-PWR2 Class X2, 0.4448% 5/11/39 (d)(i)(j)	13,091,471	104,123
Series 2004-PWR6 Class X2, 0.6186% 11/11/41 (d)(i)(j)	5,692,059	86,487
Series 2005-PWR9 Class X2, 0.3672% 9/11/42 (d)(i)(j)	31,776,227	384,190
Series 2007-T28 Class A1, 5.422% 9/11/42	619,777	645,077
C-BASS Trust floater Series 2006-SC1 Class A, 0.4988% 5/25/36 (d)(i)	127,389	84,213
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.0744% 5/15/35 (d)(i)(j)	32,694,160	1,104,405
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5631% 11/15/36 (d)(i)	56,376	35,939
Class H, 0.6031% 11/15/36 (d)(i)	45,122	26,565
Series 2004-C2 Class XP, 0.9084% 10/15/41 (d)(i)(j)	6,624,792	101,473
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4247% 10/15/48 (i)(j)	56,333,057	778,489
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2:
Class A1, 5.064% 4/15/47 (i)	189,705	191,584
Class A2, 5.334% 4/15/47	2,463,000	2,499,826
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5419% 4/15/17 (d)(i)	120,571	78,371
Class E, 0.6019% 4/15/17 (d)(i)	38,383	23,030
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class F, 0.6419% 4/15/17 (d)(i)	$ 21,773	$ 11,540
Class G, 0.7819% 4/15/17 (d)(i)	21,773	9,798
Class H, 0.8519% 4/15/17 (d)(i)	21,773	6,967
Class J, 1.0819% 4/15/17 (d)(i)	16,697	4,174
Series 2005-FL11:
Class F, 0.6819% 11/15/17 (d)(i)	31,975	24,940
Class G, 0.7319% 11/15/17 (d)(i)	22,163	14,849
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	1,375,000	1,351,269
Series 2004-LBN2 Class X2, 0.8616% 3/10/39 (d)(i)(j)	2,032,696	15,718
Series 2005-LP5 Class XP, 0.2739% 5/10/43 (i)(j)	8,191,127	60,917
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	112,561	114,317
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6708% 12/15/39 (i)(j)	41,879,925	870,826
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.9546% 9/15/18 (i)(j)	16,351,523	211,559
Series 2003-C3 Class ASP, 1.6919% 5/15/38 (d)(i)(j)	13,635,570	64,764
Series 2004-C1 Class ASP, 0.9529% 1/15/37 (d)(i)(j)	10,486,303	95,079
Series 2005-C1 Class ASP, 0.3242% 2/15/38 (d)(i)(j)	14,185,090	87,987
Series 2005-C2 Class ASP, 0.5333% 4/15/37 (d)(i)(j)	11,741,737	126,814
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4019% 2/15/22 (d)(i)	236,650	118,325
0.5019% 2/15/22 (d)(i)	84,521	29,582
Class F, 0.5519% 2/15/22 (d)(i)	169,020	54,086
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	225,124	225,102
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	1,360,000	1,305,916
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 1.0456% 5/15/33 (d)(i)(j)	10,245,512	103,011
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	1,685,813	1,733,549
Series 2004-C3 Class X2, 0.6292% 12/10/41 (i)(j)	6,980,816	69,993
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 0.8642% 1/5/36 (d)(i)(j)	10,593,922	76,744
Series 2005-GG3 Class XP, 0.6669% 8/10/42 (d)(i)(j)	29,104,574	417,668
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(j)	92,649,419	1,021,460
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6684% 6/6/20 (d)(i)	$ 105,970	$ 58,315
Series 2007-EOP:
Class C, 0.5484% 3/6/20 (d)(i)	720,000	612,000
Class D, 0.5984% 3/6/20 (d)(i)	215,000	180,600
Class E, 0.6684% 3/6/20 (d)(i)	360,000	301,500
Class F, 0.7084% 3/6/20 (d)(i)	180,000	149,850
Class G, 0.7484% 3/6/20 (d)(i)	90,000	74,025
Class H, 0.8784% 3/6/20 (d)(i)	150,000	123,000
Class J, 1.0784% 3/6/20 (d)(i)	215,000	172,538
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	475,000	501,333
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (d)	139,540	143,035
Series 2000-HLTA Class D, 7.555% 10/3/15 (d)	1,275,000	1,325,912
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	79,454	79,586
Series 2003-CB7 Class X2, 0.7076% 1/12/38 (d)(i)(j)	2,480,002	15,054
Series 2003-LN1 Class X2, 0.6557% 10/15/37 (d)(i)(j)	17,121,765	66,013
Series 2004-C1 Class X2, 0.9676% 1/15/38 (d)(i)(j)	2,183,601	20,439
Series 2004-CB8 Class X2, 1.0889% 1/12/39 (d)(i)(j)	3,658,071	29,126
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4619% 11/15/18 (d)(i)	29,213	15,182
Class E, 0.5119% 11/15/18 (d)(i)	41,398	20,686
Class F, 0.5619% 11/15/18 (d)(i)	62,090	28,542
Class G, 0.5919% 11/15/18 (d)(i)	53,962	23,727
Class H, 0.7319% 11/15/18 (d)(i)	41,398	16,546
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (i)	696,004	712,738
Series 2008-C2 Class A1, 5.017% 2/12/51	427,477	437,584
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	3,345,000	3,392,988
Series 2006-C6 Class A1, 5.23% 9/15/39	559,031	568,247
Series 2006-C7 Class A1, 5.279% 11/15/38	213,809	218,879
Series 2007-C1 Class A1, 5.391% 2/15/40 (i)	292,904	299,603
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2 Class A1, 5.226% 2/15/40	$ 237,057	$ 241,397
Series 2003-C1 Class XCP, 1.2721% 12/15/36 (d)(i)(j)	3,886,333	2,050
Series 2004-C2 Class XCP, 1.0507% 3/15/36 (d)(i)(j)	6,373,742	62,131
Series 2004-C6 Class XCP, 0.5836% 8/15/36 (d)(i)(j)	8,673,840	69,793
Series 2005-C7 Class XCP, 0.1523% 11/15/40 (i)(j)	58,960,313	318,828
Series 2006-C1 Class XCP, 0.3421% 2/15/41 (i)(j)	45,412,331	455,963
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (i)(j)	23,974,011	468,407
Series 2007-C1 Class XCP, 0.4741% 2/15/40 (i)(j)	9,621,373	131,999
Series 2007-C2 Class XCP, 0.5056% 2/15/40 (i)(j)	47,433,770	721,624
LB-UBS Westfield Trust:
Series 2001-WM Class X, 0.5408% 7/14/16 (d)(i)(j)	11,618,547	65,610
Series 2001-WM, 6.754% 7/14/16 (d)	1,085,000	1,101,714
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5719% 9/15/21 (d)(i)	145,070	85,990
Class G, 0.5919% 9/15/21 (d)(i)	286,588	127,355
Class H, 0.6319% 9/15/21 (d)(i)	73,934	25,703
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	479,394	478,842
Series 2005-MCP1 Class XP, 0.5279% 6/12/43 (i)(j)	9,626,931	181,646
Series 2005-MKB2 Class XP, 0.154% 9/12/42 (i)(j)	4,622,439	32,521
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	297,965	304,307
Series 2007-8 Class A1, 4.622% 8/12/49	547,185	559,117
Series 2007-9 Class A2, 5.59% 9/12/49	952,000	985,321
Series 2006-4 Class XP, 0.6256% 12/12/49 (i)(j)	19,426,619	397,840
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.429% 7/15/19 (d)(i)	104,414	14,357
Series 2007-XCLA Class A1, 0.4319% 7/17/17 (d)(i)	334,093	132,802
Series 2007-XLCA Class B, 0.7288% 7/17/17 (d)(i)	197,763	3,955
Series 2007-XLFA:
Class D, 0.419% 10/15/20 (d)(i)	84,694	21,174
Class E, 0.479% 10/15/20 (d)(i)	105,926	15,889
Class F, 0.529% 10/15/20 (d)(i)	63,569	6,357
Class G, 0.4719% 10/15/20 (d)(i)	78,581	6,286
Class H, 0.659% 10/15/20 (d)(i)	49,464	2,473
Class J, 0.809% 10/15/20 (d)(i)	56,462	1,694
Class MHRO, 0.9219% 10/15/20 (d)(i)	22,048	2,811
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class MJPM, 1.2319% 10/15/20 (d)(i)	$ 7,257	$ 780
Class MSTR, 0.9319% 10/15/20 (d)(i)	13,611	2,144
Class NHRO, 1.119% 10/15/20 (d)(i)	32,202	3,784
Class NSTR, 1.079% 10/15/20 (d)(i)	12,676	1,743
sequential payer:
Series 2003-IQ5 Class X2, 0.8736% 4/15/38 (d)(i)(j)	5,217,543	65,976
Series 2006-HQ8 Class A1, 5.124% 3/12/44	23,398	23,406
Series 2006-T23 Class A1, 5.682% 8/12/41	365,574	376,489
Series 2007-HQ11 Class A1, 5.246% 2/12/44	536,290	549,806
Series 2007-IQ14 Class A2, 5.61% 4/15/49	2,425,000	2,520,316
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (d)(i)(j)	10,847,649	112,580
Series 2005-HQ5 Class X2, 0.1749% 1/14/42 (i)(j)	11,675,756	67,203
Series 2005-IQ9 Class X2, 1.0371% 7/15/56 (d)(i)(j)	11,027,261	207,709
Series 2005-TOP17 Class X2, 0.5915% 12/13/41 (i)(j)	8,088,685	124,042
Series 2007-XLC1:
Class C, 0.829% 7/17/17 (d)(i)	269,743	14,162
Class D, 0.929% 7/17/17 (d)(i)	126,510	6,642
Class E, 1.029% 7/17/17 (d)(i)	103,244	5,420
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.3313% 3/12/35 (d)(i)(j)	9,189,484	118,074
Series 2003-TOP9 Class X2, 1.4709% 11/13/36 (d)(i)(j)	4,691,733	65,689
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 10.706% 4/4/27 (i)	1,159,761	1,161,537
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4319% 1/15/18 (d)(i)	161,978	161,613
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (d)(i)	176,861	83,648
Class F, 0.5731% 8/11/18 (d)(i)	238,334	102,256
Class G, 0.5931% 8/11/18 (d)(i)	225,785	92,918
Class J, 0.8331% 8/11/18 (d)(i)	50,198	12,659
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (d)(i)	11,855	4,742
Class AP2, 1.0319% 6/15/20 (d)(i)	19,414	5,824
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class F, 0.7119% 6/15/20 (d)(i)	$ 376,985	$ 67,857
Class LXR2, 1.0319% 6/15/20 (d)(i)	257,008	77,102
sequential payer:
Series 2007-C30 Class A1, 5.031% 12/15/43	469,872	478,460
Series 2007-C31 Class A1, 5.14% 4/15/47	272,224	277,200
Series 2005-C18 Class XP, 0.3091% 4/15/42 (d)(i)(j)	16,496,202	118,792
Series 2005-C20 Class A3SF, 0.3631% 7/15/42 (i)	1,216,263	1,194,560
Series 2006-C23 Class X, 0.0803% 1/15/45 (d)(i)(j)	241,974,003	895,933
Series 2007-C30 Class XP, 0.434% 12/15/43 (d)(i)(j)	47,830,590	694,720
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $57,544,631)		50,905,787
Municipal Securities - 0.1%

Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13 (Cost $1,780,000)	1,780,000	1,798,227
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.875% 11/19/12 (Cost $3,743,138)	3,750,000	3,769,961
Certificates of Deposit - 0.2%

Royal Bank of Canada New York Branch yankee 2.25% 3/15/13 (Cost $2,883,182)	2,885,000	2,935,482
Commercial Paper - 0.9%

Fortis Funding LLC yankee 0.21% 4/19/10	3,000,000	2,999,263
Landesbank Hessen-Thuringen yankee 0.65% 5/25/10	4,000,000	3,997,859
UniCredito Italiano Bank (Ireland) PLC yankee 0.795% 3/4/10	4,000,000	3,999,900
TOTAL COMMERCIAL PAPER (Cost $10,992,561)		10,997,022
Cash Equivalents - 3.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.12%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) # (Cost $38,504,000)	$ 38,504,381	$ 38,504,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,299,925,248)		1,300,016,217
NET OTHER ASSETS - 0.1%		1,745,068
NET ASSETS - 100%		$ 1,301,761,285
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
72 Eurodollar 90 Day Index Contracts	March 2010	$ 71,952,300	$ 221,620
47 Eurodollar 90 Day Index Contracts	June 2010	46,958,875	143,211
47 Eurodollar 90 Day Index Contracts	Sept. 2010	46,939,488	153,774
52 Eurodollar 90 Day Index Contracts	Dec. 2010	51,895,350	19,347
52 Eurodollar 90 Day Index Contracts	March 2011	51,850,500	19,997
TOTAL EURODOLLAR CONTRACTS			$ 557,949
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)

	August 2034	$ 77,424	$ (57,982)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (h)	Oct. 2034	93,189	(58,881)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (h)	April 2032	31,876	(18,755)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	1,009	(930)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (h)	Oct. 2034	102,964	(70,057)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	104,103	(98,328)
		$ 410,565	$ (304,933)
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $160,469,126 or 12.3% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $50,323,362 or 3.9% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $238,772.

(h) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,743,704 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 1,818,758
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$38,504,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 25,769,156
HSBC Securities (USA), Inc.	3,709,178
ING Financial Markets LLC	370,918
J.P. Morgan Securities, Inc.	2,472,785
Mizuho Securities USA, Inc.	5,563,767
RBC Capital Markets Corp.	618,196
$ 38,504,000
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 354,604,603	$ -	$ 354,604,603	$ -
U.S. Government and Government Agency Obligations	510,553,589	-	510,553,589	-
U.S. Government Agency - Mortgage Securities	107,068,873	-	107,068,873	-
Asset-Backed Securities	158,639,028	-	152,166,919	6,472,109
Collateralized Mortgage Obligations	60,239,645	-	58,595,815	1,643,830
Commercial Mortgage Securities	50,905,787	-	44,115,426	6,790,361
Municipal Securities	1,798,227	-	1,798,227	-
Foreign Government and Government Agency Obligations	3,769,961	-	3,769,961	-
Certificates of Deposit	2,935,482	-	2,935,482	-
Commercial Paper	10,997,022	-	10,997,022	-
Cash Equivalents	38,504,000	-	38,504,000	-
Total Investments in Securities:	$ 1,300,016,217	$ -	$ 1,285,109,917	$ 14,906,300
Derivative Instruments:
Assets
Futures Contracts	$ 557,949	$ 557,949	$ -	$ -
Liabilities
Swap Agreements	$ (304,933)	$ -	$ (116,863)	$ (188,070)
Total Derivative Instruments:	$ 253,016	$ 557,949	$ (116,863)	$ (188,070)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 9,550,559
Total Realized Gain (Loss)	(425,816)
Total Unrealized Gain (Loss)	1,464,103
Cost of Purchases	4,293
Proceeds of Sales	(2,685,808)
Amortization/Accretion	(190,489)
Transfers in/out of Level 3	(1,244,733)
Ending Balance	$ 6,472,109
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 395,589
Collateralized Mortgage Obligations
Beginning Balance	$ 1,045,867
Total Realized Gain (Loss)	12,142
Total Unrealized Gain (Loss)	1,439,009
Cost of Purchases	-
Proceeds of Sales	(23,353)
Amortization/Accretion	14,960
Transfers in/out of Level 3	(844,795)
Ending Balance	$ 1,643,830
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 984,286
Commercial Mortgage Securities
Beginning Balance	$ 8,624,355
Total Realized Gain (Loss)	86,652
Total Unrealized Gain (Loss)	1,012,921
Cost of Purchases	-
Proceeds of Sales	(774,834)
Amortization/Accretion	(109,797)
Transfers in/out of Level 3	(2,048,936)
Ending Balance	$ 6,790,361
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 502,665
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (202,406)
Total Unrealized Gain (Loss)	14,336
Transfers in/out of Level 3	-
Ending Balance	$ (188,070)
Realized gain (loss) on Swap Agreements for the period	$ 4,288
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2010	$ 12,855

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (304,933)
Interest Rate Risk
Futures Contracts (a)	557,949	-
Total Value of Derivatives	$ 557,949	$ (304,933)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $42,122,800 of which $6,438,298, $4,621,616, $1,110,250, $1,361,959 and $28,590,677 will expire on August 31, 2013, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $30,178,499 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010

Assets
Investment in securities, at value (including repurchase agreements of $38,504,000) - See accompanying schedule: Unaffiliated issuers (cost $1,299,925,248)		$ 1,300,016,217
Cash		6,530
Receivable for investments sold		8,230,117
Receivable for swap agreements		823
Receivable for fund shares sold		3,694,473
Interest receivable		6,961,229
Receivable for daily variation on futures contracts		3,188
Prepaid expenses		2,881
Total assets		1,318,915,458

Liabilities
Payable for investments purchased Regular delivery	$ 10,087,339
Delayed delivery	3,283,571
Payable for fund shares redeemed	2,485,837
Distributions payable	181,827
Unrealized depreciation on swap agreements	304,933
Accrued management fee	340,082
Distribution fees payable	169,996
Other affiliated payables	210,734
Other payables and accrued expenses	89,854
Total liabilities		17,154,173

Net Assets		$ 1,301,761,285
Net Assets consist of:
Paid in capital		$ 1,367,790,749
Undistributed net investment income		1,260,299
Accumulated undistributed net realized gain (loss) on investments		(67,633,749)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		343,986
Net Assets		$ 1,301,761,285

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($304,908,110 ÷ 33,415,984 shares)	$ 9.12

Maximum offering price per share (100/98.50 of $9.12)	$ 9.26
Class T: Net Asset Value and redemption price per share ($201,030,222 ÷ 22,013,619 shares)	$ 9.13

Maximum offering price per share (100/98.50 of $9.13)	$ 9.27
Class B: Net Asset Value and offering price per share ($12,875,225 ÷ 1,408,718 shares) A	$ 9.14

Class C: Net Asset Value and offering price per share ($119,274,365 ÷ 13,055,998 shares) A	$ 9.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($663,673,363 ÷ 72,675,234 shares)	$ 9.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2010

Investment Income
Interest		$ 18,245,667

Expenses
Management fee	$ 1,966,283
Transfer agent fees	1,039,477
Distribution fees	985,634
Accounting and security lending fees	217,042
Custodian fees and expenses	20,833
Independent trustees' compensation	2,207
Registration fees	59,401
Audit	93,084
Legal	3,146
Miscellaneous	10,207
Total expenses before reductions	4,397,314
Expense reductions	(312)	4,397,002
Net investment income		13,848,665
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,252,476
Futures contracts	675,287
Swap agreements	5,043
Total net realized gain (loss)		5,932,806
Change in net unrealized appreciation (depreciation) on: Investment securities	17,371,834
Futures contracts	(304,753)
Swap agreements	29,270
Total change in net unrealized appreciation (depreciation)		17,096,351
Net gain (loss)		23,029,157
Net increase (decrease) in net assets resulting from operations		$ 36,877,822

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,848,665	$ 33,439,799
Net realized gain (loss)	5,932,806	(35,761,920)
Change in net unrealized appreciation (depreciation)	17,096,351	33,987,648
Net increase (decrease) in net assets resulting from operations	36,877,822	31,665,527
Distributions to shareholders from net investment income	(14,385,639)	(31,583,015)
Share transactions - net increase (decrease)	25,815,353	(121,336,902)
Total increase (decrease) in net assets	48,307,536	(121,254,390)

Net Assets
Beginning of period	1,253,453,749	1,374,708,139
End of period (including undistributed net investment income of $1,260,299 and undistributed net investment income of $1,797,273, respectively)	$ 1,301,761,285	$ 1,253,453,749

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 G	2005 I	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.96	$ 8.94	$ 9.25	$ 9.39	$ 9.39	$ 9.60	$ 9.55
Income from Investment Operations
Net investment income E	.101	.237	.364	.414	.305	.281	.202
Net realized and unrealized gain (loss)	.164	.007 F	(.315)	(.154)	.002	(.204)	.040
Total from investment operations	.265	.244	.049	.260	.307	.077	.242
Distributions from net investment income	(.105)	(.224)	(.359)	(.400)	(.307)	(.279)	(.192)
Distributions from net realized gain	-	-	-	-	-	(.008)	-
Total distributions	(.105)	(.224)	(.359)	(.400)	(.307)	(.287)	(.192)
Net asset value, end of period	$ 9.12	$ 8.96	$ 8.94	$ 9.25	$ 9.39	$ 9.39	$ 9.60
Total Return B, C, D	2.97%	2.81%	.51%	2.79%	3.33%	.81%	2.56%
Ratios to Average Net Assets H
Expenses before reductions	.72% A	.74%	.78%	.78%	.78% A	.85%	.87%
Expenses net of fee waivers, if any	.72% A	.74%	.78%	.78%	.78% A	.85%	.87%
Expenses net of all reductions	.72% A	.74%	.78%	.77%	.78% A	.85%	.87%
Net investment income	2.24% A	2.70%	3.98%	4.41%	3.91% A	2.96%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 304,908	$ 265,959	$ 342,015	$ 412,412	$ 377,221	$ 369,512	$ 357,760
Portfolio turnover rate	286% A	318% J	94%	91% J	55% A	94%	87%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 G	2005 I	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55
Income from Investment Operations
Net investment income E	.101	.237	.368	.417	.308	.284	.207
Net realized and unrealized gain (loss)	.164	.016 F	(.327)	(.154)	.002	(.194)	.038
Total from investment operations	.265	.253	.041	.263	.310	.090	.245
Distributions from net investment income	(.105)	(.223)	(.361)	(.403)	(.310)	(.282)	(.195)
Distributions from net realized gain	-	-	-	-	-	(.008)	-
Total distributions	(.105)	(.223)	(.361)	(.403)	(.310)	(.290)	(.195)
Net asset value, end of period	$ 9.13	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60
Total Return B, C, D	2.96%	2.91%	.43%	2.82%	3.36%	.95%	2.59%
Ratios to Average Net Assets H
Expenses before reductions	.72% A	.75%	.76%	.75%	.74% A	.81%	.83%
Expenses net of fee waivers, if any	.72% A	.75%	.76%	.75%	.74% A	.81%	.83%
Expenses net of all reductions	.72% A	.75%	.76%	.75%	.74% A	.81%	.83%
Net investment income	2.24% A	2.70%	4.01%	4.44%	3.95% A	2.99%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 201,030	$ 253,439	$ 334,850	$ 516,227	$ 514,917	$ 544,662	$ 517,440
Portfolio turnover rate	286% A	318% J	94%	91% J	55% A	94%	87%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 G	2005 I	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 8.95	$ 9.27	$ 9.41	$ 9.41	$ 9.61	$ 9.56
Income from Investment Operations
Net investment income E	.064	.167	.295	.344	.247	.210	.130
Net realized and unrealized gain (loss)	.174	.007 F	(.326)	(.155)	.002	(.194)	.038
Total from investment operations	.238	.174	(.031)	.189	.249	.016	.168
Distributions from net investment income	(.068)	(.154)	(.289)	(.329)	(.249)	(.208)	(.118)
Distributions from net realized gain	-	-	-	-	-	(.008)	-
Total distributions	(.068)	(.154)	(.289)	(.329)	(.249)	(.216)	(.118)
Net asset value, end of period	$ 9.14	$ 8.97	$ 8.95	$ 9.27	$ 9.41	$ 9.41	$ 9.61
Total Return B, C, D	2.66%	2.00%	(.36)%	2.01%	2.68%	.17%	1.77%
Ratios to Average Net Assets H
Expenses before reductions	1.54% A	1.54%	1.55%	1.54%	1.54% A	1.61%	1.63%
Expenses net of fee waivers, if any	1.54% A	1.54%	1.55%	1.54%	1.54% A	1.60%	1.63%
Expenses net of all reductions	1.54% A	1.54%	1.55%	1.53%	1.53% A	1.60%	1.63%
Net investment income	1.42% A	1.91%	3.22%	3.65%	3.15% A	2.21%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,875	$ 12,579	$ 11,617	$ 19,895	$ 30,678	$ 39,190	$ 53,502
Portfolio turnover rate	286% A	318% J	94%	91% J	55% A	94%	87%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 G	2005 I	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 8.95	$ 9.26	$ 9.40	$ 9.40	$ 9.61	$ 9.55
Income from Investment Operations
Net investment income E	.063	.164	.291	.340	.244	.206	.129
Net realized and unrealized gain (loss)	.174	.006 F	(.315)	(.155)	.002	(.204)	.048
Total from investment operations	.237	.170	(.024)	.185	.246	.002	.177
Distributions from net investment income	(.067)	(.150)	(.286)	(.325)	(.246)	(.204)	(.117)
Distributions from net realized gain	-	-	-	-	-	(.008)	-
Total distributions	(.067)	(.150)	(.286)	(.325)	(.246)	(.212)	(.117)
Net asset value, end of period	$ 9.14	$ 8.97	$ 8.95	$ 9.26	$ 9.40	$ 9.40	$ 9.61
Total Return B, C, D	2.65%	1.95%	(.29)%	1.98%	2.65%	.02%	1.86%
Ratios to Average Net Assets H
Expenses before reductions	1.56% A	1.57%	1.58%	1.57%	1.58% A	1.64%	1.65%
Expenses net of fee waivers, if any	1.56% A	1.57%	1.58%	1.57%	1.58% A	1.64%	1.65%
Expenses net of all reductions	1.56% A	1.57%	1.58%	1.57%	1.57% A	1.64%	1.65%
Net investment income	1.40% A	1.87%	3.18%	3.62%	3.12% A	2.16%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,274	$ 103,378	$ 97,150	$ 129,105	$ 156,364	$ 194,992	$ 273,166
Portfolio turnover rate	286% A	318% J	94%	91% J	55% A	94%	87%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended October 31. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 F	2005 H	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60	$ 9.55
Income from Investment Operations
Net investment income D	.109	.255	.385	.435	.321	.301	.225
Net realized and unrealized gain (loss)	.164	.016 E	(.324)	(.154)	.003	(.194)	.038
Total from investment operations	.273	.271	.061	.281	.324	.107	.263
Distributions from net investment income	(.113)	(.241)	(.381)	(.421)	(.324)	(.299)	(.213)
Distributions from net realized gain	-	-	-	-	-	(.008)	-
Total distributions	(.113)	(.241)	(.381)	(.421)	(.324)	(.307)	(.213)
Net asset value, end of period	$ 9.13	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60
Total Return B, C	3.05%	3.12%	.65%	3.02%	3.51%	1.14%	2.78%
Ratios to Average Net Assets G
Expenses before reductions	.54% A	.54%	.54%	.55%	.57% A	.63%	.64%
Expenses net of fee waivers, if any	.54% A	.54%	.54%	.55%	.57% A	.63%	.64%
Expenses net of all reductions	.54% A	.54%	.54%	.55%	.57% A	.63%	.64%
Net investment income	2.42% A	2.90%	4.23%	4.64%	4.12% A	3.18%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 663,673	$ 618,098	$ 589,076	$ 361,894	$ 224,908	$ 151,257	$ 98,505
Portfolio turnover rate	286% A	318% I	94%	91% I	55% A	94%	87%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. F For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended October 31. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended February 28, 2010

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

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Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

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2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 27,038,115
Gross unrealized depreciation	(25,714,032)
Net unrealized appreciation (depreciation)	$ 1,324,083
Tax cost	$ 1,298,692,134

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risk are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees

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Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance

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4. Investments in Derivative Instruments - continued

Swap Agreements - continued

with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default

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Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $410,565 representing 0.03% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(304,933). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $0. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $410,565, less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ 5,043	$ 29,270
Interest Rate Risk
Futures Contracts	675,287	(304,753)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 680,330	$ (275,483)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $675,287 for futures contracts and $5,043 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(304,753) for futures contracts and $29,270 for swap agreements.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $212,492,008 and $123,932,614, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 217,925	$ 6,325
Class T	0%	.15%	159,975	544
Class B	.65%	.25%	57,788	41,901
Class C	.75%	.25%	549,946	84,807
			$ 985,634	$ 133,577

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to ..50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,707
Class T	13,170
Class B*	13,719
Class C*	9,108
$ 64,704

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 262,136.18
Class T	192,989.18
Class B	15,730.25
Class C	92,326.17
Institutional Class	476,296.16
	$ 1,039,477

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,461 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $19,213.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $312.

Semiannual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009
From net investment income
Class A	$ 3,362,359	$ 7,428,883
Class T	2,473,523	7,135,543
Class B	96,216	223,200
Class C	805,056	1,724,635
Institutional Class	7,648,485	15,070,754
Total	$ 14,385,639	$ 31,583,015

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Class A
Shares sold	12,951,307	9,941,149	$ 117,276,895	$ 87,237,670
Reinvestment of distributions	336,470	766,900	3,053,665	6,723,296
Shares redeemed	(9,558,340)	(19,290,657)	(86,434,278)	(168,828,363)
Net increase (decrease)	3,729,437	(8,582,608)	$ 33,896,282	$ (74,867,397)
Class T
Shares sold	4,263,065	6,941,667	$ 38,709,478	$ 60,988,545
Reinvestment of distributions	240,971	737,067	2,188,500	6,466,822
Shares redeemed	(10,757,453)	(16,851,477)	(97,401,696)	(147,835,064)
Net increase (decrease)	(6,253,417)	(9,172,743)	$ (56,503,718)	$ (80,379,697)
Class B
Shares sold	412,284	1,263,658	$ 3,746,215	$ 11,096,469
Reinvestment of distributions	8,116	18,393	73,754	161,152
Shares redeemed	(413,564)	(1,177,708)	(3,758,826)	(10,297,341)
Net increase (decrease)	6,836	104,343	$ 61,143	$ 960,280
Class C
Shares sold	3,921,660	6,558,363	$ 35,617,556	$ 57,444,025
Reinvestment of distributions	63,215	136,027	574,358	1,194,319
Shares redeemed	(2,454,755)	(6,026,884)	(22,293,370)	(52,775,175)
Net increase (decrease)	1,530,120	667,506	$ 13,898,544	$ 5,863,169

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Institutional Class
Shares sold	18,011,376	33,120,632	$ 163,346,821	$ 291,048,559
Reinvestment of distributions	773,420	1,604,475	7,027,015	14,105,949
Shares redeemed	(15,050,129)	(31,655,130)	(135,910,734)	(278,067,765)
Net increase (decrease)	3,734,667	3,069,977	$ 34,463,102	$ 27,086,743

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of February 28, 2010, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended August 31, 2009, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of February 28, 2010, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended August 31, 2009, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 20, 2010

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Short Fixed-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Short Fixed-Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the second quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Short Fixed-Income Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A and Class T ranked below its competitive median for 2008, the total expenses of Class B ranked equal to its competitive median for 2008, and the total expenses of each of Class C and Institutional Class ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SFII-USAN-0410
1.784906.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 30, 2010